UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Fund Semi-Annual Report February 28, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	70.9%
AAA	1.1%
A	4.3%
BBB	20.7%
BB and Below	9.5%
Not Rated	0.6%
Short-Term Investments and Net Other Assets*	(7.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**,***
Corporate Bonds	32.5%
U.S. Government and U.S. Government Agency Obligations	70.9%
Asset-Backed Securities	1.0%
CMOs and Other Mortgage Related Securities	1.0%
Municipal Bonds	0.7%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)†	(7.1)%

 * Foreign investments - 7.0%

 ** Futures and Swaps - 0.4%

 *** Written options - (0.7)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.6%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
3.6% 2/17/23	$5,795	$5,831
4.45% 4/1/24	561	581
4.5% 3/9/48	29,286	26,215
5.55% 8/15/41	14,683	15,036
BellSouth Capital Funding Corp. 7.875% 2/15/30	120	141
CenturyLink, Inc. 6.15% 9/15/19	1,759	1,779
Verizon Communications, Inc.:
3.85% 11/1/42	1,420	1,280
4.329% 9/21/28	25,000	25,870
4.522% 9/15/48	2,172	2,132
4.862% 8/21/46	4,044	4,158
5.012% 4/15/49	1,549	1,621
5.012% 8/21/54	29,666	30,474
		115,118
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	2,393	2,372
5.95% 4/1/41	1,674	1,977
Time Warner, Inc.:
4.9% 6/15/42	8,091	7,681
6.2% 3/15/40	2,697	2,956
		14,986
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,010	7,190
4.908% 7/23/25	5,437	5,632
5.375% 5/1/47	37,110	35,185
5.75% 4/1/48	5,394	5,398
Comcast Corp.:
3.9% 3/1/38	1,283	1,213
3.969% 11/1/47	4,155	3,854
3.999% 11/1/49	4,719	4,382
4% 3/1/48	2,339	2,187
4.6% 8/15/45	3,379	3,412
4.65% 7/15/42	3,019	3,066
Fox Corp.:
3.666% 1/25/22 (a)	1,009	1,021
4.03% 1/25/24 (a)	1,775	1,809
4.709% 1/25/29 (a)	2,568	2,662
5.476% 1/25/39 (a)	2,533	2,655
5.576% 1/25/49 (a)	1,680	1,774
Time Warner Cable, Inc.:
4% 9/1/21	15,014	15,161
4.5% 9/15/42	1,008	847
5.5% 9/1/41	1,791	1,695
5.875% 11/15/40	3,852	3,822
6.55% 5/1/37	6,679	7,082
7.3% 7/1/38	4,433	5,003
8.25% 4/1/19	5,887	5,911
		120,961

TOTAL COMMUNICATION SERVICES		251,065

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.5% 7/10/19	3,205	3,211
3.7% 5/9/23	10,249	10,088
4.25% 5/15/23	1,591	1,596
4.375% 9/25/21	6,220	6,322
		21,217
Household Durables - 0.4%
Lennar Corp.:
4.75% 11/29/27	4,753	4,616
5% 6/15/27	6,340	6,213
Toll Brothers Finance Corp.:
4.35% 2/15/28	5,394	5,064
4.875% 3/15/27	16,068	15,747
		31,640

TOTAL CONSUMER DISCRETIONARY		52,857

CONSUMER STAPLES - 1.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	9,656	9,539
4.7% 2/1/36	8,427	8,157
4.9% 2/1/46	16,856	16,222
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	6,606	5,996
5.45% 1/23/39	6,560	6,884
5.55% 1/23/49	14,988	15,742
5.8% 1/23/59 (Reg. S)	15,889	16,950
Constellation Brands, Inc. 4.75% 11/15/24	4,450	4,671
		84,161
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,255	2,267
Food Products - 0.1%
H.J. Heinz Co. 4.375% 6/1/46	6,319	5,236
Tobacco - 0.1%
Altria Group, Inc. 9.25% 8/6/19	958	982
Reynolds American, Inc.:
4% 6/12/22	1,100	1,113
5.7% 8/15/35	914	901
6.15% 9/15/43	1,316	1,296
7.25% 6/15/37	5,208	5,692
		9,984

TOTAL CONSUMER STAPLES		101,648

ENERGY - 4.3%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,706	1,771
Oil, Gas & Consumable Fuels - 4.3%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,225	7,648
Amerada Hess Corp.:
7.3% 8/15/31	1,898	2,162
7.875% 10/1/29	2,603	3,051
Anadarko Finance Co. 7.5% 5/1/31	7,302	8,837
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,465	1,505
5.55% 3/15/26	5,634	6,020
6.45% 9/15/36	5,100	5,740
6.6% 3/15/46	5,623	6,648
Canadian Natural Resources Ltd.:
3.45% 11/15/21	3,102	3,099
5.85% 2/1/35	2,370	2,590
Cenovus Energy, Inc. 4.25% 4/15/27	5,734	5,461
Chesapeake Energy Corp. 6.625% 8/15/20	5,572	5,711
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,276	3,279
4.5% 6/1/25	997	1,023
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,616	2,662
5.35% 3/15/20 (a)	2,683	2,730
5.85% 5/21/43 (a)(b)	5,231	4,629
DCP Midstream Operating LP:
2.7% 4/1/19	815	814
3.875% 3/15/23	3,649	3,622
5.6% 4/1/44	3,165	2,924
El Paso Corp. 6.5% 9/15/20	8,750	9,177
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	965	964
3.9% 5/15/24 (b)	1,018	991
Enbridge Energy Partners LP 4.2% 9/15/21	3,072	3,127
Enbridge, Inc. 4.25% 12/1/26	1,711	1,745
Energy Transfer Partners LP:
4.2% 9/15/23	1,408	1,436
4.5% 4/15/24	1,765	1,812
4.95% 6/15/28	4,806	4,897
5.25% 4/15/29	2,872	3,003
5.8% 6/15/38	2,680	2,735
6% 6/15/48	1,745	1,811
6.25% 4/15/49	4,477	4,805
Kinder Morgan, Inc. 5.55% 6/1/45	3,410	3,580
Marathon Petroleum Corp. 5.125% 3/1/21	1,854	1,918
MPLX LP:
4.8% 2/15/29	1,514	1,552
4.875% 12/1/24	2,312	2,414
5.5% 2/15/49	4,543	4,653
Nakilat, Inc. 6.067% 12/31/33 (a)	1,421	1,595
Petrobras Global Finance BV 7.25% 3/17/44	32,129	34,330
Petroleos Mexicanos:
4.625% 9/21/23	6,953	6,659
4.875% 1/18/24	2,361	2,256
5.375% 3/13/22	2,646	2,651
5.625% 1/23/46	15,797	12,361
6.375% 2/4/21	6,290	6,473
6.375% 1/23/45	25,471	21,389
6.5% 3/13/27	19,984	19,295
6.5% 6/2/41	27,475	23,903
6.75% 9/21/47	26,340	22,839
Phillips 66 Co. 4.3% 4/1/22	2,502	2,588
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,425	4,399
Southwestern Energy Co. 6.2% 1/23/25 (b)	9,052	8,959
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,903	1,831
The Williams Companies, Inc.:
3.7% 1/15/23	946	945
4.55% 6/24/24	10,341	10,651
Western Gas Partners LP:
4.65% 7/1/26	1,075	1,067
4.75% 8/15/28	1,448	1,429
5.375% 6/1/21	5,631	5,801
Williams Partners LP:
4% 11/15/21	681	692
4.125% 11/15/20	555	561
4.3% 3/4/24	2,334	2,387
		325,836

TOTAL ENERGY		327,607

FINANCIALS - 13.2%
Banks - 7.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	1,538	1,518
3.3% 1/11/23	3,114	3,123
3.419% 12/20/28 (b)	6,083	5,869
3.5% 4/19/26	7,118	7,046
3.95% 4/21/25	44,107	44,075
4% 1/22/25	31,454	31,505
4.1% 7/24/23	1,670	1,722
4.183% 11/25/27	8,091	8,053
4.2% 8/26/24	9,735	9,922
4.25% 10/22/26	44,393	44,596
4.45% 3/3/26	7,471	7,607
Barclays Bank PLC 10.179% 6/12/21 (a)	2,050	2,316
Barclays PLC:
2.75% 11/8/19	2,761	2,750
4.375% 1/12/26	5,232	5,189
4.836% 5/9/28	6,831	6,591
5.2% 5/12/26	1,743	1,754
BPCE SA 4.875% 4/1/26 (a)	8,646	8,682
Citigroup, Inc.:
2.7% 10/27/22	38,575	37,879
4.05% 7/30/22	1,545	1,575
4.075% 4/23/29 (b)	30,394	30,644
4.125% 7/25/28	8,091	7,955
4.3% 11/20/26	2,068	2,071
4.4% 6/10/25	20,670	21,004
4.45% 9/29/27	3,679	3,692
4.5% 1/14/22	3,739	3,875
4.6% 3/9/26	7,817	7,992
5.3% 5/6/44	11,127	11,789
5.5% 9/13/25	9,062	9,788
Citizens Bank NA 2.55% 5/13/21	1,447	1,429
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,666	3,685
4.3% 12/3/25	7,509	7,573
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	11,381	11,246
3.8% 9/15/22	5,583	5,613
3.8% 6/9/23	8,071	8,070
4.55% 4/17/26	3,447	3,531
Discover Bank 7% 4/15/20	3,616	3,755
Fifth Third Bancorp 8.25% 3/1/38	1,287	1,773
HSBC Holdings PLC:
4.25% 3/14/24	1,679	1,700
5.25% 3/14/44	1,216	1,290
Huntington Bancshares, Inc. 7% 12/15/20	861	916
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	1,550	1,436
5.71% 1/15/26 (a)	34,135	31,965
JPMorgan Chase & Co.:
2.95% 10/1/26	3,608	3,440
3.797% 7/23/24 (b)	11,596	11,762
3.875% 9/10/24	7,368	7,453
4.125% 12/15/26	29,680	30,035
4.35% 8/15/21	9,935	10,232
4.625% 5/10/21	1,466	1,515
Rabobank Nederland 4.375% 8/4/25	5,609	5,674
Regions Bank 6.45% 6/26/37	4,979	5,918
Regions Financial Corp. 3.2% 2/8/21	2,627	2,630
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	19,001	19,260
6% 12/19/23	15,902	16,710
6.1% 6/10/23	7,162	7,513
6.125% 12/15/22	25,655	27,066
Societe Generale 4.25% 4/14/25 (a)	8,328	8,191
Synchrony Bank 3% 6/15/22	4,666	4,525
UniCredit SpA 6.572% 1/14/22 (a)	7,789	7,985
		584,473
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,634	1,678
Deutsche Bank AG 4.5% 4/1/25	6,757	6,290
Deutsche Bank AG New York Branch:
3.3% 11/16/22	8,631	8,146
4.1% 1/13/26	9,758	9,028
5% 2/14/22	13,046	13,127
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,461	12,274
3.2% 2/23/23	7,013	6,952
3.272% 9/29/25 (b)	42,071	40,792
4.25% 10/21/25	14,224	14,281
6.75% 10/1/37	34,659	41,220
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,335	1,330
3.75% 12/1/25	2,387	2,437
Lazard Group LLC 4.25% 11/14/20	973	988
Moody's Corp.:
3.25% 1/15/28	2,443	2,333
4.875% 2/15/24	2,293	2,425
Morgan Stanley:
3.125% 1/23/23	6,473	6,421
3.125% 7/27/26	17,304	16,511
3.625% 1/20/27	19,436	19,059
3.7% 10/23/24	5,567	5,591
3.75% 2/25/23	4,438	4,511
3.875% 4/29/24	5,127	5,198
4.1% 5/22/23	6,473	6,580
4.35% 9/8/26	5,770	5,794
4.431% 1/23/30 (b)	6,177	6,378
4.875% 11/1/22	11,659	12,203
5% 11/24/25	24,327	25,571
5.75% 1/25/21	5,469	5,731
		282,849
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,700	1,676
4.125% 7/3/23	4,978	4,945
4.45% 12/16/21	4,109	4,163
4.5% 5/15/21	1,562	1,583
4.875% 1/16/24	2,451	2,508
5% 10/1/21	2,341	2,405
Capital One Financial Corp. 3.8% 1/31/28	5,072	4,874
Discover Financial Services:
3.85% 11/21/22	2,625	2,640
3.95% 11/6/24	2,195	2,173
4.1% 2/9/27	5,363	5,219
4.5% 1/30/26	6,606	6,637
5.2% 4/27/22	2,209	2,311
Ford Motor Credit Co. LLC:
5.085% 1/7/21	4,102	4,178
5.596% 1/7/22	8,487	8,695
Synchrony Financial:
3% 8/15/19	1,130	1,129
3.75% 8/15/21	1,707	1,711
3.95% 12/1/27	9,671	8,856
4.25% 8/15/24	1,718	1,684
		67,387
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,215	1,224
Brixmor Operating Partnership LP 4.125% 6/15/26	1,911	1,866
Cigna Corp.:
4.125% 11/15/25 (a)	3,009	3,054
4.375% 10/15/28 (a)	7,766	7,872
4.8% 8/15/38 (a)	4,835	4,826
4.9% 12/15/48 (a)	4,831	4,810
Voya Financial, Inc. 3.125% 7/15/24	2,931	2,836
		26,488
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (a)	696	696
American International Group, Inc. 4.875% 6/1/22	3,102	3,251
Aon Corp. 5% 9/30/20	1,152	1,181
Hartford Financial Services Group, Inc. 5.125% 4/15/22	3,152	3,318
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	2,844	2,878
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	5,567	5,738
4.75% 3/15/39	2,555	2,646
4.8% 7/15/21	1,586	1,640
4.9% 3/15/49	5,084	5,348
Pacific LifeCorp 5.125% 1/30/43 (a)	3,073	3,143
Pricoa Global Funding I 5.375% 5/15/45 (b)	3,686	3,661
Prudential Financial, Inc. 4.5% 11/16/21	1,508	1,563
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,358	1,402
Unum Group:
5.625% 9/15/20	2,241	2,315
5.75% 8/15/42	1,900	1,980
		40,760

TOTAL FINANCIALS		1,001,957

HEALTH CARE - 1.3%
Health Care Providers & Services - 1.1%
Cigna Corp. 3.75% 7/15/23 (a)	6,222	6,297
CVS Health Corp.:
4.1% 3/25/25	13,052	13,231
4.3% 3/25/28	15,157	15,167
4.78% 3/25/38	6,747	6,563
5.05% 3/25/48	9,921	9,831
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	1,262	1,270
4.272% 8/28/23 (a)	3,984	4,043
4.9% 8/28/28 (a)	1,678	1,738
HCA Holdings, Inc.:
4.75% 5/1/23	162	168
5.875% 3/15/22	191	203
6.5% 2/15/20	2,435	2,508
Toledo Hospital:
5.325% 11/15/28	2,806	2,883
6.015% 11/15/48	13,467	14,249
WellPoint, Inc. 3.3% 1/15/23	5,062	5,071
		83,222
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	6,067	6,068
Mylan NV:
2.5% 6/7/19	1,983	1,980
3.15% 6/15/21	4,699	4,645
3.95% 6/15/26	2,419	2,256
Perrigo Finance PLC 3.5% 12/15/21	342	329
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	3,381	3,212
Zoetis, Inc. 3.25% 2/1/23	1,417	1,408
		19,898

TOTAL HEALTH CARE		103,120

INDUSTRIALS - 0.3%
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,219	1,235
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23	682	654
3.375% 6/1/21	2,292	2,276
3.75% 2/1/22	3,424	3,430
3.875% 4/1/21	2,473	2,491
4.25% 2/1/24	8,033	8,078
4.25% 9/15/24	2,731	2,729
		19,658
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	1,610	1,739

TOTAL INDUSTRIALS		22,632

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	6,300	6,620
6.02% 6/15/26 (a)	2,150	2,280
		8,900
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	3,717	3,838

TOTAL INFORMATION TECHNOLOGY		12,738

MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	3,409	3,420
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,547	1,610
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,756	1,733
4.5% 8/1/47 (a)	1,783	1,786
		8,549
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	683	680
4.6% 4/1/22	987	1,019
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,003	1,001
Boston Properties, Inc. 4.5% 12/1/28	5,238	5,431
Camden Property Trust:
2.95% 12/15/22	1,405	1,389
4.25% 1/15/24	2,637	2,716
Corporate Office Properties LP 5% 7/1/25	2,662	2,729
DDR Corp.:
3.625% 2/1/25	1,794	1,731
4.25% 2/1/26	1,455	1,438
4.625% 7/15/22	1,524	1,559
Duke Realty LP:
3.25% 6/30/26	690	664
3.625% 4/15/23	1,808	1,818
3.875% 10/15/22	5,088	5,181
4.375% 6/15/22	1,522	1,573
Equity One, Inc. 3.75% 11/15/22	6,473	6,507
Highwoods/Forsyth LP 3.2% 6/15/21	1,903	1,883
Hudson Pacific Properties LP 4.65% 4/1/29	1,995	1,965
Lexington Corporate Properties Trust 4.4% 6/15/24	1,110	1,107
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	5,718	5,751
4.5% 1/15/25	2,358	2,347
4.5% 4/1/27	839	823
4.75% 1/15/28	13,227	13,226
4.95% 4/1/24	1,033	1,052
5.25% 1/15/26	4,397	4,521
Retail Opportunity Investments Partnership LP:
4% 12/15/24	751	715
5% 12/15/23	579	582
Store Capital Corp. 4.625% 3/15/29	2,589	2,556
Ventas Realty LP:
3.125% 6/15/23	1,209	1,191
4% 3/1/28	2,519	2,483
4.125% 1/15/26	1,169	1,174
Weingarten Realty Investors 3.375% 10/15/22	534	529
WP Carey, Inc.:
4% 2/1/25	4,009	3,954
4.6% 4/1/24	6,239	6,410
		87,705
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,172	9,212
3.95% 11/15/27	5,132	4,941
4.1% 10/1/24	3,258	3,246
CBRE Group, Inc. 4.875% 3/1/26	9,186	9,459
Digital Realty Trust LP 3.95% 7/1/22	2,503	2,534
Essex Portfolio LP 3.875% 5/1/24	2,253	2,275
Liberty Property LP:
3.25% 10/1/26	1,857	1,761
3.375% 6/15/23	1,924	1,903
4.125% 6/15/22	1,306	1,335
Mack-Cali Realty LP:
3.15% 5/15/23	4,184	3,552
4.5% 4/18/22	795	755
Mid-America Apartments LP 4% 11/15/25	969	980
Post Apartment Homes LP 3.375% 12/1/22	588	585
Tanger Properties LP:
3.125% 9/1/26	3,078	2,793
3.75% 12/1/24	2,273	2,215
3.875% 12/1/23	1,388	1,377
3.875% 7/15/27	8,136	7,665
		56,588

TOTAL REAL ESTATE		144,293

UTILITIES - 1.0%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	4,554	4,798
6.4% 9/15/20 (a)	6,058	6,308
FirstEnergy Corp.:
4.25% 3/15/23	5,273	5,400
7.375% 11/15/31	7,390	9,523
IPALCO Enterprises, Inc.:
3.45% 7/15/20	5,810	5,794
3.7% 9/1/24	2,299	2,260
		34,083
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	821	841
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	14,185	15,213
Emera U.S. Finance LP:
2.15% 6/15/19	1,132	1,128
2.7% 6/15/21	1,114	1,093
		17,434
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	6,865	6,316
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(c)	1,971	1,872
NiSource Finance Corp. 5.95% 6/15/41	2,662	3,007
Puget Energy, Inc.:
5.625% 7/15/22	3,870	4,076
6% 9/1/21	3,731	3,938
6.5% 12/15/20	1,195	1,256
Sempra Energy 6% 10/15/39	3,214	3,620
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(c)	2,158	1,898
		25,983

TOTAL UTILITIES		78,341

TOTAL NONCONVERTIBLE BONDS
(Cost $2,125,059)		2,104,807

U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
2.5% 2/15/46	$4,412	$3,934
3% 2/15/49(d)	67,231	66,112
U.S. Treasury Notes:
1.75% 6/30/22	446,718	436,091
2.125% 7/31/24	127,886	125,069
2.125% 11/30/24	33,501	32,693
2.125% 5/15/25 (e)	53,492	52,032
2.25% 10/31/24	25,627	25,195
2.25% 12/31/24	79,698	78,272
2.25% 2/15/27	95,634	92,814
2.375% 5/15/27	171,627	167,940
2.5% 3/31/23	257,782	257,581
2.625% 6/30/23	13,326	13,380
2.625% 12/31/23	168,430	169,127
2.625% 3/31/25	100,588	100,761
2.75% 6/30/25	579,815	584,729
2.875% 11/30/25	650,392	660,616
3.125% 11/15/28	152,600	157,810
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,011,902)		3,024,156

Asset-Backed Securities - 0.8%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$4,908	$4,883
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,304	8,385
Class AA, 2.487% 12/16/41 (a)	1,795	1,746
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	8,219	8,209
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7399% 3/25/32 (b)(c)	9	9
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,741	3,681
Class A2II, 4.03% 11/20/47 (a)	6,361	6,257
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (b)(c)	1	1
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (a)(b)(c)	82	80
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (a)(b)(c)	30	29
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (a)(b)(c)	49	47
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (a)(b)(c)	23	22
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	2,573	2,565
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	4,049	4,107
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (b)(c)	866	704
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (a)(b)(c)(f)	8,122	8,122
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (b)(c)	331	330
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (b)(c)	8	8
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	8,457	8,508
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (a)(b)(c)(g)	911	630
TOTAL ASSET-BACKED SECURITIES
(Cost $57,281)		58,323

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 3.2063% 5/27/37 (a)(b)(c)	1,264	1,212
Class AA1, 1 month U.S. LIBOR + 0.280% 2.8791% 5/27/37 (a)(b)(c)	1,693	1,625
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (b)(c)	50	50
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (b)(c)	60	59
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	5	5
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,931)		2,951

Commercial Mortgage Securities - 1.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (b)(h)	8	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.7649% 12/25/33 (a)(b)(c)	12	12
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.8899% 11/25/35 (a)(b)(c)	61	58
Class M1, 1 month U.S. LIBOR + 0.440% 2.9299% 11/25/35 (a)(b)(c)	16	16
Class M2, 1 month U.S. LIBOR + 0.490% 2.9799% 11/25/35 (a)(b)(c)	23	22
Class M3, 1 month U.S. LIBOR + 0.510% 2.9999% 11/25/35 (a)(b)(c)	20	19
Class M4, 1 month U.S. LIBOR + 0.600% 3.0899% 11/25/35 (a)(b)(c)	25	24
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.8799% 1/25/36 (a)(b)(c)	152	146
Class B1, 1 month U.S. LIBOR + 1.400% 3.8899% 1/25/36 (a)(b)(c)	16	28
Class M1, 1 month U.S. LIBOR + 0.450% 2.9399% 1/25/36 (a)(b)(c)	49	47
Class M2, 1 month U.S. LIBOR + 0.470% 2.9599% 1/25/36 (a)(b)(c)	18	17
Class M3, 1 month U.S. LIBOR + 0.500% 2.9899% 1/25/36 (a)(b)(c)	27	25
Class M4, 1 month U.S. LIBOR + 0.610% 3.0999% 1/25/36 (a)(b)(c)	28	25
Class M5, 1 month U.S. LIBOR + 0.650% 3.1399% 1/25/36 (a)(b)(c)	28	25
Class M6, 1 month U.S. LIBOR + 0.700% 3.1899% 1/25/36 (a)(b)(c)	29	26
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.8499% 4/25/36 (a)(b)(c)	27	26
Class M1, 1 month U.S. LIBOR + 0.380% 2.8699% 4/25/36 (a)(b)(c)	16	15
Class M2, 1 month U.S. LIBOR + 0.400% 2.8899% 4/25/36 (a)(b)(c)	17	16
Class M3, 1 month U.S. LIBOR + 0.420% 2.9099% 4/25/36 (a)(b)(c)	27	25
Class M4, 1 month U.S. LIBOR + 0.520% 3.0099% 4/25/36 (a)(b)(c)	15	14
Class M5, 1 month U.S. LIBOR + 0.560% 3.0499% 4/25/36 (a)(b)(c)	15	14
Class M6, 1 month U.S. LIBOR + 0.640% 3.1299% 4/25/36 (a)(b)(c)	16	15
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.7999% 7/25/36 (a)(b)(c)	25	23
Class M2, 1 month U.S. LIBOR + 0.330% 2.8199% 7/25/36 (a)(b)(c)	17	16
Class M3, 1 month U.S. LIBOR + 0.350% 2.8399% 7/25/36 (a)(b)(c)	27	25
Class M4, 1 month U.S. LIBOR + 0.420% 2.9099% 7/25/36 (a)(b)(c)	17	15
Class M5, 1 month U.S. LIBOR + 0.470% 2.9599% 7/25/36 (a)(b)(c)	22	21
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.9199% 10/25/36(a)(b)(c)	17	54
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.7599% 12/25/36 (a)(b)(c)	404	384
Class M1, 1 month U.S. LIBOR + 0.290% 2.7799% 12/25/36 (a)(b)(c)	32	30
Class M2, 1 month U.S. LIBOR + 0.310% 2.7999% 12/25/36 (a)(b)(c)	40	37
Class M3, 1 month U.S. LIBOR + 0.340% 2.8299% 12/25/36 (a)(b)(c)	22	20
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.7599% 3/25/37 (a)(b)(c)	93	87
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.7599% 7/25/37 (a)(b)(c)	271	255
Class A2, 1 month U.S. LIBOR + 0.320% 2.8099% 7/25/37 (a)(b)(c)	254	239
Class M1, 1 month U.S. LIBOR + 0.370% 2.8599% 7/25/37 (a)(b)(c)	87	77
Class M2, 1 month U.S. LIBOR + 0.410% 2.8999% 7/25/37 (a)(b)(c)	57	49
Class M3, 1 month U.S. LIBOR + 0.490% 2.9799% 7/25/37 (a)(b)(c)	46	55
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/37 (a)(b)(c)	94	88
Class M1, 1 month U.S. LIBOR + 0.310% 2.7999% 7/25/37 (a)(b)(c)	50	45
Class M2, 1 month U.S. LIBOR + 0.340% 2.8299% 7/25/37 (a)(b)(c)	53	48
Class M3, 1 month U.S. LIBOR + 0.370% 2.8599% 7/25/37 (a)(b)(c)	85	77
Class M4, 1 month U.S. LIBOR + 0.500% 2.9899% 7/25/37 (a)(b)(c)	134	120
Class M5, 1 month U.S. LIBOR + 0.600% 3.0899% 7/25/37 (a)(b)(c)	53	62
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	14,103	14,832
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (a)(b)(c)	2,650	2,646
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (a)(b)(c)	3,827	3,833
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	4,522	4,813
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	5,042	5,225
Class B, 4.5349% 4/15/36 (a)	904	936
Class C, 4.6278% 4/15/36 (a)	1,040	1,068
Class D, 4.6278% 4/15/36 (a)	2,081	2,091
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,715	3,945
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 5.9225% 2/12/49 (b)	50	20
Class C, 5.9225% 2/12/49 (b)	37	2
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	899	938
Class DFX, 5.3503% 7/5/33 (a)	1,382	1,442
Class EFX, 5.5422% 7/5/33 (a)	1,891	1,965
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	14,210	14,991
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	3,756	3,676
Class B, 4.181% 11/15/34 (a)	1,584	1,559
Class C, 5.205% 11/15/34 (a)	1,110	1,105
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	10,681	11,259
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $76,999)		78,788

Municipal Securities - 0.7%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	5,520	5,575
5.1% 6/1/33	25,875	24,542
Series 2010-1, 6.63% 2/1/35	2,385	2,543
Series 2010-3:
6.725% 4/1/35	3,170	3,347
7.35% 7/1/35	1,625	1,803
Series 2010-5, 6.2% 7/1/21	1,038	1,070
Series 2011, 5.877% 3/1/19	10,060	10,060
Series 2013, 3.6% 12/1/19	2,230	2,233
TOTAL MUNICIPAL SECURITIES
(Cost $52,874)		51,173

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21	4,397	4,356
Discover Bank:
(Delaware) 3.2% 8/9/21	5,403	5,384
3.1% 6/4/20	4,770	4,766
4.682% 8/9/28 (b)	3,459	3,448
8.7% 11/18/19	760	788
KeyBank NA 6.95% 2/1/28	725	868
PNC Bank NA 2.45% 11/5/20	5,359	5,312
Synchrony Bank 3.65% 5/24/21	5,642	5,666
TOTAL BANK NOTES
(Cost $30,517)		30,588
	Shares	Value (000s)

Fixed-Income Funds - 27.9%
Fidelity Mortgage Backed Securities Central Fund (i)	16,062,106	$1,705,474
Fidelity Specialized High Income Central Fund (i)	4,233,080	419,244
TOTAL FIXED-INCOME FUNDS
(Cost $2,177,267)		2,124,718
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia 4.65% (b)(j)	6,475	6,032
Barclays Bank PLC 7.625% 11/21/22	5,719	6,290
TOTAL PREFERRED SECURITIES
(Cost $12,454)		12,322
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.44% (k)
(Cost $38,110)	38,110,416	38,118
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.5%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (l)
(Cost $38,212)	38,215	38,212
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $7,623,606)		7,564,156
NET OTHER ASSETS (LIABILITIES) - 0.7%		52,029
NET ASSETS - 100%		$7,616,185

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	$4,085	$(10)	$(2)	$(12)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ba2	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$50	1	0	1

TOTAL CREDIT DEFAULT SWAPS							$(9)	$(2)	$(11)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,483,000 or 3.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $82,000.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,292
Fidelity Mortgage Backed Securities Central Fund	32,220
Fidelity Specialized High Income Central Fund	12,980
Total	$48,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,817,552	$294,918	$1,406,755	$(28,108)	$27,867	$1,705,474	13.5%
Fidelity Specialized High Income Central Fund	488,400	153,068	221,335	(10,915)	10,026	419,244	41.6%
Total	$3,305,952	$447,986	$1,628,090	$(39,023)	$37,893	$2,124,718

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,104,807	$--	$2,104,807	$--
U.S. Government and Government Agency Obligations	3,024,156	--	3,024,156	--
Asset-Backed Securities	58,323	--	57,693	630
Collateralized Mortgage Obligations	2,951	--	2,951	--
Commercial Mortgage Securities	78,788	--	78,788	--
Municipal Securities	51,173	--	51,173	--
Bank Notes	30,588	--	30,588	--
Fixed-Income Funds	2,124,718	2,124,718	--	--
Preferred Securities	12,322	--	12,322	--
Money Market Funds	38,118	38,118	--	--
Repurchase Agreements	38,212	--	38,212	--
Total Investments in Securities:	$7,564,156	$2,162,836	$5,400,690	$630
Derivative Instruments:
Assets
Swaps	$1	$--	$1	$--
Total Assets	$1	$--	$1	$--
Liabilities
Swaps	$(10)	$--	$(10)	$--
Total Liabilities	$(10)	$--	$(10)	$--
Total Derivative Instruments:	$(9)	$--	$(9)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$1	$(10)
Total Credit Risk	1	(10)
Total Value of Derivatives	$1	$(10)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

(Amounts in thousands)	Value
Repurchase Agreement / Counterparty
$38,212,000 due 3/01/19 at 2.59%
J.P. Morgan Securities, Inc.	$30,568
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,644
$38,212

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $66,112 and repurchase agreements of $38,212) — See accompanying schedule: Unaffiliated issuers (cost $5,408,229)	$5,401,320
Fidelity Central Funds (cost $2,215,377)	2,162,836
Total Investment in Securities (cost $7,623,606)		$7,564,156
Cash		1
Receivable for fund shares sold		65,747
Interest receivable		45,785
Distributions receivable from Fidelity Central Funds		197
Bi-lateral OTC swaps, at value		1
Other receivables		150
Total assets		7,676,037
Liabilities
Payable for investments purchased
Regular delivery	$4,618
Delayed delivery	8,122
Payable for fund shares redeemed	4,447
Distributions payable	1,387
Bi-lateral OTC swaps, at value	10
Accrued management fee	1,914
Distribution and service plan fees payable	35
Other affiliated payables	954
Other payables and accrued expenses	152
Collateral on securities loaned	38,213
Total liabilities		59,852
Net Assets		$7,616,185
Net Assets consist of:
Paid in capital		$7,911,231
Total distributable earnings (loss)		(295,046)
Net Assets		$7,616,185
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($64,942 ÷ 8,380.4 shares)		$7.75
Maximum offering price per share (100/96.00 of $7.75)		$8.07
Class M:
Net Asset Value and redemption price per share ($19,001 ÷ 2,450.8 shares)		$7.75
Maximum offering price per share (100/96.00 of $7.75)		$8.07
Class C:
Net Asset Value and offering price per share ($21,113 ÷ 2,721.1 shares)(a)		$7.76
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($6,293,460 ÷ 811,504.0 shares)		$7.76
Class I:
Net Asset Value, offering price and redemption price per share ($1,213,416 ÷ 156,299.8 shares)		$7.76
Class Z:
Net Asset Value, offering price and redemption price per share ($4,253 ÷ 547.5 shares)		$7.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$218
Interest		105,294
Income from Fidelity Central Funds		44,729
Total income		150,241
Expenses
Management fee	$13,871
Transfer agent fees	4,868
Distribution and service plan fees	216
Fund wide operations fee	1,972
Independent trustees' fees and expenses	60
Commitment fees	16
Total expenses before reductions	21,003
Expense reductions	(3)
Total expenses after reductions		21,000
Net investment income (loss)		129,241
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,144)
Redemptions in-kind with affiliated entities	(116,179)
Fidelity Central Funds	(39,018)
Swaps	(226)
Capital gain distributions from Fidelity Central Funds	3,763
Total net realized gain (loss)		(156,804)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	98,915
Fidelity Central Funds	37,887
Swaps	188
Total change in net unrealized appreciation (depreciation)		136,990
Net gain (loss)		(19,814)
Net increase (decrease) in net assets resulting from operations		$109,427

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,241	$307,125
Net realized gain (loss)	(156,804)	(80,134)
Change in net unrealized appreciation (depreciation)	136,990	(327,161)
Net increase (decrease) in net assets resulting from operations	109,427	(100,170)
Distributions to shareholders	(151,808)	–
Distributions to shareholders from net investment income	–	(280,172)
Total distributions	(151,808)	(280,172)
Share transactions - net increase (decrease)	(5,260,776)	2,580,873
Total increase (decrease) in net assets	(5,303,157)	2,200,531
Net Assets
Beginning of period	12,919,342	10,718,811
End of period	$7,616,185	$12,919,342
Other Information
Undistributed net investment income end of period		$34,087

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$7.71	$7.97	$8.03	$7.74	$7.93	$7.64
Income from Investment Operations
Net investment income (loss)A	.097	.178	.151	.197	.203	.197
Net realized and unrealized gain (loss)	.066B	(.277)	(.071)	.278	(.204)	.270
Total from investment operations	.163	(.099)	.080	.475	(.001)	.467
Distributions from net investment income	(.123)	(.161)	(.140)	(.185)	(.189)	(.177)
Total distributions	(.123)	(.161)	(.140)	(.185)	(.189)	(.177)
Net asset value, end of period	$7.75	$7.71	$7.97	$8.03	$7.74	$7.93
Total ReturnC,D,E	2.15%	(1.25)%	1.03%	6.25%	(.04)%	6.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.77%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.77%H	.77%	.77%	.77%	.77%	.78%
Expenses net of all reductions	.77%H	.77%	.77%	.77%	.77%	.78%
Net investment income (loss)	2.55%H	2.29%	1.91%	2.54%	2.57%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$65	$88	$74	$79	$78	$70
Portfolio turnover rateI	67%H,J	56%J	57%	48%	182%	218%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$7.72	$7.98	$8.04	$7.75	$7.94	$7.64
Income from Investment Operations
Net investment income (loss)A	.096	.178	.148	.194	.201	.196
Net realized and unrealized gain (loss)	.057B	(.279)	(.070)	.279	(.205)	.280
Total from investment operations	.153	(.101)	.078	.473	(.004)	.476
Distributions from net investment income	(.123)	(.159)	(.138)	(.183)	(.186)	(.176)
Total distributions	(.123)	(.159)	(.138)	(.183)	(.186)	(.176)
Net asset value, end of period	$7.75	$7.72	$7.98	$8.04	$7.75	$7.94
Total ReturnC,D,E	2.01%	(1.26)%	1.01%	6.20%	(.07)%	6.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.80%	.81%	.80%	.79%
Expenses net of fee waivers, if any	.79%H	.79%	.80%	.81%	.80%	.79%
Expenses net of all reductions	.79%H	.79%	.80%	.81%	.80%	.79%
Net investment income (loss)	2.54%H	2.28%	1.88%	2.50%	2.54%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$19	$20	$22	$24	$21	$27
Portfolio turnover rateI	67%H,J	56%J	57%	48%	182%	218%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$7.72	$7.99	$8.05	$7.75	$7.94	$7.65
Income from Investment Operations
Net investment income (loss)A	.067	.119	.090	.138	.143	.139
Net realized and unrealized gain (loss)	.067B	(.288)	(.070)	.288	(.204)	.270
Total from investment operations	.134	(.169)	.020	.426	(.061)	.409
Distributions from net investment income	(.094)	(.101)	(.080)	(.126)	(.129)	(.119)
Total distributions	(.094)	(.101)	(.080)	(.126)	(.129)	(.119)
Net asset value, end of period	$7.76	$7.72	$7.99	$8.05	$7.75	$7.94
Total ReturnC,D,E	1.75%	(2.12)%	.27%	5.57%	(.79)%	5.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.55%H	1.54%	1.54%	1.54%	1.52%	1.51%
Expenses net of fee waivers, if any	1.55%H	1.54%	1.54%	1.54%	1.52%	1.51%
Expenses net of all reductions	1.55%H	1.54%	1.54%	1.54%	1.52%	1.51%
Net investment income (loss)	1.77%H	1.53%	1.14%	1.78%	1.81%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$21	$22	$24	$30	$28	$36
Portfolio turnover rateI	67%H,J	56%J	57%	48%	182%	218%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$7.72	$7.98	$8.04	$7.75	$7.94	$7.65
Income from Investment Operations
Net investment income (loss)A	.109	.203	.176	.222	.228	.222
Net realized and unrealized gain (loss)	.066B	(.277)	(.070)	.279	(.204)	.270
Total from investment operations	.175	(.074)	.106	.501	.024	.492
Distributions from net investment income	(.135)	(.186)	(.166)	(.211)	(.214)	(.202)
Total distributions	(.135)	(.186)	(.166)	(.211)	(.214)	(.202)
Net asset value, end of period	$7.76	$7.72	$7.98	$8.04	$7.75	$7.94
Total ReturnC,D	2.31%	(.93)%	1.36%	6.59%	.28%	6.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.86%G	2.61%	2.23%	2.86%	2.89%	2.85%
Supplemental Data
Net assets, end of period (in millions)	$6,293	$11,730	$9,742	$7,974	$6,207	$5,520
Portfolio turnover rateH	67%G,I	56%I	57%	48%	182%	218%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$7.73	$7.99	$8.05	$7.76	$7.95	$7.65
Income from Investment Operations
Net investment income (loss)A	.107	.199	.172	.218	.224	.218
Net realized and unrealized gain (loss)	.056B	(.277)	(.070)	.279	(.204)	.280
Total from investment operations	.163	(.078)	.102	.497	.020	.498
Distributions from net investment income	(.133)	(.182)	(.162)	(.207)	(.210)	(.198)
Total distributions	(.133)	(.182)	(.162)	(.207)	(.210)	(.198)
Net asset value, end of period	$7.76	$7.73	$7.99	$8.05	$7.76	$7.95
Total ReturnC,D	2.15%	(.98)%	1.31%	6.53%	.23%	6.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%G	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%G	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	2.82%G	2.56%	2.19%	2.81%	2.84%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$1,213	$1,059	$857	$543	$490	$417
Portfolio turnover rateH	67%G,I	56%I	57%	48%	182%	218%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class Z

Six months ended (Unaudited) February 28,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$7.68
Income from Investment Operations
Net investment income (loss)B	.096
Net realized and unrealized gain (loss)	.114C
Total from investment operations	.210
Distributions from net investment income	(.120)
Total distributions	(.120)
Net asset value, end of period	$7.77
Total ReturnD,E	2.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H
Expenses net of fee waivers, if any	.36%H
Expenses net of all reductions	.36%H
Net investment income (loss)	2.99%H
Supplemental Data
Net assets, end of period (in millions)	$4
Portfolio turnover rateI	67%H,J

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $151 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, swaps, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,466
Gross unrealized depreciation	(124,923)
Net unrealized appreciation (depreciation)	$(57,457)
Tax cost	$7,621,604

The Fund elected to defer to its next fiscal year approximately $86,941 of capital losses recognized during the period November 1, 2017 to August 31, 2018.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(226)	$188

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,031,548 and $116,749, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$91	$2
Class M	-%	.25%	23	–(a)
Class C	.75%	.25%	102	6
			$216	$8

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class M	1
Class C(a)	–(b)
$6

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$61.17
Class M	17.18
Class C	19.19
Investment Grade Bond	3,933.10
Class I	837.15
Class Z	1.05
	$4,868

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 802,914 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $6,118,208. The net realized loss of $(116,179) on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $21,226, (which included $49 of unrealized appreciation), in exchange for 197 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$–(a)

 (a) In the amount of less than five-hundred dollars.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Distributions to shareholders
Class A	$1,128	$–
Class M	295	–
Class C	248	–
Investment Grade Bond	130,691	–
Class I	19,401	–
Class Z	45	–
Total	$151,808	$–
From net investment income
Class A	$–	$1,579
Class M	–	417
Class C	–	304
Investment Grade Bond	–	255,071
Class I	–	22,801
Total	$–	$280,172

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019 (a)	Year ended August 31, 2018	Six months ended February 28, 2019 (a)	Year ended August 31, 2018
Class A
Shares sold	1,151	4,998	$8,817	$38,720
Reinvestment of distributions	141	195	1,080	1,515
Shares redeemed	(4,372)	(3,050)	(33,171)	(23,771)
Net increase (decrease)	(3,080)	2,143	$(23,274)	$16,464
Class M
Shares sold	205	346	$1,584	$2,691
Reinvestment of distributions	37	52	285	403
Shares redeemed	(337)	(548)	(2,582)	(4,266)
Net increase (decrease)	(95)	(150)	$(713)	$(1,172)
Class C
Shares sold	327	521	$2,517	$4,085
Reinvestment of distributions	31	37	237	289
Shares redeemed	(432)	(812)	(3,311)	(6,319)
Net increase (decrease)	(74)	(254)	$(557)	$(1,945)
Investment Grade Bond
Shares sold	172,063	449,650	$1,319,571	$3,509,109
Reinvestment of distributions	15,756	30,820	120,722	240,155
Shares redeemed	(895,839)(b)	(181,641)	(6,828,331)(b)	(1,415,874)
Net increase (decrease)	(708,020)	298,829	$(5,388,038)	$2,333,390
Class I
Shares sold	22,834	48,191	$175,442	$379,623
Reinvestment of distributions	2,429	2,775	18,642	21,645
Shares redeemed	(6,050)	(21,160)	(46,463)	(167,132)
Net increase (decrease)	19,213	29,806	$147,621	$234,136
Class Z
Shares sold	566	–	$4,326	$–
Reinvestment of distributions	5	–	37	–
Shares redeemed	(23)	–	(178)	–
Net increase (decrease)	548	–	$4,185	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019) for Class A, Class M, Class C, Investment Grade Bond, and Class I and for the period (October 2, 2018 to February 28, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2019	Expenses Paid During Period
Class A	.77%
Actual		$1,000.00	$1,021.50	$3.86-B
Hypothetical-C		$1,000.00	$1,020.98	$3.86-D
Class M	.79%
Actual		$1,000.00	$1,020.10	$3.96-B
Hypothetical-C		$1,000.00	$1,020.88	$3.96-D
Class C	1.55%
Actual		$1,000.00	$1,017.50	$7.75-B
Hypothetical-C		$1,000.00	$1,017.11	$7.75-D
Investment Grade Bond	.45%
Actual		$1,000.00	$1,023.10	$2.26-B
Hypothetical-C		$1,000.00	$1,022.56	$2.26-D
Class I	.50%
Actual		$1,000.00	$1,021.50	$2.51-B
Hypothetical-C		$1,000.00	$1,022.32	$2.51-D
Class Z	.36%
Actual		$1,000.00	$1,027.60	$1.50-B
Hypothetical-C		$1,000.00	$1,023.01	$1.81-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Investment Grade Bond, and Class I and multiplied by 150/365 (to reflect the period October 2, 2018 to February 28, 2019) for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Investment Grade Bond Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Investment Grade Bond
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
49
48
47
46
45
44
43
41
40
40
31
31
31
31
31
2013
2014
2015
2016
2017

TMG %	13%	13%	14%	16%	17%
Funds	470	483	485	487	484
ASPG Quartile	1st	1st	1st	2nd	2nd

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

IGB-SANN-0419
1.538655.121

Fidelity® Intermediate Bond Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	37.3%
AAA	6.5%
AA	4.1%
A	11.9%
BBB	34.2%
BB and Below	4.8%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	50.7%
U.S. Government and U.S. Government Agency Obligations	37.3%
Asset-Backed Securities	1.7%
CMOs and Other Mortgage Related Securities	7.0%
Municipal Bonds	0.6%
Other Investments	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 8.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.7%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
2.8% 2/17/21	$7,750	$7,701
3% 6/30/22	2,110	2,092
3.4% 5/15/25	4,920	4,793
3.6% 2/17/23	5,410	5,444
SBA Tower Trust 3.156% 10/8/20 (a)	4,730	4,698
Verizon Communications, Inc.:
1.75% 8/15/21	1,403	1,373
2.946% 3/15/22	2,884	2,883
3% 11/1/21	9,890	9,938
3.125% 3/16/22	5,300	5,324
		44,246
Media - 1.6%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,236
4.5% 2/15/21	1,705	1,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,154
4.908% 7/23/25	4,820	4,993
Comcast Corp.:
1.625% 1/15/22	5,124	4,937
3.7% 4/15/24	5,370	5,492
3.95% 10/15/25	3,064	3,158
5.15% 3/1/20	4,685	4,789
Discovery Communications LLC:
2.95% 3/20/23	6,130	5,940
3.25% 4/1/23	563	549
Time Warner Cable, Inc. 8.25% 4/1/19	2,550	2,560
		42,558

TOTAL COMMUNICATION SERVICES		86,804

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 1.9%
BMW U.S. Capital LLC 2.7% 4/6/22 (a)	6,432	6,351
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,880	5,776
2.85% 1/6/22 (a)	3,657	3,598
General Motors Financial Co., Inc.:
2.65% 4/13/20	4,423	4,396
3.15% 1/15/20	6,680	6,679
3.25% 1/5/23	5,500	5,369
4.15% 6/19/23	6,023	6,039
4.35% 4/9/25	6,000	5,864
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (a)	6,500	6,468
		50,540
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp. 2.625% 1/15/22	3,857	3,825
Starbucks Corp. 3.8% 8/15/25	6,719	6,814
		10,639
Household Durables - 0.4%
Lennar Corp. 2.95% 11/29/20	6,000	5,895
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,384
		10,279
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24	5,431	5,389
Multiline Retail - 0.3%
Dollar Tree, Inc. 3.7% 5/15/23	7,200	7,139
Specialty Retail - 0.1%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,329

TOTAL CONSUMER DISCRETIONARY		87,315

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	7,172	7,215
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,876	5,033
		12,248
Food Products - 0.6%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,006
Conagra Brands, Inc. 4.3% 5/1/24	6,700	6,788
General Mills, Inc.:
3.2% 4/16/21	1,071	1,074
3.7% 10/17/23	5,017	5,063
		16,931
Tobacco - 0.7%
Altria Group, Inc.:
3.8% 2/14/24	2,534	2,533
4.4% 2/14/26	1,222	1,232
BAT International Finance PLC 3.5% 6/15/22 (a)	4,810	4,784
Imperial Tobacco Finance PLC:
3.5% 2/11/23 (a)	2,700	2,658
3.75% 7/21/22 (a)	4,789	4,798
Reynolds American, Inc.:
3.25% 6/12/20	638	637
4% 6/12/22	2,191	2,218
		18,860

TOTAL CONSUMER STAPLES		48,039

ENERGY - 4.6%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,243
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. 4.85% 3/15/21	7,287	7,487
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,066
3.9% 2/1/25	3,400	3,410
Cenovus Energy, Inc. 3.8% 9/15/23	10,231	10,097
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	2,977
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,190
DCP Midstream Operating LP:
2.7% 4/1/19	1,120	1,119
3.875% 3/15/23	3,530	3,504
Devon Energy Corp. 3.25% 5/15/22	2,841	2,830
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,385
Energy Transfer Partners LP:
3.6% 2/1/23	3,281	3,267
4.2% 9/15/23	1,661	1,694
4.5% 4/15/24	650	667
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,451
EQT Corp. 2.5% 10/1/20	2,725	2,676
Kinder Morgan Energy Partners LP 3.95% 9/1/22	775	788
MPLX LP:
3.375% 3/15/23	5,069	5,049
4% 2/15/25	500	497
4.5% 7/15/23	990	1,023
Petroleos Mexicanos:
3.5% 1/30/23	3,205	2,985
4.625% 9/21/23	3,200	3,065
5.35% 2/12/28	3,350	2,990
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,100	3,086
3.65% 6/1/22	5,156	5,125
3.85% 10/15/23	2,649	2,635
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,055
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,002
4.55% 6/24/24	4,547	4,683
Western Gas Partners LP 5.375% 6/1/21	7,300	7,521
Williams Partners LP:
3.6% 3/15/22	9,470	9,520
4.3% 3/4/24	4,990	5,104
		117,948

TOTAL ENERGY		123,191

FINANCIALS - 21.0%
Banks - 10.8%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,709
3.004% 12/20/23 (b)	6,528	6,443
3.864% 7/23/24 (b)	5,000	5,081
3.974% 2/7/30 (b)	6,800	6,821
4.2% 8/26/24	8,640	8,806
4.25% 10/22/26	3,412	3,428
4.45% 3/3/26	3,485	3,548
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,424
4.5% 12/16/25	6,400	6,561
Barclays PLC:
2.875% 6/8/20	4,810	4,777
3.2% 8/10/21	4,798	4,748
3.25% 1/12/21	3,509	3,485
Canadian Imperial Bank of Commerce 2.55% 6/16/22	4,637	4,583
CIT Group, Inc. 4.75% 2/16/24	5,000	5,094
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,271
2.7% 10/27/22	11,000	10,802
2.75% 4/25/22	4,500	4,442
2.9% 12/8/21	4,703	4,678
4.6% 3/9/26	3,280	3,353
Citizens Bank NA:
2.55% 5/13/21	4,261	4,207
2.65% 5/26/22	3,090	3,027
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,278
Comerica, Inc. 2.125% 5/23/19	2,052	2,049
Commonwealth Bank of Australia 2.55% 3/15/21	3,120	3,085
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	2,912
First Horizon National Corp. 3.5% 12/15/20	7,958	7,979
HSBC Holdings PLC:
3.262% 3/13/23 (b)	4,790	4,753
4% 3/30/22	3,778	3,873
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,685
3.15% 3/14/21	4,700	4,697
7% 12/15/20	1,204	1,281
ING Groep NV 3.15% 3/29/22	4,500	4,458
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	7,600	7,248
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,781
JPMorgan Chase & Co.:
3.514% 6/18/22 (b)	9,500	9,588
3.797% 7/23/24 (b)	4,840	4,909
3.875% 9/10/24	5,168	5,228
4.125% 12/15/26	5,070	5,131
4.5% 1/24/22	4,210	4,378
KeyCorp. 5.1% 3/24/21	4,303	4,476
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,717
2.95% 3/1/21	4,196	4,177
3.455% 3/2/23	6,000	6,009
Regions Financial Corp.:
2.75% 8/14/22	5,593	5,479
3.2% 2/8/21	4,701	4,707
3.8% 8/14/23	2,053	2,075
Royal Bank of Scotland Group PLC:
4.519% 6/25/24 (b)	6,878	6,930
5.125% 5/28/24	5,130	5,200
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000	4,908
4.45% 12/3/21	5,000	5,106
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	4,028
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,659
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,257
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,099
2.125% 4/7/21	4,740	4,654
Wells Fargo & Co.:
3.75% 1/24/24	5,350	5,450
4.3% 7/22/27	4,780	4,866
Westpac Banking Corp. 2.8% 1/11/22	4,802	4,771
		288,169
Capital Markets - 2.8%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,565
Credit Suisse Group AG 4.207% 6/12/24 (a)(b)	10,000	10,050
Deutsche Bank AG New York Branch 3.15% 1/22/21	3,413	3,334
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,196	6,103
3.2% 2/23/23	13,500	13,383
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,099
Lazard Group LLC 4.25% 11/14/20	661	671
Moody's Corp.:
2.75% 12/15/21	1,959	1,933
3.25% 6/7/21	2,980	2,979
Morgan Stanley:
2.5% 4/21/21	5,000	4,938
3.125% 1/23/23	5,609	5,564
3.737% 4/24/24 (b)	5,698	5,748
3.875% 1/27/26	4,600	4,615
4.875% 11/1/22	3,010	3,150
5.75% 1/25/21	4,378	4,588
7.3% 5/13/19	3,668	3,699
		75,419
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,620
3.5% 5/26/22	1,109	1,094
4.125% 7/3/23	2,092	2,078
4.45% 12/16/21	1,512	1,532
Ally Financial, Inc. 4.25% 4/15/21	7,800	7,888
Capital One Financial Corp.:
3.2% 1/30/23	6,000	5,909
3.9% 1/29/24	4,480	4,501
Discover Financial Services:
3.85% 11/21/22	196	197
4.5% 1/30/26	2,428	2,439
5.2% 4/27/22	5,287	5,532
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,288
3.336% 3/18/21	7,800	7,654
3.339% 3/28/22	2,657	2,549
4.14% 2/15/23	5,500	5,319
4.25% 9/20/22	4,080	4,018
Hyundai Capital America 3% 10/30/20 (a)	6,329	6,264
Synchrony Financial:
3% 8/15/19	1,208	1,207
3.75% 8/15/21	4,450	4,460
		71,549
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	5,800	5,707
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,862
3.875% 8/15/22	9,128	9,133
4.125% 6/15/26	1,347	1,316
Cigna Corp.:
4.125% 11/15/25 (a)	1,172	1,190
4.375% 10/15/28 (a)	8,024	8,134
GE Capital International Funding Co. 2.342% 11/15/20	5,430	5,338
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,626
		38,306
Insurance - 3.3%
AIA Group Ltd. 3.9% 4/6/28 (a)	8,500	8,563
American International Group, Inc.:
4.2% 4/1/28	7,000	6,888
4.875% 6/1/22	6,517	6,829
Aon Corp. 5% 9/30/20	4,000	4,101
Aon PLC 3.875% 12/15/25	6,215	6,317
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	1,989
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,574
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	2,420	2,472
4.8% 7/15/21	4,925	5,094
MassMutual Global Funding II 2.5% 4/13/22 (a)	6,290	6,193
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	7,680
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,401
Prudential Financial, Inc. 4.5% 11/15/20	4,820	4,940
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,604
Unum Group:
4% 3/15/24	3,330	3,333
5.625% 9/15/20	5,021	5,186
Willis Group North America, Inc. 4.5% 9/15/28	5,500	5,548
		89,712

TOTAL FINANCIALS		563,155

HEALTH CARE - 2.9%
Biotechnology - 0.1%
Celgene Corp. 2.875% 8/15/20	3,000	2,991
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	4,648	4,643
Becton, Dickinson & Co. 2.894% 6/6/22	1,094	1,082
		5,725
Health Care Providers & Services - 1.9%
Aetna, Inc. 2.75% 11/15/22	597	583
Anthem, Inc. 3.35% 12/1/24	4,000	3,966
Cigna Corp. 3.75% 7/15/23 (a)	2,423	2,452
CVS Health Corp.:
2.8% 7/20/20	2,854	2,839
3.7% 3/9/23	2,000	2,012
4.1% 3/25/25	5,945	6,026
4.125% 5/15/21	4,367	4,436
4.3% 3/25/28	5,860	5,864
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	501	504
4.272% 8/28/23 (a)	641	650
Express Scripts Holding Co.:
2.6% 11/30/20	1,311	1,298
4.75% 11/15/21	2,329	2,421
UnitedHealth Group, Inc.:
2.125% 3/15/21	4,680	4,612
2.75% 2/15/23	684	677
3.35% 7/15/22	1,155	1,170
3.875% 10/15/20	5,296	5,369
WellPoint, Inc. 3.125% 5/15/22	4,290	4,280
		49,159
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,428
4.15% 2/1/24	918	948
		4,376
Pharmaceuticals - 0.5%
Mylan NV 4.55% 4/15/28	2,226	2,101
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,554
Perrigo Finance PLC 3.5% 12/15/21	351	338
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,854
Zoetis, Inc. 3.25% 2/1/23	1,553	1,543
		14,390

TOTAL HEALTH CARE		76,641

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,206
3.8% 10/7/24 (a)	2,162	2,176
Harris Corp. 4.4% 6/15/28	5,600	5,761
		14,143
Airlines - 0.5%
Delta Air Lines, Inc.:
2.875% 3/13/20	6,200	6,176
3.8% 4/19/23	2,800	2,776
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	5,324	5,335
		14,287
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,247
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	3,340	3,229
Roper Technologies, Inc. 3% 12/15/20	3,140	3,130
		6,359
Machinery - 0.6%
Deere & Co. 2.6% 6/8/22	8,200	8,158
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	916
Westinghouse Air Brake Co. 4.15% 3/15/24	7,000	6,990
		16,064
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.625% 7/1/22	3,000	2,889
3.375% 6/1/21	4,710	4,677
4.25% 2/1/24	2,956	2,973
4.75% 3/1/20	2,913	2,954
International Lease Finance Corp. 5.875% 8/15/22	6,480	6,889
		20,382

TOTAL INDUSTRIALS		73,482

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.7%
Amphenol Corp.:
3.125% 9/15/21	1,119	1,117
3.2% 4/1/24	1,056	1,028
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,430	9,599
5.45% 6/15/23 (a)	6,263	6,581
		18,325
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	5,500	5,616
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,328

TOTAL INFORMATION TECHNOLOGY		30,269

MATERIALS - 1.1%
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
2.45% 5/1/20 (a)	2,969	2,949
3.3% 5/1/23 (a)	3,392	3,377
LYB International Finance II BV 3.5% 3/2/27	3,160	2,954
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,150
The Mosaic Co.:
3.25% 11/15/22	1,917	1,900
4.25% 11/15/23	5,095	5,234
		20,564
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	8,138

TOTAL MATERIALS		28,702

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	720
4.6% 4/1/22	1,262	1,303
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,598
Boston Properties, Inc.:
3.2% 1/15/25	3,000	2,918
3.85% 2/1/23	3,900	3,966
Camden Property Trust 4.25% 1/15/24	2,807	2,891
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,238
5% 7/1/25	1,529	1,567
DDR Corp.:
3.625% 2/1/25	1,358	1,310
4.25% 2/1/26	2,246	2,220
4.625% 7/15/22	2,122	2,171
Duke Realty LP 3.625% 4/15/23	1,976	1,987
Equity One, Inc. 3.75% 11/15/22	8,200	8,243
ERP Operating LP 4.75% 7/15/20	2,996	3,054
HCP, Inc. 4.25% 11/15/23	5,100	5,211
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,747	4,634
Hudson Pacific Properties LP 4.65% 4/1/29	706	695
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,024
3.4% 11/1/22	2,493	2,485
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,187
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,069
4.5% 1/15/25	1,111	1,106
4.5% 4/1/27	3,298	3,235
4.95% 4/1/24	1,104	1,124
5.25% 1/15/26	3,160	3,249
Regency Centers LP 3.75% 6/15/24	2,349	2,349
Simon Property Group LP 2.35% 1/30/22	1,248	1,225
Ventas Realty LP:
3.125% 6/15/23	885	872
3.5% 4/15/24	2,379	2,370
4% 3/1/28	1,168	1,151
Welltower, Inc. 3.95% 9/1/23	2,307	2,348
		77,520
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,400	4,419
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,302
3.95% 7/1/22	4,592	4,650
Liberty Property LP 4.75% 10/1/20	7,111	7,251
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,171
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,692
Tanger Properties LP 3.75% 12/1/24	3,076	2,998
Washington Prime Group LP 3.85% 4/1/20	4,940	4,885
		31,368

TOTAL REAL ESTATE		108,888

UTILITIES - 3.9%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,688
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	5,683
Commonwealth Edison Co. 4% 8/1/20	4,400	4,455
Duke Energy Corp. 1.8% 9/1/21	1,793	1,736
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	384
Edison International 2.95% 3/15/23	1,206	1,119
Eversource Energy:
2.5% 3/15/21	2,923	2,890
2.8% 5/1/23	4,679	4,596
Exelon Corp. 3.497% 6/1/22 (b)	5,741	5,700
FirstEnergy Corp. 4.25% 3/15/23	4,000	4,097
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,205
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,626
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,348
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,069
Southern Co. 2.35% 7/1/21	7,954	7,836
Tampa Electric Co. 5.4% 5/15/21	1,635	1,708
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,744
Wisconsin Electric Power Co. 2.95% 9/15/21	768	765
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,706
		62,374
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,357
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	806	791
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	6,000	5,818
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,707
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	4,542	4,179
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(c)	4,221	4,010
2% 8/15/21	1,807	1,752
NiSource Finance Corp. 2.65% 11/17/22	5,299	5,140
NiSource, Inc. 3.65% 6/15/23	6,894	6,954
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,075
Sempra Energy 2.875% 10/1/22	1,677	1,628
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(c)	3,383	2,976
		39,239

TOTAL UTILITIES		103,761

TOTAL NONCONVERTIBLE BONDS
(Cost $1,328,095)		1,330,247

U.S. Treasury Obligations - 33.5%
U.S. Treasury Notes:
1.375% 3/31/20	$249,074	$245,941
2.125% 6/30/22	40,713	40,223
2.125% 5/15/25	176,354	171,539
2.25% 2/15/27 (d)	301,194	292,313
2.375% 8/15/24	107,786	106,742
3.125% 11/15/28	37,040	38,305
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $901,583)		895,063

U.S. Government Agency - Mortgage Securities - 0.6%
Fannie Mae - 0.4%
2.5% 1/1/33	5,677	5,565
5.5% 11/1/34 to 6/1/36	2,746	2,970
6.5% 7/1/32 to 8/1/36	1,660	1,854
7% 8/1/25 to 2/1/32	7	8
7.5% 11/1/22 to 8/1/29	61	67

TOTAL FANNIE MAE		10,464

Freddie Mac - 0.2%
5.5% 3/1/34 to 7/1/35	4,635	4,990
7.5% 7/1/27 to 1/1/33	13	14

TOTAL FREDDIE MAC		5,004

Ginnie Mae - 0.0%
7% 1/15/28 to 11/15/32	1,246	1,405
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $16,908)		16,873

Asset-Backed Securities - 1.7%
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.6149% 2/25/35 (b)(c)	$1,048	$1,050
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	2,053	2,043
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	2,314	2,334
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	5,306	5,293
Ford Credit Auto Owner Trust Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,051
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (a)(b)(c)	198	195
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (a)(b)(c)	72	70
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (a)(b)(c)	119	113
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (a)(b)(c)	45	43
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (b)(c)	2,280	1,852
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 7.7399% 8/25/34 (b)(c)	186	175
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (b)(c)	436	436
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (b)(c)	665	660
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.36% 11/15/23 (a)	519	518
Santander Retail Auto Lease Trust Series 2018-A Class A3, 2.93% 5/20/21 (a)	4,808	4,808
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (b)(c)	145	139
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,917	2,937
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	3,107	3,119
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	6,462	6,476
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (a)(b)(c)(e)	1,745	1,207
Verizon Owner Trust Series 2018-A Class B, 3.38% 4/20/23	6,700	6,766
TOTAL ASSET-BACKED SECURITIES
(Cost $43,173)		46,285

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (b)(c)	78	77
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	6	6

TOTAL PRIVATE SPONSOR		83

U.S. Government Agency - 1.6%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	9,515	9,296
Series 2013-16 Class GP, 3% 3/25/33	7,853	7,833
Series 2015-28 Class JE, 3% 5/25/45	6,518	6,480
Series 2016-19 Class AH, 3% 4/25/46	4,147	4,136
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	775	805
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2018-3 Class MA, 3.5% 8/25/57	12,650	12,577

TOTAL U.S. GOVERNMENT AGENCY		41,127

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $42,597)		41,210

Commercial Mortgage Securities - 8.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (b)(f)	14	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,708	4,722
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,415
BX Trust floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.3888% 11/15/35 (a)(b)(c)	5,167	5,160
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	4,915
Class D, 3.768% 4/10/28 (a)	1,568	1,579
Citigroup Commercial Mortgage Trust sequential payer Series 2014-GC23 Class A3, 3.356% 7/10/47	5,277	5,319
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,511	1,494
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,986	5,011
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	984	984
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,681	2,810
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,559
Series 2013-LC6 Class ASB, 2.478% 1/10/46	6,129	6,062
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,937
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,703
Freddie Mac:
sequential payer:
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	5,778
Series K057 Class A2, 2.57% 7/25/26	5,509	5,325
Series K058 Class A2, 2.653% 8/25/26	8,556	8,299
Series K061 Class A2, 3.347% 11/25/26	6,618	6,712
Series K065 Class A2, 3.243% 4/25/27	6,566	6,596
Series K064 Class A2, 3.224% 3/25/27	8,360	8,395
Series K079 Class A1, 3.729% 2/25/28	1,751	1,815
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	6,240	6,212
Class CFX, 3.3822% 12/15/34 (a)(b)	2,801	2,785
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	9,953
Class A3, 3.482% 1/10/45	3,142	3,171
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	4,318	4,506
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,146	4,107
Series 2013-GC13 Class A/S, 4.0821% 7/10/46 (a)(b)	13,365	13,878
Series 2013-GC16 Class A/S, 4.649% 11/10/46	11,933	12,608
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,052
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,478	2,487
Series 2018-AON Class D, 4.6132% 7/5/31 (a)	5,354	5,507
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,277
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.167% 8/15/46 (b)	1,650	1,714
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,526
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,337
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,715
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	2,480	2,427
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(c)	2,743	2,736
SBA Tower Trust 3.168% 4/9/47 (a)	6,190	6,124
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0685% 12/15/50 (b)(f)	94,099	6,480
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,479
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,352	3,331
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,014
Series 2013-C11 Class ASB, 2.63% 3/15/45	7,015	6,983
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,397
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $231,317)		230,396

Municipal Securities - 0.6%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	10,620
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,498
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,772
TOTAL MUNICIPAL SECURITIES
(Cost $15,946)		15,890

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,698
Province of Quebec 2.375% 1/31/22	6,291	6,227
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,092)		16,925

Bank Notes - 1.0%
Capital One NA 2.95% 7/23/21	3,430	3,398
Compass Bank 2.875% 6/29/22	3,074	2,999
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,488
3.1% 6/4/20	3,441	3,438
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,553
SunTrust Bank 2.75% 5/1/23	4,300	4,214
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,580
TOTAL BANK NOTES
(Cost $27,845)		27,670
	Shares	Value (000s)

Fixed-Income Funds - 1.2%
Fidelity Specialized High Income Central Fund (g)
(Cost $32,964)	318,472	31,542

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.44% (h)
(Cost $20,298)	20,293,813	20,298
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,677,818)		2,672,399
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,184
NET ASSETS - 100%		$2,674,583

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	June 2019	$1,220	$7	$7

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,901,000 or 11.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,000.

 (e) Level 3 security

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$198
Fidelity Specialized High Income Central Fund	1,002
Total	$1,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$30,768	$1,001	$--	$--	$(227)	$31,542	3.1%
Total	$30,768	$1,001	$--	$--	$(227)	$31,542

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,330,247	$--	$1,330,247	$--
U.S. Government and Government Agency Obligations	895,063	--	895,063	--
U.S. Government Agency - Mortgage Securities	16,873	--	16,873	--
Asset-Backed Securities	46,285	--	45,078	1,207
Collateralized Mortgage Obligations	41,210	--	41,210	--
Commercial Mortgage Securities	230,396	--	230,396	--
Municipal Securities	15,890	--	15,890	--
Foreign Government and Government Agency Obligations	16,925	--	16,925	--
Bank Notes	27,670	--	27,670	--
Fixed-Income Funds	31,542	31,542	--	--
Money Market Funds	20,298	20,298	--	--
Total Investments in Securities:	$2,672,399	$51,840	$2,619,352	$1,207
Derivative Instruments:
Assets
Futures Contracts	$7	$7	$--	$--
Total Assets	$7	$7	$--	$--
Total Derivative Instruments:	$7	$7	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$7	$0
Total Interest Rate Risk	7	0
Total Value of Derivatives	$7	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,624,556)	$2,620,559
Fidelity Central Funds (cost $53,262)	51,840
Total Investment in Securities (cost $2,677,818)		$2,672,399
Receivable for investments sold		8,064
Receivable for fund shares sold		1,843
Interest receivable		17,703
Distributions receivable from Fidelity Central Funds		36
Receivable for daily variation margin on futures contracts		2
Other receivables		115
Total assets		2,700,162
Liabilities
Payable for investments purchased	$22,247
Payable for fund shares redeemed	1,953
Distributions payable	263
Accrued management fee	681
Other affiliated payables	322
Other payables and accrued expenses	113
Total liabilities		25,579
Net Assets		$2,674,583
Net Assets consist of:
Paid in capital		$2,698,003
Total distributable earnings (loss)		(23,420)
Net Assets, for 250,667 shares outstanding		$2,674,583
Net Asset Value, offering price and redemption price per share ($2,674,583 ÷ 250,667 shares)		$10.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$41,143
Income from Fidelity Central Funds		1,025
Total income		42,168
Expenses
Management fee	$4,084
Transfer agent fees	1,337
Fund wide operations fee	567
Independent trustees' fees and expenses	30
Commitment fees	4
Total expenses before reductions	6,022
Expense reductions	(1)
Total expenses after reductions		6,021
Net investment income (loss)		36,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,966)
Futures contracts	(6)
Capital gain distributions from Fidelity Central Funds	175
Total net realized gain (loss)		(3,797)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	23,133
Fidelity Central Funds	(227)
Futures contracts	7
Total change in net unrealized appreciation (depreciation)		22,913
Net gain (loss)		19,116
Net increase (decrease) in net assets resulting from operations		$55,263

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,147	$71,015
Net realized gain (loss)	(3,797)	(11,420)
Change in net unrealized appreciation (depreciation)	22,913	(93,539)
Net increase (decrease) in net assets resulting from operations	55,263	(33,944)
Distributions to shareholders	(33,673)	–
Distributions to shareholders from net investment income	–	(68,154)
Total distributions	(33,673)	(68,154)
Share transactions
Proceeds from sales of shares	266,355	497,023
Reinvestment of distributions	32,008	65,039
Cost of shares redeemed	(364,180)	(806,077)
Net increase (decrease) in net assets resulting from share transactions	(65,817)	(244,015)
Total increase (decrease) in net assets	(44,227)	(346,113)
Net Assets
Beginning of period	2,718,810	3,064,923
End of period	$2,674,583	$2,718,810
Other Information
Undistributed net investment income end of period		$2,183
Shares
Sold	25,237	46,433
Issued in reinvestment of distributions	3,028	6,095
Redeemed	(34,491)	(75,443)
Net increase (decrease)	(6,226)	(22,915)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.95	$11.07	$10.85	$10.98	$10.79
Income from Investment Operations
Net investment income (loss)A	.143	.263	.261	.297	.276	.281
Net realized and unrealized gain (loss)	.080	(.380)	(.142)	.188	(.158)	.166
Total from investment operations	.223	(.117)	.119	.485	.118	.447
Distributions from net investment income	(.133)	(.253)	(.239)	(.265)	(.248)	(.251)
Tax return of capital	–	–	–	–	–	(.006)
Total distributions	(.133)	(.253)	(.239)	(.265)	(.248)	(.257)
Net asset value, end of period	$10.67	$10.58	$10.95	$11.07	$10.85	$10.98
Total ReturnB,C	2.12%	(1.07)%	1.11%	4.53%	1.08%	4.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.73%F	2.46%	2.40%	2.73%	2.52%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$2,675	$2,719	$3,065	$3,228	$3,181	$3,453
Portfolio turnover rateG	29%F	49%	59%	58%	53%	109%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $114 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, partnerships (including allocations from Fidelity Central Funds), expiring capital loss carryforwards, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,588
Gross unrealized depreciation	(23,661)
Net unrealized appreciation (depreciation)	$(1,073)
Tax cost	$2,673,479

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,306)
Long-term	(2,854)
Total capital loss carryforward	$(10,160)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $219,242 and $217,731, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.45%	$1,000.00	$1,021.20	$2.26
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2017.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

IBF-SANN-0419
1.538685.121

Fidelity® Short-Term Bond Fund Semi-Annual Report February 28, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	26.4%
AAA	20.4%
AA	4.1%
A	16.5%
BBB	26.2%
BB and Below	2.8%
Not Rated	1.0%
Short-Term Investments and Net Other Assets	2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	46.6%
U.S. Government and U.S. Government Agency Obligations	26.4%
Asset-Backed Securities	16.7%
CMOs and Other Mortgage Related Securities	5.0%
Municipal Bonds	0.5%
Other Investments	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 12.2%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.6%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
2.45% 6/30/20	$13,309	$13,214
3.6% 2/17/23	14,110	14,199
BellSouth Corp. 4.333% 4/26/19 (a)(b)	20,000	20,041
Verizon Communications, Inc.:
2.946% 3/15/22	2,835	2,834
3.125% 3/16/22	25,000	25,113
3.5% 11/1/21	7,577	7,696
5.15% 9/15/23	4,540	4,927
		88,024
Entertainment - 0.1%
Time Warner, Inc. 4.75% 3/29/21	5,980	6,190
Media - 1.9%
21st Century Fox America, Inc. 4.5% 2/15/21	20,000	20,528
CBS Corp. 2.3% 8/15/19	5,200	5,187
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	11,035	11,085
4.464% 7/23/22	18,225	18,694
Comcast Corp.:
3.125% 7/15/22	7,344	7,389
3.3% 10/1/20	15,200	15,301
3.45% 10/1/21	15,185	15,361
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.502% 9/20/19 (b)(c)	9,726	9,739
		103,284

TOTAL COMMUNICATION SERVICES		197,498

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.7%
American Honda Finance Corp.:
2% 2/14/20	12,600	12,512
3.15% 1/8/21	4,523	4,542
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	20,200	20,311
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,702
2.2% 5/5/20 (a)	15,650	15,471
2.3% 1/6/20 (a)	12,000	11,924
2.3% 2/12/21 (a)	15,000	14,734
3.35% 5/4/21 (a)	15,000	14,980
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,060
2.65% 4/13/20	8,943	8,888
3.15% 1/15/20	2,000	2,000
3.55% 4/9/21	6,966	6,967
4.2% 3/1/21	6,000	6,068
4.2% 11/6/21	10,250	10,381
		149,540
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,085	9,022
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	8,106	8,004

TOTAL CONSUMER DISCRETIONARY		166,566

CONSUMER STAPLES - 3.0%
Beverages - 0.5%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.3838% 11/15/21 (b)(c)	13,680	13,618
Diageo Capital PLC 3% 5/18/20	12,050	12,068
		25,686
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	15,100	15,020
Food Products - 0.8%
Conagra Brands, Inc. 3.8% 10/22/21	12,000	12,102
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.3189% 4/16/21 (b)(c)	10,000	9,941
3.2% 4/16/21	2,089	2,094
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 3.0789% 5/30/19 (b)(c)	11,349	11,349
2.65% 8/15/19	6,460	6,449
		41,935
Tobacco - 1.4%
Altria Group, Inc.:
3.49% 2/14/22	4,288	4,313
4.75% 5/5/21	11,317	11,701
Bat Capital Corp. 2.297% 8/14/20	37,620	37,065
BAT International Finance PLC 2.75% 6/15/20 (a)	15,080	14,969
Philip Morris International, Inc. 2.625% 2/18/22	4,058	4,001
Reynolds American, Inc. 3.25% 6/12/20	7,781	7,774
		79,823

TOTAL CONSUMER STAPLES		162,464

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
BP Capital Markets PLC 2.315% 2/13/20	10,676	10,630
Cenovus Energy, Inc. 3% 8/15/22	9,635	9,311
DCP Midstream Operating LP 2.7% 4/1/19	544	543
Devon Energy Corp. 3.25% 5/15/22	17,745	17,676
Energy Transfer Partners LP:
3.6% 2/1/23	6,333	6,306
4.2% 9/15/23	3,227	3,291
Enterprise Products Operating LP:
2.55% 10/15/19	7,751	7,738
2.8% 2/15/21	4,353	4,333
EQT Corp. 2.5% 10/1/20	5,508	5,409
Kinder Morgan, Inc. 3.05% 12/1/19	9,592	9,594
MPLX LP 4.5% 7/15/23	1,905	1,969
Petroleos Mexicanos 5.375% 3/13/22	14,290	14,319
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.2463% 2/26/21 (b)(c)	11,467	11,455
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,460	10,398
Schlumberger Investment SA 3.3% 9/14/21 (a)	10,050	10,074
TransCanada PipeLines Ltd. 2.125% 11/15/19	12,200	12,141
Western Gas Partners LP 5.375% 6/1/21	19,500	20,089
Williams Partners LP 3.6% 3/15/22	17,824	17,919
		173,195
FINANCIALS - 22.2%
Banks - 11.5%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.171% 1/19/21 (a)(b)(c)	4,000	3,997
3.4% 8/27/21 (a)	17,426	17,528
Bank of America Corp.:
2.369% 7/21/21 (b)	10,000	9,900
2.625% 10/19/20	22,200	22,072
3.004% 12/20/23 (b)	30,000	29,610
3.124% 1/20/23 (b)	5,000	4,975
Barclays Bank PLC 2.65% 1/11/21	12,000	11,875
Barclays PLC:
2.75% 11/8/19	14,000	13,946
3.25% 1/12/21	6,858	6,811
BPCE SA 3.145% 7/31/20 (a)	10,110	10,111
Citibank NA 1.85% 9/18/19	16,000	15,921
Citigroup, Inc.:
2.05% 6/7/19	21,921	21,876
2.45% 1/10/20	20,150	20,070
2.75% 4/25/22	10,000	9,872
3.142% 1/24/23 (b)	12,100	12,054
Citizens Bank NA:
2.25% 3/2/20	12,000	11,910
2.45% 12/4/19	1,240	1,236
2.55% 5/13/21	10,093	9,965
Compass Bank 3.5% 6/11/21	8,067	8,049
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,079
Danske Bank A/S 3.875% 9/12/23 (a)	12,600	12,230
Fifth Third Bancorp 2.875% 7/27/20	7,135	7,124
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.2829% 5/18/21 (b)(c)	12,000	11,989
3.262% 3/13/23 (b)	12,415	12,318
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 3.2826% 2/5/21 (b)(c)	10,000	10,000
3.25% 5/14/21	12,000	12,043
ING Bank NV:
3 month U.S. LIBOR + 0.690% 3.487% 10/1/19 (a)(b)(c)	5,200	5,217
2.7% 8/17/20 (a)	3,116	3,098
ING Groep NV 3.15% 3/29/22	20,350	20,160
JPMorgan Chase & Co.:
2.25% 1/23/20	4,447	4,423
2.55% 10/29/20	4,750	4,719
2.75% 6/23/20	11,500	11,470
3.514% 6/18/22 (b)	31,000	31,287
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.2285% 5/7/21 (b)(c)	12,150	12,087
Mitsubishi UFJ Financial Group, Inc.:
2.95% 3/1/21	7,065	7,033
3.218% 3/7/22	10,800	10,805
3.535% 7/26/21	12,000	12,078
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.919% 9/13/21 (b)(c)	18,000	18,196
Regions Financial Corp.:
2.75% 8/14/22	11,481	11,246
3.2% 2/8/21	6,820	6,829
Royal Bank of Canada:
2.125% 3/2/20	15,000	14,897
2.15% 10/26/20	20,000	19,763
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	10,550	10,774
Sumitomo Mitsui Banking Corp. 2.514% 1/17/20	12,000	11,960
SunTrust Bank 2.25% 1/31/20	25,000	24,849
The Toronto-Dominion Bank 2.5% 12/14/20	9,901	9,833
Wells Fargo & Co. 2.6% 7/22/20	17,500	17,421
Wells Fargo Bank NA 3.325% 7/23/21 (b)	10,000	10,026
Westpac Banking Corp. 2.15% 3/6/20	12,400	12,321
ZB, National Association 3.5% 8/27/21	11,022	11,051
Zions Bancorp. 3.35% 3/4/22	4,455	4,454
		630,558
Capital Markets - 3.9%
Cboe Global Markets, Inc. 1.95% 6/28/19	11,637	11,614
Credit Suisse Group AG 3.574% 1/9/23 (a)	10,000	9,912
Deutsche Bank AG 2.7% 7/13/20	25,500	25,030
Deutsche Bank AG London Branch 2.85% 5/10/19	16,350	16,334
Deutsche Bank AG New York Branch 3.15% 1/22/21	6,717	6,561
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 3.579% 12/13/19 (b)(c)	15,000	15,065
2.876% 10/31/22 (b)	20,000	19,700
3% 4/26/22	15,200	15,099
IntercontinentalExchange, Inc. 2.75% 12/1/20	7,267	7,239
Moody's Corp.:
2.75% 12/15/21	3,971	3,919
3.25% 6/7/21	5,919	5,917
Morgan Stanley:
2.625% 11/17/21	14,942	14,739
2.65% 1/27/20	12,000	11,966
3.737% 4/24/24 (b)	10,000	10,087
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.1663% 11/1/21 (b)(c)	15,000	14,994
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	15,096
UBS AG Stamford Branch 2.375% 8/14/19	9,006	8,993
		212,265
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	4,127	4,100
4.45% 12/16/21	3,073	3,113
American Express Credit Corp.:
2.2% 3/3/20	10,275	10,210
2.25% 5/5/21	9,000	8,867
2.6% 9/14/20	16,520	16,443
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.4205% 7/30/21 (a)(b)(c)	10,085	10,011
3 month U.S. LIBOR + 0.950% 3.6881% 6/1/21 (a)(b)(c)	10,963	10,951
Capital One Financial Corp. 2.5% 5/12/20	17,000	16,886
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,949
2.262% 3/28/19	20,170	20,160
2.425% 6/12/20	10,000	9,847
2.597% 11/4/19	10,000	9,973
2.681% 1/9/20	9,933	9,855
3.336% 3/18/21	25,885	25,402
4.14% 2/15/23	6,000	5,803
Hyundai Capital America 2% 7/1/19 (a)	9,125	9,097
Synchrony Financial 3% 8/15/19	6,020	6,016
Toyota Motor Credit Corp. 3.05% 1/8/21	3,483	3,497
		190,180
Diversified Financial Services - 1.2%
AIG Global Funding 3.35% 6/25/21 (a)	10,000	10,031
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,043	1,051
Brixmor Operating Partnership LP 3.875% 8/15/22	13,088	13,095
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 3.1382% 3/17/20 (a)(b)(c)	10,800	10,788
3 month U.S. LIBOR + 0.650% 3.4382% 9/17/21 (a)(b)(c)	5,000	4,975
3.2% 9/17/20 (a)	10,300	10,308
GE Capital International Funding Co. 2.342% 11/15/20	12,070	11,866
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,175
		67,289
Insurance - 2.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,074
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.312% 9/20/21 (a)(b)(c)	11,959	11,946
American International Group, Inc. 2.3% 7/16/19	25,278	25,231
Aon Corp. 5% 9/30/20	9,135	9,366
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	13,491	13,427
2.75% 1/30/22	6,461	6,394
3.5% 12/29/20	6,346	6,405
Metropolitan Life Global Funding I 2.05% 6/12/20 (a)	15,230	15,064
Protective Life Global Funding 2.161% 9/25/20 (a)	15,172	14,945
Unum Group 5.625% 9/15/20	7,900	8,159
		115,011

TOTAL FINANCIALS		1,215,303

HEALTH CARE - 4.6%
Biotechnology - 0.3%
AbbVie, Inc. 2.5% 5/14/20	15,888	15,782
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	6,090	6,083
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (b)(c)	14,032	13,984
2.404% 6/5/20	16,230	16,061
Boston Scientific Corp. 3.45% 3/1/24	4,235	4,249
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.5536% 3/19/21 (b)(c)	8,625	8,587
		48,964
Health Care Providers & Services - 1.4%
Cigna Corp. 3.4% 9/17/21 (a)	9,182	9,230
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.4871% 3/9/21 (b)(c)	12,000	12,029
3.35% 3/9/21	13,655	13,693
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	6,967	7,011
Express Scripts Holding Co.:
2.6% 11/30/20	2,683	2,657
4.75% 11/15/21	4,763	4,951
Humana, Inc. 2.5% 12/15/20	7,580	7,490
UnitedHealth Group, Inc. 3.35% 7/15/22	10,000	10,127
WellPoint, Inc. 3.125% 5/15/22	12,140	12,113
		79,301
Pharmaceuticals - 2.0%
Actavis Funding SCS:
3% 3/12/20	15,452	15,433
3.45% 3/15/22	11,000	10,952
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	15,000	14,979
GlaxoSmithKline Capital PLC 3.125% 5/14/21	12,280	12,360
Mylan NV 2.5% 6/7/19	9,478	9,465
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,066
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	20,000	19,860
2.4% 9/23/21	5,816	5,684
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	5,380	5,347
2.2% 7/21/21	10,000	9,501
Zoetis, Inc. 3.45% 11/13/20	1,708	1,717
		107,364

TOTAL HEALTH CARE		251,411

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.4%
Northrop Grumman Corp. 2.08% 10/15/20	11,340	11,185
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,123
United Technologies Corp. 3.35% 8/16/21	3,120	3,149
		19,457
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	15,450	15,391
3.4% 4/19/21	8,454	8,441
		23,832
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	323	321
Machinery - 0.6%
John Deere Capital Corp.:
2.35% 1/8/21	10,000	9,920
3.125% 9/10/21	10,000	10,049
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.8382% 9/15/21 (b)(c)	11,271	11,245
		31,214
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/20	6,030	5,979
2.5% 3/1/21	6,552	6,417
3.5% 1/15/22	10,200	10,160
International Lease Finance Corp. 5.875% 8/15/22	12,000	12,757
		35,313

TOTAL INDUSTRIALS		110,137

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 1.1%
Amphenol Corp. 2.2% 4/1/20	15,000	14,848
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	13,790	13,785
5.45% 6/15/23 (a)	17,439	18,324
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.2013% 6/5/20 (b)(c)	13,393	13,385
		60,342
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	10,000	10,211
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,263	8,274

TOTAL INFORMATION TECHNOLOGY		78,827

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,696	6,667
The Mosaic Co. 3.25% 11/15/22	3,784	3,750
		10,417
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
ERP Operating LP 2.375% 7/1/19	7,103	7,092
Real Estate Management & Development - 0.4%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,467
3.4% 10/1/20	9,129	9,156
Washington Prime Group LP 3.85% 4/1/20	9,340	9,236
		22,859

TOTAL REAL ESTATE		29,951

UTILITIES - 2.7%
Electric Utilities - 1.1%
American Electric Power Co., Inc. 2.15% 11/13/20	7,619	7,513
Duke Energy Corp. 1.8% 9/1/21	3,796	3,675
Edison International 2.125% 4/15/20	15,000	14,583
Eversource Energy 2.5% 3/15/21	7,387	7,304
Exelon Corp.:
2.85% 6/15/20	6,843	6,823
3.497% 6/1/22 (b)	10,555	10,479
ITC Holdings Corp. 2.7% 11/15/22	7,621	7,392
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (b)(c)	3,420	3,418
		61,187
Gas Utilities - 0.3%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.0289% 11/29/19 (b)(c)	12,200	12,147
3 month U.S. LIBOR + 0.550% 3.3259% 3/12/20 (b)(c)	3,037	3,020
		15,167
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	1,671	1,640
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	11,369	11,277
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,253
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	6,389	5,878
1.6% 8/15/19	4,062	4,038
NiSource, Inc. 3.65% 6/15/23	3,297	3,326
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	6,014
Sempra Energy:
1.625% 10/7/19	10,647	10,554
2.4% 2/1/20	15,050	14,947
WEC Energy Group, Inc. 3.375% 6/15/21	12,513	12,564
		71,851

TOTAL UTILITIES		149,845

TOTAL NONCONVERTIBLE BONDS
(Cost $2,554,600)		2,545,614

U.S. Treasury Obligations - 25.2%
U.S. Treasury Notes:
1.125% 2/28/21	$581,476	$565,555
1.75% 11/30/21	408,000	399,840
1.875% 6/30/20	27,682	27,434
1.875% 7/31/22	65,000	63,659
2.125% 12/31/22	70,000	68,999
2.5% 12/31/20	173,471	173,315
2.625% 6/30/23	80,000	80,328
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,376,395)		1,379,130

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
3.5% 9/1/29	5,529	5,640
4.5% 6/1/19 to 7/1/20	1	1
5.5% 11/1/34	4,801	5,193
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		10,835

Freddie Mac - 0.1%
4% 9/1/25 to 4/1/26	2,411	2,478
5% 4/1/20	12	13
8.5% 5/1/26 to 7/1/28	74	83

TOTAL FREDDIE MAC		2,574

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	512	571
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $14,173)		13,980

Asset-Backed Securities - 16.7%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$588	$601
Ally Auto Receivables Trust Series 2019-1 Class A3, 2.91% 9/15/23	8,935	8,948
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	12,380	12,317
Series 2018-2 Class A, 3.29% 5/15/23	13,920	14,024
American Express Credit Account Master Trust:
Series 2017-3 Class A, 1.77% 11/15/22	12,660	12,523
Series 2017-6 Class A, 2.04% 5/15/23	10,120	10,014
Series 2018-4 Class A, 2.99% 12/15/23	11,070	11,128
Series 2018-6 Class A, 3.06% 2/15/24	10,000	10,074
Series 2019-1 Class A, 2.87% 10/15/24	4,526	4,535
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,421
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,721
Series 2018-A1 Class A1, 2.7% 7/17/23	14,000	13,985
Series 2018-A2 Class A2, 3% 9/15/23	11,170	11,237
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	5,451	5,487
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	9,960	10,015
BMW Vehicle Lease Trust:
Series 2017-2 Class A3, 2.07% 10/20/20	5,965	5,941
Series 2018-1 Class A3, 3.26% 7/20/21	4,709	4,743
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	7,086	7,052
Series 2018-1A Class A3, 3% 11/19/21 (a)	9,302	9,313
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	8,203	8,271
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,511
Series 2017-A1 Class A1, 2% 1/17/23	12,000	11,913
Series 2017-A4 Class A4, 1.99% 7/17/23	12,165	12,031
Series 2018-A1 Class A1, 3.01% 2/15/24	7,366	7,404
Series 2019-A1 Class A1, 2.84% 12/16/24	14,492	14,501
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	92	92
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	7,577	7,515
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	4,943
Series 2017-4 Class A3, 2.11% 10/17/22	5,039	4,984
Series 2018-2 Class A3, 2.98% 1/17/23	6,019	6,041
Series 2018-4 Class A3, 3.36% 9/15/23	6,648	6,739
Series 2019-1 Class A3, 3.05% 3/15/24	8,974	9,015
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	6,662	6,599
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.8288% 11/15/29 (a)(b)(c)	6,842	6,802
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	6,980	7,027
Citibank Credit Card Issuance Trust:
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	13,940
Series 2017-A8 Class A8, 1.86% 8/8/22	15,000	14,817
Series 2018-A1 Class A1, 2.49% 1/20/23	14,396	14,325
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	663	663
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	10,123	10,176
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	8,307	8,290
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	16,651	16,675
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7399% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.9899% 7/25/34 (b)(c)	261	244
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	4,152	4,131
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	3,384	3,389
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	4,565	4,604
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,801
Series 2018-A5 Class A5, 3.32% 3/15/24	13,150	13,321
Series 2019-A1 Class A1, 3.04% 7/15/24	10,595	10,664
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	9,856	9,768
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	8,545	8,599
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,399	1,395
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	3,680	3,664
Fannie Mae Series 2004-T5 Class AB1, 1 month U.S. LIBOR + 0.250% 3.1103% 5/28/35 (b)(c)	455	424
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	7,397	7,342
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	465	465
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,145
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,611
Series 2016-B Class A3, 1.33% 10/15/20	2,276	2,269
Series 2017-A Class A3, 1.67% 6/15/21	8,757	8,710
Series 2018-A Class A3, 3.03% 11/15/22	10,989	11,026
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,298
Series 2017-2 Class A1, 2.16% 9/15/22	12,180	12,046
Series 2018-1 Class A1, 2.95% 5/15/23	11,000	11,000
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (a)(b)(c)	32	31
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (a)(b)(c)	11	11
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (a)(b)(c)	19	18
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (a)(b)(c)	7	7
GM Financial Automobile Leasing Trust:
Series 2018-2 Class A3, 3.06% 6/21/21	5,898	5,912
Series 2019-1 Class A3, 2.98% 12/20/21	6,482	6,487
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	11,672	11,591
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	5,240	5,210
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	10,000	9,985
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,849
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	10,641	10,681
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 4.1899% 6/25/34 (b)(c)	47	47
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	1,858	1,854
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	7,041	7,044
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,859
John Deere Owner Trust Series 2018-A Class A3, 2.66% 4/18/22	10,804	10,792
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (b)(c)	359	292
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	13,952	13,980
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	9,711	9,686
Series 2019-A Class A3, 3.1% 11/15/21	6,680	6,705
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.7488% 5/16/22 (a)(b)(c)	10,150	10,147
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	4,280	4,279
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.1199% 9/25/23 (a)(b)(c)	10,508	10,505
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	3,175	3,159
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,116
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (b)(c)	845	838
Prosper Marketplace Issuance Trust:
Series 2017-3A Class A, 2.36% 11/15/23 (a)	1,053	1,052
Series 2018-1A Class A, 3.11% 6/17/24 (a)	3,260	3,262
Series 2018-2A Class A, 3.35% 10/15/24 (a)	6,199	6,206
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	11,959	11,889
Series 2018-A Class A3, 2.93% 5/20/21 (a)	9,389	9,389
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	4,804	4,788
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	7,272	7,228
Series 2018-2A Class A3 3.325% 8/25/22 (a)	13,026	13,054
Series 2019-1A Class A3, 2.986% 2/27/23(a)	7,178	7,178
SLM Private Credit Student Loan Trust Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 3.6582% 9/15/33 (b)(c)	214	214
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 3.3382% 12/15/25 (a)(b)(c)	14,979	15,046
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (b)(c)	293	281
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (a)	4,039	4,032
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	6,110	6,132
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	10,784	10,823
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (a)(b)(c)(d)	261	181
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	9,047	9,052
Series 2019-1A Class A, 3.48% 3/15/25 (a)	2,878	2,880
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	3,755	3,735
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,949	3,939
Series 2016-2A Class A, 1.68% 5/20/21 (a)	9,667	9,631
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,360
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	12,364	12,256
Series 2018-A Class A1A, 3.23% 4/20/23	12,945	13,049
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	6,448	6,473
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	5,916	5,925
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 3.0088% 7/17/23 (a)(b)(c)	13,210	13,231
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	10,267	10,266
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	611	608
TOTAL ASSET-BACKED SECURITIES
(Cost $914,530)		913,521

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.7%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6607% 5/27/35 (a)(b)	1,322	1,318
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	6,417	6,358
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (a)(c)	5,708	5,684
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (a)(b)(c)	6,447	6,431
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (a)(b)(c)	3,865	3,871
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (b)(c)	77	76
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (a)(b)(c)	15,000	14,946
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	8	8

TOTAL PRIVATE SPONSOR		38,692

U.S. Government Agency - 0.9%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.7899% 5/25/45 (b)(c)	12,267	12,234
sequential payer Series 2001-40 Class Z, 6% 8/25/31	266	291
Series 2016-27:
Class HK, 3% 1/25/41	10,980	10,908
Class KG, 3% 1/25/40	5,422	5,401
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.8399% 7/25/46 (b)(c)	13,611	13,625
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	1,299	1,351
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	5,126	5,104

TOTAL U.S. GOVERNMENT AGENCY		48,914

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,589)		87,606

Commercial Mortgage Securities - 4.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (b)(f)	50	0
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	3,697	3,648
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(f)	10,252	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	5,380	5,449
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.3888% 11/15/35 (a)(b)(c)	10,200	10,187
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.5388% 10/15/32 (a)(b)(c)	13,729	13,727
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2788% 7/15/32 (a)(b)(c)	9,099	9,087
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.3388% 7/15/32 (a)(b)(c)	8,384	8,378
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	3,940	3,992
Series 2016-GC36 Class AAB, 3.368% 2/10/49	5,785	5,847
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,607	8,650
Series 2014-CR18 Class ASB, 3.452% 7/15/47	20,043	20,244
Series 2012-CR4 Class ASB, 2.436% 10/15/45	5,514	5,453
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	2,074	2,054
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.2388% 7/15/32 (a)(b)(c)	12,462	12,407
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	5,063	5,266
Class A3, 3.482% 1/10/45	6,436	6,495
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	7,670	7,834
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,814	7,110
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	8,201	8,124
Series 2017-GS8 Class A1, 2.222% 11/10/50	10,389	10,226
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	13,424	13,411
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	5,174	5,242
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	3,916	3,970
Series 2012-C6 Class A/S, 4.1166% 5/15/45	4,886	5,001
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	3,273	3,226
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(c)	5,412	5,398
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2941% 4/10/46 (a)(b)(c)	8,034	8,144
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	7,544	7,531
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.8388% 6/15/29 (a)(b)(c)	7,734	7,739
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	657	656
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,472	1,460
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.2088% 6/15/46 (a)(b)(c)	8,545	8,556
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,139	1,136
Series 2013-C14 Class ASB, 2.977% 6/15/46	7,959	7,950
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,492
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $240,177)		237,090

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	11,500	11,500
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	15,510	15,334
TOTAL MUNICIPAL SECURITIES
(Cost $27,010)		26,834

Bank Notes - 2.2%
Capital One NA 2.35% 1/31/20	15,650	15,556
Citibank NA 2.1% 6/12/20	15,430	15,265
Discover Bank 3.1% 6/4/20	5,758	5,753
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	5,191	5,213
Huntington National Bank 2.375% 3/10/20	12,000	11,932
KeyBank NA:
2.25% 3/16/20	$3,604	$3,581
2.5% 12/15/19	4,770	4,759
3.3% 2/1/22	3,173	3,193
PNC Bank NA 2.45% 11/5/20	10,000	9,913
Regions Bank 2.75% 4/1/21	11,226	11,118
SunTrust Bank 3.502% 8/2/22 (b)	8,508	8,565
Svenska Handelsbanken AB 3.35% 5/24/21	12,125	12,209
Wells Fargo Bank NA 2.6% 1/15/21	10,000	9,930
TOTAL BANK NOTES
(Cost $117,479)		116,987

Commercial Paper - 0.4%
Catholic Health Initiatives 3.5% 3/25/19
(Cost $21,450)	21,500	21,463
	Shares	Value (000s)

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 2.44% (g)
(Cost $6,813)	6,811,336	6,813
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
3.09%, dated 9/24/18 due 3/22/19 (Collateralized by Corporate Obligations valued at $21,892,933, 3.17% - 8.47%, 4/16/26 - 2/25/36)	20,307	20,000
3.2%, dated 2/22/19 due 8/21/19 (Collateralized by Corporate Obligations valued at $34,581,504, 3.16% - 8.04%, 1/16/26 - 9/25/35)	32,512	32,000
3.29%, dated 2/1/19 due 8/1/19 (Collateralized by Corporate Obligations valued at $17,324,218, 2.76% - 9.06%, 7/26/27 - 3/25/37)	16,265	16,000
Morgan Stanley & Co., Inc. at 3.1%, dated:
12/11/18 due 3/11/19 (Collateralized by U.S. Treasury Obligations valued at $14,896,005, 0.00% - 8.00%, 4/16/19 - 8/17/49)(b)(c)(h)	14,612	14,500
2/5/19 due 5/6/19 (Collateralized by Mortgage Loan Obligations valued at $18,228,441, 4.50% - 9.23%, 7/16/27 - 5/25/58)(b)(c)(h)	16,124	16,000
TOTAL REPURCHASE AGREEMENTS
(Cost $98,500)		98,500
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $5,459,716)		5,447,538
NET OTHER ASSETS (LIABILITIES) - 0.3%		17,298
NET ASSETS - 100%		$5,464,836

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $936,194,000 or 17.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$328
Total	$328

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,545,614	$--	$2,545,614	$--
U.S. Government and Government Agency Obligations	1,379,130	--	1,379,130	--
U.S. Government Agency - Mortgage Securities	13,980	--	13,980	--
Asset-Backed Securities	913,521	--	913,340	181
Collateralized Mortgage Obligations	87,606	--	87,606	--
Commercial Mortgage Securities	237,090	--	237,090	--
Municipal Securities	26,834	--	26,834	--
Bank Notes	116,987	--	116,987	--
Commercial Paper	21,463	--	21,463	--
Money Market Funds	6,813	6,813	--	--
Repurchase Agreements	98,500	--	98,500	--
Total Investments in Securities:	$5,447,538	$6,813	$5,440,544	$181

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
United Kingdom	3.0%
Canada	2.4%
Netherlands	1.6%
Japan	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $98,500) — See accompanying schedule: Unaffiliated issuers (cost $5,452,903)	$5,440,725
Fidelity Central Funds (cost $6,813)	6,813
Total Investment in Securities (cost $5,459,716)		$5,447,538
Receivable for investments sold		80,818
Receivable for fund shares sold		12,966
Interest receivable		26,084
Distributions receivable from Fidelity Central Funds		32
Receivable from investment adviser for expense reductions		2
Other receivables		57
Total assets		5,567,497
Liabilities
Payable for investments purchased	$95,598
Payable for fund shares redeemed	4,112
Distributions payable	741
Accrued management fee	1,389
Distribution and service plan fees payable	77
Other affiliated payables	687
Other payables and accrued expenses	57
Total liabilities		102,661
Net Assets		$5,464,836
Net Assets consist of:
Paid in capital		$5,515,009
Total distributable earnings (loss)		(50,173)
Net Assets		$5,464,836
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($156,674 ÷ 18,281.8 shares)		$8.57
Maximum offering price per share (100/98.50 of $8.57)		$8.70
Class M:
Net Asset Value and redemption price per share ($71,816 ÷ 8,379.8 shares)		$8.57
Maximum offering price per share (100/98.50 of $8.57)		$8.70
Class C:
Net Asset Value and offering price per share ($54,836 ÷ 6,403.4 shares)(a)		$8.56
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($4,769,241 ÷ 556,744.7 shares)		$8.57
Class I:
Net Asset Value, offering price and redemption price per share ($374,362 ÷ 43,682.2 shares)		$8.57
Class Z:
Net Asset Value, offering price and redemption price per share ($37,907 ÷ 4,425.5 shares)		$8.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$69,846
Income from Fidelity Central Funds		328
Total income		70,174
Expenses
Management fee	$8,185
Transfer agent fees	2,862
Distribution and service plan fees	450
Fund wide operations fee	1,170
Independent trustees' fees and expenses	25
Commitment fees	8
Total expenses before reductions	12,700
Expense reductions	(6)
Total expenses after reductions		12,694
Net investment income (loss)		57,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,580)
Fidelity Central Funds	(2)
Total net realized gain (loss)		(11,582)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,625
Fidelity Central Funds	2
Total change in net unrealized appreciation (depreciation)		35,627
Net gain (loss)		24,045
Net increase (decrease) in net assets resulting from operations		$81,525

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,480	$92,125
Net realized gain (loss)	(11,582)	(30,140)
Change in net unrealized appreciation (depreciation)	35,627	(53,974)
Net increase (decrease) in net assets resulting from operations	81,525	8,011
Distributions to shareholders	(53,078)	–
Distributions to shareholders from net investment income	–	(89,578)
Total distributions	(53,078)	(89,578)
Share transactions - net increase (decrease)	186,729	(837,458)
Total increase (decrease) in net assets	215,176	(919,025)
Net Assets
Beginning of period	5,249,660	6,168,685
End of period	$5,464,836	$5,249,660
Other Information
Undistributed net investment income end of period		$5,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.084	.123	.082	.009
Net realized and unrealized gain (loss)	.033	(.114)	(.011)	(.001)
Total from investment operations	.117	.009	.071	.008
Distributions from net investment income	(.077)	(.119)	(.081)	(.008)
Total distributions	(.077)	(.119)	(.081)	(.008)
Net asset value, end of period	$8.57	$8.53	$8.64	$8.65
Total ReturnC,D,E	1.38%	.12%	.83%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.65%	.65%	.67%H
Expenses net of fee waivers, if any	.66%H	.65%	.65%	.67%H
Expenses net of all reductions	.66%H	.65%	.65%	.67%H
Net investment income (loss)	1.98%H	1.43%	.94%	.79%H
Supplemental Data
Net assets, end of period (in millions)	$157	$143	$170	$208
Portfolio turnover rateI	52%H	56%	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016A
Selected Per–Share Data
Net asset value, beginning of period	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.083	.122	.081	.009
Net realized and unrealized gain (loss)	.033	(.114)	(.011)	(.001)
Total from investment operations	.116	.008	.070	.008
Distributions from net investment income	(.076)	(.118)	(.080)	(.008)
Total distributions	(.076)	(.118)	(.080)	(.008)
Net asset value, end of period	$8.57	$8.53	$8.64	$8.65
Total ReturnC,D,E	1.37%	.10%	.81%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.67%	.66%	.70%H
Expenses net of fee waivers, if any	.67%H	.67%	.66%	.70%H
Expenses net of all reductions	.67%H	.66%	.66%	.70%H
Net investment income (loss)	1.97%H	1.42%	.93%	.76%H
Supplemental Data
Net assets, end of period (in millions)	$72	$70	$81	$96
Portfolio turnover rateI	52%H	56%	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.047	.049	.007	(.001)
Net realized and unrealized gain (loss)	.033	(.123)	(.006)	.002
Total from investment operations	.080	(.074)	.001	.001
Distributions from net investment income	(.040)	(.046)	(.011)	(.001)
Total distributions	(.040)	(.046)	(.011)	(.001)
Net asset value, end of period	$8.56	$8.52	$8.64	$8.65
Total ReturnC,D,E	.94%	(.86)%	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.51%	1.52%	1.53%H
Expenses net of fee waivers, if any	1.53%H	1.51%	1.52%	1.53%H
Expenses net of all reductions	1.53%H	1.51%	1.51%	1.53%H
Net investment income (loss)	1.12%H	.57%	.08%	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$55	$52	$69	$84
Portfolio turnover rateI	52%H	56%	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.52	$8.64	$8.65	$8.58	$8.60	$8.55
Income from Investment Operations
Net investment income (loss)A	.092	.140	.099	.087	.091	.082
Net realized and unrealized gain (loss)	.043	(.123)	(.011)	.065	(.029)	.047
Total from investment operations	.135	.017	.088	.152	.062	.129
Distributions from net investment income	(.085)	(.137)	(.098)	(.082)	(.082)	(.079)
Total distributions	(.085)	(.137)	(.098)	(.082)	(.082)	(.079)
Net asset value, end of period	$8.57	$8.52	$8.64	$8.65	$8.58	$8.60
Total ReturnB,C	1.60%	.20%	1.03%	1.79%	.72%	1.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.19%F	1.64%	1.15%	1.01%	1.06%	.96%
Supplemental Data
Net assets, end of period (in millions)	$4,769	$4,617	$5,423	$5,894	$5,278	$6,386
Portfolio turnover rateG	52%F	56%	56%	138%H	83%I	76%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.090	.135	.094	.011
Net realized and unrealized gain (loss)	.033	(.113)	(.010)	(.001)
Total from investment operations	.123	.022	.084	.010
Distributions from net investment income	(.083)	(.132)	(.094)	(.010)
Total distributions	(.083)	(.132)	(.094)	(.010)
Net asset value, end of period	$8.57	$8.53	$8.64	$8.65
Total ReturnC,D	1.45%	.26%	.97%	.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.51%	.51%	.53%G
Expenses net of fee waivers, if any	.51%G	.51%	.51%	.53%G
Expenses net of all reductions	.51%G	.51%	.51%	.53%G
Net investment income (loss)	2.13%G	1.58%	1.09%	.94%G
Supplemental Data
Net assets, end of period (in millions)	$374	$367	$425	$525
Portfolio turnover rateH	52%G	56%	56%	138%I

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class Z

Six months ended (Unaudited) February 28,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.51
Income from Investment Operations
Net investment income (loss)B	.083
Net realized and unrealized gain (loss)	.051
Total from investment operations	.134
Distributions from net investment income	(.074)
Total distributions	(.074)
Net asset value, end of period	$8.57
Total ReturnC,D	1.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	2.37%G
Supplemental Data
Net assets, end of period (in millions)	$38
Portfolio turnover rateH	52%G

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $58 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,751
Gross unrealized depreciation	(23,886)
Net unrealized appreciation (depreciation)	$(3,135)
Tax cost	$5,450,673

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(14,266)
Long-term	(21,722)
Total capital loss carryforward	$(35,988)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $851,582 and $713,041, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$112	$8
Class M	-%	.15%	52	1
Class C	.75%	.25%	286	15
			$450	$24

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4
Class M	1
Class C(a)	3
$8

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$114.15
Class M	58.17
Class C	47.17
Short-Term Bond	2,351.10
Class I	288.16
Class Z	4.05
	$2,862

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,637	2.44%	$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$3

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $3.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Distributions to shareholders
Class A	$1,344	$–
Class M	621	–
Class C	274	–
Short-Term Bond	47,101	–
Class I	3,582	–
Class Z	156	–
Total	$53,078	$–
From net investment income
Class A	$–	$2,173
Class M	–	1,029
Class C	–	312
Short-Term Bond	–	79,866
Class I	–	6,198
Total	$–	$89,578

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019(a)	Year ended August 31, 2018	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Class A
Shares sold	6,195	6,960	$52,784	$59,529
Reinvestment of distributions	148	242	1,266	2,070
Shares redeemed	(4,878)	(10,079)	(41,575)	(86,176)
Net increase (decrease)	1,465	(2,877)	$12,475	$(24,577)
Class M
Shares sold	1,608	1,504	$13,704	$12,850
Reinvestment of distributions	69	114	591	978
Shares redeemed	(1,522)	(2,804)	(12,974)	(23,983)
Net increase (decrease)	155	(1,186)	$1,321	$(10,155)
Class C
Shares sold	3,276	1,293	$27,887	$11,057
Reinvestment of distributions	31	34	265	293
Shares redeemed	(3,034)	(3,197)	(25,893)	(27,333)
Net increase (decrease)	273	(1,870)	$2,259	$(15,983)
Short-Term Bond
Shares sold	95,098	114,004	$809,976	$974,360
Reinvestment of distributions	5,103	8,630	43,520	73,726
Shares redeemed	(85,255)	(208,562)	(726,259)	(1,782,560)
Net increase (decrease)	14,946	(85,928)	$127,237	$(734,474)
Class I
Shares sold	8,534	14,843	$72,736	$127,129
Reinvestment of distributions	393	679	3,353	5,802
Shares redeemed	(8,254)	(21,651)	(70,358)	(185,200)
Net increase (decrease)	673	(6,129)	$5,731	$(52,269)
Class Z
Shares sold	4,771	–	$40,649	$–
Reinvestment of distributions	8	–	70	–
Shares redeemed	(353)	–	(3,013)	–
Net increase (decrease)	4,426	–	$37,706	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019) for Class A, Class M, Class C, Short-Term Bond and Class I and for the period (October 2, 2018 to February 28, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2019	Expenses Paid During Period
Class A	.66%
Actual		$1,000.00	$1,013.80	$3.30-B
Hypothetical-C		$1,000.00	$1,021.52	$3.31-D
Class M	.67%
Actual		$1,000.00	$1,013.70	$3.35-B
Hypothetical-C		$1,000.00	$1,021.47	$3.36-D
Class C	1.53%
Actual		$1,000.00	$1,009.40	$7.62-B
Hypothetical-C		$1,000.00	$1,017.21	$7.65-D
Short-Term Bond	.45%
Actual		$1,000.00	$1,016.00	$2.25-B
Hypothetical-C		$1,000.00	$1,022.56	$2.26-D
Class I	.51%
Actual		$1,000.00	$1,014.50	$2.55-B
Hypothetical-C		$1,000.00	$1,022.27	$2.56-D
Class Z	.36%
Actual		$1,000.00	$1,015.80	$1.49-B
Hypothetical-C		$1,000.00	$1,023.01	$1.81-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Short-Term Bond, and Class I and multiplied by 150/365 (to reflect the period October 2, 2018 to February 28, 2019) for Class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, and the retail class ranked below the competitive median for 2017 and the total expense ratio of each of Class C and Class I ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the total expense ratio of Class I was above the competitive median due to higher transfer agent fees from small average account sizes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

STP-SANN-0419
1.538290.121

Fidelity® U.S. Bond Index Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	72.3%
AAA	4.3%
AA	2.8%
A	9.4%
BBB	12.0%
BB and Below	0.4%
Not Rated	0.1%
Short-Term Investments and Net Other Assets*	(1.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019 *
Corporate Bonds	24.1%
U.S. Government and U.S. Government Agency Obligations	72.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	1.4%
Municipal Bonds	0.5%
Other Investments	2.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.3)%

 * Foreign investments - 7.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.1%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.45% 6/30/20	$5,360	$5,322
2.8% 2/17/21	9,000	8,943
3.4% 5/15/25	9,270	9,031
3.8% 3/15/22	10,000	10,155
4.125% 2/17/26	27,320	27,334
4.35% 6/15/45	24,760	21,628
4.5% 3/9/48	9,570	8,566
4.55% 3/9/49	183	164
4.75% 5/15/46	10,300	9,564
4.9% 8/15/37	25,430	24,526
5.15% 11/15/46	843	824
5.15% 2/15/50	24,040	23,287
5.55% 8/15/41	7,300	7,475
6.35% 3/15/40	1,000	1,102
6.375% 3/1/41	6,850	7,600
British Telecommunications PLC 9.625% 12/15/30 (a)	4,515	6,307
Orange SA:
5.375% 7/8/19	4,000	4,034
5.5% 2/6/44	3,000	3,300
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	13,178
5.213% 3/8/47	6,550	6,274
5.462% 2/16/21	2,700	2,813
5.877% 7/15/19	2,000	2,022
7.045% 6/20/36	2,600	3,059
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,585
3.5% 11/1/24	3,000	3,031
4.125% 3/16/27	7,000	7,166
4.272% 1/15/36	24,278	23,787
4.4% 11/1/34	3,775	3,779
4.75% 11/1/41	1,000	1,019
5.012% 4/15/49	11,779	12,329
5.012% 8/21/54	12,557	12,899
5.25% 3/16/37	15,500	16,875
5.5% 3/16/47	26,880	29,883
6.55% 9/15/43	12,516	15,477
		354,338
Entertainment - 0.2%
AOL Time Warner, Inc. 2.95% 7/15/26	8,000	7,428
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,694
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,993
3.55% 6/1/24	3,000	2,988
3.6% 7/15/25	6,340	6,244
3.8% 2/15/27	9,000	8,752
4% 1/15/22	1,000	1,019
4.65% 6/1/44	7,870	7,285
4.85% 7/15/45	3,000	2,830
Viacom, Inc.:
4.25% 9/1/23	7,775	7,964
4.375% 3/15/43	2,635	2,271
5.625% 9/15/19	1,000	1,013
Walt Disney Co.:
1.85% 5/30/19	1,500	1,497
1.85% 7/30/26	5,110	4,652
2.3% 2/12/21	4,740	4,704
2.55% 2/15/22	2,810	2,800
3% 7/30/46	4,500	3,777
3.15% 9/17/25	9,470	9,513
4.125% 6/1/44	5,700	5,780
5.5% 3/15/19	2,000	2,001
		89,205
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,130
3.625% 5/19/21	3,780	3,868
		5,998
Media - 0.8%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,072
5.4% 10/1/43	3,875	4,531
5.65% 8/15/20	1,000	1,037
6.15% 3/1/37	3,955	4,883
6.15% 2/15/41	10,500	13,225
6.9% 3/1/19	2,110	2,110
6.9% 8/15/39	2,000	2,680
7.75% 12/1/45	3,160	4,657
CBS Corp.:
3.375% 2/15/28	10,550	9,827
4% 1/15/26	6,000	5,936
4.6% 1/15/45	7,300	6,677
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	11,000	10,680
4.908% 7/23/25	7,980	8,267
5.75% 4/1/48	5,230	5,234
6.384% 10/23/35	13,450	14,413
6.484% 10/23/45	4,690	5,044
Comcast Corp.:
1.625% 1/15/22	10,500	10,116
2.35% 1/15/27	23,800	21,783
3.125% 7/15/22	3,000	3,018
3.15% 3/1/26	5,000	4,900
3.3% 2/1/27	11,910	11,650
3.375% 8/15/25	13,700	13,668
3.45% 10/1/21	5,700	5,766
3.7% 4/15/24	10,370	10,605
3.969% 11/1/47	5,200	4,824
4% 3/1/48	12,000	11,219
4.15% 10/15/28	18,850	19,416
4.65% 7/15/42	9,000	9,139
4.7% 10/15/48	19,120	19,906
4.75% 3/1/44	5,400	5,606
4.95% 10/15/58	7,520	7,980
5.7% 7/1/19	8,500	8,580
6.4% 3/1/40	1,000	1,228
6.55% 7/1/39	3,000	3,745
6.95% 8/15/37	6,700	8,565
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,282
4.875% 4/1/43	4,900	4,417
5.05% 6/1/20	3,200	3,260
5.2% 9/20/47	8,400	7,903
Fox Corp.:
4.03% 1/25/24 (b)	4,700	4,790
4.709% 1/25/29 (b)	10,380	10,759
5.476% 1/25/39 (b)	3,810	3,994
5.576% 1/25/49 (b)	9,313	9,835
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,240
7.3% 7/1/38	4,000	4,514
		348,981
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,257
6.125% 11/15/37	8,365	9,922
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,335
3.625% 12/15/25	2,000	1,995
4.1% 10/1/23	4,825	4,995
5.45% 10/1/43	5,775	6,369
Vodafone Group PLC:
2.5% 9/26/22	3,000	2,932
2.95% 2/19/23	6,900	6,747
3.75% 1/16/24	10,340	10,305
4.375% 5/30/28	13,940	13,817
5.25% 5/30/48	15,300	14,610
		79,284

TOTAL COMMUNICATION SERVICES		877,806

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	7,950	7,709
1.7% 9/9/21	4,500	4,355
2.15% 3/13/20	8,550	8,499
2.25% 8/15/19	7,650	7,634
2.3% 9/9/26	5,000	4,591
3.55% 1/12/24	24,402	24,795
Ford Motor Co. 4.75% 1/15/43	7,650	5,856
General Motors Co.:
5.2% 4/1/45	4,270	3,721
6.6% 4/1/36	5,840	6,029
6.75% 4/1/46	7,155	7,365
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,629
3.25% 1/5/23	7,200	7,028
3.85% 1/5/28	7,000	6,337
4% 1/15/25	6,170	5,926
4% 10/6/26	3,680	3,437
4.3% 7/13/25	12,400	12,108
4.35% 1/17/27	8,000	7,590
4.375% 9/25/21	9,190	9,340
5.65% 1/17/29	11,260	11,453
		150,402
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,055
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	4,750	4,717
3.75% 8/21/28	4,650	4,651
4.3% 2/21/48	4,970	4,732
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,543
3.959% 7/1/38	4,725	4,876
Northwestern University 4.643% 12/1/44	3,350	3,736
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,269
3.619% 10/1/37	1,000	987
Rice University 3.774% 5/15/55	1,900	1,825
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,258
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,120
University of Southern California 5.25% 10/1/2111	2,000	2,338
		41,107
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,296
3.7% 1/30/26	16,870	16,969
4.45% 3/1/47	5,680	5,540
4.875% 12/9/45	5,430	5,593
6.3% 3/1/38	7,045	8,373
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,797
Starbucks Corp.:
2.45% 6/15/26	10,000	9,195
3.8% 8/15/25	6,950	7,049
3.85% 10/1/23	1,875	1,921
4% 11/15/28	7,000	7,110
4.5% 11/15/48	4,700	4,537
		71,380
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	15,850	15,564
2.8% 8/22/24	6,480	6,430
3.15% 8/22/27	10,460	10,309
3.875% 8/22/37	5,060	5,046
4.05% 8/22/47	12,940	12,986
4.25% 8/22/57	6,640	6,730
4.8% 12/5/34	6,000	6,685
		63,750
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	8,700	8,626
4% 5/15/25	8,000	7,855
Kohl's Corp. 4.75% 12/15/23	2,128	2,198
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,421
4.3% 2/15/43	4,750	3,476
Nordstrom, Inc.:
4% 3/15/27	4,510	4,310
5% 1/15/44	2,000	1,711
Target Corp.:
3.875% 7/15/20	3,000	3,045
3.9% 11/15/47	8,690	8,193
4% 7/1/42	7,000	6,786
		50,621
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,848
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,766
3.25% 4/15/25	4,000	3,872
3.7% 4/15/22	5,500	5,566
3.75% 6/1/27	5,804	5,724
Home Depot, Inc.:
2.8% 9/14/27	5,000	4,815
3% 4/1/26	10,030	9,873
3.75% 2/15/24	6,725	6,976
3.9% 12/6/28	5,760	5,969
3.9% 6/15/47	8,577	8,277
4.2% 4/1/43	1,575	1,590
4.25% 4/1/46	3,280	3,332
4.5% 12/6/48	7,470	7,883
4.875% 2/15/44	2,875	3,171
5.875% 12/16/36	10,400	12,644
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	2,959
4.05% 5/3/47	11,500	10,295
4.625% 4/15/20	2,000	2,022
4.65% 4/15/42	6,500	6,285
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,856
		111,723
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,074

TOTAL CONSUMER DISCRETIONARY		493,057

CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,825	2,764
2.65% 2/1/21	9,445	9,404
3.3% 2/1/23	10,250	10,311
3.65% 2/1/26	60,530	59,799
4.625% 2/1/44	5,750	5,267
4.7% 2/1/36	4,870	4,714
4.9% 2/1/46	18,180	17,497
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,720	8,583
3.75% 1/15/22	8,000	8,185
4.15% 1/23/25	14,050	14,503
4.439% 10/6/48	7,394	6,627
4.6% 4/15/48	18,750	17,281
5.55% 1/23/49	9,550	10,030
5.8% 1/23/59 (Reg. S)	13,950	14,882
8.2% 1/15/39	2,800	3,761
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	9,495
3.7% 12/6/26	7,550	7,333
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,823
Maple Escrow Subsidiary, Inc.:
4.057% 5/25/23 (b)	15,000	15,163
4.985% 5/25/38 (b)	7,200	7,047
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,766
3% 7/15/26	17,400	15,965
4.2% 7/15/46	13,230	11,235
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,914
2.25% 5/2/22	12,000	11,802
2.375% 10/6/26	6,750	6,317
3% 10/15/27	18,210	17,739
3.6% 8/13/42	3,000	2,827
4.25% 10/22/44	6,000	6,181
4.45% 4/14/46	5,800	6,181
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,880
2.2% 5/25/22	15,000	14,761
2.875% 10/27/25	9,580	9,467
3.15% 11/15/20	3,700	3,727
		362,231
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	5,950
Kroger Co.:
2.65% 10/15/26	2,850	2,566
3.5% 2/1/26	4,000	3,883
5.15% 8/1/43	2,725	2,608
5.4% 1/15/49	6,510	6,436
Sysco Corp.:
3.3% 7/15/26	3,280	3,170
3.75% 10/1/25	5,700	5,710
Walgreen Co. 3.1% 9/15/22	2,850	2,840
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	4,788
4.65% 6/1/46	5,500	5,069
Walmart, Inc.:
3.3% 4/22/24	19,000	19,330
3.4% 6/26/23	9,360	9,535
3.7% 6/26/28	12,300	12,649
4.05% 6/29/48	7,680	7,752
4.3% 4/22/44	6,000	6,249
5.625% 4/1/40	2,000	2,424
5.625% 4/15/41	4,600	5,604
6.5% 8/15/37	8,275	10,819
		117,382
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,575
Conagra Brands, Inc.:
3.2% 1/25/23	8,805	8,639
3.8% 10/22/21	4,700	4,740
4.3% 5/1/24	8,970	9,088
4.85% 11/1/28	13,630	13,686
General Mills, Inc.:
2.2% 10/21/19	7,000	6,967
3.7% 10/17/23	13,950	14,078
4.2% 4/17/28	17,200	17,390
H.J. Heinz Co.:
3% 6/1/26	13,000	11,970
4.375% 6/1/46	6,830	5,659
5% 7/15/35	3,500	3,338
5.2% 7/15/45	5,180	4,821
Kellogg Co.:
3.125% 5/17/22	1,875	1,860
3.25% 4/1/26	3,720	3,541
4.3% 5/15/28	6,000	6,040
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,604
5% 6/4/42	2,825	2,568
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,668
Tyson Foods, Inc.:
3.95% 8/15/24	7,575	7,631
4% 3/1/26	7,370	7,380
4.35% 3/1/29	9,000	8,982
Unilever Capital Corp.:
2% 7/28/26	2,000	1,819
2.2% 3/6/19	7,475	7,475
3.1% 7/30/25	2,900	2,868
		172,387
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,311
2.4% 3/1/22	5,200	5,127
2.4% 6/1/23	8,000	7,787
3.2% 7/30/46	2,500	2,167
Procter & Gamble Co.:
1.9% 11/1/19	4,000	3,980
2.3% 2/6/22	4,700	4,649
2.85% 8/11/27	4,500	4,409
3.1% 8/15/23	10,000	10,162
		46,592
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,143
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,881
3.8% 2/14/24	4,650	4,648
3.875% 9/16/46	10,000	7,578
4.25% 8/9/42	9,780	7,899
4.8% 2/14/29	13,270	13,244
5.8% 2/14/39	9,350	9,318
5.95% 2/14/49	10,400	10,375
BAT Capital Corp.:
2.764% 8/15/22	9,500	9,236
3.222% 8/15/24	10,300	9,917
3.557% 8/15/27	9,500	8,682
4.54% 8/15/47	16,740	13,579
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,714
2.125% 5/10/23	3,100	2,957
2.75% 2/25/26	3,750	3,528
3.6% 11/15/23	3,671	3,738
3.875% 8/21/42	4,825	4,197
4.125% 3/4/43	10,000	8,992
4.5% 3/26/20	2,000	2,035
4.875% 11/15/43	6,000	5,924
6.375% 5/16/38	1,450	1,704
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,119
4.85% 9/15/23	1,800	1,880
5.85% 8/15/45	4,240	4,040
7.25% 6/15/37	7,220	7,891
		170,076

TOTAL CONSUMER STAPLES		878,811

ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	2,000	2,028
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,577
Halliburton Co.:
3.8% 11/15/25	10,380	10,428
5% 11/15/45	7,540	7,786
7.45% 9/15/39	1,500	1,968
		25,787
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,842
4.85% 3/15/21	10,145	10,423
6.2% 3/15/40	2,000	2,196
6.45% 9/15/36	2,675	3,010
6.6% 3/15/46	4,650	5,498
Apache Corp. 5.1% 9/1/40	3,000	2,831
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,822
BP Capital Markets PLC:
2.315% 2/13/20	1,800	1,792
2.5% 11/6/22	3,000	2,942
2.521% 1/15/20	6,000	5,984
3.062% 3/17/22	3,750	3,757
3.279% 9/19/27	12,740	12,500
4.75% 3/10/19	1,000	1,000
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,880
4.95% 6/1/47	6,400	6,664
6.25% 3/15/38	6,850	7,858
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,643
3.8% 9/15/23	1,750	1,727
4.25% 4/15/27	9,500	9,047
5.4% 6/15/47	9,400	8,924
6.75% 11/15/39	2,000	2,112
Chevron Corp.:
1.961% 3/3/20	8,625	8,568
2.1% 5/16/21	13,750	13,557
2.193% 11/15/19	11,400	11,366
2.895% 3/3/24	23,530	23,450
2.954% 5/16/26	11,000	10,814
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,046
4.5% 6/1/25	3,325	3,413
ConocoPhillips Co.:
4.95% 3/15/26	24,550	26,881
5.95% 3/15/46	6,000	7,607
6.5% 2/1/39	7,529	9,870
DCP Midstream Operating LP 3.875% 3/15/23	3,775	3,747
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,985
5% 6/15/45	3,500	3,554
5.6% 7/15/41	2,875	3,107
Ecopetrol SA:
5.375% 6/26/26	4,740	4,983
5.875% 5/28/45	3,800	3,832
7.375% 9/18/43	4,940	5,780
Enbridge Energy Partners LP 4.2% 9/15/21	8,700	8,855
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,788
5.5% 12/1/46	14,490	16,523
Encana Corp.:
3.9% 11/15/21	4,900	4,949
6.5% 2/1/38	5,000	5,554
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,513
4.15% 10/1/20	4,500	4,551
4.95% 6/15/28	9,430	9,608
5.15% 3/15/45	8,000	7,477
6% 6/15/48	9,853	10,223
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,773
3.95% 2/15/27	25,880	26,280
4.05% 2/15/22	9,325	9,542
4.25% 2/15/48	3,800	3,560
4.85% 8/15/42	2,500	2,555
4.85% 3/15/44	5,000	5,105
4.9% 5/15/46	4,280	4,413
5.7% 2/15/42	2,000	2,229
7.55% 4/15/38	2,000	2,624
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,816
5.625% 6/1/19	1,000	1,006
Equinor ASA:
2.25% 11/8/19	8,000	7,974
3.625% 9/10/28	12,080	12,284
3.7% 3/1/24	3,650	3,761
5.1% 8/17/40	2,000	2,275
Exxon Mobil Corp.:
2.726% 3/1/23	10,000	9,948
3.043% 3/1/26	8,330	8,309
3.567% 3/6/45	6,650	6,361
Hess Corp.:
3.5% 7/15/24	3,800	3,653
5.6% 2/15/41	3,400	3,302
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	12,200	12,218
3.5% 9/1/23	2,000	1,999
3.95% 9/1/22	7,000	7,120
5% 3/1/43	1,000	979
5.5% 3/1/44	6,997	7,247
5.625% 9/1/41	1,000	1,057
6.55% 9/15/40	3,000	3,448
Kinder Morgan, Inc.:
4.3% 3/1/28	9,968	10,059
5.2% 3/1/48	4,000	4,049
5.3% 12/1/34	8,550	8,811
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,112
5% 3/1/26	3,000	3,190
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,932
5.2% 6/1/45	5,000	5,146
Marathon Petroleum Corp.:
4.75% 12/15/23 (b)	5,716	5,939
5.125% 3/1/21	1,000	1,034
6.5% 3/1/41	1,000	1,169
MPLX LP:
4.125% 3/1/27	9,450	9,261
4.7% 4/15/48	19,500	17,881
4.8% 2/15/29	9,190	9,421
5.2% 3/1/47	6,120	5,969
Nexen, Inc. 5.875% 3/10/35	3,710	4,338
Noble Energy, Inc. 4.95% 8/15/47	13,800	12,914
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,916
3.125% 2/15/22	2,000	2,014
3.4% 4/15/26	3,400	3,403
4.1% 2/15/47	2,820	2,760
4.4% 4/15/46	5,100	5,222
ONEOK Partners LP 3.375% 10/1/22	5,000	5,000
ONEOK, Inc.:
4.95% 7/13/47	5,850	5,634
5.2% 7/15/48	3,020	3,028
Petro-Canada 6.8% 5/15/38	8,445	10,402
Petroleos Mexicanos:
3.5% 1/30/23	6,725	6,264
4.625% 9/21/23	10,420	9,979
4.875% 1/24/22	18,010	17,866
5.35% 2/12/28	9,680	8,639
5.5% 6/27/44	2,748	2,142
5.625% 1/23/46	5,680	4,445
6.35% 2/12/48	21,660	17,967
6.375% 1/23/45	10,400	8,733
6.5% 3/13/27	17,020	16,433
6.75% 9/21/47	13,236	11,477
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,042
5.875% 5/1/42	9,500	11,003
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,022
4.65% 10/15/25	12,250	12,505
4.9% 2/15/45	1,900	1,744
5.75% 1/15/20	1,000	1,021
6.65% 1/15/37	2,795	3,056
Shell International Finance BV:
1.75% 9/12/21	6,500	6,332
2.125% 5/11/20	8,300	8,242
2.375% 8/21/22	3,000	2,949
3.25% 5/11/25	4,160	4,172
3.5% 11/13/23	7,000	7,150
4% 5/10/46	4,000	3,996
4.375% 5/11/45	13,300	13,982
6.375% 12/15/38	4,200	5,489
Spectra Energy Partners LP:
3.375% 10/15/26	16,310	15,643
4.75% 3/15/24	4,825	5,062
Suncor Energy, Inc.:
4% 11/15/47	5,000	4,641
6.85% 6/1/39	2,000	2,509
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,293
5.3% 4/1/44	5,800	5,441
5.4% 10/1/47	5,500	5,291
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,845
5.75% 6/24/44	1,900	2,002
Total Capital International SA:
2.1% 6/19/19	4,275	4,269
2.7% 1/25/23	1,900	1,878
2.75% 6/19/21	6,000	5,995
2.875% 2/17/22	4,175	4,174
3.455% 2/19/29	21,340	21,285
3.75% 4/10/24	2,000	2,058
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,896
4.875% 1/15/26	5,000	5,284
4.875% 5/15/48	4,920	4,956
6.1% 6/1/40	6,700	7,761
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	7,750	7,348
4.6% 3/15/48	4,000	3,812
Valero Energy Corp. 6.625% 6/15/37	5,420	6,416
Western Gas Partners LP:
4% 7/1/22	3,000	3,013
4.5% 3/1/28	7,000	6,775
5.3% 3/1/48	7,000	6,409
Williams Partners LP:
3.35% 8/15/22	2,800	2,775
3.75% 6/15/27	23,360	22,629
3.9% 1/15/25	3,525	3,532
		1,012,137

TOTAL ENERGY		1,037,924

FINANCIALS - 7.6%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	6,640	6,709
Bank of America Corp.:
2.503% 10/21/22	9,000	8,803
2.625% 4/19/21	7,000	6,954
2.65% 4/1/19	17,925	17,925
3.004% 12/20/23 (a)	10,595	10,457
3.248% 10/21/27	3,750	3,588
3.366% 1/23/26 (a)	10,600	10,425
3.419% 12/20/28 (a)	18,125	17,487
3.593% 7/21/28 (a)	11,100	10,860
3.705% 4/24/28 (a)	8,800	8,679
3.864% 7/23/24 (a)	24,300	24,694
3.974% 2/7/30 (a)	14,140	14,184
4% 4/1/24	4,864	5,003
4% 1/22/25	6,000	6,010
4.1% 7/24/23	7,000	7,218
4.183% 11/25/27	5,150	5,126
4.2% 8/26/24	8,500	8,663
4.25% 10/22/26	4,000	4,018
4.271% 7/23/29 (a)	18,010	18,488
4.443% 1/20/48 (a)	15,250	15,501
4.45% 3/3/26	13,000	13,236
5% 1/21/44	5,370	5,869
Bank of Nova Scotia:
3.4% 2/11/24	23,850	23,868
4.375% 1/13/21	1,000	1,025
4.5% 12/16/25	15,880	16,279
Barclays PLC:
2.75% 11/8/19	10,000	9,962
3.25% 1/12/21	7,500	7,448
4.337% 1/10/28	5,600	5,420
4.375% 1/12/26	5,000	4,959
4.836% 5/9/28	9,600	9,262
4.95% 1/10/47	6,000	5,744
5.25% 8/17/45	5,600	5,551
BB&T Corp. 2.75% 4/1/22	8,870	8,811
BNP Paribas 2.375% 5/21/20	11,600	11,539
BPCE SA:
2.25% 1/27/20	4,000	3,976
2.5% 7/15/19	12,100	12,072
4% 4/15/24	2,000	2,033
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,017
Capital One NA:
2.25% 9/13/21	9,000	8,766
2.4% 9/5/19	7,000	6,980
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (a)(c)	11,250	10,869
2.35% 8/2/21	21,100	20,728
2.5% 7/29/19	7,400	7,390
2.55% 4/8/19	3,700	3,699
2.75% 4/25/22	14,590	14,404
3.142% 1/24/23 (a)	23,000	22,913
3.668% 7/24/28 (a)	7,580	7,424
3.7% 1/12/26	11,130	11,101
3.887% 1/10/28 (a)	4,500	4,481
4.125% 7/25/28	15,440	15,181
4.4% 6/10/25	4,000	4,065
4.6% 3/9/26	6,000	6,134
4.75% 5/18/46	7,870	7,757
5.3% 5/6/44	2,000	2,119
5.5% 9/13/25	5,000	5,400
5.875% 1/30/42	1,675	1,986
8.125% 7/15/39	8,000	11,640
Citizens Bank NA 2.65% 5/26/22	20,380	19,967
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,269
4.3% 12/3/25	1,891	1,907
Comerica, Inc. 3.8% 7/22/26	3,650	3,581
Commonwealth Bank of Australia 2.3% 3/12/20	7,550	7,503
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	14,559
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,597
3.8% 6/9/23	20,000	19,999
4.55% 4/17/26	8,500	8,708
4.875% 5/15/45	5,000	5,133
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,995
3.625% 9/9/24	3,425	3,423
Discover Bank 4.2% 8/8/23	7,000	7,153
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,394
5% 4/11/22	6,170	6,497
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,331
3.5% 3/15/22	1,650	1,662
8.25% 3/1/38	2,079	2,864
HSBC Holdings PLC:
2.65% 1/5/22	21,000	20,672
3.4% 3/8/21	10,600	10,655
3.9% 5/25/26	11,000	10,926
4.25% 8/18/25	5,600	5,640
4.292% 9/12/26 (a)	16,850	17,061
4.375% 11/23/26	28,700	28,868
4.875% 1/14/22	10,100	10,567
5.1% 4/5/21	2,800	2,916
5.25% 3/14/44	4,600	4,881
6.5% 9/15/37	10,500	12,567
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,615
3.5% 6/23/24	7,000	7,009
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,567
3.15% 3/14/21	9,500	9,494
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,058
1.875% 7/21/26	3,800	3,495
2.125% 2/10/25	2,000	1,903
2.25% 11/4/26	5,230	4,926
2.375% 11/16/22	11,486	11,285
2.75% 1/21/26	3,170	3,110
2.875% 6/1/27	7,600	7,426
3.125% 7/20/21	3,948	3,979
3.25% 7/20/28	9,000	9,025
JPMorgan Chase & Co.:
2.25% 1/23/20	8,875	8,826
2.776% 4/25/23 (a)	5,000	4,941
2.95% 10/1/26	25,230	24,054
3.25% 9/23/22	4,000	4,025
3.3% 4/1/26	9,000	8,817
3.375% 5/1/23	1,900	1,900
3.54% 5/1/28 (a)	17,000	16,673
3.559% 4/23/24 (a)	10,000	10,058
3.797% 7/23/24 (a)	13,850	14,048
3.875% 9/10/24	7,725	7,814
3.882% 7/24/38 (a)	4,500	4,268
3.964% 11/15/48 (a)	9,400	8,829
4.005% 4/23/29 (a)	9,460	9,555
4.125% 12/15/26	5,875	5,945
4.203% 7/23/29 (a)	18,740	19,211
4.35% 8/15/21	2,000	2,060
4.5% 1/24/22	13,000	13,519
4.625% 5/10/21	1,500	1,550
4.85% 2/1/44	5,000	5,321
4.95% 6/1/45	2,550	2,707
5.5% 10/15/40	5,700	6,568
5.6% 7/15/41	1,500	1,753
5.625% 8/16/43	5,000	5,730
6.3% 4/23/19	10,000	10,048
KeyBank NA 3.4% 5/20/26	5,000	4,838
KeyCorp. 2.9% 9/15/20	5,800	5,802
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,503
4.344% 1/9/48	15,000	12,915
4.65% 3/24/26	8,600	8,484
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	9,957
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,874
2.998% 2/22/22	9,200	9,145
3.85% 3/1/26	6,580	6,673
3.961% 3/2/28	22,000	22,480
Mizuho Financial Group, Inc.:
2.953% 2/28/22	8,600	8,508
3.549% 3/5/23	12,000	12,049
National Australia Bank Ltd. 2.5% 5/22/22	10,000	9,783
Nordic Investment Bank 2.125% 2/1/22	3,800	3,745
Oesterreichische Kontrollbank:
1.125% 4/26/19	3,300	3,292
2.375% 10/1/21	4,725	4,693
2.875% 9/7/21	4,205	4,228
PNC Bank NA:
2.6% 7/21/20	6,680	6,654
2.625% 2/17/22	12,000	11,904
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,746
PNC Funding Corp. 6.7% 6/10/19	2,500	2,526
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,342
4.5% 1/11/21	1,000	1,029
5.25% 5/24/41	3,000	3,476
Rabobank Nederland:
3.75% 7/21/26	19,250	18,600
4.375% 8/4/25	6,000	6,070
Rabobank Nederland New York Branch:
2.75% 1/10/23	17,000	16,707
3.375% 5/21/25	3,750	3,756
Regions Financial Corp.:
2.75% 8/14/22	7,580	7,425
3.2% 2/8/21	22,090	22,119
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,536
2.75% 2/1/22	13,000	12,958
4.65% 1/27/26	12,990	13,582
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,767
4.8% 4/5/26	6,600	6,691
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	10,920	10,719
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,715
2.45% 1/16/20	5,000	4,981
3.4% 7/11/24	5,725	5,724
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	14,704
2.778% 10/18/22	7,550	7,409
2.784% 7/12/22	10,490	10,322
2.846% 1/11/22	10,600	10,490
3.102% 1/17/23	9,000	8,921
3.936% 10/16/23	15,680	16,070
SunTrust Banks, Inc.:
2.5% 5/1/19	2,000	1,999
3.3% 5/15/26	7,600	7,394
Synchrony Bank 3% 6/15/22	7,000	6,788
The Toronto-Dominion Bank:
2.5% 12/14/20	14,020	13,924
3.5% 7/19/23	10,000	10,162
U.S. Bancorp:
2.625% 1/24/22	13,875	13,811
3.1% 4/27/26	9,000	8,813
4.125% 5/24/21	3,000	3,079
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,793
2.6% 7/22/20	7,640	7,605
2.625% 7/22/22	14,780	14,497
3% 10/23/26	20,330	19,385
3.3% 9/9/24	4,625	4,601
3.45% 2/13/23	3,675	3,678
3.55% 9/29/25	4,240	4,236
3.75% 1/24/24	28,280	28,806
3.9% 5/1/45	4,760	4,565
4.1% 6/3/26	3,225	3,247
4.4% 6/14/46	7,140	6,850
4.48% 1/16/24	3,816	3,960
4.75% 12/7/46	16,000	16,153
4.9% 11/17/45	2,770	2,842
5.375% 11/2/43	1,850	2,013
5.606% 1/15/44	11,380	12,800
Westpac Banking Corp.:
2% 8/19/21	8,580	8,357
2.3% 5/26/20	3,000	2,978
2.5% 6/28/22	25,430	24,924
2.85% 5/13/26	4,750	4,515
4.875% 11/19/19	3,700	3,754
Zions Bancorp. 4.5% 6/13/23	207	211
		1,740,959
Capital Markets - 1.3%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,594
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	9,912
2.8% 5/4/26	5,630	5,410
2.95% 1/29/23	15,000	14,932
BlackRock, Inc.:
3.5% 3/18/24	2,900	2,952
4.25% 5/24/21	6,500	6,697
Brighthouse Financial, Inc. 4.7% 6/22/47	9,500	7,527
Deutsche Bank AG 4.5% 4/1/25	3,000	2,793
Deutsche Bank AG New York Branch:
2.95% 8/20/20	9,800	9,618
3.3% 11/16/22	9,200	8,683
4.1% 1/13/26	21,800	20,168
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,864
Franklin Resources, Inc. 2.85% 3/30/25	3,800	3,682
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,879
2.55% 10/23/19	11,000	10,975
3% 4/26/22	16,720	16,609
3.2% 2/23/23	23,170	22,969
3.5% 1/23/25	5,000	4,909
3.625% 1/22/23	9,000	9,079
3.625% 2/20/24	10,500	10,512
3.75% 2/25/26	5,820	5,748
3.85% 7/8/24	3,800	3,827
3.85% 1/26/27	30,240	29,638
4.25% 10/21/25	5,000	5,020
4.75% 10/21/45	15,780	15,977
5.25% 7/27/21	4,500	4,708
5.75% 1/24/22	4,300	4,590
5.95% 1/15/27	15,000	16,405
6% 6/15/20	1,650	1,710
6.75% 10/1/37	14,860	17,673
IntercontinentalExchange, Inc.:
3.75% 12/1/25	5,750	5,871
3.75% 9/21/28	9,330	9,459
4% 10/15/23	3,750	3,880
Lazard Group LLC 4.25% 11/14/20	1,017	1,033
Merrill Lynch & Co., Inc. 7.75% 5/14/38	4,175	5,663
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (a)(c)	7,560	7,596
2.375% 7/23/19	7,550	7,537
2.625% 11/17/21	17,380	17,143
2.65% 1/27/20	11,000	10,969
2.75% 5/19/22	12,000	11,827
3.125% 1/23/23	61,200	60,710
3.125% 7/27/26	5,600	5,343
3.591% 7/22/28 (a)	8,500	8,252
3.7% 10/23/24	6,000	6,026
3.75% 2/25/23	6,775	6,886
3.875% 4/29/24	14,680	14,884
3.875% 1/27/26	5,250	5,267
3.95% 4/23/27	19,030	18,593
3.971% 7/22/38 (a)	6,250	5,938
4.3% 1/27/45	2,000	1,960
4.375% 1/22/47	11,100	11,021
5.5% 7/28/21	3,400	3,578
5.625% 9/23/19	2,000	2,030
5.75% 1/25/21	5,000	5,239
6.375% 7/24/42	2,900	3,643
7.25% 4/1/32	1,000	1,301
7.3% 5/13/19	3,000	3,026
State Street Corp. 2.65% 5/19/26	7,550	7,181
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,367
5.45% 5/15/19	2,000	2,010
		570,293
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,318
3.65% 7/21/27	4,500	4,056
3.875% 1/23/28	15,700	14,304
4.45% 12/16/21	8,400	8,510
4.45% 10/1/25	9,850	9,748
4.5% 5/15/21	14,100	14,285
4.625% 7/1/22	9,450	9,554
4.875% 1/16/24	8,550	8,749
American Express Co.:
2.5% 8/1/22	12,560	12,297
4.05% 12/3/42	6,975	6,863
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,390
Capital One Financial Corp.:
3.2% 1/30/23	13,920	13,709
3.75% 7/28/26	9,750	9,269
3.75% 3/9/27	23,200	22,254
3.8% 1/31/28	13,000	12,493
4.75% 7/15/21	4,000	4,126
Caterpillar Financial Services Corp.:
1.7% 8/9/21	9,390	9,124
2% 3/5/20	3,900	3,873
2.1% 6/9/19	1,600	1,597
2.25% 12/1/19	6,600	6,578
2.4% 8/9/26	2,850	2,660
2.85% 6/1/22	4,000	3,985
Discover Financial Services:
4.5% 1/30/26	18,818	18,905
5.2% 4/27/22	1,000	1,046
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,425
3.2% 1/15/21	3,600	3,542
3.219% 1/9/22	3,500	3,360
3.336% 3/18/21	4,250	4,171
3.815% 11/2/27	10,630	9,029
4.134% 8/4/25	7,000	6,378
4.25% 9/20/22	1,800	1,773
4.375% 8/6/23	4,000	3,886
4.389% 1/8/26	3,290	3,003
5.875% 8/2/21	11,375	11,755
Synchrony Financial:
2.7% 2/3/20	8,000	7,966
3% 8/15/19	5,675	5,671
3.7% 8/4/26	4,723	4,303
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,961
2.125% 7/18/19	10,400	10,378
2.15% 3/12/20	6,750	6,707
2.6% 1/11/22	8,000	7,934
2.7% 1/11/23	10,000	9,858
2.75% 5/17/21	2,600	2,601
		316,394
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,529
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	11,870	11,990
5.75% 1/15/40	5,000	6,045
Berkshire Hathaway, Inc.:
3.125% 3/15/26	11,500	11,374
4.5% 2/11/43	2,000	2,116
BP Capital Markets America, Inc.:
3.017% 1/16/27	9,500	9,136
3.245% 5/6/22	7,750	7,806
4.5% 10/1/20	2,000	2,050
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,552
3.9% 3/15/27	5,640	5,418
4.125% 6/15/26	7,550	7,374
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	12,250	12,023
3.5% 1/15/28	7,000	6,197
3.875% 1/15/27	8,100	7,503
Cigna Corp.:
4.125% 11/15/25 (b)	9,855	10,003
4.375% 10/15/28 (b)	6,550	6,639
4.8% 8/15/38 (b)	8,570	8,553
4.9% 12/15/48 (b)	8,515	8,478
Export Development Canada 2.75% 3/15/23	14,300	14,347
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,598
3.373% 11/15/25	10,000	9,615
4.418% 11/15/35	20,239	18,281
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,064
5.875% 1/14/38	4,474	4,687
6.875% 1/10/39	1,146	1,331
ING U.S., Inc. 5.7% 7/15/43	3,750	4,129
KfW:
1.5% 4/20/20	2,825	2,790
1.5% 6/15/21	29,860	29,127
1.75% 10/15/19	15,575	15,488
1.875% 4/1/19	16,930	16,921
1.875% 6/30/20	5,670	5,614
2% 5/2/25	3,825	3,673
2.125% 3/7/22	8,182	8,070
2.125% 1/17/23	12,000	11,780
2.375% 12/29/22	17,739	17,581
2.5% 11/20/24	10,425	10,320
2.75% 10/1/20	4,175	4,183
2.875% 4/3/28	15,360	15,370
3.125% 12/15/21	19,300	19,566
4% 1/27/20	3,000	3,035
4.875% 6/17/19	25,000	25,156
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	8,500	7,894
2.5% 11/15/27	8,840	8,585
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,548
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,210
		420,749
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,207
4.35% 11/3/45	4,000	4,189
5.9% 6/15/19	3,000	3,024
AFLAC, Inc. 4% 10/15/46	3,780	3,595
Allstate Corp.:
3.28% 12/15/26	4,720	4,677
4.2% 12/15/46	7,560	7,540
American International Group, Inc.:
3.375% 8/15/20	5,775	5,800
3.75% 7/10/25	2,850	2,801
3.875% 1/15/35	2,700	2,391
3.9% 4/1/26	3,770	3,675
4.2% 4/1/28	18,550	18,254
4.5% 7/16/44	8,875	8,140
4.75% 4/1/48	4,000	3,777
4.875% 6/1/22	9,000	9,431
6.4% 12/15/20	2,900	3,061
Aon PLC:
3.5% 6/14/24	2,000	1,996
4% 11/27/23	3,000	3,049
4.6% 6/14/44	1,600	1,582
4.75% 5/15/45	5,880	5,964
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,378
Hartford Financial Services Group, Inc.:
4.4% 3/15/48	9,710	9,430
5.125% 4/15/22	4,750	5,001
Lincoln National Corp. 3.625% 12/12/26	6,000	5,863
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,840
2.35% 3/6/20	4,750	4,727
3.5% 6/3/24	1,900	1,908
3.875% 3/15/24	9,500	9,703
4.05% 10/15/23	6,775	6,943
4.2% 3/1/48	4,870	4,639
4.35% 1/30/47	2,800	2,742
4.375% 3/15/29	7,700	7,936
4.9% 3/15/49	9,300	9,782
MetLife, Inc.:
4.6% 5/13/46	2,000	2,073
4.721% 12/15/44 (a)	5,000	5,246
5.875% 2/6/41	2,400	2,876
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	7,590
Progressive Corp. 2.45% 1/15/27	4,740	4,414
Prudential Financial, Inc.:
3.878% 3/27/28	6,400	6,542
3.905% 12/7/47	550	506
3.935% 12/7/49	10,719	9,968
4.35% 2/25/50	7,760	7,602
4.418% 3/27/48	6,350	6,404
5.7% 12/14/36	380	438
7.375% 6/15/19	3,000	3,038
The Chubb Corp. 6.5% 5/15/38	3,510	4,556
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,491
6.25% 6/15/37	8,350	10,537
		245,326

TOTAL FINANCIALS		3,293,721

HEALTH CARE - 2.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,683
2.5% 5/14/20	7,100	7,053
2.9% 11/6/22	5,700	5,609
3.6% 5/14/25	9,000	8,828
4.25% 11/14/28	8,290	8,201
4.3% 5/14/36	6,260	5,678
4.4% 11/6/42	4,775	4,240
4.45% 5/14/46	7,000	6,149
4.7% 5/14/45	8,980	8,179
Amgen, Inc.:
2.2% 5/22/19	11,425	11,412
2.6% 8/19/26	10,500	9,714
3.125% 5/1/25	2,000	1,959
3.875% 11/15/21	9,600	9,773
4.4% 5/1/45	4,000	3,736
4.663% 6/15/51	12,474	11,934
Celgene Corp.:
2.875% 8/15/20	3,000	2,991
3.875% 8/15/25	9,500	9,518
4.35% 11/15/47	5,500	4,938
4.55% 2/20/48	15,000	13,871
5% 8/15/45	4,300	4,243
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,723
3.65% 3/1/26	6,180	6,143
4.15% 3/1/47	12,440	11,399
4.75% 3/1/46	11,000	11,038
		174,012
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,338
3.75% 11/30/26	6,972	7,065
4.75% 11/30/36	4,500	4,848
4.9% 11/30/46	10,400	11,405
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,831
3.7% 6/6/27	6,740	6,529
4.685% 12/15/44	13,900	13,610
Boston Scientific Corp.:
3.45% 3/1/24	4,650	4,665
4% 3/1/28	20,000	20,100
4% 3/1/29	10,800	10,802
4.7% 3/1/49	9,300	9,334
Danaher Corp. 2.4% 9/15/20	7,361	7,301
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	14,558
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,052
4.625% 3/15/45	12,925	14,161
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,056
		174,655
Health Care Providers & Services - 0.9%
Aetna, Inc.:
4.125% 6/1/21	7,000	7,113
4.125% 11/15/42	11,346	9,880
Anthem, Inc.:
3.65% 12/1/27	23,000	22,625
4.375% 12/1/47	4,500	4,313
Cardinal Health, Inc. 4.368% 6/15/47	13,890	11,991
Catholic Health Initiatives 4.35% 11/1/42	2,000	1,809
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,354
Cigna Corp. 3.75% 7/15/23 (b)	18,695	18,919
Cigna Holding Co. 4% 2/15/22	4,600	4,688
CVS Health Corp.:
2.25% 8/12/19	3,750	3,739
2.8% 7/20/20	8,400	8,356
2.875% 6/1/26	7,500	6,977
3.7% 3/9/23	21,075	21,204
3.875% 7/20/25	4,660	4,650
4.1% 3/25/25	17,150	17,385
4.3% 3/25/28	23,900	23,916
4.875% 7/20/35	3,100	3,057
5.05% 3/25/48	27,400	27,151
5.125% 7/20/45	8,810	8,705
5.3% 12/5/43	4,391	4,441
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,792
3% 7/15/23	10,000	9,803
4.5% 2/25/26	11,660	11,935
4.8% 7/15/46	7,600	7,433
6.125% 11/15/41	3,000	3,380
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,025
Humana, Inc. 4.95% 10/1/44	2,500	2,575
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,011
McKesson Corp.:
3.796% 3/15/24	5,000	5,029
4.883% 3/15/44	5,000	4,766
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,015
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,461
4.063% 8/1/56	2,630	2,575
NYU Hospitals Center 4.784% 7/1/44	7,600	8,149
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,360
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,877
2.3% 12/15/19	8,625	8,599
2.7% 7/15/20	6,000	6,000
2.875% 12/15/21	2,575	2,576
3.375% 4/15/27	5,400	5,372
3.5% 6/15/23	8,900	9,049
3.75% 7/15/25	3,500	3,593
3.75% 10/15/47	9,560	8,960
3.85% 6/15/28	11,610	11,892
3.875% 12/15/28	14,990	15,387
4.2% 1/15/47	3,600	3,612
4.375% 3/15/42	11,800	12,172
4.75% 7/15/45	1,670	1,817
WellPoint, Inc.:
3.3% 1/15/23	2,000	2,004
4.625% 5/15/42	2,600	2,593
4.65% 1/15/43	2,000	1,998
		388,083
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	4,670	4,602
4.15% 2/1/24	4,379	4,521
5.3% 2/1/44	5,820	6,401
		15,524
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20	27,100	27,067
3.45% 3/15/22	18,025	17,946
3.8% 3/15/25	8,820	8,710
4.55% 3/15/35	6,650	6,204
4.75% 3/15/45	6,330	5,843
Allergan PLC 3.25% 10/1/22	3,000	2,959
AstraZeneca PLC:
4.375% 11/16/45	7,540	7,305
6.45% 9/15/37	3,250	3,955
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (b)	7,458	7,430
2.75% 7/15/21 (b)	6,357	6,222
2.85% 4/15/25(b)	3,825	3,458
3.95% 4/15/45 (b)	1,390	1,096
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,282
Eli Lilly & Co. 3.95% 5/15/47	5,500	5,415
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	7,218	9,166
Johnson & Johnson:
1.65% 3/1/21	3,770	3,691
2.45% 3/1/26	5,590	5,336
3.4% 1/15/38	9,330	8,896
3.5% 1/15/48	6,000	5,620
3.625% 3/3/37	4,000	3,921
4.5% 12/5/43	6,625	7,193
4.85% 5/15/41	4,260	4,820
Merck & Co., Inc.:
1.85% 2/10/20	9,000	8,932
2.4% 9/15/22	2,000	1,970
3.6% 9/15/42	2,000	1,883
3.7% 2/10/45	6,400	6,113
3.875% 1/15/21	1,000	1,020
Mylan NV:
3.15% 6/15/21	2,000	1,977
3.95% 6/15/26	2,830	2,639
5.2% 4/15/48	3,000	2,560
5.25% 6/15/46	3,300	2,837
Novartis Capital Corp.:
2.4% 5/17/22	11,600	11,458
2.4% 9/21/22	3,750	3,705
3% 11/20/25	10,470	10,410
3.1% 5/17/27	5,890	5,812
3.7% 9/21/42	2,825	2,717
4% 11/20/45	5,240	5,240
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,645
Perrigo Finance PLC:
4.375% 3/15/26	3,100	2,935
4.9% 12/15/44	2,268	1,822
Pfizer, Inc.:
3% 12/15/26	6,700	6,536
3.2% 9/15/23	12,720	12,899
4% 12/15/36	9,500	9,591
4.125% 12/15/46	3,290	3,348
4.2% 9/15/48	7,800	8,034
4.4% 5/15/44	4,190	4,402
7.2% 3/15/39	5,400	7,620
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,082
2.875% 9/23/23	9,450	9,117
3.2% 9/23/26	39,180	36,738
Zoetis, Inc.:
3.25% 2/1/23	5,000	4,968
3.95% 9/12/47	2,000	1,815
4.7% 2/1/43	1,300	1,338
		347,698

TOTAL HEALTH CARE		1,099,972

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	5,800	5,823
3.375% 5/15/23	9,500	9,624
3.75% 5/15/28	9,400	9,634
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,725
4.09% 9/15/52	9,558	9,239
Northrop Grumman Corp.:
3.25% 1/15/28	8,400	8,045
3.85% 4/15/45	1,875	1,697
4.03% 10/15/47	18,830	17,624
4.75% 6/1/43	4,000	4,191
Raytheon Co.:
3.125% 10/15/20	2,000	2,009
3.15% 12/15/24	8,900	8,901
4.875% 10/15/40	1,000	1,126
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,377
4.35% 4/15/47	6,600	6,225
The Boeing Co.:
2.125% 3/1/22	3,760	3,684
2.5% 3/1/25	4,600	4,446
2.8% 3/1/23	4,940	4,949
3.625% 3/1/48	4,000	3,774
3.65% 3/1/47	2,760	2,607
6% 3/15/19	1,000	1,001
6.875% 3/15/39	3,300	4,489
United Technologies Corp.:
2.3% 5/4/22	10,000	9,764
2.65% 11/1/26	4,800	4,453
3.1% 6/1/22	2,875	2,866
3.65% 8/16/23	19,480	19,754
3.75% 11/1/46	3,850	3,386
4.05% 5/4/47	2,330	2,141
4.125% 11/16/28	14,710	14,940
4.5% 4/15/20	4,000	4,067
4.5% 6/1/42	7,380	7,294
4.625% 11/16/48	7,000	7,065
5.7% 4/15/40	2,000	2,255
		203,175
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,287
3.2% 2/1/25	3,820	3,755
3.9% 2/1/35	5,900	5,447
4.4% 1/15/47	8,000	7,331
4.55% 4/1/46	1,500	1,399
4.95% 10/17/48	3,990	3,952
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,037
3.4% 11/15/46	2,650	2,309
3.75% 11/15/47	6,180	5,743
6.2% 1/15/38	2,500	3,110
		51,370
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,915	1,969
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,016	6,700
Continental Airlines, Inc. 4% 10/29/24	3,518	3,528
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	621	606
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	8,702	8,358
		21,161
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,139
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,027
3.2% 3/15/25	11,275	11,088
3.95% 5/15/28	10,500	10,748
5.5% 9/15/19	4,000	4,053
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,135
2.9% 9/15/22	6,675	6,624
		50,814
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	5,725	5,650
4% 11/2/32	1,900	1,892
4.15% 11/2/42	1,900	1,840
Fortive Corp. 2.35% 6/15/21	6,600	6,482
General Electric Capital Corp. 6.15% 8/7/37	544	584
		16,448
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,903
2.875% 10/15/27	4,000	3,866
3.125% 9/19/46	2,760	2,375
Covidien International Finance SA 3.2% 6/15/22	2,150	2,164
Danaher Corp. 4.375% 9/15/45	2,370	2,319
General Electric Co.:
3.375% 3/11/24	5,500	5,390
4.5% 3/11/44	30,370	27,186
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,843
3.812% 11/21/47	1,400	1,368
Roper Technologies, Inc.:
2.8% 12/15/21	6,610	6,518
3.8% 12/15/26	8,500	8,388
		70,320
Machinery - 0.3%
Caterpillar Financial Services Corp.:
2.4% 6/6/22	10,000	9,847
3.45% 5/15/23	14,000	14,188
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,910
3.803% 8/15/42	2,500	2,397
5.3% 9/15/35	7,000	7,785
Deere & Co. 5.375% 10/16/29	1,000	1,160
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,051
4.65% 11/1/44	6,000	6,009
John Deere Capital Corp.:
1.95% 3/4/19	9,600	9,600
2.05% 3/10/20	7,675	7,617
2.25% 4/17/19	10,250	10,245
2.55% 1/8/21	10,401	10,361
2.65% 6/24/24	10,460	10,191
2.65% 6/10/26	5,000	4,793
2.7% 1/6/23	10,000	9,920
2.8% 1/27/23	5,000	4,956
2.8% 3/6/23	3,250	3,239
2.8% 9/8/27	7,000	6,685
Parker Hannifin Corp.:
3.25% 3/1/27	5,650	5,468
4.1% 3/1/47	5,660	5,532
		140,954
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	7,000	6,525
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,054
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,797
3.05% 3/15/22	10,000	10,017
3.25% 6/15/27	7,500	7,450
3.9% 8/1/46	4,640	4,497
4.05% 6/15/48	6,000	5,916
4.125% 6/15/47	2,850	2,830
4.15% 4/1/45	1,700	1,702
4.375% 9/1/42	4,500	4,637
4.55% 9/1/44	3,000	3,148
4.9% 4/1/44	4,000	4,407
Canadian National Railway Co.:
2.85% 12/15/21	5,000	4,978
3.2% 8/2/46	3,300	2,903
CSX Corp.:
3.25% 6/1/27	5,000	4,804
3.4% 8/1/24	4,625	4,644
3.8% 11/1/46	5,720	5,143
3.95% 5/1/50	3,575	3,237
4.1% 3/15/44	6,775	6,412
4.5% 3/15/49	9,700	9,593
4.75% 11/15/48	5,790	5,999
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,450
3.25% 12/1/21	5,000	5,005
3.65% 8/1/25	12,000	12,142
3.95% 10/1/42	1,900	1,781
4.65% 1/15/46	3,260	3,352
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,346
3% 4/15/27	5,000	4,772
3.35% 8/15/46	4,720	3,917
3.6% 9/15/37	3,300	2,998
3.7% 3/1/29	9,180	9,150
3.799% 10/1/51	2,800	2,484
4.5% 9/10/48	9,400	9,439
		169,004
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,070
2.75% 1/15/23	10,000	9,571
3.375% 6/1/21	14,024	13,925
3.75% 2/1/22	3,820	3,826
4.25% 2/1/24	7,970	8,015
		44,407

TOTAL INDUSTRIALS		774,178

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,871
2.2% 9/20/23	7,510	7,316
2.5% 9/20/26	5,000	4,751
3.5% 6/15/25	4,270	4,353
4.45% 1/15/20	2,000	2,030
5.9% 2/15/39	12,416	15,861
		44,182
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	4,906
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)	17,160	17,468
6.02% 6/15/26 (b)	16,140	17,116
8.35% 7/15/46 (b)	5,890	6,893
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,989
3.45% 8/1/24	3,650	3,619
7.125% 10/1/37	2,475	3,170
		58,161
IT Services - 0.2%
IBM Corp.:
2.5% 1/27/22	7,800	7,696
3.625% 2/12/24	10,000	10,197
4.7% 2/19/46	4,950	5,209
IBM Credit LLC 2.2% 9/8/22	9,000	8,725
MasterCard, Inc. 3.8% 11/21/46	3,800	3,753
Visa, Inc.:
2.2% 12/14/20	5,700	5,648
2.75% 9/15/27	11,920	11,493
3.15% 12/14/25	9,010	9,026
4.3% 12/14/45	6,640	6,968
		68,715
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	12,920	12,951
Intel Corp.:
2.35% 5/11/22	17,000	16,788
3.3% 10/1/21	15,000	15,207
3.734% 12/8/47	3,267	3,137
4.1% 5/19/46	7,000	7,011
4.1% 5/11/47	2,400	2,417
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,287
4.3% 5/20/47	10,100	9,081
Texas Instruments, Inc.:
1.75% 5/1/20	3,800	3,757
4.15% 5/15/48	4,000	4,091
		81,727
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,634
2.4% 2/6/22	28,000	27,794
2.7% 2/12/25	17,175	16,893
3.45% 8/8/36	6,100	5,921
3.625% 12/15/23	26,150	27,111
3.7% 8/8/46	16,730	16,284
3.95% 8/8/56	5,000	4,908
4.1% 2/6/37	17,740	18,590
4.2% 6/1/19	2,000	2,007
4.25% 2/6/47	6,980	7,434
4.45% 11/3/45	12,570	13,688
5.3% 2/8/41	1,500	1,800
Oracle Corp.:
1.9% 9/15/21	8,400	8,206
2.25% 10/8/19	4,725	4,709
2.5% 5/15/22	9,600	9,475
2.625% 2/15/23	10,000	9,853
2.65% 7/15/26	9,000	8,546
2.95% 5/15/25	5,000	4,909
3.25% 11/15/27	17,100	16,885
3.4% 7/8/24	4,725	4,782
3.85% 7/15/36	10,130	9,815
4% 7/15/46	9,800	9,391
4% 11/15/47	5,000	4,794
4.125% 5/15/45	3,000	2,931
4.3% 7/8/34	3,875	4,021
5.375% 7/15/40	12,500	14,343
		274,724
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,470
2.1% 9/12/22	8,500	8,303
2.15% 2/9/22	5,000	4,917
2.25% 2/23/21	15,000	14,870
2.3% 5/11/22	8,000	7,876
2.4% 1/13/23	30,000	29,484
2.45% 8/4/26	20,600	19,543
2.7% 5/13/22	6,650	6,626
2.9% 9/12/27	14,050	13,559
3% 11/13/27	10,000	9,725
3.2% 5/13/25	10,490	10,522
3.2% 5/11/27	5,570	5,501
3.75% 11/13/47	6,975	6,597
3.85% 5/4/43	13,000	12,585
4.25% 2/9/47	2,500	2,557
4.375% 5/13/45	4,690	4,872
4.5% 2/23/36	9,260	9,966
4.65% 2/23/46	5,650	6,082
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,130	7,168
4.9% 10/15/25 (a)	9,750	10,154
6.2% 10/15/35 (a)	3,890	4,005
6.35% 10/15/45 (a)	1,880	1,904
HP, Inc.:
4.3% 6/1/21	2,780	2,842
6% 9/15/41	1,500	1,530
Xerox Corp.:
2.75% 3/15/19	5,000	4,999
4.5% 5/15/21	4,000	4,048
5.625% 12/15/19	1,000	1,013
		217,718

TOTAL INFORMATION TECHNOLOGY		745,227

MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,008
DowDuPont, Inc.:
4.205% 11/15/23	14,200	14,653
4.725% 11/15/28	17,145	17,895
Eastman Chemical Co. 4.65% 10/15/44	3,000	2,793
Ecolab, Inc.:
2.25% 1/12/20	3,775	3,757
2.7% 11/1/26	6,600	6,291
3.95% 12/1/47	3,329	3,254
5.5% 12/8/41	408	470
LYB International Finance BV:
4% 7/15/23	5,625	5,669
4.875% 3/15/44	5,850	5,484
LYB International Finance II BV 3.5% 3/2/27	24,470	22,871
LyondellBasell Industries NV 4.625% 2/26/55	3,740	3,218
Nutrien Ltd.:
4% 12/15/26	11,400	11,101
4.875% 3/30/20	1,500	1,522
5.25% 1/15/45	3,500	3,483
5.625% 12/1/40	1,800	1,877
Praxair, Inc.:
2.2% 8/15/22	2,000	1,946
2.45% 2/15/22	4,650	4,579
3.2% 1/30/26	6,340	6,304
3.55% 11/7/42	2,000	1,846
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,656
3.45% 6/1/27	10,730	10,222
4.5% 6/1/47	8,530	7,966
The Dow Chemical Co.:
3% 11/15/22	4,900	4,859
4.125% 11/15/21	7,700	7,864
4.375% 11/15/42	4,875	4,394
4.8% 11/30/28 (b)	8,550	8,870
9.4% 5/15/39	3,000	4,389
The Mosaic Co.:
4.05% 11/15/27	5,760	5,629
4.25% 11/15/23	10,888	11,186
5.625% 11/15/43	3,750	3,823
Westlake Chemical Corp. 5% 8/15/46	2,000	1,862
		195,741
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,042
International Paper Co.:
3.65% 6/15/24	4,725	4,789
3.8% 1/15/26	2,880	2,871
4.4% 8/15/47	3,800	3,400
4.75% 2/15/22	5,286	5,499
5.15% 5/15/46	1,810	1,782
		21,383
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,703
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	5,759	5,741
5% 9/30/43	3,000	3,417
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,012
Nucor Corp.:
4% 8/1/23	3,000	3,090
5.2% 8/1/43	4,000	4,344
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	21,300	21,911
7.125% 7/15/28	2,000	2,540
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,652
5.25% 11/8/42	5,775	5,719
Vale Overseas Ltd.:
4.375% 1/11/22	4,487	4,491
5.875% 6/10/21	8,220	8,487
Vale SA 5.625% 9/11/42	6,600	6,458
		75,565

TOTAL MATERIALS		292,689

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,772
3.9% 6/15/23	5,650	5,719
American Tower Corp. 3.55% 7/15/27	8,550	8,200
Boston Properties, Inc.:
2.75% 10/1/26	7,000	6,477
3.125% 9/1/23	1,900	1,875
4.125% 5/15/21	2,100	2,140
DDR Corp. 4.625% 7/15/22	596	610
Duke Realty LP:
3.625% 4/15/23	2,750	2,765
3.75% 12/1/24	5,750	5,772
ERP Operating LP:
2.375% 7/1/19	5,750	5,741
3% 4/15/23	1,875	1,861
3.25% 8/1/27	12,984	12,656
4.625% 12/15/21	5,700	5,920
Federal Realty Investment Trust 3% 8/1/22	4,750	4,690
HCP, Inc.:
3.4% 2/1/25	8,000	7,773
3.875% 8/15/24	7,575	7,600
Health Care REIT, Inc. 3.75% 3/15/23	8,660	8,760
Kimco Realty Corp.:
3.8% 4/1/27	4,000	3,926
4.125% 12/1/46	10,000	8,868
4.45% 9/1/47	5,180	4,878
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,047
4.5% 1/15/25	8,010	7,971
4.5% 4/1/27	9,500	9,317
Simon Property Group LP:
2.625% 6/15/22	7,930	7,813
3.375% 12/1/27	14,000	13,695
4.125% 12/1/21	3,200	3,283
Ventas Realty LP:
3.125% 6/15/23	6,315	6,223
3.25% 10/15/26	3,500	3,324
3.5% 2/1/25	4,000	3,942
3.85% 4/1/27	9,500	9,306
4% 3/1/28	9,000	8,873
4.125% 1/15/26	1,450	1,456
4.375% 2/1/45	3,000	2,779
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,751
Welltower, Inc. 4.95% 9/1/48	10,000	10,159
		209,942
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,817
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,869
Digital Realty Trust LP 3.7% 8/15/27	8,000	7,727
Liberty Property LP:
3.25% 10/1/26	4,660	4,419
3.375% 6/15/23	2,775	2,745
3.75% 4/1/25	4,750	4,725
4.4% 2/15/24	7,425	7,675
4.75% 10/1/20	1,000	1,020
Mack-Cali Realty LP:
3.15% 5/15/23	4,700	3,990
4.5% 4/18/22	4,210	3,996
Tanger Properties LP:
3.75% 12/1/24	6,500	6,334
3.875% 7/15/27	6,200	5,841
		58,158

TOTAL REAL ESTATE		268,100

UTILITIES - 1.7%
Electric Utilities - 1.1%
Alabama Power Co.:
3.7% 12/1/47	5,890	5,412
3.75% 3/1/45	1,000	924
4.15% 8/15/44	4,650	4,575
4.3% 7/15/48	5,880	5,934
5.2% 6/1/41	3,850	4,213
AmerenUE 3.9% 9/15/42	3,700	3,631
American Electric Power Co., Inc.:
2.95% 12/15/22	4,000	3,953
4.3% 12/1/28	17,490	18,020
Appalachian Power Co. 4.45% 6/1/45	6,000	5,954
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,861
3.5% 8/15/46	2,500	2,220
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,335
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,750
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,395
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,840
3.4% 9/1/21	1,000	1,008
3.65% 6/15/46	2,860	2,637
3.7% 3/1/45	3,100	2,888
3.75% 8/15/47	6,150	5,752
4% 3/1/48	6,830	6,693
Detroit Edison Co. 2.65% 6/15/22	8,000	7,853
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,809
3.75% 6/1/45	2,000	1,887
4% 9/30/42	3,750	3,689
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,968
2.65% 9/1/26	13,350	12,438
3.75% 4/15/24	6,000	6,095
3.75% 9/1/46	9,130	8,181
3.95% 10/15/23	2,443	2,501
4.8% 12/15/45	2,790	2,883
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,794
4.375% 3/30/44	2,000	2,064
Edison International 2.95% 3/15/23	8,190	7,597
Entergy Corp.:
2.95% 9/1/26	4,700	4,403
4% 7/15/22	6,640	6,730
Entergy, Inc. 4% 3/30/29	7,893	7,915
Eversource Energy:
2.9% 10/1/24	8,550	8,306
3.35% 3/15/26	6,610	6,360
Exelon Corp.:
3.95% 6/15/25	7,830	7,895
5.1% 6/15/45	1,100	1,167
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,415
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,106
3.25% 6/1/24	4,725	4,800
4.05% 10/1/44	5,419	5,456
4.125% 6/1/48	12,300	12,564
Florida Power Corp. 3.4% 10/1/46	2,500	2,213
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,763
Northern States Power Co.:
3.4% 8/15/42	2,000	1,829
4.125% 5/15/44	4,500	4,523
NSTAR Electric Co. 3.2% 5/15/27	7,650	7,481
PacifiCorp:
3.6% 4/1/24	4,000	4,083
6% 1/15/39	6,193	7,537
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,778
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,523
3.4% 6/1/23	2,675	2,654
4.2% 6/15/22	2,000	2,037
4.7% 6/1/43	1,800	1,787
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,512
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,724
6% 12/1/39	5,200	6,158
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	10,693
3.8% 6/15/47	4,630	4,391
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,651
4% 6/1/44	5,000	4,746
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,561
Southern California Edison Co. 4% 4/1/47	10,000	9,032
Southern Co.:
2.35% 7/1/21	6,600	6,502
3.25% 7/1/26	11,000	10,487
4.4% 7/1/46	7,320	7,021
Tampa Electric Co.:
4.45% 6/15/49	11,715	11,652
6.15% 5/15/37	6,260	7,235
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,923
3.45% 2/15/24	2,750	2,780
3.8% 4/1/28	14,910	15,091
3.8% 9/15/47	8,210	7,658
4.2% 5/15/45	2,400	2,361
4.45% 2/15/44	2,750	2,797
4.6% 12/1/48	7,080	7,424
5% 6/30/19	5,000	5,034
6% 5/15/37	2,000	2,398
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,643
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,007
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,665
3.35% 12/1/26	3,000	2,938
		468,163
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	13,520	12,047
Southern California Gas Co. 2.6% 6/15/26	13,230	12,321
		24,368
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,500
4.75% 6/15/46	5,210	5,111
		13,611
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	10,000	9,697
3.8% 7/15/48	10,000	9,123
4.5% 2/1/45	6,650	6,798
5.15% 11/15/43	1,650	1,823
CenterPoint Energy, Inc. 2.5% 9/1/22	14,859	14,336
CMS Energy Corp. 4.875% 3/1/44	5,000	5,279
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,860	2,663
4.45% 6/15/20	2,000	2,038
4.45% 3/15/44	8,000	8,114
4.5% 5/15/58	9,480	9,376
4.65% 12/1/48	10,470	11,013
5.5% 12/1/39	2,500	2,831
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,397
Consumers Energy Co. 2.85% 5/15/22	6,650	6,626
Delmarva Power & Light 4% 6/1/42	4,000	3,814
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (a)(c)	1,000	920
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (a)(c)	1,000	950
3.9% 10/1/25	12,900	12,941
4.9% 8/1/41	2,000	2,045
DTE Energy Co.:
2.85% 10/1/26	6,000	5,564
3.8% 3/15/27	13,510	13,307
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	3,746
NiSource Finance Corp.:
3.49% 5/15/27	7,650	7,411
4.375% 5/15/47	4,780	4,619
4.8% 2/15/44	5,500	5,556
6.25% 12/15/40	2,453	2,870
Puget Energy, Inc. 3.65% 5/15/25	8,070	7,892
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	986
Sempra Energy:
2.4% 3/15/20	12,406	12,316
2.875% 10/1/22	3,000	2,912
2.9% 2/1/23	2,970	2,873
3.25% 6/15/27	6,100	5,690
4% 2/1/48	4,000	3,486
4.05% 12/1/23	5,000	5,011
6% 10/15/39	1,000	1,126
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (a)(c)	4,228	3,719
		204,868

TOTAL UTILITIES		711,010

TOTAL NONCONVERTIBLE BONDS
(Cost $10,570,601)		10,472,495

U.S. Government and Government Agency Obligations - 43.3%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.25% 8/17/21	$30,311	$29,396
1.5% 11/30/20	18,106	17,776
1.875% 4/5/22	32,247	31,606
1.875% 9/24/26	13,350	12,458
2% 10/5/22	36,870	36,170
2.125% 4/24/26	4,000	3,816
2.375% 1/19/23	29,930	29,723
2.625% 9/6/24	4,000	3,997
2.875% 9/12/23	7,700	7,790
Federal Home Loan Bank:
1.125% 7/14/21	13,270	12,850
1.375% 2/18/21	20,300	19,854
1.875% 11/29/21	19,170	18,833
2% 9/9/22	38,000	37,224
2.5% 2/13/24	4,980	4,949
2.625% 10/1/20	17,400	17,412
3% 10/12/21	9,750	9,857
3.25% 11/16/28	16,710	17,049
5.5% 7/15/36	1,500	1,916
Freddie Mac:
1.375% 5/1/20	14,000	13,810
2.375% 1/13/22	13,000	12,944
2.75% 6/19/23	24,215	24,375
6.25% 7/15/32	7,700	10,242
6.75% 3/15/31	26,000	35,160
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,656
5.375% 4/1/56	5,395	7,240

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		441,103

U.S. Treasury Obligations - 42.3%
U.S. Treasury Bonds:
2.25% 8/15/46	48,910	41,289
2.5% 2/15/45	106,010	94,891
2.5% 2/15/46	164,628	146,802
2.5% 5/15/46	78,650	70,081
2.75% 8/15/47	130,870	122,430
2.75% 11/15/47	18,907	17,674
2.875% 5/15/43	43,241	41,743
2.875% 8/15/45	108,014	103,955
2.875% 11/15/46	122,930	118,162
3% 11/15/44	49,903	49,178
3% 5/15/45 (d)	43,090	42,479
3% 11/15/45	86,290	85,043
3% 2/15/47	131,949	130,037
3% 5/15/47	97,530	95,991
3% 2/15/48	56,690	55,702
3% 8/15/48	83,753	82,310
3.125% 2/15/42	58,757	59,505
3.125% 2/15/43	22,385	22,595
3.125% 8/15/44	109,114	109,941
3.375% 5/15/44	167,544	176,209
3.375% 11/15/48	54,501	57,618
3.625% 8/15/43	62,996	68,976
3.625% 2/15/44	93,325	102,242
3.75% 11/15/43	58,057	64,851
3.875% 8/15/40	30,080	34,240
4.25% 5/15/39	8,037	9,632
4.25% 11/15/40	811	971
4.375% 2/15/38	26,380	32,123
4.375% 11/15/39	100	122
4.375% 5/15/40	8,000	9,742
4.375% 5/15/41	20,967	25,569
4.5% 2/15/36	105,390	128,987
4.5% 5/15/38	53,140	65,761
4.5% 8/15/39	39,000	48,267
4.625% 2/15/40	21,500	27,038
4.75% 2/15/37	68,560	86,833
4.75% 2/15/41	54,830	70,185
5% 5/15/37	395,620	516,130
5.375% 2/15/31	53,470	67,619
6.25% 5/15/30	86,360	115,314
U.S. Treasury Notes:
1% 10/15/19	4,990	4,942
1.125% 2/28/21	39,910	38,817
1.125% 6/30/21	71,040	68,842
1.125% 7/31/21	270	261
1.125% 8/31/21	68,410	66,117
1.125% 9/30/21	62,332	60,209
1.25% 1/31/20	825	815
1.25% 2/29/20	51,317	50,660
1.25% 3/31/21	210,183	204,846
1.25% 10/31/21	44,670	43,225
1.25% 7/31/23	74,300	70,359
1.375% 12/15/19	103,400	102,455
1.375% 1/15/20	19,064	18,873
1.375% 1/31/20	20,920	20,699
1.375% 2/15/20	46	45
1.375% 2/29/20	49,140	48,568
1.375% 3/31/20	6,630	6,547
1.375% 4/30/20	11,330	11,178
1.375% 8/31/20	78,960	77,597
1.375% 9/15/20	222,260	218,310
1.375% 9/30/20	25,600	25,128
1.375% 10/31/20	5,720	5,610
1.375% 1/31/21	20,530	20,081
1.375% 4/30/21	85,980	83,908
1.375% 5/31/21	64,380	62,773
1.375% 6/30/23	65,070	62,015
1.375% 8/31/23	7,934	7,548
1.375% 9/30/23	79,110	75,182
1.5% 10/31/19	12,859	12,770
1.5% 11/30/19	51,090	50,689
1.5% 4/15/20	163,720	161,840
1.5% 5/15/20	184,420	182,115
1.5% 5/31/20	39,630	39,116
1.5% 6/15/20	160,530	158,373
1.5% 7/15/20	245,573	242,052
1.5% 8/15/20	15,000	14,773
1.5% 1/31/22	4,370	4,248
1.5% 2/28/23	15,050	14,469
1.5% 3/31/23	90,980	87,394
1.5% 8/15/26 (d)	264,689	244,258
1.625% 12/31/19	8,990	8,922
1.625% 3/15/20	28,593	28,320
1.625% 6/30/20	50,460	49,835
1.625% 7/31/20	47,580	46,959
1.625% 10/15/20	199,250	196,285
1.625% 11/30/20	94,780	93,277
1.625% 8/31/22	94,180	91,395
1.625% 4/30/23	47,390	45,718
1.625% 5/31/23	52,030	50,154
1.625% 10/31/23	94,170	90,451
1.625% 2/15/26	50,280	47,077
1.625% 5/15/26	5,610	5,240
1.75% 11/30/19	18,247	18,137
1.75% 10/31/20	9,960	9,828
1.75% 11/15/20	221,930	218,965
1.75% 12/31/20	71,130	70,113
1.75% 11/30/21	84,370	82,683
1.75% 3/31/22	117,000	114,418
1.75% 5/31/22	79,360	77,497
1.75% 6/30/22	27,300	26,651
1.75% 9/30/22	28,790	28,041
1.75% 1/31/23	25,640	24,906
1.875% 6/30/20	24,290	24,073
1.875% 12/15/20	85,025	84,022
1.875% 11/30/21	81,260	79,917
1.875% 1/31/22	54,860	53,887
1.875% 2/28/22	131,780	129,391
1.875% 3/31/22	132,820	130,407
1.875% 4/30/22	121,810	119,502
1.875% 5/31/22	16,035	15,721
1.875% 7/31/22	139,950	137,064
1.875% 8/31/22	69,670	68,192
1.875% 9/30/22	79,000	77,290
1.875% 10/31/22	27,400	26,788
2% 11/30/20	31,910	31,608
2% 1/15/21	307,950	304,871
2% 2/28/21	26,380	26,103
2% 5/31/21	40,290	39,835
2% 8/31/21	108,300	106,950
2% 10/31/21	29,700	29,313
2% 12/31/21	3,415	3,369
2% 7/31/22	48,060	47,260
2% 10/31/22	178,361	175,149
2% 11/30/22	148,010	145,275
2% 4/30/24	58,490	56,950
2% 5/31/24	98,730	96,080
2% 6/30/24	97,830	95,124
2% 2/15/25	3,635	3,516
2% 8/15/25	36,140	34,834
2% 11/15/26	153,170	146,212
2.125% 8/31/20	49,753	49,428
2.125% 1/31/21	3,060	3,036
2.125% 6/30/21	7,260	7,196
2.125% 8/15/21	90,750	89,910
2.125% 9/30/21	43,640	43,219
2.125% 12/31/21	15,950	15,786
2.125% 6/30/22	40,770	40,279
2.125% 12/31/22	138,550	136,569
2.125% 11/30/23	116,310	114,206
2.125% 2/29/24	52,620	51,600
2.125% 3/31/24	114,480	112,208
2.125% 7/31/24	12,484	12,209
2.125% 9/30/24	89,850	87,779
2.125% 11/30/24	55,140	53,811
2.125% 5/15/25	58,355	56,762
2.25% 3/31/20	24,186	24,109
2.25% 4/30/21	42,310	42,065
2.25% 7/31/21	31,690	31,498
2.25% 12/31/23	2,930	2,893
2.25% 1/31/24	76,020	75,013
2.25% 10/31/24	133,930	131,675
2.25% 11/15/24	85,930	84,436
2.25% 12/31/24	78,370	76,968
2.25% 11/15/25	106,250	103,826
2.25% 2/15/27	130,890	127,030
2.25% 8/15/27	568,841	550,243
2.25% 11/15/27	234,777	226,670
2.375% 4/30/20	80,630	80,460
2.375% 3/15/21	248,725	247,938
2.375% 4/15/21	284,987	284,096
2.375% 1/31/23	42,210	41,984
2.375% 8/15/24	78,790	78,027
2.375% 5/15/27	89,320	87,401
2.5% 5/31/20	67,860	67,807
2.5% 6/30/20	240,250	240,053
2.5% 1/31/21	78,701	78,655
2.5% 1/15/22	114,747	114,729
2.5% 3/31/23	126,135	126,036
2.5% 8/15/23	97,170	97,075
2.5% 1/31/24 (e)	254,808	254,529
2.5% 5/15/24	95,500	95,261
2.5% 1/31/25	149,531	148,836
2.625% 8/15/20	141,000	141,110
2.625% 11/15/20	94,180	94,279
2.625% 5/15/21	500,078	501,113
2.625% 6/15/21	85,465	85,675
2.625% 7/15/21	217,805	218,350
2.625% 12/15/21	200,680	201,354
2.625% 6/30/23	325,490	326,825
2.625% 12/31/23	56,537	56,771
2.625% 3/31/25	16,040	16,068
2.625% 12/31/25	84,800	84,850
2.75% 11/30/20	153,971	154,476
2.75% 4/30/23	125,800	126,911
2.75% 5/31/23	431,438	435,348
2.75% 11/15/23	71,821	72,520
2.75% 2/15/24	135,610	136,961
2.75% 2/28/25	21,060	21,249
2.75% 6/30/25	20,660	20,835
2.75% 2/15/28	129,213	129,698
2.875% 10/31/20	195,533	196,526
2.875% 9/30/23	273,724	277,776
2.875% 10/31/23	162,038	164,469
2.875% 11/30/23	74,555	75,729
2.875% 4/30/25	67,553	68,616
2.875% 5/31/25	120,750	122,641
2.875% 5/15/28	129,937	131,683
2.875% 8/15/28	102,666	103,997
3% 10/31/25	166,462	170,344
3.125% 5/15/21	50,876	51,524
3.125% 11/15/28	11,521	11,914
3.375% 11/15/19	27,740	27,894
3.5% 5/15/20	81,800	82,698
3.625% 2/15/20	59,600	60,182
3.625% 2/15/21	39,800	40,624

TOTAL U.S. TREASURY OBLIGATIONS		18,383,840

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,933,194)		18,824,943

U.S. Government Agency - Mortgage Securities - 28.4%
Fannie Mae - 12.8%
12 month U.S. LIBOR + 1.530% 4.281% 11/1/34 (a)(c)	4,752	4,929
12 month U.S. LIBOR + 1.645% 3.856% 4/1/41 (a)(c)	1,813	1,900
12 month U.S. LIBOR + 1.880% 4.551% 11/1/34 (a)(c)	408	427
2.5% 3/1/22 to 1/1/48	446,609	435,518
2.5% 3/1/34 (f)	14,400	14,118
2.5% 3/1/49(f)	8,300	7,865
3% 4/1/24 to 3/1/49	1,314,088	1,294,795
3% 3/1/34 (f)	16,000	15,968
3% 3/1/49 (f)	43,800	42,787
3.5% 6/1/21 to 2/1/49	1,401,477	1,410,084
3.5% 3/1/34 (f)	10,400	10,565
3.5% 3/1/49 (f)	61,800	61,812
4% 4/1/24 to 11/1/48	1,182,907	1,212,651
4% 3/1/34 (f)	15,900	16,308
4% 3/1/34 (f)	4,000	4,103
4% 11/1/41	21	22
4% 3/1/49 (f)	93,500	95,307
4% 3/1/49 (f)	29,000	29,560
4.5% 3/1/19 to 1/1/49	443,772	462,061
4.5% 3/1/49 (f)	50,200	51,942
5% 12/1/20 to 9/1/48	133,264	141,292
5% 3/1/49 (f)	44,800	46,975
5% 3/1/49 (f)(g)	22,950	24,064
5% 3/1/49 (f)	16,200	16,986
5.5% 7/1/23 to 6/1/48	90,640	98,177
5.5% 3/1/49 (f)	3,200	3,393
5.5% 3/1/49 (f)	4,400	4,666
6% 2/1/23 to 7/1/41	30,405	33,686
6.5% 3/1/22 to 6/1/40	11,539	12,966

TOTAL FANNIE MAE		5,554,927

Freddie Mac - 7.5%
12 month U.S. LIBOR + 1.953% 4.666% 9/1/37 (a)(c)	528	557
U.S. TREASURY 1 YEAR INDEX + 1.723% 3.729% 3/1/36 (a)(c)	3,214	3,328
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.701% 12/1/35 (a)(c)	2,159	2,248
U.S. TREASURY 1 YEAR INDEX + 2.250% 4.285% 3/1/35 (a)(c)	933	983
2.5% 1/1/22 to 4/1/33	206,177	202,594
3% 3/1/27 to 1/1/48	861,695	849,161
3% 8/1/47	802	785
3.5% 12/1/20 to 8/1/48	953,765	959,124
3.5% 8/1/47	2,049	2,054
3.5% 9/1/47	483	485
3.5% 9/1/47	28,873	29,027
3.5% 3/1/49 (f)	27,000	27,021
3.5% 3/1/49 (f)	23,300	23,318
3.5% 3/1/49 (f)	23,300	23,318
3.5% 3/1/49 (f)	34,300	34,327
4% 4/1/25 to 12/1/48	688,694	705,354
4% 3/1/49 (f)	29,000	29,577
4.5% 6/1/25 to 2/1/49	275,024	286,174
5% 4/1/23 to 2/1/49	54,861	58,236
5.5% 5/1/23 to 6/1/41	30,402	32,897
6% 4/1/32 to 8/1/37	915	1,010
6.5% 8/1/36 to 12/1/37	219	246

TOTAL FREDDIE MAC		3,271,824

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	81	79
2.5% 2/1/32	200	196

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		275

Ginnie Mae - 8.1%
3.5% 10/15/40 to 12/20/48	1,241,159	1,255,823
4% 1/15/25 to 12/20/48	733,543	755,332
5% 1/20/39 to 7/20/48	140,984	148,520
2.5% 10/20/42 to 3/20/47	23,790	22,784
2.5% 3/1/49 (f)	700	669
3% 4/15/42 to 11/20/48	803,777	795,516
3% 3/1/49 (f)	21,300	21,016
3.5% 3/1/49 (f)	34,600	34,899
4% 3/1/49 (f)	32,300	33,147
4.5% 3/20/33 to 8/20/48	257,520	268,819
4.5% 3/1/49 (f)	116,300	120,331
4.5% 3/1/49 (f)	34,500	35,696
5% 3/1/49 (f)	17,300	18,019
5.5% 10/20/32 to 10/20/48	25,845	27,798
5.5% 3/1/49 (f)	800	840
6% 5/20/34 to 12/15/40	8,490	9,450
6.5% 8/20/36 to 1/15/39	1,634	1,855

TOTAL GINNIE MAE		3,550,514

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,550,905)		12,377,540

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$4,600	$4,550
Capital One Multi-Asset Execution Trust Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,392
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	9,550	9,614
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/15/21	6,875	6,842
Series 2012-A7 Class A7, 2.16% 9/15/24	9,325	9,116
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,704
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,840
Series 2018-A6 Class A6, 3.21% 12/7/24	9,500	9,629
2.19% 11/20/23	5,680	5,591
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,702
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,761
Series 2018-A1 Class A1, 3.03% 8/15/25	19,200	19,267
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	4,869	4,836
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,428
Series 2018-2 Class A, 3.17% 3/15/25	19,050	19,119
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	4,352	4,323
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,143
TOTAL ASSET-BACKED SECURITIES
(Cost $142,801)		142,857

Commercial Mortgage Securities - 2.0%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	24,044	24,301
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	23,450	24,232
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	30,128	30,752
Series 2015-GC29 Class A4, 3.192% 4/10/48	11,378	11,326
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	5,990
Series 2016-C1 Class A4, 3.209% 5/10/49	18,560	18,364
Series 2016-P4:
Class A4, 2.902% 7/10/49	21,500	20,822
Class AAB, 2.779% 7/10/49	12,350	12,142
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	36,055	37,339
Series 2013-CR7 Class A4, 3.213% 3/10/46	17,845	17,896
Series 2014-LC15 Class A4, 4.006% 4/10/47	10,710	11,121
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	18,781
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,432
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	12,797
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	3,928
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	18,359	18,531
Series K034 Class A2, 3.531% 7/25/23	9,000	9,230
Series K057 Class A2, 2.57% 7/25/26	15,956	15,422
Series K080 Class A2, 3.926% 7/25/28	16,590	17,474
Series 2017-K727 Class A2, 2.946% 7/25/24	26,760	26,825
Series K-1510 Class A2, 3.718% 1/25/31	14,850	15,209
Series K013 Class A2, 3.974% 1/25/21	11,575	11,786
Series K020 Class A2, 2.373% 5/25/22	10,400	10,276
Series K036 Class A2, 3.527% 10/25/23	8,975	9,218
Series K046 Class A2, 3.205% 3/25/25	33,300	33,672
Series K053 Class A2, 2.995% 12/25/25	7,111	7,085
Series K056 Class A2, 2.525% 5/25/26	20,750	20,012
Series K062 Class A1, 3.032% 9/25/26	20,770	20,879
Series K064 Class A2, 3.224% 3/25/27	17,250	17,322
Series K068 Class A2, 3.244% 8/25/27	23,807	23,883
Series K079 Class A2, 3.926% 6/25/28	7,780	8,206
Series K730 Class A2, 3.59% 1/25/25	38,680	39,884
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	10,276	10,166
Series 2014-GC26 Class A4, 3.364% 11/10/47	24,900	25,085
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	20,010	20,476
Series 2014-C21 Class A5, 3.7748% 8/15/47	33,750	34,721
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,888
Series 2014-C24 Class A5, 3.6385% 11/15/47	26,065	26,599
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,151
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,568
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	20,945	20,817
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46	9,265	9,555
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.167% 8/15/46 (a)	18,892	19,629
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,818
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,122
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,695
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	19,550	20,609
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	10,002
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,692
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $857,047)		851,730

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,417
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,449
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$24,750	$36,352
Series 2018, 3.5% 4/1/28	12,890	12,995
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,724
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	16,420	15,574
Series 2011, 5.877% 3/1/19	9,700	9,700
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,429
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,660
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,259
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,250
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,745
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,765
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,558
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	7,983
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,007
Series 2010 164, 5.647% 11/1/40	5,210	6,424
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,000
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,802
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,289
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,223
Series 2015 AP, 3.931% 5/15/45	3,740	3,696
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	4,750	4,587
TOTAL MUNICIPAL SECURITIES
(Cost $204,979)		220,888

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province:
1.9% 12/6/19	$9,500	$9,439
3.3% 3/15/28	3,900	3,944
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,262
Canadian Government 2% 11/15/22	4,730	4,631
Chilean Republic:
3.125% 1/21/26	1,000	989
3.24% 2/6/28	11,600	11,415
3.25% 9/14/21	9,000	9,057
3.86% 6/21/47	6,000	5,835
Colombian Republic:
2.625% 3/15/23	7,575	7,295
3.875% 4/25/27	22,600	22,273
4% 2/26/24	4,825	4,881
4.5% 1/28/26	1,000	1,028
4.5% 3/15/29	6,490	6,633
5% 6/15/45	12,040	12,058
5.625% 2/26/44	7,775	8,358
6.125% 1/18/41	4,750	5,368
Hungarian Republic 5.75% 11/22/23	18,900	20,696
Israeli State:
3.25% 1/17/28	14,390	14,271
4% 6/30/22	7,000	7,233
Italian Republic 6.875% 9/27/23	6,000	6,570
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,610
3% 6/30/25	2,400	2,411
Korean Republic 7.125% 4/16/19	6,650	6,682
Manitoba Province:
2.1% 9/6/22	1,900	1,847
2.125% 5/4/22	4,000	3,910
3.05% 5/14/24	1,500	1,507
Ontario Province:
2.25% 5/18/22	5,820	5,717
2.4% 2/8/22	5,210	5,151
2.5% 4/27/26	5,000	4,833
2.55% 2/12/21	9,850	9,802
4% 10/7/19	15,000	15,110
Panamanian Republic:
3.75% 3/16/25	3,800	3,855
3.875% 3/17/28	9,600	9,763
4% 9/22/24	4,800	4,939
4.3% 4/29/53	5,675	5,547
4.5% 4/16/50	6,800	6,807
5.2% 1/30/20	1,800	1,832
Peruvian Republic:
4.125% 8/25/27	2,800	2,969
5.625% 11/18/50	7,150	8,741
6.55% 3/14/37	3,075	4,001
Philippine Republic:
3% 2/1/28	19,000	18,318
3.95% 1/20/40	8,100	8,256
4.2% 1/21/24	4,765	4,997
6.375% 10/23/34	10,375	13,474
6.5% 1/20/20	6,144	6,336
Polish Government:
3.25% 4/6/26	6,600	6,587
4% 1/22/24	4,550	4,721
5% 3/23/22	14,500	15,334
Province of British Columbia 2.25% 6/2/26	3,770	3,604
Province of Quebec:
2.375% 1/31/22	3,800	3,761
2.75% 8/25/21	20,000	19,979
2.75% 4/12/27	4,750	4,638
2.875% 10/16/24	2,075	2,069
Quebec Province 2.5% 4/20/26	5,660	5,471
Ukraine Government 1.471% 9/29/21	10,300	10,010
United Mexican States:
3.5% 1/21/21	7,400	7,426
3.625% 3/15/22	3,000	3,015
3.75% 1/11/28	9,000	8,618
4% 10/2/23	18,750	18,945
4.125% 1/21/26	3,200	3,193
4.35% 1/15/47	14,410	12,933
4.6% 1/23/46	5,800	5,371
4.6% 2/10/48	17,550	16,313
4.75% 3/8/44	9,700	9,196
5.55% 1/21/45	3,916	4,135
6.05% 1/11/40	4,800	5,297
Uruguay Republic:
4.125% 11/20/45	4,750	4,418
4.375% 10/27/27	12,250	12,611
4.5% 8/14/24	3,625	3,757
4.975% 4/20/55	5,890	5,922
5.1% 6/18/50	5,755	5,910
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $555,657)		553,885

Supranational Obligations - 1.2%
African Development Bank:
1.25% 7/26/21	9,390	9,090
2.375% 9/23/21	2,900	2,883
Asian Development Bank:
1.5% 1/22/20	4,750	4,703
1.75% 9/13/22	14,272	13,859
1.875% 4/12/19	12,000	11,990
1.875% 2/18/22	2,000	1,958
2% 4/24/26	6,300	5,976
2.125% 11/24/21	4,825	4,764
2.25% 1/20/21	2,948	2,928
2.5% 11/2/27	6,700	6,519
2.625% 1/12/27	6,500	6,406
2.75% 3/17/23	9,580	9,626
2.75% 1/19/28	4,900	4,851
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,696
European Bank for Reconstruction and Development:
1.125% 8/24/20	4,690	4,588
1.75% 6/14/19	4,700	4,689
1.75% 11/26/19	2,875	2,856
2.125% 3/7/22	4,690	4,619
European Investment Bank:
1.375% 6/15/20	2,725	2,681
1.375% 9/15/21	17,570	17,044
1.625% 6/15/21	7,000	6,847
1.75% 6/17/19	8,625	8,603
1.875% 3/15/19	3,000	2,999
1.875% 2/10/25	3,000	2,863
2% 3/15/21	4,770	4,711
2% 12/15/22	14,167	13,857
2.125% 10/15/21	2,840	2,806
2.25% 3/15/22	15,900	15,740
2.25% 8/15/22	1,880	1,858
2.375% 6/15/22	14,000	13,901
2.375% 5/24/27	4,000	3,867
2.5% 4/15/21	4,650	4,638
2.5% 3/15/23	21,000	20,904
2.5% 10/15/24	5,725	5,662
2.875% 9/15/20	9,000	9,033
2.875% 8/15/23	10,590	10,696
3.125% 12/14/23	13,800	14,095
3.25% 1/29/24	2,000	2,055
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,107
1.75% 10/15/19	1,375	1,368
1.75% 4/14/22	1,875	1,826
1.75% 9/14/22	6,150	5,969
1.875% 6/16/20	5,270	5,220
1.875% 3/15/21	3,900	3,843
2% 6/2/26	4,000	3,793
2.125% 1/18/22	6,100	6,018
2.125% 1/15/25	1,830	1,769
2.375% 7/7/27	6,730	6,497
2.5% 1/18/23	6,960	6,927
2.625% 4/19/21	9,513	9,507
3% 10/4/23	3,575	3,625
3.875% 9/17/19	5,000	5,035
4.375% 1/24/44	4,000	4,647
International Bank for Reconstruction & Development:
1.125% 8/10/20	19,800	19,387
1.375% 5/24/21	5,659	5,509
1.375% 9/20/21	5,230	5,071
1.625% 3/9/21	6,000	5,885
1.625% 2/10/22	3,900	3,792
1.75% 4/19/23	6,700	6,473
1.875% 10/7/19	3,825	3,807
1.875% 10/7/22	17,000	16,563
1.875% 10/27/26	4,760	4,472
2% 1/26/22	32,427	31,878
2.25% 6/24/21	16,075	15,944
2.5% 11/25/24	5,700	5,650
2.5% 7/29/25	3,790	3,737
2.75% 7/23/21	9,650	9,683
International Finance Corp.:
1.125% 7/20/21	6,550	6,328
1.625% 7/16/20	2,870	2,831
1.75% 9/16/19	11,350	11,295
2.25% 1/25/21	1,870	1,857
2.875% 7/31/23	4,307	4,345
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $513,406)		508,519

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,419	2,897
Citibank NA 3.65% 1/23/24	25,000	25,420
Citizens Bank NA 3.75% 2/18/26	13,500	13,456
Discover Bank 3.45% 7/27/26	12,750	12,056
KeyBank NA 2.5% 12/15/19	4,000	3,991
PNC Bank NA 2.4% 10/18/19	4,750	4,739
U.S. Bank NA 3.4% 7/24/23	10,000	10,115
TOTAL BANK NOTES
(Cost $72,670)		72,674
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.44% (h)
(Cost $193,473)	193,436,836	193,476
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 0.2%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (i)
(Cost $109,364)	109,372	109,364
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $44,704,097)		44,328,371
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(827,259)
NET ASSETS - 100%		$43,501,112

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/49	$(23,300)	$(23,305)
4% 3/1/49	(29,000)	(29,560)
4% 3/1/49	(29,000)	(29,560)
5% 3/1/49	(22,950)	(24,064)
5% 3/1/49	(22,950)	(24,064)

TOTAL FANNIE MAE		(130,553)

Freddie Mac
3.5% 3/1/49	(27,000)	(27,021)
3.5% 3/1/49	(57,600)	(57,646)
3.5% 3/1/49	(23,300)	(23,318)

TOTAL FREDDIE MAC		(107,985)

TOTAL TBA SALE COMMITMENTS
Proceeds $(238,998)		$(238,538)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $178,672,000 or 0.4% of net assets.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $145,000.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Yield on Treasury bills represents yield at date of purchase.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,287
Total	$2,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$10,472,495	$--	$10,472,495	$--
U.S. Government and Government Agency Obligations	18,824,943	--	18,824,943	--
U.S. Government Agency - Mortgage Securities	12,377,540	--	12,377,540	--
Asset-Backed Securities	142,857	--	142,857	--
Commercial Mortgage Securities	851,730	--	851,730	--
Municipal Securities	220,888	--	220,888	--
Foreign Government and Government Agency Obligations	553,885	--	553,885	--
Supranational Obligations	508,519	--	508,519	--
Bank Notes	72,674	--	72,674	--
Money Market Funds	193,476	193,476	--	--
Repurchase Agreements	109,364	--	109,364	--
Total Investments in Securities:	$44,328,371	$193,476	$44,134,895	$--
Other Financial Instruments:
TBA Sale Commitments	$(238,538)	$--	$(238,538)	$--
Total Other Financial Instruments:	$(238,538)	$--	$(238,538)	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$109,364,000 due 3/1/19 at 2.59%	(000s)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$21,877
J.P. Morgan Securities, Inc.	87,487
$109,364

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,883 and repurchase agreements of $109,364) — See accompanying schedule: Unaffiliated issuers (cost $44,510,624)	$44,134,895
Fidelity Central Funds (cost $193,473)	193,476
Total Investment in Securities (cost $44,704,097)		$44,328,371
Cash		1
Receivable for investments sold		214,792
Receivable for TBA sale commitments		238,998
Receivable for fund shares sold		281,123
Interest receivable		245,274
Distributions receivable from Fidelity Central Funds		584
Other receivables		212
Total assets		45,309,355
Liabilities
Payable for investments purchased
Regular delivery	$562,202
Delayed delivery	848,950
TBA sale commitments, at value	238,538
Payable for fund shares redeemed	24,476
Distributions payable	23,607
Accrued management fee	893
Other payables and accrued expenses	212
Collateral on securities loaned	109,365
Total liabilities		1,808,243
Net Assets		$43,501,112
Net Assets consist of:
Paid in capital		$43,938,151
Total distributable earnings (loss)		(437,039)
Net Assets		$43,501,112
Net Asset Value and Maximum Offering Price
Fidelity U.S. Bond Index Fund:
Net Asset Value, offering price and redemption price per share ($37,271,782 ÷ 3,288,745 shares)		$11.33
Class F:
Net Asset Value, offering price and redemption price per share ($6,229,330 ÷ 549,658 shares)		$11.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$589,624
Income from Fidelity Central Funds		2,287
Total income		591,911
Expenses
Management fee	$4,900
Independent trustees' fees and expenses	152
Commitment fees	51
Total expenses before reductions	5,103
Expense reductions	(5)
Total expenses after reductions		5,098
Net investment income (loss)		586,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,731)
Fidelity Central Funds	(2)
Total net realized gain (loss)		(53,733)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	294,495
Fidelity Central Funds	3
Delayed delivery commitments	299
Total change in net unrealized appreciation (depreciation)		294,797
Net gain (loss)		241,064
Net increase (decrease) in net assets resulting from operations		$827,877

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$586,813	$957,927
Net realized gain (loss)	(53,733)	(18,473)
Change in net unrealized appreciation (depreciation)	294,797	(1,339,190)
Net increase (decrease) in net assets resulting from operations	827,877	(399,736)
Distributions to shareholders	(572,061)	–
Distributions to shareholders from net investment income	–	(951,073)
Distributions to shareholders from net realized gain	–	(20,168)
Total distributions	(572,061)	(971,241)
Share transactions - net increase (decrease)	3,312,161	8,401,950
Total increase (decrease) in net assets	3,567,977	7,030,973
Net Assets
Beginning of period	39,933,135	32,902,162
End of period	$43,501,112	$39,933,135
Other Information
Undistributed net investment income end of period		$13,936

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$11.71	$11.96	$11.59	$11.71	$11.36
Income from Investment Operations
Net investment income (loss)A	.162	.302	.291	.295	.307	.305
Net realized and unrealized gain (loss)	.067	(.445)	(.250)	.388	(.123)	.339
Total from investment operations	.229	(.143)	.041	.683	.184	.644
Distributions from net investment income	(.159)	(.300)	(.288)	(.294)	(.296)	(.294)
Distributions from net realized gain	–	(.007)	(.003)	(.019)	(.008)	–
Total distributions	(.159)	(.307)	(.291)	(.313)	(.304)	(.294)
Net asset value, end of period	$11.33	$11.26	$11.71	$11.96	$11.59	$11.71
Total ReturnB,C	2.05%	(1.22)%	.39%	5.98%	1.57%	5.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.03%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.03%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.03%	.05%	.05%	.05%
Net investment income (loss)	2.93%F	2.66%	2.52%	2.55%	2.62%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$37,272	$20,283	$15,180	$9,788	$1,560	$947
Portfolio turnover rateG	36%F	43%	57%	63%	75%	85%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity U.S. Bond Index Fund Class F

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$11.71	$11.96	$11.59	$11.71	$11.36
Income from Investment Operations
Net investment income (loss)A	.163	.302	.292	.299	.307	.305
Net realized and unrealized gain (loss)	.066	(.445)	(.251)	.384	(.123)	.339
Total from investment operations	.229	(.143)	.041	.683	.184	.644
Distributions from net investment income	(.159)	(.300)	(.288)	(.294)	(.296)	(.294)
Distributions from net realized gain	–	(.007)	(.003)	(.019)	(.008)	–
Total distributions	(.159)	(.307)	(.291)	(.313)	(.304)	(.294)
Net asset value, end of period	$11.33	$11.26	$11.71	$11.96	$11.59	$11.71
Total ReturnB,C	2.05%	(1.22)%	.39%	5.98%	1.57%	5.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.03%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.03%	.05%	.05%	.05%
Expenses net of all reductions	.03%F	.03%	.03%	.05%	.05%	.05%
Net investment income (loss)	2.93%F	2.66%	2.52%	2.55%	2.62%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$6,229	$5,655	$4,379	$3,292	$2,687	$2,202
Portfolio turnover rateG	36%F	43%	57%	63%	75%	85%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity U.S. Bond Index Fund shares and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

Effective November 2, 2018, the Fund's publicly offered shares classes, with the exception of Class F, were consolidated into a single share class. The surviving class is Fidelity U.S. Bond Index Fund (formerly Institutional Premium Class.)

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $213 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$367,619
Gross unrealized depreciation	(713,747)
Net unrealized appreciation (depreciation)	$(346,128)
Tax cost	$44,674,499

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(19,519)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,109,066 and $353,145, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .025% of each class' average net assets on an annual basis with certain exceptions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $27.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018
Distributions to shareholders
Investor Class	$1,372	$–
Premium Class	40,052	–
Institutional Class	18,667	–
Fidelity U.S. Bond Index Fund	431,060	–
Class F	80,910	–
Total	$572,061	$–
From net investment income
Investor Class	$–	$7,944
Premium Class	–	234,433
Institutional Class	–	109,741
Fidelity U.S. Bond Index Fund	–	464,286
Class F	–	134,669
Total	$–	$951,073
From net realized gain
Investor Class	$–	$197
Premium Class	–	5,410
Institutional Class	–	2,492
Fidelity U.S. Bond Index Fund	–	9,335
Class F	–	2,734
Total	$–	$20,168

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018	Six months ended February 28, 2019	Year ended August 31, 2018
Investor Class
Shares sold	2,848	16,300	$31,731	$186,248
Reinvestment of distributions	109	686	1,209	7,817
Shares redeemed	(31,133)	(17,284)	(344,333)	(197,588)
Net increase (decrease)	(28,176)	(298)	$(311,393)	$(3,523)
Premium Class
Shares sold	60,208	260,883	$670,314	$2,976,599
Reinvestment of distributions	3,358	19,886	37,328	226,485
Shares redeemed	(865,394)	(245,185)	(9,559,465)	(2,795,040)
Net increase (decrease)	(801,828)	35,584	$(8,851,823)	$408,044
Institutional Class
Shares sold	22,965	191,483	$244,669	$2,181,401
Reinvestment of distributions	1,574	9,639	17,504	109,759
Shares redeemed	(437,379)	(132,998)	(4,834,754)	(1,519,945)
Net increase (decrease)	(412,840)	68,124	$(4,572,581)	$771,215
Fidelity U.S. Bond Index Fund
Shares sold	1,849,967	799,021	$20,560,967	$9,094,365
Reinvestment of distributions	25,638	24,055	288,172	273,923
Shares redeemed	(388,145)	(318,163)	(4,340,154)	(3,610,663)
Net increase (decrease)	1,487,460	504,913	$16,508,985	$5,757,625
Class F
Shares sold	99,284	168,308	$1,118,607	$1,919,970
Reinvestment of distributions	7,213	12,078	80,910	137,403
Shares redeemed	(59,056)	(52,129)	(660,544)	(588,784)
Net increase (decrease)	47,441	128,257	$538,973	$1,468,589

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Fidelity U.S. Bond Index Fund	.03%
Actual		$1,000.00	$1,020.50	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15
Class F	.03%
Actual		$1,000.00	$1,020.50	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for 2016 and 2017.

Fidelity U.S. Bond Index Fund

The Board considered that (i) effective July 1, 2016, the fund’s management fee rate was reduced from 0.05% to 0.03%, and (ii) effective August 1, 2017, the fund’s management fee rate was further reduced from 0.03% to 0.025%. The Board considered that the chart below reflects the fund’s lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.025%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

UII-UDV-SANN-0419
1.925933.107

Fidelity® Series Investment Grade Bond Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	65.3%
AAA	1.5%
AA	0.7%
A	8.0%
BBB	27.1%
BB and Below	4.8%
Not Rated	0.6%
Short-Term Investments and Net Other Assets*	(8.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**,***
Corporate Bonds	37.5%
U.S. Government and U.S. Government Agency Obligations	65.3%
Asset-Backed Securities	1.4%
CMOs and Other Mortgage Related Securities	1.4%
Municipal Bonds	1.5%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)†	(8.0)%

 * Foreign investments - 8.1%

 ** Futures and Swaps - 0.8%

 *** Written options - (1.7)%

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.45% 6/30/20	$18,005,000	$17,877,144
3% 6/30/22	20,000,000	19,831,628
3.4% 5/15/25	51,500,000	50,173,884
3.6% 2/17/23	56,273,000	56,626,491
4.45% 4/1/24	2,396,000	2,480,339
4.5% 3/9/48	20,350,000	18,215,979
6.3% 1/15/38	40,737,000	45,441,138
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	227,099
Verizon Communications, Inc.:
2.625% 2/21/20	21,259,000	21,223,819
3.85% 11/1/42	5,973,000	5,383,219
4.522% 9/15/48	9,107,000	8,937,324
4.862% 8/21/46	17,028,000	17,508,944
5.012% 4/15/49	6,512,000	6,816,339
5.012% 8/21/54	55,739,000	57,257,856
5.5% 3/16/47	18,182,000	20,212,984
		348,214,187
Entertainment - 0.3%
NBCUniversal, Inc.:
4.45% 1/15/43	10,087,000	9,999,110
5.15% 4/30/20	28,753,000	29,495,061
5.95% 4/1/41	7,055,000	8,331,675
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,580,535
6.2% 3/15/40	15,555,000	17,049,381
		74,455,762
Media - 1.9%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,902,996
7.75% 12/1/45	10,133,000	14,932,466
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	47,354,247
4.908% 7/23/25	25,893,000	26,823,019
5.375% 5/1/47	37,324,000	35,387,706
6.484% 10/23/45	20,000,000	21,511,576
Comcast Corp.:
3.9% 3/1/38	5,337,000	5,047,628
3.969% 11/1/47	17,299,000	16,046,981
3.999% 11/1/49	19,881,000	18,462,842
4% 3/1/48	9,855,000	9,213,916
4.6% 8/15/45	14,241,000	14,378,003
4.65% 7/15/42	12,725,000	12,922,008
Fox Corp.:
3.666% 1/25/22 (a)	3,413,000	3,452,732
4.03% 1/25/24 (a)	6,000,000	6,114,793
4.709% 1/25/29 (a)	8,684,000	9,001,373
5.476% 1/25/39 (a)	8,563,000	8,976,257
5.576% 1/25/49 (a)	5,682,000	6,000,398
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	38,524,971
4.5% 9/15/42	21,520,000	18,076,491
5.5% 9/1/41	14,842,000	14,044,669
5.875% 11/15/40	9,556,000	9,481,719
6.55% 5/1/37	47,541,000	50,412,494
7.3% 7/1/38	30,237,000	34,124,846
8.25% 4/1/19	42,627,000	42,798,949
		473,993,080
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,148,347

TOTAL COMMUNICATION SERVICES		912,811,376

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	26,010,710
3.5% 7/10/19	18,875,000	18,910,445
4.2% 3/1/21	27,410,000	27,720,479
4.25% 5/15/23	9,285,000	9,314,548
4.375% 9/25/21	41,737,000	42,418,201
		124,374,383
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	19,626,786

TOTAL CONSUMER DISCRETIONARY		144,001,169

CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,149,000	50,475,126
4.9% 2/1/46	59,642,000	57,399,910
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	29,346,000	26,637,054
5.45% 1/23/39	22,180,000	23,276,953
5.55% 1/23/49	50,684,000	53,234,105
5.8% 1/23/59 (Reg. S)	53,730,000	57,318,985
		268,342,133
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 2.7% 11/18/19	14,218,000	14,190,051
Tobacco - 1.5%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	31,025,256
3.875% 9/16/46	21,780,000	16,505,880
4.25% 8/9/42	26,130,000	21,104,435
4.4% 2/14/26	11,385,000	11,474,702
4.5% 5/2/43	17,568,000	14,542,182
4.8% 2/14/29	14,802,000	14,772,692
5.375% 1/31/44	31,709,000	29,518,178
5.95% 2/14/49	17,400,000	17,357,945
9.25% 8/6/19	1,547,000	1,586,155
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	24,400,000	24,208,549
3.75% 7/21/22 (a)	56,649,000	56,750,820
4.25% 7/21/25 (a)	25,864,000	25,829,241
Reynolds American, Inc.:
3.25% 6/12/20	5,106,000	5,101,088
4% 6/12/22	17,554,000	17,766,340
4.45% 6/12/25	12,732,000	12,839,197
5.7% 8/15/35	6,607,000	6,515,099
5.85% 8/15/45	50,684,000	48,290,957
6.15% 9/15/43	11,136,000	10,969,534
7.25% 6/15/37	15,680,000	17,138,282
		383,296,532

TOTAL CONSUMER STAPLES		665,828,716

ENERGY - 6.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,050,820
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	13,942,236
6.5% 4/1/20	2,078,000	2,150,167
Ensco PLC:
5.2% 3/15/25	32,677,000	25,079,598
5.75% 10/1/44	12,542,000	8,058,235
Halliburton Co.:
3.8% 11/15/25	12,900,000	12,959,480
4.85% 11/15/35	11,266,000	11,413,190
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	32,232,000	28,203,000
8.95% 4/1/45 (b)	11,807,000	9,681,740
		114,538,466
Oil, Gas & Consumable Fuels - 5.9%
Amerada Hess Corp. 7.3% 8/15/31	6,392,000	7,282,466
Anadarko Finance Co. 7.5% 5/1/31	37,261,000	45,094,032
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,388,596
5.55% 3/15/26	25,624,000	27,380,591
6.45% 9/15/36	22,220,000	25,006,610
6.6% 3/15/46	51,358,000	60,722,243
Canadian Natural Resources Ltd. 5.85% 2/1/35	11,807,000	12,904,539
Cenovus Energy, Inc. 4.25% 4/15/27	26,894,000	25,611,362
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	23,925,000	23,950,432
4.5% 6/1/25	7,318,000	7,512,119
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,546,580
5.35% 3/15/20 (a)	39,799,000	40,495,483
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	38,579,468
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	7,941,115
El Paso Corp. 6.5% 9/15/20	21,920,000	22,989,060
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,283,947
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,925,410
3.9% 5/15/24 (b)	7,314,000	7,121,654
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,194,176
4.375% 10/15/20	16,600,000	16,898,713
Enbridge, Inc. 4.25% 12/1/26	8,212,000	8,374,003
Energy Transfer Partners LP:
4.2% 9/15/23	5,952,000	6,070,793
4.5% 4/15/24	5,975,000	6,135,247
4.95% 6/15/28	20,306,000	20,689,994
5.25% 4/15/29	9,720,000	10,164,084
5.8% 6/15/38	11,323,000	11,556,932
6% 6/15/48	7,374,000	7,651,184
6.25% 4/15/49	15,152,000	16,262,072
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,981,429
3.75% 2/15/25	16,764,000	16,975,999
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,670,883
Kinder Morgan, Inc. 5.55% 6/1/45	11,527,000	12,101,880
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	21,438,851
MPLX LP:
4.5% 7/15/23	9,847,000	10,177,947
4.8% 2/15/29	5,209,000	5,340,139
4.875% 12/1/24	13,954,000	14,567,501
5.5% 2/15/49	15,628,000	16,005,992
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,100,788
Petrobras Global Finance BV 4.375% 5/20/23	69,514,000	69,739,921
Petroleos Mexicanos:
3.5% 1/30/23	28,927,000	26,942,608
4.5% 1/23/26	25,619,000	22,877,767
4.625% 9/21/23	51,115,000	48,952,836
4.875% 1/24/22	17,019,000	16,882,678
4.875% 1/18/24	25,208,000	24,083,723
5.375% 3/13/22	10,290,000	10,310,580
5.5% 1/21/21	41,149,000	41,673,650
5.5% 6/27/44	29,591,000	23,066,185
5.625% 1/23/46	24,828,000	19,427,910
6% 3/5/20	6,833,000	6,951,689
6.35% 2/12/48	17,400,000	14,433,300
6.375% 1/23/45	22,458,000	18,859,106
6.5% 3/13/27	23,110,000	22,312,705
6.5% 6/2/41	47,555,000	41,372,850
6.75% 9/21/47	83,207,000	72,148,790
6.875% 8/4/26	20,000,000	19,975,000
8% 5/3/19	11,765,000	11,853,238
Phillips 66 Co. 4.3% 4/1/22	21,152,000	21,877,994
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,093,494
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	25,681,000	25,528,098
3.85% 10/15/23	25,000,000	24,865,148
Southwestern Energy Co. 6.2% 1/23/25 (b)	13,262,000	13,125,401
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,434,000	6,189,084
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	18,158,115
4.55% 6/24/24	86,182,000	88,767,460
Western Gas Partners LP:
4.65% 7/1/26	5,606,000	5,564,573
4.75% 8/15/28	5,645,000	5,570,650
5.375% 6/1/21	39,434,000	40,626,012
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,570,928
3.9% 1/15/25	6,023,000	6,034,160
4% 11/15/21	7,970,000	8,098,963
4.125% 11/15/20	4,302,000	4,352,314
4.3% 3/4/24	17,006,000	17,394,246
4.5% 11/15/23	8,697,000	8,974,970
		1,471,750,460

TOTAL ENERGY		1,586,288,926

FINANCIALS - 14.7%
Banks - 6.4%
Bank of America Corp.:
3.004% 12/20/23 (b)	64,210,000	63,375,131
3.3% 1/11/23	22,906,000	22,974,136
3.419% 12/20/28 (b)	29,790,000	28,741,612
3.5% 4/19/26	25,446,000	25,188,164
3.864% 7/23/24 (b)	7,284,000	7,401,999
3.95% 4/21/25	22,702,000	22,685,711
4.1% 7/24/23	35,172,000	36,268,383
4.2% 8/26/24	36,930,000	37,638,256
4.25% 10/22/26	24,664,000	24,776,936
4.45% 3/3/26	7,110,000	7,239,022
Barclays PLC:
2.75% 11/8/19	20,644,000	20,564,933
3.25% 1/12/21	24,010,000	23,844,835
4.375% 1/12/26	32,341,000	32,076,903
5.2% 5/12/26	26,409,000	26,571,600
Citigroup, Inc.:
2.4% 2/18/20	57,223,000	56,935,367
2.75% 4/25/22	25,000,000	24,680,500
2.9% 12/8/21	20,972,000	20,859,369
3.142% 1/24/23 (b)	22,396,000	22,311,555
4.05% 7/30/22	10,740,000	10,946,601
4.3% 11/20/26	8,693,000	8,704,388
4.4% 6/10/25	56,554,000	57,467,586
5.5% 9/13/25	14,330,000	15,477,602
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,639,188
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	27,321,731
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,520,057
3.75% 3/26/25	26,750,000	26,433,656
3.8% 9/15/22	38,070,000	38,273,562
3.8% 6/9/23	42,579,000	42,576,166
Discover Bank:
4.2% 8/8/23	35,498,000	36,273,864
7% 4/15/20	9,043,000	9,390,989
Fifth Third Bancorp 8.25% 3/1/38	12,528,000	17,255,914
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,374,403
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	4,743,306
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	6,553,000	6,071,676
5.71% 1/15/26 (a)	50,790,000	47,561,563
JPMorgan Chase & Co.:
2.95% 10/1/26	27,458,000	26,178,078
3.25% 9/23/22	53,888,000	54,225,310
3.797% 7/23/24 (b)	63,894,000	64,806,574
3.875% 9/10/24	52,753,000	53,362,250
4.125% 12/15/26	48,163,000	48,738,697
4.25% 10/15/20	8,000,000	8,147,576
4.35% 8/15/21	37,606,000	38,729,371
4.625% 5/10/21	10,326,000	10,668,640
Rabobank Nederland 4.375% 8/4/25	39,970,000	40,433,652
Regions Bank 6.45% 6/26/37	40,184,000	47,763,222
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,065,398
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	42,861,385
5.125% 5/28/24	45,938,000	46,563,774
6% 12/19/23	40,227,000	42,270,699
6.1% 6/10/23	44,386,000	46,558,927
6.125% 12/15/22	71,538,000	75,471,914
UniCredit SpA 6.572% 1/14/22 (a)	26,358,000	27,021,148
		1,587,033,279
Capital Markets - 4.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	29,788,783
4.25% 2/15/24	23,736,000	24,380,263
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	19,608,000	18,863,007
Deutsche Bank AG 4.5% 4/1/25	67,755,000	63,072,487
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	18,535,287
3.3% 11/16/22	46,140,000	43,547,244
5% 2/14/22	43,313,000	43,580,682
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	158,668,000	156,290,584
3.2% 2/23/23	83,857,000	83,130,413
3.272% 9/29/25 (b)	52,832,000	51,225,526
4.25% 10/21/25	26,330,000	26,436,099
6.75% 10/1/37	11,247,000	13,376,105
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,479,093
Lazard Group LLC 4.25% 11/14/20	7,755,000	7,873,728
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,758,683
3.25% 1/15/28	11,244,000	10,738,371
4.875% 2/15/24	10,558,000	11,166,332
Morgan Stanley:
3.125% 1/23/23	52,000,000	51,583,330
3.7% 10/23/24	18,925,000	19,007,643
3.737% 4/24/24 (b)	163,561,000	164,986,199
3.75% 2/25/23	53,516,000	54,394,915
4.1% 5/22/23	20,000,000	20,329,854
4.431% 1/23/30 (b)	20,903,000	21,583,062
4.875% 11/1/22	39,633,000	41,482,240
5% 11/24/25	39,759,000	41,791,728
5.625% 9/23/19	16,919,000	17,168,669
5.75% 1/25/21	26,624,000	27,899,245
7.3% 5/13/19	22,127,000	22,316,186
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	28,283,806
		1,127,069,564
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,048,344
4.125% 7/3/23	21,033,000	20,893,745
4.45% 12/16/21	13,913,000	14,095,800
4.5% 5/15/21	5,650,000	5,724,178
4.875% 1/16/24	8,297,000	8,490,313
5% 10/1/21	8,475,000	8,706,484
Capital One Financial Corp. 3.8% 1/31/28	21,736,000	20,888,627
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,502,625
3.85% 11/21/22	38,277,000	38,499,087
3.95% 11/6/24	16,412,000	16,243,959
4.5% 1/30/26	22,355,000	22,458,365
5.2% 4/27/22	16,852,000	17,632,347
Ford Motor Credit Co. LLC:
5.085% 1/7/21	13,940,000	14,199,136
5.596% 1/7/22	28,839,000	29,545,071
Synchrony Financial:
3% 8/15/19	8,044,000	8,038,844
3.75% 8/15/21	12,146,000	12,172,600
3.95% 12/1/27	37,578,000	34,410,278
4.25% 8/15/24	12,226,000	11,984,484
		311,534,287
Diversified Financial Services - 0.7%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	5,194,000	5,234,547
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	35,292,414
3.85% 2/1/25	22,346,000	21,837,446
3.875% 8/15/22	17,670,000	17,680,023
4.125% 6/15/26	10,088,000	9,852,182
Cigna Corp.:
4.125% 11/15/25 (a)	11,366,000	11,536,427
4.375% 10/15/28 (a)	29,335,000	29,735,560
4.8% 8/15/38 (a)	18,265,000	18,229,225
4.9% 12/15/48 (a)	18,248,000	18,168,982
Voya Financial, Inc. 3.125% 7/15/24	13,735,000	13,291,233
		180,858,039
Insurance - 1.9%
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,073,180
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,769,141
3.3% 3/1/21	11,928,000	11,944,272
3.875% 1/15/35	29,736,000	26,337,003
4.875% 6/1/22	26,181,000	27,435,071
Aon Corp. 5% 9/30/20	5,687,000	5,831,086
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	29,059,683
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	23,174,000	23,453,408
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	18,840,000	19,417,217
4.75% 3/15/39	8,645,000	8,951,434
4.8% 7/15/21	13,119,000	13,568,961
4.9% 3/15/49	17,204,000	18,096,545
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	34,265,000	32,234,104
MetLife, Inc.:
3.048% 12/15/22 (b)	21,302,000	21,258,882
4.75% 2/8/21	2,003,000	2,065,906
Metropolitan Life Global Funding I 3% 1/10/23 (a)	15,204,000	15,117,853
Pacific LifeCorp 5.125% 1/30/43 (a)	30,812,000	31,514,951
Pricoa Global Funding I 5.375% 5/15/45 (b)	27,275,000	27,090,894
Prudential Financial, Inc. 7.375% 6/15/19	3,820,000	3,868,384
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	31,673,248
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,239,000	10,571,007
Unum Group:
3.875% 11/5/25	25,368,000	24,670,608
5.625% 9/15/20	18,528,000	19,136,278
5.75% 8/15/42	40,693,000	42,412,973
		461,552,089

TOTAL FINANCIALS		3,668,047,258

HEALTH CARE - 2.8%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	30,633,000	28,746,586
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.894% 6/6/22	11,781,000	11,650,208
3.7% 6/6/27	6,727,000	6,516,635
		18,166,843
Health Care Providers & Services - 1.6%
Cigna Corp. 3.75% 7/15/23 (a)	23,504,000	23,785,457
CVS Health Corp.:
3.7% 3/9/23	13,600,000	13,683,476
4% 12/5/23	18,015,000	18,310,800
4.1% 3/25/25	81,952,000	83,074,924
4.3% 3/25/28	68,226,000	68,272,793
4.78% 3/25/38	30,372,000	29,544,772
5.05% 3/25/48	44,655,000	44,249,378
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	4,903,000	4,934,027
4.272% 8/28/23 (a)	15,472,000	15,701,088
4.9% 8/28/28 (a)	6,518,000	6,752,718
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,221,137
Toledo Hospital:
5.325% 11/15/28	10,187,000	10,467,285
6.015% 11/15/48	48,899,000	51,736,677
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,059,290
		402,793,822
Pharmaceuticals - 1.0%
Actavis Funding SCS 3.45% 3/15/22	25,461,000	25,349,081
Allergan PLC 3.25% 10/1/22	15,000,000	14,797,272
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	20,553,000	20,557,273
Mylan NV:
2.5% 6/7/19	6,670,000	6,660,835
3.15% 6/15/21	24,804,000	24,521,329
3.95% 6/15/26	37,112,000	34,608,242
Perrigo Finance PLC 3.5% 12/15/21	2,562,000	2,464,357
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	48,237,600
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	16,481,065
2.8% 7/21/23	15,491,000	14,016,473
Zoetis, Inc. 3.25% 2/1/23	33,171,000	32,960,051
		240,653,578

TOTAL HEALTH CARE		690,360,829

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	15,680,817
6.375% 6/1/19 (a)	9,485,000	9,559,161
		25,239,978
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,622,409
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
3% 9/15/23	4,809,000	4,615,077
3.375% 6/1/21	12,831,000	12,740,668
3.75% 2/1/22	25,484,000	25,527,197
3.875% 4/1/21	17,429,000	17,557,955
4.25% 2/1/24	27,160,000	27,313,652
4.25% 9/15/24	19,743,000	19,730,469
4.75% 3/1/20	19,421,000	19,694,427
		127,179,445
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,806,920

TOTAL INDUSTRIALS		160,848,752

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	21,206,000	22,282,748
6.02% 6/15/26 (a)	7,331,000	7,774,360
		30,057,108
MATERIALS - 0.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,190,014
4.25% 11/15/20	6,609,000	6,716,259
		26,906,273
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,460,040
6.75% 10/19/75 (a)(b)	24,962,000	27,382,066
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,127,000	8,019,805
4.5% 8/1/47 (a)	6,415,000	6,427,573
		52,289,484

TOTAL MATERIALS		79,195,757

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,795,358
4.6% 4/1/22	7,545,000	7,787,383
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,311,729
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,532,763
Boston Properties, Inc.:
3.85% 2/1/23	10,817,000	11,000,441
4.5% 12/1/28	17,981,000	18,643,664
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,929,082
4.25% 1/15/24	20,255,000	20,859,205
Corporate Office Properties LP 5% 7/1/25	16,542,000	16,956,414
DDR Corp.:
3.625% 2/1/25	12,380,000	11,942,467
4.25% 2/1/26	9,452,000	9,342,643
4.625% 7/15/22	6,024,000	6,163,908
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,055,027
3.75% 12/1/24	9,068,000	9,102,124
3.875% 10/15/22	20,422,000	20,794,124
Equity One, Inc. 3.75% 11/15/22	30,646,000	30,805,921
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,871,502
4.75% 7/15/20	31,427,000	32,032,149
Hudson Pacific Properties LP 4.65% 4/1/29	6,609,000	6,510,233
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,922,882
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	30,002,014
4.5% 1/15/25	13,762,000	13,695,777
4.5% 4/1/27	73,646,000	72,229,390
4.75% 1/15/28	30,475,000	30,472,958
4.95% 4/1/24	7,519,000	7,656,758
5.25% 1/15/26	29,837,000	30,680,535
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,363,606
5% 12/15/23	4,225,000	4,248,662
Store Capital Corp. 4.625% 3/15/29	8,550,000	8,439,777
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,303,602
3.5% 2/1/25	8,762,000	8,635,665
4% 3/1/28	11,430,000	11,268,313
4.125% 1/15/26	8,443,000	8,475,515
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,588,840
WP Carey, Inc. 4% 2/1/25	30,215,000	29,801,987
		556,222,418
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	30,680,000	30,813,286
3.95% 11/15/27	22,384,000	21,551,036
4.1% 10/1/24	24,424,000	24,334,805
4.55% 10/1/29	23,929,000	23,694,437
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,138,272
3.95% 7/1/22	17,850,000	18,074,428
4.75% 10/1/25	18,728,000	19,481,407
5.25% 3/15/21	10,656,000	10,994,074
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,586,815
3.75% 4/1/25	17,751,000	17,658,741
4.125% 6/15/22	11,558,000	11,815,512
4.4% 2/15/24	32,513,000	33,606,691
4.75% 10/1/20	17,245,000	17,584,743
Mack-Cali Realty LP:
3.15% 5/15/23	41,165,000	34,945,827
4.5% 4/18/22	7,126,000	6,763,772
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,537,525
Tanger Properties LP:
3.125% 9/1/26	14,745,000	13,379,458
3.75% 12/1/24	17,037,000	16,603,172
3.875% 12/1/23	10,722,000	10,636,580
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	5,600,000	5,737,603
Washington Prime Group LP 3.85% 4/1/20	20,000,000	19,776,723
		380,714,907

TOTAL REAL ESTATE		936,937,325

UTILITIES - 2.0%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,454,402
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	15,926,438
6.4% 9/15/20 (a)	34,900,000	36,343,075
Eversource Energy 2.8% 5/1/23	32,099,000	31,530,122
Exelon Corp. 2.85% 6/15/20	7,468,000	7,446,509
FirstEnergy Corp.:
4.25% 3/15/23	66,372,000	67,975,809
7.375% 11/15/31	30,718,000	39,584,639
IPALCO Enterprises, Inc.:
3.45% 7/15/20	42,035,000	41,922,337
3.7% 9/1/24	10,405,000	10,227,187
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,247,160
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,438,175
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,349,645
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,322,204
		296,767,702
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,862,840
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,936,154
2.7% 6/15/21	5,862,000	5,753,831
3.55% 6/15/26	9,377,000	8,995,065
		20,685,050
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	66,502,000	61,181,840
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(c)	7,991,000	7,591,450
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	12,684,949
5.95% 6/15/41	21,763,000	24,580,392
Puget Energy, Inc.:
6% 9/1/21	26,400,000	27,865,870
6.5% 12/15/20	8,451,000	8,879,708
Sempra Energy 2.875% 10/1/22	9,886,000	9,595,833
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(c)	13,102,000	11,523,864
		163,903,906

TOTAL UTILITIES		488,219,498

TOTAL NONCONVERTIBLE BONDS
(Cost $9,332,507,306)		9,362,596,714

U.S. Government and Government Agency Obligations - 28.6%
U.S. Treasury Inflation-Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$63,952,587	$58,675,603
0.875% 2/15/47	128,077,156	120,631,662
1% 2/15/46	27,779,860	27,014,088
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	88,434,877	86,447,940
0.125% 7/15/26	68,588,423	65,928,792
0.375% 7/15/25	275,468,636	271,224,747
0.375% 1/15/27	123,526,739	120,124,310
0.625% 1/15/26	207,393,165	206,535,586

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		956,582,728

U.S. Treasury Obligations - 24.8%
U.S. Treasury Bonds:
2.75% 11/15/47	36,170,000	33,811,886
3% 2/15/49 (d)	953,778,000	937,906,546
U.S. Treasury Notes:
1.25% 10/31/21	890,411,000	861,611,769
1.75% 6/30/22	511,054,000	498,896,506
1.875% 3/31/22	711,519,000	698,594,926
1.875% 7/31/22	400,905,000	392,636,334
2% 12/31/21	766,143,000	755,818,028
2% 11/15/26	94,726,000	90,422,627
2.125% 11/30/24	454,473,000	443,519,492
2.25% 12/31/24	247,871,000	243,436,434
2.25% 8/15/27	66,625,000	64,446,675
2.5% 1/31/24 (d)	316,100,000	315,754,266
2.625% 12/31/23	148,680,000	149,295,627
2.75% 6/30/25	165,101,000	166,500,489
2.75% 2/15/28	132,320,000	132,816,200
2.875% 11/30/25	45,884,000	46,604,522
3.125% 11/15/28	351,600,000	363,603,842

TOTAL U.S. TREASURY OBLIGATIONS		6,195,676,169

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,263,081,032)		7,152,258,897

U.S. Government Agency - Mortgage Securities - 31.8%
Fannie Mae - 15.6%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (b)(c)	31,644	32,659
12 month U.S. LIBOR + 1.445% 3.542% 4/1/37 (b)(c)	120,072	124,673
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	73,321	75,942
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (b)(c)	132,517	137,505
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (b)(c)	34,716	36,018
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (b)(c)	83,256	86,618
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(c)	53,071	55,400
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (b)(c)	251,654	262,031
12 month U.S. LIBOR + 1.617% 4.355% 3/1/33 (b)(c)	97,658	101,606
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (b)(c)	86,297	90,028
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (b)(c)	44,058	45,858
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (b)(c)	109,084	114,750
12 month U.S. LIBOR + 1.718% 4.408% 5/1/35 (b)(c)	207,421	216,254
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (b)(c)	1,380,560	1,438,952
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (b)(c)	229,596	239,767
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (b)(c)	377,666	397,527
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (b)(c)	166,391	174,176
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (b)(c)	481,686	507,043
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (b)(c)	1,172,983	1,236,030
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (b)(c)	645,408	680,099
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (b)(c)	105,954	111,649
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (b)(c)	7,238,182	7,458,912
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (b)(c)	793,447	836,095
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (b)(c)	702,813	724,855
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(c)	445,193	469,122
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (b)(c)	449,486	473,646
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(c)	86,714	90,878
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (b)(c)	94,308	99,378
12 month U.S. LIBOR + 1.932% 4.607% 9/1/36 (b)(c)	167,966	174,096
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (b)(c)	19,486	19,822
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (b)(c)	254,671	261,670
6 month U.S. LIBOR + 1.510% 4.251% 2/1/33 (b)(c)(e)	18,477	18,962
6 month U.S. LIBOR + 1.535% 4.12% 12/1/34 (b)(c)	82,470	84,845
6 month U.S. LIBOR + 1.535% 4.266% 3/1/35 (b)(c)	52,193	53,718
6 month U.S. LIBOR + 1.556% 4.102% 10/1/33 (b)(c)	31,105	31,988
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (b)(c)	33,296	34,313
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (b)(c)	3,002	3,122
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (b)(c)	36,738	38,348
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(c)	40,103	41,749
U.S. TREASURY 1 YEAR INDEX + 2.244% 4.338% 12/1/33 (b)(c)	800,687	835,132
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (b)(c)	243,727	256,828
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	154,662	162,975
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.654% 7/1/34 (b)(c)	274,317	289,062
U.S. TREASURY 1 YEAR INDEX + 2.475% 4.974% 5/1/35 (b)(c)	58,557	61,705
2.5% 4/1/32 to 4/1/43	14,165,021	13,512,933
2.5% 3/1/34 (f)	30,000,000	29,411,913
2.5% 3/1/34 (f)	1,650,000	1,617,655
2.5% 3/1/34 (f)	38,987,785	38,223,511
2.5% 3/1/34 (f)	18,219,830	17,862,668
2.5% 3/1/34 (f)	7,412,215	7,266,914
2.5% 3/1/34 (f)	1,650,000	1,617,655
2.5% 3/1/49 (f)	4,200,000	3,979,940
2.5% 3/1/49 (f)	20,536,856	19,460,823
2.5% 3/1/49 (f)	20,536,856	19,460,823
2.5% 3/1/49 (f)	4,200,000	3,979,940
3% 11/1/24 to 9/1/48	502,417,012	495,019,133
3% 3/1/34 (f)	54,850,000	54,740,547
3% 3/1/34 (f)	67,350,000	67,215,603
3% 3/1/34 (f)	67,350,000	67,215,603
3% 3/1/34 (f)	96,100,000	95,908,232
3% 3/1/34 (f)	37,900,000	37,824,371
3% 3/1/34 (f)	19,800,000	19,760,489
3% 3/1/34 (f)	4,715,000	4,705,591
3% 3/1/49 (f)	4,200,000	4,102,897
3% 3/1/49 (f)	12,975,000	12,675,021
3% 3/1/49 (f)	12,975,000	12,675,021
3% 3/1/49 (f)	44,950,000	43,910,765
3% 3/1/49 (f)	13,500,000	13,187,883
3% 3/1/49 (f)	12,450,000	12,162,158
3% 3/1/49 (f)	13,500,000	13,187,883
3% 3/1/49 (f)	2,200,000	2,149,136
3% 3/1/49 (f)	14,600,000	14,262,451
3% 3/1/49 (f)	9,000,000	8,791,922
3% 3/1/49 (f)	9,000,000	8,791,922
3% 3/1/49 (f)	30,825,000	30,112,332
3% 3/1/49 (f)	35,975,000	35,143,265
3% 3/1/49 (f)	35,975,000	35,143,265
3% 3/1/49 (f)	30,825,000	30,112,332
3% 3/1/49 (f)	4,200,000	4,102,897
3.5% 7/1/32 to 10/1/56	724,332,350	728,790,568
3.5% 3/1/34 (f)	205,200,000	208,456,196
3.5% 3/1/34 (f)	14,900,000	15,136,439
3.5% 3/1/34 (f)	15,000,000	15,238,026
3.5% 3/1/34 (f)	15,000,000	15,238,026
3.5% 3/1/34 (f)	43,150,000	43,834,721
3.5% 3/1/34 (f)	73,050,000	74,209,187
3.5% 3/1/34 (f)	18,950,000	19,250,706
3.5% 3/1/34 (f)	70,050,000	71,161,581
3.5% 3/1/49 (f)	42,150,000	42,158,304
3.5% 3/1/49 (f)	10,900,000	10,902,147
3.5% 3/1/49 (f)	32,000,000	32,006,304
3.5% 3/1/49 (f)	6,100,000	6,101,202
4% 11/1/31 to 7/1/48	661,784,926	679,366,065
4% 3/1/49 (f)	34,650,000	35,319,511
4% 3/1/49 (f)	34,650,000	35,319,511
4% 3/1/49 (f)	25,600,000	26,094,646
4% 3/1/49 (f)	25,600,000	26,094,646
4% 3/1/49 (f)	7,700,000	7,848,780
4% 3/1/49 (f)	7,700,000	7,848,780
4.5% 4/1/21 to 8/1/56	243,721,659	255,199,213
4.5% 3/1/49 (f)	66,200,000	68,497,689
4.5% 3/1/49 (f)	34,250,000	35,438,759
5% 5/1/19 to 8/1/56	17,342,094	18,478,506
5.257% 8/1/41	2,790,360	3,016,205
5.5% 9/1/21 to 5/1/44	47,597,185	51,421,444
6% 7/1/19 to 1/1/42	19,275,333	21,315,204
6.5% 8/1/20 to 8/1/39	28,799,390	32,097,546
6.52% 2/1/39	3,064,747	3,310,710
7% 9/1/21 to 7/1/37	2,006,279	2,233,140
7.5% 11/1/22 to 2/1/32	887,985	991,820
8% 8/1/29 to 3/1/37	25,324	29,637
8.5% 12/1/19 to 9/1/25	991	1,074
9.5% 9/1/21 to 2/1/25	642	662

TOTAL FANNIE MAE		3,890,388,255

Freddie Mac - 7.0%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (b)(c)	82,371	84,806
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (b)(c)	34,440	35,514
12 month U.S. LIBOR + 1.375% 4.192% 3/1/36 (b)(c)	366,181	377,717
12 month U.S. LIBOR + 1.500% 4.295% 3/1/36 (b)(c)	195,624	202,914
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (b)(c)	57,671	59,791
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (b)(c)	771,559	810,679
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (b)(c)	4,028,893	4,145,832
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (b)(c)	1,501,723	1,577,719
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	75,618	79,326
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (b)(c)(e)	75,531	79,162
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (b)(c)	485,996	503,958
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(c)	537,872	566,783
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (b)(c)	682,185	704,657
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(c)	1,148,176	1,185,359
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (b)(c)	818,941	862,959
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (b)(c)	1,017,384	1,048,299
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	506,466	521,109
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	43,140	45,334
12 month U.S. LIBOR + 1.998% 4.292% 4/1/38 (b)(c)	217,337	229,019
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(c)	120,145	126,603
12 month U.S. LIBOR + 2.076% 5.009% 3/1/33 (b)(c)	5,695	5,928
12 month U.S. LIBOR + 2.160% 5.035% 11/1/35 (b)(c)	58,613	61,217
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (b)(c)	185,583	194,622
6 month U.S. LIBOR + 1.125% 3.775% 8/1/37 (b)(c)	71,322	72,180
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (b)(c)	77,407	79,175
6 month U.S. LIBOR + 1.608% 4.148% 12/1/35 (b)(c)	67,844	69,549
6 month U.S. LIBOR + 1.647% 4.391% 2/1/37 (b)(c)	287,762	297,160
6 month U.S. LIBOR + 1.655% 4.179% 4/1/35 (b)(c)	176,634	182,917
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (b)(c)	110,163	114,176
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (b)(c)	28,614	29,753
6 month U.S. LIBOR + 1.843% 4.426% 10/1/36 (b)(c)	320,024	332,327
6 month U.S. LIBOR + 1.913% 4.487% 10/1/35 (b)(c)	194,849	202,343
6 month U.S. LIBOR + 2.020% 4.662% 6/1/37 (b)(c)	56,590	59,172
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (b)(c)	84,824	88,788
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (b)(c)	97,370	101,909
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.044% 6/1/33 (b)(c)	298,660	311,614
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.962% 1/1/35 (b)(c)	14,443	15,219
U.S. TREASURY 1 YEAR INDEX + 2.279% 4.221% 6/1/33 (b)(c)	601,321	629,136
U.S. TREASURY 1 YEAR INDEX + 2.407% 4.762% 3/1/35 (b)(c)	1,201,395	1,265,969
3% 6/1/31 to 1/1/47	332,822,249	327,737,813
3% 3/1/34 (f)	43,400,000	43,337,131
3.5% 1/1/32 to 12/1/48 (g)(h)(i)(j)	596,400,507	600,927,949
3.5% 8/1/47	13,719,459	13,784,215
3.5% 3/1/49 (f)	39,000,000	39,030,533
4% 6/1/33 to 5/1/48	391,106,537	402,231,905
4% 4/1/48	1,183,364	1,209,026
4% 3/1/49 (f)	29,000,000	29,577,335
4.5% 6/1/25 to 12/1/48	150,182,998	157,309,644
4.5% 3/1/49 (f)	52,800,000	54,696,534
4.5% 3/1/49 (f)	1,600,000	1,657,471
5% 3/1/19 to 7/1/41	32,713,734	35,023,347
5.5% 10/1/19 to 3/1/41	6,852,242	7,379,697
6% 10/1/21 to 12/1/37	3,180,103	3,496,892
6.5% 7/1/21 to 9/1/39	4,974,873	5,545,656
7% 6/1/21 to 9/1/36	1,760,149	1,976,727
7.5% 1/1/27 to 1/1/33	48,140	54,296
8% 7/1/24 to 4/1/32	49,017	55,798
8.5% 9/1/19 to 1/1/28	51,644	57,511
9% 10/1/20	14	14
9.5% 5/1/21 to 7/1/21	17	17
10% 2/1/20 to 11/1/20	6	6
11% 9/1/20	1	1

TOTAL FREDDIE MAC		1,742,450,212

Ginnie Mae - 9.2%
3% 4/15/42 to 6/20/48 (g)	421,343,924	416,779,038
3.5% 11/15/40 to 11/20/47	554,185,204	560,247,295
4% 2/15/39 to 4/20/48	164,587,266	170,131,138
4.5% 6/20/33 to 8/15/41	74,348,740	78,274,451
5.5% 6/15/33 to 9/15/39	3,202,293	3,464,034
6% 10/15/30 to 5/15/40	5,651,564	6,312,888
7% 10/15/22 to 3/15/33	2,708,864	3,046,552
7.5% 11/15/21 to 9/15/31	780,072	856,039
8% 11/15/21 to 11/15/29	216,101	234,651
8.5% 10/15/21 to 1/15/31	45,735	51,223
9% 9/15/19 to 1/15/23	531	563
9.5% 12/15/20 to 3/15/23	257	266
2.5% 11/20/46	94,732,317	90,585,931
3% 3/1/49 (f)	4,200,000	4,144,063
3% 3/1/49 (f)	6,550,000	6,462,765
3% 3/1/49 (f)	3,950,000	3,897,393
3.5% 3/1/49 (f)	6,550,000	6,606,678
3.5% 4/1/49 (f)	4,200,000	4,234,211
3.5% 4/1/49 (f)	3,950,000	3,982,174
4% 3/1/49 (f)	43,000,000	44,127,735
4% 3/1/49 (f)	52,900,000	54,287,377
4% 3/1/49 (f)	94,800,000	97,286,263
4% 3/1/49 (f)	74,275,000	76,222,966
4% 3/1/49 (f)	46,350,000	47,565,594
4% 3/1/49 (f)	3,950,000	4,053,594
4% 4/1/49 (f)	133,825,000	137,230,204
4% 4/1/49 (f)	3,950,000	4,050,509
4.5% 3/1/49 (f)	58,500,000	60,527,768
4.5% 3/1/49 (f)	54,800,000	56,699,516
4.5% 3/1/49 (f)	26,400,000	27,315,095
4.5% 3/1/49 (f)	100,000	103,466
4.5% 3/1/49 (f)	49,700,000	51,422,736
4.5% 3/1/49 (f)	69,500,000	71,909,058
4.5% 3/1/49 (f)	13,450,000	13,916,213
4.5% 4/1/49 (f)	79,500,000	82,212,214
4.5% 4/1/49 (f)	39,850,000	41,209,519
4.5% 4/1/49 (f)	39,800,000	41,157,813
5% 12/15/32 to 9/15/41	33,874,466	36,011,530
6.5% 3/20/31 to 6/15/37	560,482	632,886
11% 9/20/19	102	103

TOTAL GINNIE MAE		2,307,253,512

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,025,379,195)		7,940,091,979

Asset-Backed Securities - 1.4%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$21,059,248	$20,950,564
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.6149% 2/25/35 (b)(c)	694,943	696,264
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	40,476,625	40,872,891
Class AA, 2.487% 12/16/41 (a)	8,679,750	8,441,001
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.551% 5/25/29 (b)(c)	20,663,783	20,743,128
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.6206% 7/25/29 (b)(c)	3,517,594	3,543,593
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	34,703,904	34,659,344
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 3.1534% 9/28/30 (b)(c)	11,149,943	11,160,123
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 4.7734% 1/25/35	899,399	901,563
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	16,775,650	16,509,858
Class A2II, 4.03% 11/20/47 (a)	28,394,575	27,927,720
Dryden Senior Loan Fund Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 4.0104% 1/16/32 (b)(c)	346,000	345,282
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (b)(c)	1,941	1,813
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.8493% 5/25/26 (b)(c)	17,457,374	17,406,468
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (a)(b)(c)	260,109	255,609
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (a)(b)(c)	94,039	92,293
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (a)(b)(c)	155,984	148,573
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (a)(b)(c)	59,296	55,873
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	13,906,398	14,104,134
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (b)(c)	2,867,000	2,329,093
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (a)(b)(c)(f)	26,927,000	26,927,000
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (a)(b)(c)	3,908,000	3,912,636
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (b)(c)	790,775	789,450
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (b)(c)	1,245,000	1,235,490
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (a)(b)(c)	63,990,805	63,999,501
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (b)(c)	99,346	95,377
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	34,176,637	34,383,645
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (a)(b)(c)(k)	2,300,000	1,591,526
TOTAL ASSET-BACKED SECURITIES
(Cost $350,405,808)		354,079,812

Collateralized Mortgage Obligations - 3.4%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 3.0499% 1/25/35 (b)(c)	156,961	156,841
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (b)(c)	131,533	129,945
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (b)(c)	147,475	146,404
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	11,260	11,007

TOTAL PRIVATE SPONSOR		444,197

U.S. Government Agency - 3.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2899% 2/25/32 (b)(c)	36,725	37,194
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4814% 3/18/32 (b)(c)	66,720	68,094
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4899% 4/25/32 (b)(c)	79,622	81,056
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4899% 10/25/32 (b)(c)	103,030	104,869
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.2399% 1/25/32 (b)(c)	37,568	38,003
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6101% 12/25/33 (b)(e)(l)	1,245,977	269,833
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.1901% 11/25/36 (b)(e)(l)	913,057	147,825
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.7899% 1/25/43 (b)(c)	12,021,278	11,934,990
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.7899% 5/25/48 (b)(c)	39,178,484	38,578,109
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	32,613	33,874
Series 1993-207 Class H, 6.5% 11/25/23	492,116	519,688
Series 1996-28 Class PK, 6.5% 7/25/25	160,321	169,708
Series 1999-17 Class PG, 6% 4/25/29	556,549	598,128
Series 1999-32 Class PL, 6% 7/25/29	534,484	575,262
Series 1999-33 Class PK, 6% 7/25/29	377,026	404,929
Series 2001-52 Class YZ, 6.5% 10/25/31	47,274	52,706
Series 2003-28 Class KG, 5.5% 4/25/23	282,229	291,805
Series 2005-102 Class CO 11/25/35 (m)	284,907	251,285
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.0763% 8/25/35 (b)(l)	88,548	103,525
Series 2005-81 Class PC, 5.5% 9/25/35	730,536	790,034
Series 2006-12 Class BO 10/25/35 (m)	1,288,214	1,139,080
Series 2006-37 Class OW 5/25/36 (m)	120,017	102,129
Series 2006-45 Class OP 6/25/36 (m)	410,321	349,971
Series 2006-62 Class KP 4/25/36 (m)	685,886	587,609
Series 2012-149:
Class DA, 1.75% 1/25/43	6,580,176	6,305,494
Class GA, 1.75% 6/25/42	6,797,979	6,490,021
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	114,767	127,541
Series 1999-25 Class Z, 6% 6/25/29	428,948	466,733
Series 2001-20 Class Z, 6% 5/25/31	590,846	638,144
Series 2001-31 Class ZC, 6.5% 7/25/31	324,069	357,820
Series 2002-16 Class ZD, 6.5% 4/25/32	170,951	190,893
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.0601% 11/25/32 (b)(e)(l)	738,144	92,143
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	1,712,544	151,512
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1501% 12/25/36 (b)(e)(l)	602,009	113,790
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9501% 5/25/37 (b)(e)(l)	349,342	57,073
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.7571% 9/25/23 (b)(l)	22,551	25,769
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6101% 3/25/33 (b)(e)(l)	89,765	16,047
Series 2005-72 Class ZC, 5.5% 8/25/35	4,709,813	5,024,322
Series 2005-79 Class ZC, 5.9% 9/25/35	1,585,812	1,760,065
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.6807% 6/25/37 (b)(l)	295,625	540,464
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (b)(l)	451,482	817,337
Class SB, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (b)(l)	170,372	271,055
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.8601% 3/25/38 (b)(e)(l)	2,371,899	356,217
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	2,271	18
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	57,105	789
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	62,883	641
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.8701% 6/25/21 (b)(e)(l)	16,553	225
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.5601% 12/25/40 (b)(e)(l)	2,222,944	304,118
Class ZA, 4.5% 12/25/40	4,158,413	4,409,963
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,766,997	152,111
Series 2010-150 Class ZC, 4.75% 1/25/41	6,060,426	6,527,691
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	18,738	241
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	748	1
Series 2010-95 Class ZC, 5% 9/25/40	12,309,183	13,359,611
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	300,935	8,062
Series 2011-39 Class ZA, 6% 11/25/32	1,587,985	1,751,104
Series 2011-4 Class PZ, 5% 2/25/41	2,534,333	2,831,627
Series 2011-67 Class AI, 4% 7/25/26 (e)	575,561	45,614
Series 2011-83 Class DI, 6% 9/25/26 (e)	608,628	41,655
Series 2012-100 Class WI, 3% 9/25/27 (e)	5,432,805	471,506
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.1601% 12/25/30 (b)(e)(l)	1,909,748	200,177
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.0601% 6/25/41 (b)(e)(l)	2,469,767	313,538
Series 2013-133 Class IB, 3% 4/25/32 (e)	3,721,582	320,146
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.5601% 1/25/44 (b)(e)(l)	1,666,111	251,225
Series 2013-51 Class GI, 3% 10/25/32 (e)	4,861,169	446,008
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2301% 6/25/35 (b)(e)(l)	1,852,361	295,932
Series 2015-42 Class IL, 6% 6/25/45 (e)	6,845,265	1,500,847
Series 2015-70 Class JC, 3% 10/25/45	9,801,814	9,772,720
Series 2016-75 Class SC, 6.100% - 1 month U.S. LIBOR 3.6101% 10/25/46 (b)(e)(l)	6,400,564	904,466
Series 2017-30 Class AI, 5.5% 5/25/47	3,625,210	757,434
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (e)	345,407	74,654
Series 343 Class 16, 5.5% 5/25/34 (e)	297,575	54,071
Series 348 Class 14, 6.5% 8/25/34 (b)(e)	205,386	46,282
Series 351:
Class 12, 5.5% 4/25/34 (b)(e)	138,349	26,443
Class 13, 6% 3/25/34 (e)	184,053	36,797
Series 359 Class 19, 6% 7/25/35 (b)(e)	113,235	23,126
Series 384 Class 6, 5% 7/25/37 (e)	1,449,760	266,178
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2888% 1/15/32 (b)(c)	30,514	30,902
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (b)(c)	41,518	42,172
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4888% 3/15/32 (b)(c)	41,492	42,224
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3888% 6/15/31 (b)(c)	79,320	80,512
Class FG, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (b)(c)	23,435	23,797
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.8388% 8/15/47 (b)(c)	17,400,920	17,189,105
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.7388% 5/15/37 (b)(c)	1,735,547	1,724,044
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)	1,235,737	1,059,792
Series 2095 Class PE, 6% 11/15/28	628,626	675,657
Series 2101 Class PD, 6% 11/15/28	49,559	53,385
Series 2121 Class MG, 6% 2/15/29	252,674	272,516
Series 2131 Class BG, 6% 3/15/29	1,773,572	1,910,052
Series 2137 Class PG, 6% 3/15/29	272,292	294,360
Series 2154 Class PT, 6% 5/15/29	447,681	483,540
Series 2162 Class PH, 6% 6/15/29	99,590	107,145
Series 2520 Class BE, 6% 11/15/32	599,972	656,835
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1113% 3/15/23 (b)(e)(l)	18,923	767
Series 2693 Class MD, 5.5% 10/15/33	1,557,289	1,692,982
Series 2802 Class OB, 6% 5/15/34	897,940	957,454
Series 2962 Class BE, 4.5% 4/15/20	275,646	277,251
Series 3002 Class NE, 5% 7/15/35	1,680,431	1,772,394
Series 3110 Class OP 9/15/35 (m)	724,969	660,708
Series 3119 Class PO 2/15/36 (m)	1,477,947	1,262,966
Series 3121 Class KO 3/15/36 (m)	249,750	215,352
Series 3123 Class LO 3/15/36 (m)	818,563	701,402
Series 3145 Class GO 4/15/36 (m)	793,168	680,814
Series 3189 Class PD, 6% 7/15/36	1,433,938	1,599,799
Series 3225 Class EO 10/15/36 (m)	451,449	385,874
Series 3258 Class PM, 5.5% 12/15/36	723,894	771,794
Series 3415 Class PC, 5% 12/15/37	565,746	600,712
Series 3786 Class HI, 4% 3/15/38 (e)	1,549,444	94,600
Series 3806 Class UP, 4.5% 2/15/41	4,483,084	4,634,419
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,610,754
Series 4135 Class AB, 1.75% 6/15/42	5,024,604	4,817,817
sequential payer:
Series 2135 Class JE, 6% 3/15/29	113,803	122,782
Series 2274 Class ZM, 6.5% 1/15/31	147,579	162,755
Series 2281 Class ZB, 6% 3/15/30	347,228	371,256
Series 2303 Class ZV, 6% 4/15/31	144,373	155,872
Series 2357 Class ZB, 6.5% 9/15/31	1,127,904	1,258,212
Series 2502 Class ZC, 6% 9/15/32	293,415	321,159
Series 2519 Class ZD, 5.5% 11/15/32	457,737	494,054
Series 2546 Class MJ, 5.5% 3/15/23	172,492	177,696
Series 2601 Class TB, 5.5% 4/15/23	82,672	85,825
Series 2998 Class LY, 5.5% 7/15/25	268,901	281,483
Series 3871 Class KB, 5.5% 6/15/41	5,149,211	5,721,011
Series 4423 Class NJ, 3% 9/15/41	17,925,000	17,348,769
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1113% 2/15/36 (b)(e)(l)	518,615	91,647
Series 2013-4281 Class AI, 4% 12/15/28 (e)	5,472,991	402,541
Series 2017-4683 Class LM, 3% 5/15/47	8,760,254	8,692,694
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.6231% 8/15/24 (b)(l)	8,096	10,100
Class SD, 86.400% - 1 month U.S. LIBOR 54.0962% 8/15/24 (b)(l)	11,910	17,515
Series 2933 Class ZM, 5.75% 2/15/35	3,400,062	3,839,150
Series 2935 Class ZK, 5.5% 2/15/35	5,830,724	6,344,324
Series 2947 Class XZ, 6% 3/15/35	2,151,429	2,367,343
Series 2996 Class ZD, 5.5% 6/15/35	2,507,048	2,782,510
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1013% 10/15/35 (b)(e)(l)	732,529	122,807
Series 3237 Class C, 5.5% 11/15/36	3,879,166	4,250,710
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.1713% 11/15/36 (b)(e)(l)	1,858,499	315,155
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.2613% 3/15/37 (b)(e)(l)	2,647,726	472,962
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.2713% 4/15/37 (b)(e)(l)	3,907,469	716,631
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.0913% 6/15/37 (b)(e)(l)	1,363,685	211,560
Series 3949 Class MK, 4.5% 10/15/34	1,205,863	1,253,445
Series 4055 Class BI, 3.5% 5/15/31 (e)	3,343,900	324,372
Series 4149 Class IO, 3% 1/15/33 (e)	2,182,089	264,160
Series 4314 Class AI, 5% 3/15/34 (e)	1,099,241	99,900
Series 4427 Class LI, 3.5% 2/15/34 (e)	5,938,677	734,744
Series 4471 Class PA 4% 12/15/40	11,347,803	11,563,773
target amortization class Series 2156 Class TC, 6.25% 5/15/29	325,669	344,939
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 2/15/24 (b)(c)	119,016	119,962
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	240,094	258,102
Series 2056 Class Z, 6% 5/15/28	454,040	488,073
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.7888% 5/15/48 (b)(c)	16,315,876	16,033,739
Series 4386 Class AZ, 4.5% 11/15/40	12,101,728	12,538,913
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-2 Class MA, 3.5% 11/25/57	5,792,010	5,808,277
Series 2018-3 Class MA, 3.5% 8/25/57	104,552,435	103,946,815
Series 2018-3 Class M55D, 4% 8/25/57	14,203,456	14,612,040
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	11,035,900	11,099,551
Class A2, 3.5% 6/25/28 (a)	2,790,000	2,766,676
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2086% 6/16/37 (b)(e)(l)	807,190	140,875
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.05% 3/20/60 (b)(c)(n)	10,606,089	10,626,559
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 7/20/60 (b)(c)(n)	1,244,347	1,239,634
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8071% 9/20/60 (b)(c)(n)	1,541,403	1,535,060
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8071% 8/20/60 (b)(c)(n)	1,696,226	1,689,093
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8871% 12/20/60 (b)(c)(n)	3,098,060	3,090,909
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 12/20/60 (b)(c)(n)	4,669,030	4,672,771
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 2/20/61 (b)(c)(n)	9,404,172	9,410,509
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9971% 2/20/61 (b)(c)(n)	12,476,596	12,482,914
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 4/20/61 (b)(c)(n)	4,049,369	4,052,733
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (b)(c)(n)	5,742,286	5,747,554
Class FC, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (b)(c)(n)	4,591,425	4,595,320
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0371% 6/20/61 (b)(c)(n)	5,698,985	5,707,249
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 10/20/61 (b)(c)(n)	6,378,729	6,398,644
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 11/20/61 (b)(c)(n)	5,619,522	5,650,942
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 1/20/62 (b)(c)(n)	3,612,863	3,632,195
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 1/20/62 (b)(c)(n)	5,323,940	5,344,789
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 3/20/62 (b)(c)(n)	3,163,885	3,171,223
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (b)(c)(n)	336,327	337,009
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0271% 10/20/62 (b)(c)(n)	955,006	956,220
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0371% 7/20/60 (b)(c)(n)	4,012,673	4,014,441
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8671% 3/20/63 (b)(c)(n)	1,169,889	1,166,823
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 1/20/64 (b)(c)(n)	5,376,864	5,392,758
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.1071% 12/20/63 (b)(c)(n)	15,825,662	15,879,241
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.0071% 6/20/64 (b)(c)(n)	4,583,822	4,587,798
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.8071% 3/20/65 (b)(c)(n)	224,028	223,437
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7871% 5/20/63 (b)(c)(n)	1,955,554	1,953,708
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.7071% 4/20/63 (b)(c)(n)	2,745,823	2,741,823
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7848% 5/20/48 (b)(c)	9,931,760	9,810,034
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.7848% 6/20/48 (b)(c)	58,897,083	58,122,551
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	291,468	325,854
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.0305% 12/20/40 (b)(l)	6,361,000	6,737,053
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	1,200,309	133,690
Series 2017-134 Class BA, 2.5% 11/20/46	6,559,720	6,385,754
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,503,903	2,667,007
Series 2010-160 Class DY, 4% 12/20/40	15,427,322	16,070,018
Series 2010-170 Class B, 4% 12/20/40	3,472,838	3,617,426
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	11,503,943	11,377,216
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1571% 11/20/65 (b)(c)(n)	7,391,032	7,400,158
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0186% 5/16/34 (b)(e)(l)	450,557	67,252
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7186% 8/17/34 (b)(e)(l)	524,977	97,395
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.3117% 6/16/37 (b)(l)	30,586	50,135
Series 2010-116 Class QB, 4% 9/16/40	3,832,771	3,911,662
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.4686% 2/16/40 (b)(e)(l)	3,147,271	394,049
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 5/20/60 (b)(c)(n)	4,207,270	4,193,035
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6153% 7/20/41 (b)(e)(l)	1,537,324	233,737
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2186% 6/16/42 (b)(e)(l)	1,654,799	267,216
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (b)(l)	2,717,224	2,762,821
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (b)(l)	8,939,676	9,166,910
Series 2013-149 Class MA, 2.5% 5/20/40	18,443,402	18,081,028
Series 2014-2 Class BA, 3% 1/20/44	21,659,683	21,540,711
Series 2014-21 Class HA, 3% 2/20/44	9,871,957	9,830,345
Series 2014-25 Class HC, 3% 2/20/44	14,877,086	14,792,916
Series 2014-5 Class A, 3% 1/20/44	13,188,114	13,116,325
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	26,095,576	25,984,281
Series 2015-H17:
Class GZ, 4.37% 5/20/65 (b)(n)	1,874,444	1,908,932
Class HA, 2.5% 5/20/65 (n)	23,402,347	23,301,499
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)	540,538	538,747
Class JA, 2.5% 6/20/65 (n)	12,710,243	12,652,663
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (b)(c)(n)	24,750,532	24,733,528

TOTAL U.S. GOVERNMENT AGENCY		853,721,247

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $862,840,111)		854,165,444

Commercial Mortgage Securities - 2.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (b)(e)	19,597	105
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(e)(k)	6,106,643	1
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	47,876,000	50,350,873
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (a)(b)(c)	9,612,352	9,598,912
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (a)(b)(c)	13,813,542	13,835,204
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	15,532,000	16,532,429
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	17,109,000	17,731,155
Class B, 4.5349% 4/15/36 (a)	3,068,000	3,177,816
Class C, 4.6278% 4/15/36 (a)	3,530,000	3,626,526
Class D, 4.6278% 4/15/36 (a)	7,059,000	7,092,091
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	12,742,000	13,529,216
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	49,399,131	48,068,056
Freddie Mac:
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28	4,300,000	4,419,913
Series K069 Class A2, 3.187% 9/25/27	20,200,000	20,188,195
Series K072 Class A2, 3.444% 12/25/27	4,900,000	4,982,499
Series K073 Class A2, 3.35% 1/25/28	37,100,000	37,429,122
Series K155:
Class A1, 3.75% 11/25/29	1,302,193	1,357,123
Class A2, 3.75% 11/25/32	20,000,000	20,552,050
Series K158 Class A2, 3.9% 12/25/30	15,100,000	15,497,734
Series 2018-K075 Class A2, 3.65% 2/25/28	45,340,000	46,779,559
Series K076 Class A2, 3.9% 4/25/28	9,100,000	9,566,559
Series K077 Class A2, 3.85% 5/25/28	37,788,000	39,555,137
Series K079 Class A2, 3.926% 6/25/28	29,718,000	31,344,567
Series K084 Class A2, 3.78% 10/25/28	14,200,000	14,782,539
Series K085 Class A2, 4.06% 10/25/28	10,000,000	10,640,145
Series K086 Class A2, 3.859% 11/25/28	24,200,000	25,373,100
Series K157 Class A2, 3.99% 5/25/33	24,350,000	25,475,881
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51	26,400,000	27,644,646
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	25,600,000	25,485,967
Class CFX, 3.3822% 12/15/34 (a)(b)	21,481,000	21,355,785
Class DFX, 3.3822% 12/15/34 (a)(b)	18,206,000	18,038,934
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,633,000	3,791,437
Class DFX, 5.3503% 7/5/33 (a)	5,586,000	5,829,014
Class EFX, 5.5422% 7/5/33 (a)	7,644,000	7,943,816
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	48,853,000	51,536,510
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	18,028,765	17,642,042
Class B, 4.181% 11/15/34 (a)	7,598,150	7,480,201
Class C, 5.205% 11/15/34 (a)	5,330,350	5,305,844
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	36,270,000	38,233,973
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $711,911,546)		721,774,676

Municipal Securities - 1.5%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	4,580,000	6,462,975
7.5% 4/1/34	18,570,000	26,145,446
Series 2010:
7.6% 11/1/40	39,105,000	58,429,127
7.625% 3/1/40	9,470,000	13,873,455
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	3,455,000	3,498,015
Series 2010 C1, 7.781% 1/1/35	12,265,000	13,512,473
Series 2012 B, 5.432% 1/1/42	7,305,000	6,473,691
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	21,305,000	21,515,920
5.1% 6/1/33	93,565,000	88,745,467
Series 2010-1, 6.63% 2/1/35	21,560,000	22,987,488
Series 2010-3:
5.547% 4/1/19	655,000	656,280
6.725% 4/1/35	31,715,000	33,489,771
7.35% 7/1/35	14,750,000	16,370,140
Series 2011, 5.877% 3/1/19	70,360,000	70,360,000
TOTAL MUNICIPAL SECURITIES
(Cost $370,663,804)		382,520,248

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	26,977,530
5.625% 1/7/41	27,107,000	27,147,932
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,847,217)		54,125,462

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	31,087,000	30,800,181
Discover Bank:
(Delaware) 3.2% 8/9/21	$37,401,000	$37,267,457
3.1% 6/4/20	34,762,000	34,733,459
3.35% 2/6/23	15,572,000	15,380,234
4.682% 8/9/28 (b)	13,496,000	13,454,432
8.7% 11/18/19	3,837,000	3,977,158
KeyBank NA 6.95% 2/1/28	3,200,000	3,829,685
RBS Citizens NA 2.5% 3/14/19	13,902,000	13,902,361
Synchrony Bank 3.65% 5/24/21	23,863,000	23,965,762
TOTAL BANK NOTES
(Cost $177,040,746)		177,310,729
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.44% (o)
(Cost $454,129,695)	454,060,353	454,151,165
	Maturity Amount	Value

Repurchase Agreements - 3.5%
Investments in repurchase agreements in a joint trading account at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) # (p)
(Cost $865,991,000)	866,053,399	865,991,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.8775% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	163,100,000	$4,329,814
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.99% and receive quarterly a floating rate based on 3 month LIBOR, expiring December 2028.	12/6/21	25,620,000	579,416

TOTAL PUT OPTIONS			4,909,230

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.8775% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/18/22	163,100,000	5,127,345
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.99% and pay quarterly a floating rate based on the 3 month LIBOR, expiring December 2028.	12/6/21	25,620,000	893,846

TOTAL CALL OPTIONS			6,021,191

TOTAL PURCHASED SWAPTIONS
(Cost $12,150,068)			10,930,421
TOTAL INVESTMENT IN SECURITIES - 113.3%
(Cost $28,478,947,528)			28,329,996,547
NET OTHER ASSETS (LIABILITIES) - (13.3)%			(3,327,737,414)
NET ASSETS - 100%			$25,002,259,133

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 3/1/34	$(48,050,000)	$(47,108,081)
2.5% 3/1/34	(18,950,000)	(18,578,525)
2.5% 3/1/34	(4,367,955)	(4,282,330)
2.5% 3/1/34	(18,219,830)	(17,862,668)
2.5% 3/1/34	(7,412,215)	(7,266,914)
2.5% 3/1/34	(1,650,000)	(1,617,655)
2.5% 3/1/49	(4,200,000)	(3,979,940)
2.5% 3/1/49	(20,536,856)	(19,460,823)
2.5% 3/1/49	(20,536,856)	(19,460,823)
2.5% 3/1/49	(4,200,000)	(3,979,940)
3% 3/1/34	(52,000,000)	(51,896,234)
3% 3/1/34	(43,600,000)	(43,512,996)
3% 3/1/34	(43,400,000)	(43,313,395)
3% 3/1/49	(4,200,000)	(4,102,897)
3% 3/1/49	(4,200,000)	(4,102,897)
3% 3/1/49	(28,150,000)	(27,499,178)
3% 3/1/49	(28,150,000)	(27,499,178)
3% 3/1/49	(14,600,000)	(14,262,451)
3% 3/1/49	(13,500,000)	(13,187,883)
3% 3/1/49	(12,450,000)	(12,162,158)
3% 3/1/49	(13,500,000)	(13,187,883)
3% 3/1/49	(2,200,000)	(2,149,136)
3% 3/1/49	(14,600,000)	(14,262,451)
3% 3/1/49	(75,800,000)	(74,047,519)
3% 3/1/49	(9,000,000)	(8,791,922)
3% 3/1/49	(35,975,000)	(35,143,265)
3% 3/1/49	(30,825,000)	(30,112,332)
3.5% 3/1/34	(73,050,000)	(74,209,187)
3.5% 3/1/34	(73,050,000)	(74,209,187)
3.5% 3/1/34	(15,000,000)	(15,238,026)
3.5% 3/1/34	(43,150,000)	(43,834,721)
3.5% 3/1/34	(73,050,000)	(74,209,187)
3.5% 3/1/34	(48,050,000)	(48,812,477)
3.5% 3/1/34	(18,950,000)	(19,250,706)
3.5% 3/1/34	(22,000,000)	(22,349,105)
3.5% 3/1/34	(18,950,000)	(19,250,706)
3.5% 3/1/34	(70,050,000)	(71,161,581)
3.5% 3/1/49	(4,800,000)	(4,800,946)
3.5% 3/1/49	(11,900,000)	(11,902,344)
3.5% 3/1/49	(75,800,000)	(75,814,933)
3.5% 3/1/49	(18,150,000)	(18,153,576)
3.5% 3/1/49	(5,800,000)	(5,801,143)
4% 3/1/49	(7,700,000)	(7,848,780)
4% 3/1/49	(29,000,000)	(29,560,341)
4% 3/1/49	(25,600,000)	(26,094,646)
4% 3/1/49	(25,600,000)	(26,094,646)
4% 3/1/49	(7,700,000)	(7,848,780)
4.5% 3/1/49	(73,000,000)	(75,533,703)

TOTAL FANNIE MAE		(1,314,810,195)

Freddie Mac
3.5% 3/1/49	(39,000,000)	(39,030,533)
4.5% 3/1/49	(1,600,000)	(1,657,471)
4.5% 3/1/49	(1,600,000)	(1,657,471)

TOTAL FREDDIE MAC		(42,345,475)

Ginnie Mae
2.5% 3/1/49	(4,200,000)	(4,014,140)
2.5% 3/1/49	(9,025,000)	(8,625,620)
2.5% 3/1/49	(6,550,000)	(6,260,146)
2.5% 3/1/49	(3,950,000)	(3,775,203)
3.5% 3/1/49	(42,500,000)	(42,867,761)
4% 3/1/49	(29,800,000)	(30,581,547)
4% 3/1/49	(20,525,000)	(21,063,297)
4% 3/1/49	(6,550,000)	(6,721,783)
4% 3/1/49	(133,825,000)	(137,334,746)
4% 3/1/49	(74,275,000)	(76,222,966)
4% 3/1/49	(46,350,000)	(47,565,594)
4% 3/1/49	(3,950,000)	(4,053,594)
4% 4/1/49	(4,200,000)	(4,306,870)
4% 4/1/49	(3,950,000)	(4,050,509)
4% 4/1/49	(3,950,000)	(4,050,509)
4.5% 3/1/49	(79,500,000)	(82,255,685)
4.5% 3/1/49	(39,850,000)	(41,231,309)
4.5% 3/1/49	(39,800,000)	(41,179,575)
4.5% 3/1/49	(69,500,000)	(71,909,058)
4.5% 3/1/49	(13,450,000)	(13,916,213)

TOTAL GINNIE MAE		(651,986,125)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,011,452,988)		$(2,009,141,798)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	98,000,000	$(2,106,835)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	72,500,000	(1,534,692)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.236% and receive quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	36,000,000	(585,950)

TOTAL PUT SWAPTIONS			(4,227,477)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	98,000,000	(3,171,070)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	72,500,000	(2,386,619)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.236% and pay quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	36,000,000	(1,584,059)

TOTAL CALL SWAPTIONS			(7,141,748)

TOTAL WRITTEN SWAPTIONS			$(11,369,225)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	418	June 2019	$88,697,641	$(46,696)	$(46,696)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	203	June 2019	29,327,156	(304,908)	(304,907)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	684	June 2019	83,448,000	(283,814)	(283,814)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	58	June 2019	9,256,438	(148,562)	(148,562)

TOTAL PURCHASED					(783,979)

Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,061	June 2019	121,550,813	180,227	180,227
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2,337	June 2019	302,531,953	1,681,551	1,681,551

TOTAL SOLD					1,861,778

TOTAL FUTURES CONTRACTS					$1,077,799

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 1.7%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Mar. 2029	$12,500,000	$(411,937)	$0	$(411,937)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,315,304,007 or 5.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,821,483.

 (h) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $1,189,666.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $511,193.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $149,121.

 (k) Level 3 security

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,016,613
Total	$4,016,613

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,362,596,714	$--	$9,362,596,714	$--
U.S. Government and Government Agency Obligations	7,152,258,897	--	7,152,258,897	--
U.S. Government Agency - Mortgage Securities	7,940,091,979	--	7,940,091,979	--
Asset-Backed Securities	354,079,812	--	352,488,286	1,591,526
Collateralized Mortgage Obligations	854,165,444	--	854,165,444	--
Commercial Mortgage Securities	721,774,676	--	721,774,675	1
Municipal Securities	382,520,248	--	382,520,248	--
Foreign Government and Government Agency Obligations	54,125,462	--	54,125,462	--
Bank Notes	177,310,729	--	177,310,729	--
Money Market Funds	454,151,165	454,151,165	--	--
Repurchase Agreements	865,991,000	--	865,991,000	--
Purchased Swaptions	10,930,421	--	10,930,421	--
Total Investments in Securities:	$28,329,996,547	$454,151,165	$27,874,253,855	$1,591,527
Derivative Instruments:
Assets
Futures Contracts	$1,861,778	$1,861,778	$--	$--
Total Assets	$1,861,778	$1,861,778	$--	$--
Liabilities
Futures Contracts	$(783,979)	$(783,979)	$--	$--
Swaps	(411,937)	--	(411,937)	--
Written Swaptions	(11,369,225)	--	(11,369,225)	--
Total Liabilities	$(12,565,141)	$(783,979)	$(11,781,162)	$--
Total Derivative Instruments:	$(10,703,363)	$1,077,799	$(11,781,162)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,009,141,798)	$--	$(2,009,141,798)	$--
Total Other Financial Instruments:	$(2,009,141,798)	$--	$(2,009,141,798)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$1,861,778	$(783,979)
Purchased Swaptions(b)	10,930,421	0
Swaps(c)	0	(411,937)
Written Swaptions(d)	0	(11,369,225)
Total Interest Rate Risk	12,792,199	(12,565,141)
Total Value of Derivatives	$12,792,199	$(12,565,141)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$865,991,000 due 3/01/19 at 2.59%
J.P. Morgan Securities, Inc.	$692,759,407
Merrill Lynch, Pierce, Fenner & Smith, Inc.	173,231,593
$865,991,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $849,010,747 and repurchase agreements of $865,991,000) — See accompanying schedule: Unaffiliated issuers (cost $28,024,817,833)	$27,875,845,382
Fidelity Central Funds (cost $454,129,695)	454,151,165
Total Investment in Securities (cost $28,478,947,528)		$28,329,996,547
Cash		100
Receivable for investments sold		233,412,348
Receivable for premium on written options		13,240,360
Receivable for TBA sale commitments		2,011,452,988
Receivable for fund shares sold		79,119,122
Interest receivable		163,558,396
Distributions receivable from Fidelity Central Funds		1,268,160
Receivable for daily variation margin on futures contracts		357,720
Receivable for daily variation margin on centrally cleared OTC swaps		45,710
Total assets		30,832,451,451
Liabilities
Payable for investments purchased
Regular delivery	$238,125,738
Delayed delivery	2,703,443,276
TBA sale commitments, at value	2,009,141,798
Payable for fund shares redeemed	2,013,658
Written options, at value (premium receivable $13,240,360)	11,369,225
Other payables and accrued expenses	107,523
Collateral on securities loaned	865,991,100
Total liabilities		5,830,192,318
Net Assets		$25,002,259,133
Net Assets consist of:
Paid in capital		$25,379,424,052
Total distributable earnings (loss)		(377,164,919)
Net Assets, for 2,276,476,749 shares outstanding		$25,002,259,133
Net Asset Value, offering price and redemption price per share ($25,002,259,133 ÷ 2,276,476,749 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$392,427,132
Income from Fidelity Central Funds		4,016,613
Total income		396,443,745
Expenses
Custodian fees and expenses	$209,953
Independent trustees' fees and expenses	61,581
Commitment fees	34,338
Total expenses before reductions	305,872
Expense reductions	(17,583)
Total expenses after reductions		288,289
Net investment income (loss)		396,155,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(155,924,812)
Fidelity Central Funds	6,327
Futures contracts	(12,448,053)
Swaps	(310,551)
Total net realized gain (loss)		(168,677,089)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	233,796,134
Fidelity Central Funds	(6,327)
Futures contracts	1,019,738
Swaps	(411,937)
Written options	1,802,815
Delayed delivery commitments	2,501,998
Total change in net unrealized appreciation (depreciation)		238,702,421
Net gain (loss)		70,025,332
Net increase (decrease) in net assets resulting from operations		$466,180,788

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$396,155,456	$833,244,051
Net realized gain (loss)	(168,677,089)	(78,809,647)
Change in net unrealized appreciation (depreciation)	238,702,421	(888,943,046)
Net increase (decrease) in net assets resulting from operations	466,180,788	(134,508,642)
Distributions to shareholders	(456,774,328)	–
Distributions to shareholders from net investment income	–	(828,586,240)
Distributions to shareholders from net realized gain	–	(25,482,114)
Total distributions	(456,774,328)	(854,068,354)
Share transactions
Proceeds from sales of shares	787,678,850	5,183,527,349
Reinvestment of distributions	456,774,328	844,980,568
Cost of shares redeemed	(2,629,804,316)	(4,733,237,692)
Net increase (decrease) in net assets resulting from share transactions	(1,385,351,138)	1,295,270,225
Total increase (decrease) in net assets	(1,375,944,678)	306,693,229
Net Assets
Beginning of period	26,378,203,811	26,071,510,582
End of period	$25,002,259,133	$26,378,203,811
Other Information
Undistributed net investment income end of period		$79,492,482
Shares
Sold	72,527,343	463,370,038
Issued in reinvestment of distributions	41,982,872	76,203,846
Redeemed	(243,179,839)	(427,832,104)
Net increase (decrease)	(128,669,624)	111,741,780

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.37	$11.62	$11.27	$11.47	$11.07
Income from Investment Operations
Net investment income (loss)A	.172	.338	.293	.318	.296	.298
Net realized and unrealized gain (loss)	.037	(.390)	(.135)	.437	(.204)	.406
Total from investment operations	.209	(.052)	.158	.755	.092	.704
Distributions from net investment income	(.199)	(.337)	(.292)	(.325)	(.284)	(.296)
Distributions from net realized gain	–	(.011)	(.116)	(.080)	(.008)	(.008)
Total distributions	(.199)	(.348)	(.408)	(.405)	(.292)	(.304)
Net asset value, end of period	$10.98	$10.97	$11.37	$11.62	$11.27	$11.47
Total ReturnB,C	1.93%	(.45)%	1.45%	6.87%	.79%	6.44%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	.32%	.45%	.45%	.45%
Expenses net of fee waivers, if any	- %F,G	- %G	.32%	.45%	.45%	.45%
Expenses net of all reductions	- %F,G	- %G	.32%	.45%	.45%	.45%
Net investment income (loss)	3.19%F	3.05%	2.63%	2.81%	2.59%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$25,002,259	$26,378,204	$26,071,511	$11,889,444	$13,024,398	$12,027,554
Portfolio turnover rateH	154%F	103%	183%	121%	157%I	105%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$274,179,610
Gross unrealized depreciation	(388,111,583)
Net unrealized appreciation (depreciation)	$(113,931,973)
Tax cost	$28,448,776,706

The Fund elected to defer to its next fiscal year approximately $80,109,156 of capital losses recognized during the period November 1, 2017 to August 31, 2018.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(12,448,053)	$1,019,738
Swaps	(310,551)	(411,937)
Written Options	–	1,802,815
Totals	$(12,758,604)	$2,410,616

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,317,019,093 and $614,221,936, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34,338 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $119,709.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $17,583.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %-C	$1,000.00	$1,019.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through October 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LIG-SANN-0419
1.873110.110

Fidelity® Corporate Bond Fund Semi-Annual Report February 28, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	2.4%
AAA	0.5%
AA	1.9%
A	16.1%
BBB	63.1%
BB and Below	12.9%
Short-Term Investments and Net Other Assets	3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	91.4%
U.S. Government and U.S. Government Agency Obligations	2.4%
Asset-Backed Securities	0.2%
Municipal Bonds	0.6%
Other Investments	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 22%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
4.5% 5/15/35	$4,270,000	$4,022,550
4.75% 5/15/46	2,316,000	2,150,412
5.45% 3/1/47	1,000,000	1,019,772
5.55% 8/15/41	2,700,000	2,764,874
Verizon Communications, Inc.:
4.329% 9/21/28	2,526,000	2,613,877
4.522% 9/15/48	5,000,000	4,906,843
4.862% 8/21/46	9,087,000	9,343,656
		26,821,984
Media - 1.9%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	776,317
4.5% 2/15/21	1,621,000	1,663,819
6.9% 8/15/39	300,000	401,932
7.75% 12/1/45	111,000	163,575
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	5,200,000	4,930,234
Comcast Corp.:
3.999% 11/1/49	1,587,000	1,473,796
4.65% 7/15/42	2,200,000	2,234,060
4.95% 10/15/58	7,630,000	8,097,008
Fox Corp.:
3.666% 1/25/22 (a)	177,000	179,061
4.03% 1/25/24 (a)	310,000	315,931
4.709% 1/25/29 (a)	449,000	465,410
5.476% 1/25/39 (a)	443,000	464,380
5.576% 1/25/49 (a)	294,000	310,475
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	589,532
5.875% 11/15/40	1,648,000	1,635,190
6.55% 5/1/37	1,329,000	1,409,272
		25,109,992
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,552,728
Vodafone Group PLC:
4.125% 5/30/25	6,550,000	6,568,999
4.375% 5/30/28	6,700,000	6,640,871
		17,762,598

TOTAL COMMUNICATION SERVICES		69,694,574

CONSUMER DISCRETIONARY - 8.2%
Automobiles - 1.3%
General Motors Co.:
5% 4/1/35	2,537,000	2,269,544
5.4% 4/1/48	1,167,000	1,044,389
5.95% 4/1/49	5,524,000	5,255,659
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	8,950,000	8,888,661
		17,458,253
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,730,000	5,731,575
5.75% 6/15/43	396,000	454,565
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,614,689
		12,800,829
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp. 4.875% 12/9/45	7,437,000	7,659,592
Sands China Ltd. 5.125% 8/8/25	10,790,000	11,100,752
Starbucks Corp. 3.8% 8/15/25	8,686,000	8,809,398
		27,569,742
Household Durables - 2.1%
D.R. Horton, Inc.:
2.55% 12/1/20	1,583,000	1,563,004
3.75% 3/1/19	4,500,000	4,500,000
4% 2/15/20	5,000,000	5,037,476
Lennar Corp. 4.875% 12/15/23	6,680,000	6,780,200
Toll Brothers Finance Corp.:
4.35% 2/15/28	4,500,000	4,224,375
4.375% 4/15/23	5,750,000	5,764,375
		27,869,430
Multiline Retail - 1.1%
Dollar Tree, Inc.:
4% 5/15/25	7,000,000	6,872,834
4.2% 5/15/28	7,100,000	6,772,259
		13,645,093
Specialty Retail - 0.6%
Home Depot, Inc. 5.95% 4/1/41	941,000	1,164,771
O'Reilly Automotive, Inc. 4.35% 6/1/28	7,000,000	7,153,036
		8,317,807

TOTAL CONSUMER DISCRETIONARY		107,661,154

CONSUMER STAPLES - 7.5%
Beverages - 2.9%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,258,000	2,185,523
4.9% 2/1/46	1,075,000	1,034,588
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	8,616,000	8,699,104
4.6% 4/15/48	7,250,000	6,682,173
4.9% 1/23/31	6,380,000	6,679,811
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,012,767
4.25% 5/1/23	3,315,000	3,414,249
Heineken NV 4% 10/1/42 (a)	96,000	87,862
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,829,269
		37,625,346
Food Products - 2.5%
Campbell Soup Co. 4.15% 3/15/28	11,300,000	10,796,114
Conagra Brands, Inc.:
3.8% 10/22/21	6,632,000	6,688,438
4.6% 11/1/25	8,630,000	8,759,505
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.3189% 4/16/21 (b)(c)	3,967,000	3,943,642
3.2% 4/16/21	503,000	504,287
3.7% 10/17/23	2,358,000	2,379,571
		33,071,557
Tobacco - 2.1%
Altria Group, Inc.:
2.85% 8/9/22	5,856,000	5,756,230
4.25% 8/9/42	1,359,000	1,097,624
4.4% 2/14/26	596,000	600,696
Bat Capital Corp. 3.222% 8/15/24	6,050,000	5,825,275
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,583,223
4.25% 7/21/25 (a)	1,134,000	1,132,476
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	1,945,161
Reynolds American, Inc.:
3.25% 6/12/20	235,000	234,774
4% 6/12/22	366,000	370,427
4.45% 6/12/25	585,000	589,925
5.7% 8/15/35	304,000	299,771
5.85% 8/15/45	4,487,000	4,275,147
		26,710,729

TOTAL CONSUMER STAPLES		97,407,632

ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,159,000	1,374,858
8.125% 9/15/30	5,176,000	6,359,533
Anadarko Finance Co. 7.5% 5/1/31	614,000	743,075
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,197,184
5.55% 3/15/26	744,000	795,003
6.6% 3/15/46	2,986,000	3,530,445
Apache Corp. 4.75% 4/15/43	3,233,000	2,931,719
Boardwalk Pipelines LP:
3.375% 2/1/23	3,100,000	2,999,376
4.95% 12/15/24	4,120,000	4,182,418
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,337,606
5.85% 2/1/35	528,000	577,081
6.25% 3/15/38	4,352,000	4,992,564
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,934,531
4.25% 4/15/27	2,900,000	2,761,692
5.2% 9/15/43	1,331,000	1,217,527
5.7% 10/15/19	457,308	463,866
6.75% 11/15/39	2,920,000	3,083,755
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	6,370,000	6,784,114
Conoco, Inc. 6.95% 4/15/29	3,050,000	3,870,596
ConocoPhillips Co. 6.5% 2/1/39	4,600,000	6,030,018
Continental Resources, Inc. 5% 9/15/22	3,359,000	3,392,540
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	160,765
5.35% 3/15/20 (a)	10,096,000	10,272,680
5.85% 5/21/43 (a)(b)	7,500,000	6,637,500
DCP Midstream Operating LP:
2.7% 4/1/19	64,000	63,923
3.875% 3/15/23	222,000	220,335
4.95% 4/1/22	1,925,000	1,968,313
5.6% 4/1/44	340,000	314,075
Empresa Nacional de Petroleo 4.5% 9/14/47 (a)	2,750,000	2,520,375
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	142,501
Enbridge, Inc.:
4.25% 12/1/26	425,000	433,384
5.5% 12/1/46	3,794,000	4,326,318
Energy Transfer Partners LP:
4.2% 9/15/23	288,000	293,748
4.95% 6/15/28	981,000	999,551
5.8% 6/15/38	547,000	558,301
6% 6/15/48	356,000	369,382
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,021,000
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	162,720
3.75% 2/15/25	547,000	553,917
4.85% 3/15/44	2,023,000	2,065,431
4.95% 10/15/54	2,437,000	2,442,521
EQT Corp. 2.5% 10/1/20	1,071,000	1,051,802
MPLX LP:
3.375% 3/15/23	680,000	677,378
4.875% 12/1/24	423,000	441,598
Petroleos Mexicanos:
5.375% 3/13/22	620,000	621,240
5.5% 1/21/21	545,000	551,949
6% 3/5/20	74,000	75,285
6.375% 2/4/21	3,870,000	3,982,811
6.375% 1/23/45	937,000	786,846
6.5% 3/13/27	6,598,000	6,370,369
6.75% 9/21/47	1,390,000	1,205,269
6.875% 8/4/26	2,930,000	2,926,338
Phillips 66 Co. 4.3% 4/1/22	300,000	310,297
Plains All American Pipeline LP/PAA Finance Corp.:
3.85% 10/15/23	5,550,000	5,520,063
4.65% 10/15/25	6,525,000	6,660,632
5.75% 1/15/20	3,729,000	3,805,973
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	664,669
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,439,599
4.5% 3/15/45	971,000	944,758
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,515,000	4,332,337
5.4% 10/1/47	1,951,000	1,876,733
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,173,686
Western Gas Partners LP:
4.65% 7/1/26	264,000	262,049
5.375% 6/1/21	1,273,000	1,311,480
Williams Partners LP 3.9% 1/15/25	280,000	280,519
		161,359,921
FINANCIALS - 32.5%
Banks - 15.2%
AIB Group PLC 4.75% 10/12/23 (a)	6,700,000	6,723,250
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,700,000	6,667,552
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 3.5413% 3/5/24 (b)(c)	16,000,000	15,881,760
3.705% 4/24/28 (b)	7,000,000	6,903,976
4% 1/22/25	3,277,000	3,282,270
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,591,002
Barclays PLC 3.65% 3/16/25	4,116,000	3,957,485
BNP Paribas SA 3.375% 1/9/25 (a)	5,617,000	5,434,363
BPCE SA 4% 9/12/23 (a)	6,500,000	6,490,445
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 4.1681% 9/1/23 (b)(c)	8,780,000	8,925,077
4.05% 7/30/22	316,000	322,079
4.4% 6/10/25	1,221,000	1,240,724
5.5% 9/13/25	1,317,000	1,422,471
8.125% 7/15/39	1,924,000	2,799,420
Citizens Bank NA 3.7% 3/29/23	13,300,000	13,461,809
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,355,155
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,261,514
Discover Bank 7% 4/15/20	2,391,000	2,483,009
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,116,605
8.25% 3/1/38	3,848,000	5,300,188
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,252,545
Huntington Bancshares, Inc. 4% 5/15/25	7,050,000	7,201,257
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,712,848
5.71% 1/15/26 (a)	1,569,000	1,469,267
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,938,000	5,749,210
3.1% 7/6/21	2,463,000	2,452,355
4.375% 3/22/28	7,313,000	7,319,216
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,879,611
4.625% 12/1/23	4,531,000	4,668,582
Regions Bank 6.45% 6/26/37	2,611,000	3,103,468
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,234,841
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,493,604
6.1% 6/10/23	1,000,000	1,048,955
6.125% 12/15/22	5,972,000	6,300,404
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,900,000	5,791,161
Synovus Financial Corp. 3.125% 11/1/22	5,717,000	5,524,051
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,758,922
		198,580,451
Capital Markets - 7.4%
Ares Capital Corp. 4.25% 3/1/25	5,750,000	5,483,385
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,635,954
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,623,440
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,104,176
Deutsche Bank AG New York Branch 4.875% 12/1/32 (b)	4,113,000	3,470,837
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,000,000	5,910,098
3.5% 11/16/26	5,750,000	5,532,516
3.75% 5/22/25	10,750,000	10,698,037
3.75% 2/25/26	5,000,000	4,937,931
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,622,332
Moody's Corp. 5.25% 7/15/44	3,386,000	3,601,350
Morgan Stanley:
3.737% 4/24/24 (b)	6,925,000	6,985,341
3.875% 1/27/26	5,020,000	5,036,218
4.3% 1/27/45	948,000	928,806
4.875% 11/1/22	9,466,000	9,907,675
5.5% 7/28/21	1,222,000	1,285,901
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,447,646
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,782,280
		96,993,923
Consumer Finance - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,740,000	5,561,659
3.5% 5/26/22	395,000	389,500
3.95% 2/1/22	7,500,000	7,532,876
4.875% 1/16/24	371,000	379,644
5% 10/1/21	3,970,000	4,078,436
Ally Financial, Inc. 4.125% 2/13/22	5,560,000	5,599,754
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,552,726
4.5% 1/30/26	1,159,000	1,164,359
5.2% 4/27/22	2,355,000	2,464,050
Ford Motor Credit Co. LLC:
2.597% 11/4/19	4,950,000	4,936,679
3.336% 3/18/21	13,000,000	12,757,418
		47,417,101
Diversified Financial Services - 1.9%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	6,800,000	6,690,763
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	110,948
Cigna Corp.:
4.125% 11/15/25 (a)	576,000	584,637
4.375% 10/15/28 (a)	1,486,000	1,506,291
4.8% 8/15/38 (a)	925,000	923,188
4.9% 12/15/48 (a)	924,000	919,999
GE Capital International Funding Co. 4.418% 11/15/35	7,005,000	6,327,477
General Electric Capital Corp. 5.875% 1/14/38	150,000	157,149
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,870,172
Voya Financial, Inc. 4.7% 1/23/48 (b)	5,600,000	4,788,000
		24,878,624
Insurance - 4.4%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	549,770
AIA Group Ltd. 3.9% 4/6/28 (a)	6,785,000	6,835,154
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,269,735
4.5% 7/16/44	5,833,000	5,350,101
5.75% 4/1/48 (b)	6,400,000	5,936,000
Aon Corp. 6.25% 9/30/40	253,000	302,111
Aon PLC 4.75% 5/15/45	6,000,000	6,085,861
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,279,833
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,211,000	1,163,691
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	977,000	1,006,933
4.8% 7/15/21	1,643,000	1,699,352
4.9% 3/15/49	892,000	938,277
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,129,812
5.375% 12/1/41 (a)	148,000	163,699
Pacific LifeCorp 5.125% 1/30/43 (a)	1,285,000	1,314,316
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,185,250
Prudential Financial, Inc. 3.935% 12/7/49	1,508,000	1,402,330
Unum Group 5.75% 8/15/42	3,748,000	3,906,417
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,626,237
		57,144,879

TOTAL FINANCIALS		425,014,978

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories 4.75% 11/30/36	3,700,000	3,986,273
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (b)(c)	2,819,000	2,809,435
2.894% 6/6/22	1,279,000	1,264,801
3.363% 6/6/24	4,130,000	4,063,668
3.7% 6/6/27	5,500,000	5,328,005
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.5536% 3/19/21 (b)(c)	1,981,000	1,972,193
		19,424,375
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.:
4.6% 3/15/43	2,115,000	1,857,239
4.9% 9/15/45	1,430,000	1,316,639
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.4871% 3/9/21 (b)(c)	3,264,000	3,271,755
3.7% 3/9/23	3,302,000	3,322,267
4.1% 3/25/25	2,674,000	2,710,640
4.78% 3/25/38	3,872,000	3,766,540
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	245,000	246,550
4.272% 8/28/23 (a)	313,000	317,634
4.9% 8/28/28 (a)	8,821,000	9,138,651
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	127,954
4.25% 3/15/43	2,500,000	2,544,980
4.625% 7/15/35	745,000	809,847
4.625% 11/15/41	965,000	1,024,565
4.75% 7/15/45	1,829,000	1,989,539
WellPoint, Inc. 3.3% 1/15/23	1,300,000	1,302,306
		33,747,106
Pharmaceuticals - 2.4%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,105,901
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	6,677,000	6,678,388
4.625% 6/25/38 (a)	6,700,000	6,126,969
Mylan NV 4.55% 4/15/28	1,041,000	982,336
Perrigo Co. PLC 3.5% 3/15/21	898,000	876,289
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	5,300,000	5,179,478
2.875% 9/23/23	3,000,000	2,894,256
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	3,500,000	3,166,849
		31,010,466

TOTAL HEALTH CARE		84,181,947

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,223,063
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,034,242
Lockheed Martin Corp. 4.09% 9/15/52	2,994,000	2,894,222
Northrop Grumman Corp.:
2.93% 1/15/25	6,000,000	5,813,802
4.03% 10/15/47	6,000,000	5,615,832
		18,581,161
Airlines - 0.8%
American Airlines, Inc. 3.75% 10/15/25	5,415,002	5,251,625
Delta Air Lines, Inc. 3.4% 4/19/21	2,057,000	2,053,914
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	2,542,000	2,547,338
		9,852,877
Commercial Services & Supplies - 0.3%
Steelcase, Inc. 5.125% 1/18/29	4,278,000	4,326,607
Electrical Equipment - 0.9%
Hubbell, Inc. 3.5% 2/15/28	6,000,000	5,667,065
Rockwell Automation, Inc. 3.5% 3/1/29	6,550,000	6,544,321
		12,211,386
Industrial Conglomerates - 0.4%
General Electric Co. 4.125% 10/9/42	434,000	366,073
Roper Technologies, Inc.:
2.8% 12/15/21	1,681,000	1,657,674
3.65% 9/15/23	1,747,000	1,754,726
3.8% 12/15/26	1,738,000	1,715,117
		5,493,590
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	559,821
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,009,399
4.4% 3/15/42	2,500,000	2,577,397
		3,586,796
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	7,500,000	7,345,482
3.75% 2/1/22	1,086,000	1,087,841
		8,433,323

TOTAL INDUSTRIALS		63,045,561

INFORMATION TECHNOLOGY - 3.1%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,654,505
6.02% 6/15/26 (a)	3,770,000	3,998,000
		7,652,505
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,012,000
Microchip Technology, Inc. 3.922% 6/1/21 (a)	7,233,000	7,208,467
Micron Technology, Inc. 4.64% 2/6/24	8,167,000	8,205,936
		20,426,403
Software - 0.3%
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,135,392
5.375% 7/15/40	240,000	275,387
		4,410,779
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 3.85% 8/4/46	5,043,000	4,854,988
Hewlett Packard Enterprise Co. 6.2% 10/15/35 (b)	3,426,000	3,527,386
		8,382,374

TOTAL INFORMATION TECHNOLOGY		40,872,061

MATERIALS - 1.8%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,345,000	1,339,095
LYB International Finance BV 4.875% 3/15/44	4,000,000	3,749,926
Nutrien Ltd. 4% 12/15/26	995,000	968,938
The Dow Chemical Co. 4.55% 11/30/25 (a)	2,306,000	2,382,798
		8,440,757
Construction Materials - 0.5%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	6,800,000	6,510,754
Containers & Packaging - 0.5%
Avery Dennison Corp. 4.875% 12/6/28	6,460,000	6,686,972
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	423,606
6.75% 10/19/75 (a)(b)	1,010,000	1,107,920
		1,531,526

TOTAL MATERIALS		23,170,009

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.7% 7/1/30	1,536,000	1,586,588
Camden Property Trust 4.25% 1/15/24	758,000	780,611
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,288,073
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,068,987
3.7% 6/15/21	476,000	472,170
DDR Corp. 4.625% 7/15/22	1,879,000	1,922,640
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,484,841
Hudson Pacific Properties LP 3.95% 11/1/27	4,600,000	4,346,434
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,572,951
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	249,430
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,543,754
Ventas Realty LP 4.125% 1/15/26	345,000	346,329
		28,662,808
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,182,440
4.1% 10/1/24	3,000,000	2,989,044
4.55% 10/1/29	2,014,000	1,994,258
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,075,365
4.125% 6/15/22	1,832,000	1,872,817
4.75% 10/1/20	752,000	766,815
Mack-Cali Realty LP 4.5% 4/18/22	94,000	89,222
		10,969,961

TOTAL REAL ESTATE		39,632,769

UTILITIES - 6.3%
Electric Utilities - 3.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,723,000	1,642,441
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	4,006,000	3,794,582
DPL, Inc. 6.75% 10/1/19	4,752,000	4,817,340
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,305,345
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,722,304
5.9% 12/1/21 (a)	500,000	526,772
6.4% 9/15/20 (a)	1,310,000	1,364,167
Exelon Corp. 3.497% 6/1/22 (b)	10,439,000	10,363,909
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,305,457
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,888,924
3.7% 9/1/24	477,000	468,848
ITC Holdings Corp. 2.7% 11/15/22	1,493,000	1,448,071
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (b)(c)	807,000	806,589
Nevada Power Co. 3.7% 5/1/29	6,300,000	6,342,980
Tampa Electric Co. 6.55% 5/15/36	500,000	604,814
TECO Finance, Inc. 5.15% 3/15/20	114,000	116,314
Virginia Electric & Power Co. 3.8% 4/1/28	6,500,000	6,578,813
Xcel Energy, Inc. 4.8% 9/15/41	554,000	564,310
		47,661,980
Gas Utilities - 0.9%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,024,791
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	1,999,198
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,135,697
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,432
		12,178,118
Multi-Utilities - 1.8%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	7,158,000	6,585,360
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(c)	145,000	137,750
NiSource Finance Corp.:
2.65% 11/17/22	2,115,000	2,051,719
3.49% 5/15/27	4,000,000	3,874,958
5.25% 2/15/43	234,000	247,707
5.95% 6/15/41	1,493,000	1,686,281
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,870,180
5.625% 7/15/22	4,240,000	4,465,973
6.5% 12/15/20	613,000	644,097
Sempra Energy 2.875% 10/1/22	224,000	217,425
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(c)	117,000	102,907
		22,884,357

TOTAL UTILITIES		82,724,455

TOTAL NONCONVERTIBLE BONDS
(Cost $1,201,233,183)		1,194,765,061

U.S. Treasury Obligations - 2.4%
U.S. Treasury Bonds 2.5% 2/15/46	29,409,000	26,224,551
U.S. Treasury Notes 1.5% 8/15/26	6,234,000	5,752,813
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,103,541)		31,977,364

Asset-Backed Securities - 0.2%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,528,890)(a)	$2,528,890	$2,522,618

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,450,571
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	56,445
7.5% 4/1/34	1,165,000	1,640,250
7.55% 4/1/39	1,815,000	2,665,781
Series 2010, 7.625% 3/1/40	345,000	505,422
TOTAL MUNICIPAL SECURITIES
(Cost $6,585,419)		7,318,469

Bank Notes - 1.2%
Citibank NA 3.65% 1/23/24	6,520,000	6,629,536
Compass Bank 2.875% 6/29/22	1,234,000	1,203,940
Discover Bank 3.35% 2/6/23	7,500,000	7,407,639
TOTAL BANK NOTES
(Cost $15,224,442)		15,241,115

Preferred Securities - 1.1%
FINANCIALS - 1.1%
Banks - 1.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	$12,560,000	$13,813,658
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.44% (d)
(Cost $33,309,226)	33,303,838	33,310,499
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,305,457,719)		1,298,948,784
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,797,593
NET ASSETS - 100%		$1,306,746,377

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,227,303 or 14.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,024
Total	$171,024

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,194,765,061	$--	$1,194,765,061	$--
U.S. Government and Government Agency Obligations	31,977,364	--	31,977,364	--
Asset-Backed Securities	2,522,618	--	2,522,618	--
Municipal Securities	7,318,469	--	7,318,469	--
Bank Notes	15,241,115	--	15,241,115	--
Preferred Securities	13,813,658	--	13,813,658	--
Money Market Funds	33,310,499	33,310,499	--	--
Total Investments in Securities:	$1,298,948,784	$33,310,499	$1,265,638,285	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.0%
United Kingdom	6.1%
Canada	3.9%
Ireland	3.5%
Netherlands	1.4%
Mexico	1.3%
Switzerland	1.1%
Italy	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,272,148,493)	$1,265,638,285
Fidelity Central Funds (cost $33,309,226)	33,310,499
Total Investment in Securities (cost $1,305,457,719)		$1,298,948,784
Receivable for investments sold		4,316,571
Receivable for fund shares sold		1,619,850
Dividends receivable		889
Interest receivable		14,333,477
Distributions receivable from Fidelity Central Funds		44,728
Receivable from investment adviser for expense reductions		370
Total assets		1,319,264,669
Liabilities
Payable for investments purchased	$10,649,793
Payable for fund shares redeemed	1,137,708
Distributions payable	215,159
Accrued management fee	380,555
Distribution and service plan fees payable	19,810
Other affiliated payables	115,267
Total liabilities		12,518,292
Net Assets		$1,306,746,377
Net Assets consist of:
Paid in capital		$1,319,531,781
Total distributable earnings (loss)		(12,785,404)
Net Assets		$1,306,746,377
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,150,829 ÷ 3,220,614 shares)		$11.22
Maximum offering price per share (100/96.00 of $11.22)		$11.69
Class M:
Net Asset Value and redemption price per share ($7,612,789 ÷ 678,213 shares)		$11.22
Maximum offering price per share (100/96.00 of $11.22)		$11.69
Class C:
Net Asset Value and offering price per share ($12,763,284 ÷ 1,137,201 shares)(a)		$11.22
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($1,130,548,157 ÷ 100,720,768 shares)		$11.22
Class I:
Net Asset Value, offering price and redemption price per share ($112,862,670 ÷ 10,054,655 shares)		$11.22
Class Z:
Net Asset Value, offering price and redemption price per share ($6,808,648 ÷ 606,782 shares)		$11.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Dividends		$478,850
Interest		26,939,503
Income from Fidelity Central Funds		171,024
Total income		27,589,377
Expenses
Management fee	$2,281,894
Transfer agent fees	706,057
Distribution and service plan fees	121,750
Independent trustees' fees and expenses	3,150
Commitment fees	1,752
Total expenses before reductions	3,114,603
Expense reductions	(988)
Total expenses after reductions		3,113,615
Net investment income (loss)		24,475,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,050,411)
Fidelity Central Funds	(1,241)
Total net realized gain (loss)		(3,051,652)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,775,259
Fidelity Central Funds	1,242
Total change in net unrealized appreciation (depreciation)		2,776,501
Net gain (loss)		(275,151)
Net increase (decrease) in net assets resulting from operations		$24,200,611

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,475,762	$42,680,319
Net realized gain (loss)	(3,051,652)	3,692,704
Change in net unrealized appreciation (depreciation)	2,776,501	(53,560,486)
Net increase (decrease) in net assets resulting from operations	24,200,611	(7,187,463)
Distributions to shareholders	(24,440,109)	–
Distributions to shareholders from net investment income	–	(42,219,535)
Total distributions	(24,440,109)	(42,219,535)
Share transactions - net increase (decrease)	(25,063,725)	183,363,326
Total increase (decrease) in net assets	(25,303,223)	133,956,328
Net Assets
Beginning of period	1,332,049,600	1,198,093,272
End of period	$1,306,746,377	$1,332,049,600
Other Information
Undistributed net investment income end of period		$1,112,420

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$11.68	$11.73	$11.11	$11.53	$10.81
Income from Investment Operations
Net investment income (loss)A	.190	.352	.329	.337	.319	.305
Net realized and unrealized gain (loss)	–B	(.465)	(.054)	.618	(.420)	.720
Total from investment operations	.190	(.113)	.275	.955	(.101)	1.025
Distributions from net investment income	(.190)	(.347)	(.325)	(.335)	(.312)	(.305)
Distributions from net realized gain	–	–	–	–	(.007)	–
Total distributions	(.190)	(.347)	(.325)	(.335)	(.319)	(.305)
Net asset value, end of period	$11.22	$11.22	$11.68	$11.73	$11.11	$11.53
Total ReturnC,D,E	1.73%	(.97)%	2.43%	8.77%	(.92)%	9.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.79%	.79%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.80%H	.79%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.80%H	.79%	.79%	.79%	.79%	.79%
Net investment income (loss)	3.47%H	3.09%	2.87%	3.00%	2.79%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$36,151	$37,046	$38,496	$43,691	$29,835	$27,677
Portfolio turnover rateI	31%H	47%	42%	40%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$11.68	$11.73	$11.11	$11.53	$10.81
Income from Investment Operations
Net investment income (loss)A	.186	.343	.319	.328	.311	.298
Net realized and unrealized gain (loss)	(.001)	(.465)	(.054)	.617	(.420)	.720
Total from investment operations	.185	(.122)	.265	.945	(.109)	1.018
Distributions from net investment income	(.185)	(.338)	(.315)	(.325)	(.304)	(.298)
Distributions from net realized gain	–	–	–	–	(.007)	–
Total distributions	(.185)	(.338)	(.315)	(.325)	(.311)	(.298)
Net asset value, end of period	$11.22	$11.22	$11.68	$11.73	$11.11	$11.53
Total ReturnB,C,D	1.69%	(1.05)%	2.35%	8.68%	(.99)%	9.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.87%	.87%	.87%	.86%	.85%
Expenses net of fee waivers, if any	.88%G	.87%	.87%	.87%	.86%	.85%
Expenses net of all reductions	.88%G	.87%	.87%	.87%	.86%	.85%
Net investment income (loss)	3.39%G	3.00%	2.79%	2.92%	2.72%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$7,613	$7,819	$9,317	$9,443	$7,812	$6,651
Portfolio turnover rateH	31%G	47%	42%	40%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$11.68	$11.72	$11.11	$11.53	$10.80
Income from Investment Operations
Net investment income (loss)A	.148	.266	.242	.253	.231	.219
Net realized and unrealized gain (loss)	–B	(.465)	(.044)	.607	(.419)	.730
Total from investment operations	.148	(.199)	.198	.860	(.188)	.949
Distributions from net investment income	(.148)	(.261)	(.238)	(.250)	(.225)	(.219)
Distributions from net realized gain	–	–	–	–	(.007)	–
Total distributions	(.148)	(.261)	(.238)	(.250)	(.232)	(.219)
Net asset value, end of period	$11.22	$11.22	$11.68	$11.72	$11.11	$11.53
Total ReturnC,D,E	1.34%	(1.72)%	1.75%	7.86%	(1.67)%	8.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.55%	1.54%	1.54%	1.55%	1.56%
Expenses net of fee waivers, if any	1.57%H	1.55%	1.54%	1.54%	1.55%	1.56%
Expenses net of all reductions	1.57%H	1.55%	1.54%	1.54%	1.55%	1.56%
Net investment income (loss)	2.70%H	2.33%	2.11%	2.25%	2.03%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$12,763	$14,836	$18,432	$20,816	$20,372	$11,713
Portfolio turnover rateI	31%H	47%	42%	40%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$11.68	$11.73	$11.11	$11.53	$10.81
Income from Investment Operations
Net investment income (loss)A	.209	.389	.367	.375	.358	.342
Net realized and unrealized gain (loss)	–B	(.463)	(.054)	.618	(.420)	.721
Total from investment operations	.209	(.074)	.313	.993	(.062)	1.063
Distributions from net investment income	(.209)	(.386)	(.363)	(.373)	(.351)	(.343)
Distributions from net realized gain	–	–	–	–	(.007)	–
Total distributions	(.209)	(.386)	(.363)	(.373)	(.358)	(.343)
Net asset value, end of period	$11.22	$11.22	$11.68	$11.73	$11.11	$11.53
Total ReturnC,D	1.90%	(.63)%	2.77%	9.14%	(.58)%	9.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.81%G	3.43%	3.20%	3.34%	3.13%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,130,548	$1,142,503	$991,210	$1,000,845	$800,365	$697,733
Portfolio turnover rateH	31%G	47%	42%	40%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$11.68	$11.73	$11.11	$11.53	$10.81
Income from Investment Operations
Net investment income (loss)A	.207	.385	.362	.369	.350	.336
Net realized and unrealized gain (loss)	(.001)	(.465)	(.054)	.618	(.418)	.720
Total from investment operations	.206	(.080)	.308	.987	(.068)	1.056
Distributions from net investment income	(.206)	(.380)	(.358)	(.367)	(.345)	(.336)
Distributions from net realized gain	–	–	–	–	(.007)	–
Total distributions	(.206)	(.380)	(.358)	(.367)	(.352)	(.336)
Net asset value, end of period	$11.22	$11.22	$11.68	$11.73	$11.11	$11.53
Total ReturnB,C	1.88%	(.68)%	2.72%	9.08%	(.63)%	9.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	3.77%F	3.38%	3.15%	3.29%	3.07%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$112,863	$129,845	$140,638	$158,470	$118,825	$65,882
Portfolio turnover rateG	31%F	47%	42%	40%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class Z

Six months ended (Unaudited) February 28,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.16
Income from Investment Operations
Net investment income (loss)B	.181
Net realized and unrealized gain (loss)	.055
Total from investment operations	.236
Distributions from net investment income	(.176)
Distributions from net realized gain	–
Total distributions	(.176)
Net asset value, end of period	$11.22
Total ReturnC,D	2.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	3.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,809
Portfolio turnover rateH	31%G

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund commenced sale of class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,208,958
Gross unrealized depreciation	(23,886,674)
Net unrealized appreciation (depreciation)	$(5,677,716)
Tax cost	$1,304,626,500

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,113,622)
Long-term	(173,812)
Total capital loss carryforward	$(4,287,434)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $140,154,344 and $200,858,742, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$43,795	$1,198
Class M	-%	.25%	9,494	–
Class C	.75%	.25%	68,461	3,889
			$121,750	$ 5,087

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,699
Class M	445
Class C(a)	342
$9,486

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$33,834.19
Class M	10,305.27
Class C	13,965.21
Corporate Bond	559,064.10
Class I	88,112.15
Class Z	777.05
	$706,057

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,752 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$714

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $175. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class I	$99

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Distributions to shareholders
Class A	$600,808	$–
Class M	127,332	–
Class C	183,079	–
Corporate Bond	21,182,877	–
Class I	2,285,873	–
Class Z	60,140	–
Total	$24,440,109	$–
From net investment income
Class A	$–	$1,167,291
Class M	–	246,317
Class C	–	385,348
Corporate Bond	–	35,907,219
Class I	–	4,513,360
Total	$–	$42,219,535

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019(a)	Year ended August 31, 2018	Six months ended February 28, 2019(a)	Year ended August 31, 2018
Class A
Shares sold	428,343	835,988	$4,735,031	$9,601,021
Reinvestment of distributions	53,305	100,826	589,554	1,148,607
Shares redeemed	(563,437)	(929,162)	(6,217,412)	(10,606,810)
Net increase (decrease)	(81,789)	7,652	$(892,827)	$142,818
Class M
Shares sold	38,235	178,640	$424,553	$2,044,754
Reinvestment of distributions	11,390	21,371	125,955	243,643
Shares redeemed	(68,441)	(300,395)	(755,808)	(3,452,063)
Net increase (decrease)	(18,816)	(100,384)	$(205,300)	$(1,163,666)
Class C
Shares sold	99,604	224,032	$1,097,776	$2,578,882
Reinvestment of distributions	16,400	33,501	181,301	381,886
Shares redeemed	(301,478)	(512,655)	(3,327,759)	(5,849,142)
Net increase (decrease)	(185,474)	(255,122)	$(2,048,682)	$(2,888,374)
Corporate Bond
Shares sold	13,959,602	46,084,368	$154,687,875	$524,819,506
Reinvestment of distributions	1,789,916	2,956,365	19,794,135	33,626,733
Shares redeemed	(16,875,148)	(32,031,396)	(186,323,623)	(365,871,641)
Net increase (decrease)	(1,125,630)	17,009,337	$(11,841,613)	$192,574,598
Class I
Shares sold	1,129,531	4,550,393	$12,509,341	$52,358,796
Reinvestment of distributions	203,438	385,788	2,249,028	4,393,276
Shares redeemed	(2,852,688)	(5,398,400)	(31,486,514)	(62,054,122)
Net increase (decrease)	(1,519,719)	(462,219)	$(16,728,145)	$(5,302,050)
Class Z
Shares sold	650,162	–	$7,131,624	$–
Reinvestment of distributions	5,106	–	56,793	–
Shares redeemed	(48,486)	–	(535,575)	–
Net increase (decrease)	606,782	–	$6,652,842	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019) for Class A, Class M, Class C, Corporate Bond Class and Class I and for the period (October 2, 2018 to February 28, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2019	Expenses Paid During Period
Class A	.80%
Actual		$1,000.00	1,000.00	3.97B
Hypothetical-C		$1,000.00	$1,020.83	4.01D
Class M	.88%
Actual		$1,000.00	1,000.00	4.36B
Hypothetical-C		$1,000.00	$1,020.43	4.41D
Class C	1.57%
Actual		$1,000.00	1,000.00	7.79B
Hypothetical-C		$1,000.00	$1,017.01	7.85D
Corporate Bond	.45%
Actual		$1,000.00	1,000.00	2.23B
Hypothetical-C		$1,000.00	$1,022.56	2.26D
Class I	.50%
Actual		$1,000.00	1,000.00	2.48B
Hypothetical-C		$1,000.00	$1,022.32	2.51D
Class Z	.36%
Actual		$1,000.00	1,000.00	1.48B
Hypothetical-C		$1,000.00	$1,023.01	1.81D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Corporate Bond Class and Class I and multiplied by 150/365 (to reflect the period October 2, 2018 to February 28, 2019) for Class Z. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

 D Hypothetical Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for 2017.

Fidelity Corporate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and the retail class ranked below the competitive median for 2017, the total expense ratio of Class C ranked equal to the competitive median for 2017, and the total expense ratio of Class M ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median because of higher transfer agency fees resulting from small average account size. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CBD-SANN-0419
1.907007.108

Fidelity® Conservative Income Bond Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 2/28/19
0 - 30	33.6%
31 - 90	22.8%
91 - 180	3.8%
181 - 397	3.0%
> 397	36.8%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	57.2%
U.S. Government and U.S. Government Agency Obligations	1.6%
Bank Notes	0.1%
Certificates of Deposit	14.6%
Commercial Paper	16.7%
Master Notes	1.2%
Cash and Cash Equivalents	8.6%

 * Foreign investments - 27.5%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
BellSouth Corp. 4.333% 4/26/19 (a)(b)	$50,000,000	$50,102,500
Entertainment - 0.2%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 3.197% 4/1/21 (a)(b)(c)	18,089,000	18,092,453
Media - 1.2%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 3.127% 10/1/20 (b)(c)	37,864,000	37,919,466
3 month U.S. LIBOR + 0.440% 3.237% 10/1/21 (b)(c)	51,485,000	51,480,920
3.3% 10/1/20	51,450,000	51,792,252
		141,192,638

TOTAL COMMUNICATION SERVICES		209,387,591

CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.5%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.7913% 2/21/20 (b)(c)	40,100,000	40,108,056
3 month U.S. LIBOR + 0.210% 2.9078% 2/12/21 (b)(c)	30,250,000	30,181,140
3 month U.S. LIBOR + 0.260% 3.0482% 6/16/20 (b)(c)	36,200,000	36,231,132
2% 11/13/19	30,000,000	29,866,910
3.15% 1/8/21	9,221,000	9,260,379
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 3.175% 4/6/20 (a)(b)(c)	25,659,000	25,672,627
3 month U.S. LIBOR + 0.410% 3.2069% 4/12/21 (a)(b)(c)	40,000,000	39,936,336
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.390% 3.1275% 5/4/20 (a)(b)(c)	32,743,000	32,634,650
3 month U.S. LIBOR + 0.530% 3.2626% 5/5/20 (a)(b)(c)	25,000,000	24,974,581
3 month U.S. LIBOR + 0.620% 3.3705% 10/30/19 (a)(b)(c)	25,348,000	25,401,037
3 month U.S. LIBOR + 0.630% 3.425% 1/6/20 (a)(b)(c)	35,000,000	35,040,193
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.6468% 4/9/21 (b)(c)	18,945,000	18,758,212
3 month U.S. LIBOR + 0.930% 3.7269% 4/13/20 (b)(c)	28,000,000	27,992,485
3 month U.S. LIBOR + 1.450% 4.147% 5/9/19 (b)(c)	4,930,000	4,936,931
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.770% 3.458% 11/13/20 (a)(b)(c)	15,000,000	15,021,251
		396,015,920
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.511% 10/22/20 (b)(c)	27,120,000	26,999,797
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 3.3189% 4/16/21 (b)(c)	25,059,000	24,911,451
		51,911,248
Tobacco - 0.3%
Bat Capital Corp. 3 month U.S. LIBOR + 0.590% 3.2829% 8/14/20 (b)(c)	10,500,000	10,466,712
Philip Morris International, Inc. 3 month U.S. LIBOR + 0.420% 3.0613% 2/21/20 (b)(c)	20,428,000	20,466,776
		30,933,488

TOTAL CONSUMER STAPLES		82,844,736

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.540% 3.237% 5/10/19 (b)(c)	10,161,000	10,168,272
1.768% 9/19/19	14,940,000	14,861,843
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 3.1259% 9/12/19 (b)(c)	20,000,000	20,031,420
2.125% 5/11/20	22,500,000	22,341,624
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.9588% 11/15/19 (b)(c)	50,041,000	50,039,933
		117,443,092
FINANCIALS - 43.3%
Banks - 30.5%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.171% 1/19/21 (a)(b)(c)	89,130,000	89,056,735
3 month U.S. LIBOR + 0.570% 3.2086% 8/27/21 (a)(b)(c)	39,300,000	39,302,790
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 3.421% 7/21/21 (b)(c)	61,446,000	61,649,386
3 month U.S. LIBOR + 0.870% 3.667% 4/1/19 (b)(c)	92,349,000	92,427,799
2.369% 7/21/21 (b)	46,000,000	45,541,557
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.8789% 8/28/20 (b)(c)	40,450,000	40,458,575
Bank of Montreal:
3 month U.S. LIBOR + 0.250% 3.0211% 9/11/19 (b)(c)	24,080,000	24,095,827
3 month U.S. LIBOR + 0.440% 3.2282% 6/15/20 (b)(c)	30,968,000	31,057,101
3 month U.S. LIBOR + 0.460% 3.2569% 4/13/21 (b)(c)	11,290,000	11,314,477
3 month U.S. LIBOR + 0.600% 3.3759% 12/12/19 (b)(c)	16,000,000	16,063,656
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 3.0939% 1/8/21 (b)(c)	20,050,000	20,034,237
3 month U.S. LIBOR + 0.390% 3.1869% 7/14/20 (b)(c)	13,902,000	13,925,728
3 month U.S. LIBOR + 0.620% 3.3713% 12/5/19 (b)(c)	18,495,000	18,563,949
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 3.251% 7/20/20 (a)(b)(c)	68,890,000	69,017,730
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 3.2589% 1/11/21 (b)(c)	109,510,000	108,727,805
3 month U.S. LIBOR + 0.550% 3.2885% 8/7/19 (b)(c)	37,000,000	37,008,897
3 month U.S. LIBOR + 0.650% 3.3885% 8/7/20 (b)(c)	32,150,000	32,113,022
BPCE SA 3.145% 7/31/20 (a)	51,500,000	51,506,110
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 3.2373% 1/15/20 (b)(c)	30,000,000	30,075,705
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 3.2589% 9/6/19 (b)(c)	65,258,000	65,383,889
Citibank NA:
3 month U.S. LIBOR + 0.320% 3.0563% 5/1/20 (b)(c)	35,000,000	35,036,152
3 month U.S. LIBOR + 0.340% 3.132% 3/20/19 (b)(c)	31,620,000	31,629,554
1.85% 9/18/19	35,500,000	35,324,102
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.5725% 1/10/20 (b)(c)	30,045,000	30,178,511
3 month U.S. LIBOR + 0.930% 3.6958% 6/7/19 (b)(c)	75,000,000	75,153,600
2.45% 1/10/20	38,688,000	38,534,308
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 3.2781% 3/2/20 (b)(c)	45,000,000	45,040,860
3 month U.S. LIBOR + 0.570% 3.2163% 5/26/20 (b)(c)	17,500,000	17,504,009
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.450% 3.2171% 3/10/20 (a)(b)(c)	25,000,000	25,076,251
3 month U.S. LIBOR + 0.640% 3.3785% 11/7/19 (a)(b)(c)	27,100,000	27,206,556
3 month U.S. LIBOR + 1.060% 3.8482% 3/15/19 (a)(b)(c)	25,678,000	25,687,097
Compass Bank 3 month U.S. LIBOR + 0.730% 3.5011% 6/11/21 (b)(c)	50,030,000	49,540,612
Credit Agricole SA:
3 month U.S. LIBOR + 0.800% 3.5873% 4/15/19 (a)(b)(c)	60,955,000	61,018,393
3 month U.S. LIBOR + 0.970% 3.7371% 6/10/20 (a)(b)(c)	600,000	604,373
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 5.0703% 4/16/21 (b)(c)	8,300,000	8,558,177
Fifth Third Bank:
3 month U.S. LIBOR + 0.440% 3.2048% 7/26/21 (b)(c)	25,488,000	25,428,274
3 month U.S. LIBOR + 0.590% 3.4116% 9/27/19 (b)(c)	37,445,000	37,523,859
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.2829% 5/18/21 (b)(c)	75,000,000	74,928,450
3 month U.S. LIBOR + 0.650% 3.4259% 9/11/21 (b)(c)	40,250,000	40,225,101
HSBC U.S.A., Inc. 3 month U.S. LIBOR + 0.610% 3.298% 11/13/19 (b)(c)	33,000,000	33,126,060
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 3.2771% 3/10/20 (b)(c)	28,473,000	28,559,850
3 month U.S. LIBOR + 0.550% 3.2826% 2/5/21 (b)(c)	55,050,000	55,049,621
ING Bank NV 3 month U.S. LIBOR + 1.130% 3.9538% 3/22/19 (a)(b)(c)	37,505,000	37,530,455
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.9681% 9/1/20 (b)(c)	30,000,000	29,980,434
3 month U.S. LIBOR + 0.290% 3.0263% 2/1/21 (b)(c)	30,050,000	30,043,723
3 month U.S. LIBOR + 0.340% 3.1048% 4/26/21 (b)(c)	20,000,000	19,992,280
3 month U.S. LIBOR + 0.370% 3.0529% 2/19/21 (b)(c)	54,500,000	54,551,666
3 month U.S. LIBOR + 0.590% 3.4138% 9/23/19 (b)(c)	25,631,000	25,703,129
U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.92% 10/19/20 (b)(c)	30,450,000	30,450,888
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 3.4181% 6/1/21 (b)(c)	32,397,000	32,456,803
3 month U.S. LIBOR + 0.955% 3.7274% 1/23/20 (b)(c)	74,869,000	75,374,694
3 month U.S. LIBOR + 1.100% 3.8658% 6/7/21 (b)(c)	19,974,000	20,217,629
2.75% 6/23/20	15,761,000	15,720,000
KeyBank NA 3 month U.S. LIBOR + 0.660% 3.3963% 2/1/22 (b)(c)	43,444,000	43,503,685
KeyCorp. 2.9% 9/15/20	29,995,000	30,003,636
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.2285% 5/7/21 (b)(c)	80,822,000	80,401,016
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 3.0406% 1/25/21 (b)(c)	8,240,000	8,202,499
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 3.4148% 7/26/21 (b)(c)	32,165,000	32,159,541
3 month U.S. LIBOR + 0.700% 3.3261% 3/7/22 (b)(c)	50,550,000	50,578,819
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.480% 4.2673% 4/12/21 (a)(b)(c)	9,000,000	9,132,169
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 3.1734% 5/22/20 (a)(b)(c)	56,650,000	56,896,842
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 3.0989% 5/29/20 (a)(b)(c)	42,125,000	42,252,007
2.5% 9/17/20 (a)	6,150,000	6,106,875
PNC Bank NA 3 month U.S. LIBOR + 0.360% 3.0429% 5/19/20 (b)(c)	40,430,000	40,492,987
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 3.1948% 4/26/21 (b)(c)	47,100,000	47,171,639
3 month U.S. LIBOR + 0.830% 3.6125% 1/10/22 (b)(c)	29,463,000	29,681,931
Regions Bank 3 month U.S. LIBOR + 0.500% 3.188% 8/13/21 (b)(c)	77,524,000	76,918,383
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 3.061% 7/22/20 (b)(c)	40,200,000	40,227,746
3 month U.S. LIBOR + 0.380% 3.1181% 3/2/20 (b)(c)	35,000,000	35,084,220
3 month U.S. LIBOR + 0.400% 3.1706% 1/25/21 (b)(c)	55,800,000	55,817,658
3 month U.S. LIBOR + 0.480% 3.2316% 7/29/19 (b)(c)	20,320,000	20,356,739
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 3.1129% 5/17/21 (a)(b)(c)	38,150,000	38,104,029
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.310% 3.0903% 10/18/19 (b)(c)	20,000,000	20,026,200
3 month U.S. LIBOR + 0.350% 3.1234% 1/17/20 (b)(c)	69,355,000	69,469,644
3 month U.S. LIBOR + 0.370% 3.1489% 10/16/20 (b)(c)	10,250,000	10,248,178
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.2648% 10/26/21 (b)(c)	30,000,000	29,992,210
3 month U.S. LIBOR + 0.530% 3.2744% 1/31/20 (b)(c)	6,700,000	6,719,899
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.470% 3.121% 5/24/21 (b)(c)	30,000,000	30,025,580
3 month U.S. LIBOR + 0.490% 3.2289% 9/6/19 (b)(c)	27,635,000	27,686,429
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 3.0482% 9/17/20 (b)(c)	50,400,000	50,415,261
3 month U.S. LIBOR + 0.280% 3.0511% 6/11/20 (b)(c)	51,000,000	51,080,004
3 month U.S. LIBOR + 0.440% 3.237% 7/2/19 (b)(c)	30,800,000	30,844,655
U.S. Bank NA:
3 month U.S. LIBOR + 0.250% 3.0293% 7/24/20(b)(c)	40,000,000	40,045,674
3 month U.S. LIBOR + 0.410% 3.1748% 4/26/19 (b)(c)	20,500,000	20,505,379
3% 2/4/21	57,400,000	57,535,180
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.460% 3.221% 4/22/19 (b)(c)	32,941,000	32,969,593
3 month U.S. LIBOR + 0.680% 3.4305% 1/30/20 (b)(c)	2,500,000	2,511,750
3 month U.S. LIBOR + 0.880% 3.641% 7/22/20 (b)(c)	11,411,000	11,464,061
3 month U.S. LIBOR + 1.025% 3.7898% 7/26/21 (b)(c)	33,952,000	34,424,818
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 3.0173% 1/15/20 (b)(c)	30,450,000	30,491,057
3 month U.S. LIBOR + 0.310% 3.0973% 1/15/21 (b)(c)	9,500,000	9,508,169
3 month U.S. LIBOR + 0.500% 3.2724% 7/23/21 (b)(c)	30,150,000	30,190,047
3 month U.S. LIBOR + 0.600% 3.251% 5/24/19 (b)(c)	14,860,000	14,879,036
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.85% 3/25/20 (b)(c)	50,750,000	50,732,965
Westpac Banking Corp. 3 month U.S. LIBOR + 0.560% 3.2429% 8/19/19 (b)(c)	40,500,000	40,575,621
		3,515,714,277
Capital Markets - 4.2%
Bank New York Mellon Corp. 3 month U.S. LIBOR + 0.300% 3.0361% 12/4/20 (b)(c)	44,900,000	44,944,592
Deutsche Bank AG New York Branch 3 month U.S. LIBOR + 0.815% 3.576% 1/22/21 (b)(c)	20,000,000	19,466,354
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.247% 2/10/21 (b)(c)	46,650,000	46,723,940
3 month U.S. LIBOR + 0.740% 3.5124% 7/23/19 (b)(c)	71,413,000	71,584,034
3 month U.S. LIBOR + 1.140% 3.9048% 1/27/20 (b)(c)	31,775,000	32,001,711
2.65% 1/27/20	20,277,000	20,219,166
5.5% 1/26/20	49,746,000	50,853,667
State Street Corp. 3 month U.S. LIBOR + 0.900% 3.5829% 8/18/20 (b)(c)	8,120,000	8,198,605
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.1663% 11/1/21 (b)(c)	39,090,000	39,074,939
UBS AG London Branch:
3 month U.S. LIBOR + 0.320% 2.9489% 5/28/19 (a)(b)(c)	35,400,000	35,416,496
3 month U.S. LIBOR + 0.480% 3.2181% 12/1/20 (a)(b)(c)	4,500,000	4,503,042
3 month U.S. LIBOR + 0.580% 3.3471% 6/8/20 (a)(b)(c)	80,900,000	81,189,784
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 3.3329% 8/14/19 (b)(c)	31,221,000	31,228,805
		485,405,135
Consumer Finance - 3.7%
American Express Co.:
3 month U.S. LIBOR + 0.600% 3.3326% 11/5/21 (b)(c)	20,000,000	20,029,520
3% 2/22/21	50,693,000	50,718,347
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 3.0675% 5/3/19 (b)(c)	20,000,000	20,006,195
3 month U.S. LIBOR + 0.430% 3.1681% 3/3/20 (b)(c)	35,000,000	35,074,351
3 month U.S. LIBOR + 0.550% 3.3507% 3/18/19 (b)(c)	41,713,000	41,726,348
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.4205% 7/30/21 (a)(b)(c)	19,113,000	18,972,056
3 month U.S. LIBOR + 0.950% 3.6881% 6/1/21 (a)(b)(c)	23,048,000	23,023,738
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 3.4578% 5/12/20 (b)(c)	26,340,000	26,443,977
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 3.2925% 1/10/20 (b)(c)	35,000,000	35,131,804
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 3.1675% 11/2/20 (b)(c)	21,450,000	20,946,292
3 month U.S. LIBOR + 0.790% 3.5659% 6/12/20 (b)(c)	8,372,000	8,278,148
3 month U.S. LIBOR + 0.830% 3.5278% 8/12/19 (b)(c)	15,273,000	15,258,577
3 month U.S. LIBOR + 1.000% 3.7968% 1/9/20 (b)(c)	14,000,000	13,976,892
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.8825% 1/10/20 (b)(c)	9,880,000	9,883,929
3 month U.S. LIBOR + 0.170% 2.9707% 9/18/20 (b)(c)	50,250,000	50,196,495
3 month U.S. LIBOR + 0.280% 3.0769% 4/13/21 (b)(c)	35,000,000	34,982,218
3.05% 1/8/21	7,044,000	7,072,901
		431,721,788
Diversified Financial Services - 0.4%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 3.2816% 6/25/21 (a)(b)(c)	20,759,000	20,748,226
Cigna Corp. 3 month U.S. LIBOR + 0.650% 3.4382% 9/17/21 (a)(b)(c)	20,488,000	20,385,030
		41,133,256
Insurance - 4.5%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.312% 9/20/21 (a)(b)(c)	24,102,000	24,074,956
Allstate Corp. 3 month U.S. LIBOR + 0.430% 3.233% 3/29/21 (b)(c)	14,727,000	14,641,435
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.300% 3.0648% 4/27/20 (a)(b)(c)	40,750,000	40,736,145
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.9084% 12/29/21 (b)(c)	23,954,000	23,980,849
3.5% 12/29/20	12,892,000	13,011,415
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.220% 3.0236% 9/19/19 (a)(b)(c)	50,250,000	50,305,727
3 month U.S. LIBOR + 0.230% 3.0339% 1/8/21 (a)(b)(c)	40,000,000	39,931,280
3 month U.S. LIBOR + 0.400% 3.1759% 6/12/20 (a)(b)(c)	15,000,000	15,034,121
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.94% 9/7/20 (a)(b)(c)	40,750,000	40,731,660
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 3.23% 1/15/21 (a)(b)(c)	44,450,000	44,530,882
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 2.957% 10/1/20 (a)(b)(c)	40,500,000	40,521,224
3 month U.S. LIBOR + 0.270% 3.0668% 4/9/20 (a)(b)(c)	25,000,000	25,044,508
3 month U.S. LIBOR + 0.320% 3.0544% 8/6/21 (a)(b)(c)	27,621,000	27,627,786
3 month U.S. LIBOR + 0.390% 3.1693% 10/24/19 (a)(b)(c)	30,000,000	30,066,402
2.95% 1/28/21 (a)	20,129,000	20,146,153
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 3.1669% 7/13/20 (a)(b)(c)	40,050,000	40,054,933
3 month U.S. LIBOR + 0.520% 3.3334% 6/28/21 (a)(b)(c)	25,100,000	25,047,331
		515,486,807

TOTAL FINANCIALS		4,989,461,263

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (b)(c)	22,143,000	22,067,865
Health Care Providers & Services - 1.3%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.4871% 3/9/21 (b)(c)	20,353,000	20,401,359
3.125% 3/9/20	66,319,000	66,426,862
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 3.3789% 11/30/20 (b)(c)	33,725,000	33,725,093
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 3.0482% 6/15/21 (b)(c)	28,166,000	28,135,228
		148,688,542
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 3.4516% 6/25/21 (a)(b)(c)	40,000,000	39,694,504

TOTAL HEALTH CARE		210,450,911

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.2%
General Dynamics Corp. 3 month U.S. LIBOR + 0.290% 2.987% 5/11/20 (b)(c)	27,351,000	27,399,548
Machinery - 3.1%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.130% 2.7589% 11/29/19 (b)(c)	16,000,000	15,998,359
3 month U.S. LIBOR + 0.180% 2.8638% 5/15/20 (b)(c)	50,600,000	50,606,411
3 month U.S. LIBOR + 0.230% 3.0182% 3/15/21 (b)(c)	20,000,000	19,965,064
3 month U.S. LIBOR + 0.250% 2.8963% 8/26/20 (b)(c)	57,500,000	57,485,050
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.9639% 1/8/21 (b)(c)	32,620,000	32,517,940
3 month U.S. LIBOR + 0.170% 2.9668% 10/9/20 (b)(c)	25,000,000	24,956,016
3 month U.S. LIBOR + 0.180% 2.975% 1/7/20 (b)(c)	40,000,000	40,042,238
3 month U.S. LIBOR + 0.240% 3.0159% 3/12/21 (b)(c)	40,000,000	39,908,779
3 month U.S. LIBOR + 0.260% 3.0271% 9/10/21 (b)(c)	20,000,000	19,908,052
3 month U.S. LIBOR + 0.420% 3.2025% 7/10/20 (b)(c)	50,650,000	50,737,395
		352,125,304

TOTAL INDUSTRIALS		379,524,852

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.2013% 6/5/20 (b)(c)	22,200,000	22,186,407
IT Services - 0.3%
IBM Credit LLC 3 month U.S. LIBOR + 0.470% 3.0989% 11/30/20 (b)(c)	32,400,000	32,517,874

TOTAL INFORMATION TECHNOLOGY		54,704,281

UTILITIES - 1.3%
Electric Utilities - 0.1%
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (b)(c)	5,047,000	5,044,427
Gas Utilities - 0.5%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.0289% 11/29/19 (b)(c)	26,271,000	26,156,721
3 month U.S. LIBOR + 0.550% 3.3259% 3/12/20 (b)(c)	34,207,000	34,012,020
		60,168,741
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 3.2216% 6/25/21 (b)(c)	30,250,000	30,174,375
Dominion Resources, Inc. 3 month U.S. LIBOR + 0.550% 3.2881% 6/1/19 (a)(b)(c)	15,000,000	15,006,028
Sempra Energy 3 month U.S. LIBOR + 0.250% 3.0373% 7/15/19 (b)(c)	38,875,000	38,796,235
		83,976,638

TOTAL UTILITIES		149,189,806

TOTAL NONCONVERTIBLE BONDS
(Cost $6,591,439,646)		6,589,022,452

U.S. Treasury Obligations - 1.6%
U.S. Treasury Notes:
0.875% 6/15/19	$112,000,000	$111,505,625
1.875% 12/31/19	78,148,000	77,714,522
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $189,619,687)		189,220,147

Bank Notes - 0.1%
Goldman Sachs Bank U.S.A. 3.2% 6/5/20
(Cost $9,151,651)	9,153,000	9,190,985

Certificates of Deposit - 14.6%
Bank of Montreal Chicago CD Program yankee:
1 month U.S. LIBOR + 0.150% 2.6541% 3/12/19 (b)(c)	39,500,000	39,502,923
3 month U.S. LIBOR + 0.100% 2.9134% 7/1/19 (b)(c)	39,750,000	39,761,424
Bank of Nova Scotia yankee U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.8% 5/16/19 (b)(c)	49,000,000	49,023,961
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee:
2.71% 5/29/19	35,000,000	35,012,541
2.72% 5/28/19	49,700,000	49,718,856
Credit Suisse AG yankee:
3 month U.S. LIBOR + 0.170% 2.967% 10/1/19 (b)(c)	48,250,000	48,280,098
3 month U.S. LIBOR + 0.340% 3.1368% 4/9/19 (b)(c)	50,000,000	50,014,875
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 2.82% 7/12/19 (b)(c)	40,000,000	40,034,040
Mitsubishi UFJ Trust & Banking Corp. yankee:
1 month U.S. LIBOR + 0.180% 2.6604% 3/18/19 (b)(c)	48,250,000	48,255,356
1 month U.S. LIBOR + 0.180% 2.6923% 3/7/19 (b)(c)	49,750,000	49,752,587
1 month U.S. LIBOR + 0.320% 2.8338% 6/4/19 (b)(c)	49,750,000	49,781,591
2.7% 3/1/19	31,000,000	31,000,220
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.190% 2.6704% 3/19/19 (b)(c)	38,250,000	38,254,552
1 month U.S. LIBOR + 0.310% 2.803% 5/28/19 (b)(c)	50,000,000	50,030,900
3 month U.S. LIBOR + 0.080% 2.8625% 7/9/19 (b)(c)	40,000,000	40,010,908
3 month U.S. LIBOR + 0.150% 2.9224% 4/23/19 (b)(c)	28,750,000	28,755,649
Nordea Bank Finland PLC yankee 1 month U.S. LIBOR + 0.170% 2.6679% 6/13/19 (b)(c)	47,750,000	47,761,794
Royal Bank of Canada yankee:
1 month U.S. LIBOR + 0.150% 2.6304% 3/18/19 (b)(c)	14,000,000	14,001,344
1 month U.S. LIBOR + 0.150% 2.6304% 3/19/19 (b)(c)	40,000,000	40,004,000
1 month U.S. LIBOR + 0.150% 2.6479% 3/13/19 (b)(c)	16,000,000	16,001,248
1 month U.S. LIBOR + 0.190% 2.6941% 6/12/19 (b)(c)	42,750,000	42,763,210
Skandinaviska Enskila Banken AB yankee 1 month U.S. LIBOR + 0.120% 2.6331% 3/6/19 (b)(c)	49,500,000	49,501,782
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.160% 2.6769% 3/11/19 (b)(c)	59,750,000	59,754,481
1 month U.S. LIBOR + 0.170% 2.6823% 9/9/19 (b)(c)	47,500,000	47,506,413
1 month U.S. LIBOR + 0.180% 2.694% 3/5/19 (b)(c)	49,750,000	49,751,891
2.7% 5/23/19	49,700,000	49,716,500
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.180% 2.7485% 6/11/19 (b)(c)	48,000,000	48,012,816
3 month U.S. LIBOR + 0.090% 2.8939% 7/8/19 (b)(c)	49,700,000	49,711,724
3 month U.S. LIBOR + 0.150% 2.9224% 4/23/19 (b)(c)	48,750,000	48,759,984
2.65% 4/30/19	24,000,000	24,004,154
2.7% 5/28/19	49,700,000	49,712,867
Svenska Handelsbanken AB yankee:
1 month U.S. LIBOR + 0.120% 2.6241% 8/12/19 (b)(c)	54,000,000	53,999,082
1 month U.S. LIBOR + 0.150% 2.664% 4/5/19 (b)(c)	49,600,000	49,606,002
1 month U.S. LIBOR + 0.170% 2.6548% 5/20/19 (b)(c)	39,750,000	39,760,733
1 month U.S. LIBOR + 0.300% 2.7804% 8/19/19 (b)(c)	39,750,000	39,782,436
3 month U.S. LIBOR + 0.050% 2.8439% 7/3/19 (b)(c)	40,000,000	40,010,404
Toronto-Dominion Bank yankee 1 month U.S. LIBOR + 0.140% 2.654% 3/5/19 (b)(c)	49,600,000	49,601,587
Wells Fargo Bank NA:
1 month U.S. LIBOR + 0.400% 2.8888% 12/16/19 (b)(c)	40,000,000	40,077,428
3 month U.S. LIBOR + 0.190% 2.9275% 5/3/19 (b)(c)	50,000,000	50,021,115
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,686,514,723)		1,687,013,476

Commercial Paper - 16.7%
American Electric Power Co., Inc.:
2.7% 3/13/19	5,000,000	4,995,194
2.76% 3/4/19	10,500,000	10,496,933
2.76% 3/15/19	4,500,000	4,494,994
2.81% 3/7/19	5,000,000	4,997,434
Amphenol Corp.:
2.6% 3/4/19	4,000,000	3,998,844
2.6% 3/5/19	10,000,000	9,996,379
2.83% 3/4/19	16,000,000	15,995,376
Anheuser-Busch InBev Worldwide, Inc.:
2.81% 4/23/19	29,700,000	29,580,428
2.87% 5/23/19	28,750,000	28,566,727
Atlantic Asset Securitization Corp. 1 month U.S. LIBOR + 0.300% 2.8138% 5/2/19 (b)(c)	30,500,000	30,514,945
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.150% 2.6399% 3/25/19 (b)(c)	30,000,000	30,003,960
2.6838% 5/2/19 (b)(c)	25,000,000	25,006,575
Bell Canada yankee:
2.84% 5/6/19	21,250,000	21,140,095
2.9% 5/2/19	40,000,000	39,805,820
2.93% 3/15/19	11,000,000	10,987,671
2.95% 6/21/19	39,750,000	39,393,653
2.97% 4/3/19	10,000,000	9,974,330
3.03% 4/8/19	40,000,000	39,881,788
3.03% 4/9/19	30,000,000	29,909,001
3.03% 4/16/19	13,500,000	13,451,638
3.06% 3/11/19	23,500,000	23,480,791
3.11% 4/3/19	20,000,000	19,948,660
BPCE SA yankee:
2.63% 6/10/19	49,750,000	49,390,133
2.65% 5/31/19	52,700,000	52,359,263
2.83% 5/3/19	40,000,000	39,823,504
Canadian Imperial Bank of Commerce 1 month U.S. LIBOR + 0.150% 2.6304% 3/18/19 (b)(c)	51,500,000	51,504,944
Catholic Health Initiatives 3.5% 3/25/19	14,500,000	14,475,299
Credit Agricole CIB yankee 2.66% 6/3/19	50,000,000	49,668,425
Credit Suisse AG yankee:
2.64% 6/7/19	40,000,000	39,714,772
2.84% 3/22/19	49,750,000	49,675,484
2.84% 5/1/19	25,000,000	24,890,510
2.87% 3/26/19	19,750,000	19,714,896
Dominion Resources, Inc.:
2.75% 4/1/19	5,000,000	4,987,849
2.75% 4/2/19	18,000,000	17,954,856
Duke Energy Corp.:
2.65% 3/1/19	16,700,000	16,698,764
2.81% 4/2/19	2,850,000	2,842,852
ERP Operating LP:
2.65% 3/1/19	4,500,000	4,499,667
2.7% 3/21/19	5,000,000	4,992,073
Eversource Energy:
2.65% 3/1/19	4,000,000	3,999,704
2.65% 3/1/19	9,000,000	8,999,334
HSBC Bank PLC 3 month U.S. LIBOR + 0.230% 3.0125% 4/10/19 (b)(c)	50,000,000	50,012,255
ING U.S. Funding LLC:
1 month U.S. LIBOR + 0.180% 2.6938% 6/3/19 (b)(c)	39,600,000	39,611,563
1 month U.S. LIBOR + 0.300% 2.8138% 3/4/19(b)(c)	39,750,000	39,751,749
J.P. Morgan Securities, LLC 1 month U.S. LIBOR + 0.160% 2.6769% 3/11/19 (b)(c)	40,000,000	40,003,000
Lam Research Corp. 2.77% 3/5/19	4,000,000	3,998,536
Mitsubishi UFJ Trust & Banking Corp. yankee 2.86% 3/20/19	30,000,000	29,959,383
Natexis Banques Populaires New York Branch 1 month U.S. LIBOR + 0.170% 2.6514% 3/18/19 (b)(c)	48,250,000	48,255,115
National Bank of Canada 1 month U.S. LIBOR + 0.150% 2.6638% 4/4/19 (b)(c)	24,750,000	24,754,257
Ontario Teachers' Finance Trust 1 month U.S. LIBOR + 0.250% 2.7311% 5/22/19 (b)(c)	49,750,000	49,772,736
Rogers Communications, Inc. yankee:
2.7% 3/1/19	16,000,000	15,998,837
2.71% 3/5/19	5,000,000	4,998,172
Sempra Global:
2.74% 4/9/19	4,750,000	4,735,486
2.82% 3/11/19	3,000,000	2,997,566
2.85% 3/13/19	4,750,000	4,745,434
2.85% 4/16/19	8,000,000	7,971,121
2.85% 4/25/19	5,000,000	4,978,308
Suncor Energy, Inc.:
yankee:
2.82% 4/12/19	9,000,000	8,970,373
2.82% 4/22/19	9,000,000	8,963,152
2.95% 5/6/19	15,000,000	14,921,303
2.97% 3/18/19	2,850,000	2,846,161
3% 4/18/19	2,000,000	1,992,457
3.05% 3/11/19	3,000,000	2,997,566
3.05% 4/18/19	13,000,000	12,950,969
3.1% 3/13/19	21,250,000	21,229,572
3.1% 3/19/19	23,000,000	22,967,200
2.8% 4/26/19	3,000,000	2,986,738
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.150% 2.6323% 3/21/19 (b)(c)	33,250,000	33,253,990
3 month U.S. LIBOR + 0.150% 2.847% 5/9/19 (b)(c)	48,750,000	48,762,075
3 month U.S. LIBOR + 0.170% 2.9348% 7/26/19 (b)(c)	49,000,000	49,025,431
TransCanada PipeLines Ltd.:
2.85% 3/7/19	31,400,000	31,383,882
2.87% 5/16/19	16,000,000	15,902,638
2.91% 4/23/19	35,000,000	34,853,840
3% 3/26/19	16,000,000	15,968,510
3.05% 4/11/19	33,750,000	33,641,561
3.05% 4/15/19	35,950,000	35,823,079
TransCanada PipeLines U.S.A. Ltd.:
2.9% 3/19/19 (a)	45,750,000	45,684,756
2.91% 4/23/19 (a)	13,750,000	13,692,580
2.92% 4/1/19 (a)	9,700,000	9,676,427
2.95% 3/5/19 (a)	39,500,000	39,485,559
UBS AG London Branch:
1 month U.S. LIBOR + 0.180% 2.6614% 3/18/19 (b)(c)	33,250,000	33,253,691
1 month U.S. LIBOR + 0.420% 2.913% 5/31/19 (b)(c)	30,000,000	30,027,210
3 month U.S. LIBOR + 0.320% 3.117% 4/2/19 (b)(c)	50,000,000	50,011,530
3 month U.S. LIBOR + 0.330% 3.1268% 4/9/19 (b)(c)	30,000,000	30,021,390
TOTAL COMMERCIAL PAPER
(Cost $1,926,277,917)		1,926,650,723

Master Notes - 1.2%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.350% 2.7639% 5/31/19 (b)(c)
(Cost $139,999,998)	140,000,000	139,999,998
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 2.44% (d)
(Cost $778,453,791)	778,350,995	778,506,666
	Maturity Amount	Value

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
3.09%, dated 9/24/18 due 3/22/19 (Collateralized by Mortgage Loan Obligations valued at $46,274,158, 5.54%, 7/8/33)	40,309,957	39,700,000
3.2%, dated 2/22/19 due 8/21/19 (Collateralized by Mortgage Loan Obligations valued at $76,638,186, 0.00% - 5.55%, 7/8/33 - 8/25/55)	68,783,200	67,699,039
3.29%, dated 2/1/19 due 8/1/19 (Collateralized by Mortgage Loan Obligations valued at $38,631,527, 5.54% - 6.91%, 7/8/33 - 6/15/35)	34,308,272	33,750,000
Morgan Stanley & Co., Inc. at 3.1%, dated:
12/11/18 due 3/11/19 (Collateralized by U.S. Treasury Obligations valued at $31,076,861, 0.00% - 10.75%, 3/21/19 - 3/30/67)(b)(c)(e)	30,484,437	30,249,976
2/5/19 due 5/6/19 (Collateralized by Equity Securities valued at $37,287,136)(b)(c)(e)	34,011,562	33,750,000
TOTAL REPURCHASE AGREEMENTS
(Cost $205,150,000)		205,149,015
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,526,607,413)		11,524,753,462
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,002,465)
NET ASSETS - 100%		$11,523,750,997

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,676,705,374 or 14.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,527,121
Total	$9,527,121

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$6,589,022,452	$--	$6,589,022,452	$--
U.S. Government and Government Agency Obligations	189,220,147	--	189,220,147	--
Bank Notes	9,190,985	--	9,190,985	--
Certificates of Deposit	1,687,013,476	--	1,687,013,476	--
Commercial Paper	1,926,650,723	--	1,926,650,723	--
Master Notes	139,999,998	--	139,999,998	--
Money Market Funds	778,506,666	778,506,666	--	--
Repurchase Agreements	205,149,015	--	205,149,015	--
Total Investments in Securities:	$11,524,753,462	$778,506,666	$10,746,246,796	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.5%
Canada	12.0%
United Kingdom	6.0%
France	2.8%
Netherlands	1.8%
Japan	1.7%
Australia	1.4%
Sweden	1.2%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $205,149,015) — See accompanying schedule: Unaffiliated issuers (cost $10,748,153,622)	$10,746,246,796
Fidelity Central Funds (cost $778,453,791)	778,506,666
Total Investment in Securities (cost $11,526,607,413)		$11,524,753,462
Receivable for fund shares sold		32,162,174
Interest receivable		37,260,084
Distributions receivable from Fidelity Central Funds		1,491,518
Receivable from investment adviser for expense reductions		1,058,058
Total assets		11,596,725,296
Liabilities
Payable for investments purchased	$50,550,000
Payable for fund shares redeemed	10,118,962
Distributions payable	8,855,993
Accrued management fee	2,864,775
Other affiliated payables	584,569
Total liabilities		72,974,299
Net Assets		$11,523,750,997
Net Assets consist of:
Paid in capital		$11,527,099,654
Total distributable earnings (loss)		(3,348,657)
Net Assets		$11,523,750,997
Net Asset Value and Maximum Offering Price
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($2,593,458,826 ÷ 258,644,283 shares)		$10.03
Institutional Class:
Net Asset Value, offering price and redemption price per share ($8,930,292,171 ÷ 890,616,154 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$143,006,372
Income from Fidelity Central Funds		9,527,121
Total income		152,533,493
Expenses
Management fee	$16,625,453
Transfer agent fees	3,395,848
Independent trustees' fees and expenses	25,722
Commitment fees	14,090
Total expenses before reductions	20,061,113
Expense reductions	(5,058,211)
Total expenses after reductions		15,002,902
Net investment income (loss)		137,530,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(43,833)
Fidelity Central Funds	(26,041)
Total net realized gain (loss)		(69,874)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,069,829)
Fidelity Central Funds	26,041
Total change in net unrealized appreciation (depreciation)		(11,043,788)
Net gain (loss)		(11,113,662)
Net increase (decrease) in net assets resulting from operations		$126,416,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$137,530,591	$159,578,154
Net realized gain (loss)	(69,874)	313,537
Change in net unrealized appreciation (depreciation)	(11,043,788)	(2,559,662)
Net increase (decrease) in net assets resulting from operations	126,416,929	157,332,029
Distributions to shareholders	(138,469,560)	–
Distributions to shareholders from net investment income	–	(159,528,195)
Total distributions	(138,469,560)	(159,528,195)
Share transactions - net increase (decrease)	1,182,221,952	2,909,584,492
Total increase (decrease) in net assets	1,170,169,321	2,907,388,326
Net Assets
Beginning of period	10,353,581,676	7,446,193,350
End of period	$11,523,750,997	$10,353,581,676
Other Information
Distributions in excess of net investment income end of period		$(487,673)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.04	$10.03	$10.02	$10.04	$10.04
Income from Investment Operations
Net investment income (loss)A	.121	.180	.106	.073	.034	.031
Net realized and unrealized gain (loss)	(.010)	(.004)	.011	.010	(.018)	.004
Total from investment operations	.111	.176	.117	.083	.016	.035
Distributions from net investment income	(.121)	(.176)	(.105)	(.072)	(.034)	(.032)
Distributions from net realized gain	–	–	(.002)	(.001)	(.002)	(.003)
Total distributions	(.121)	(.176)	(.107)	(.073)	(.036)	(.035)
Net asset value, end of period	$10.03	$10.04	$10.04	$10.03	$10.02	$10.04
Total ReturnB,C	1.12%	1.77%	1.17%	.83%	.16%	.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%F	.35%	.35%	.36%	.40%	.40%
Expenses net of all reductions	.35%F	.35%	.35%	.36%	.40%	.40%
Net investment income (loss)	2.43%F	1.80%	1.06%	.73%	.34%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,593,459	$2,432,108	$1,818,466	$1,416,938	$1,047,633	$1,495,214
Portfolio turnover rateG	45%F	40%	45%	54%	44%	66%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Bond Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.04	$10.03	$10.02	$10.04	$10.04
Income from Investment Operations
Net investment income (loss)A	.125	.190	.116	.083	.044	.041
Net realized and unrealized gain (loss)	(.009)	(.004)	.011	.010	(.018)	.004
Total from investment operations	.116	.186	.127	.093	.026	.045
Distributions from net investment income	(.126)	(.186)	(.115)	(.082)	(.044)	(.042)
Distributions from net realized gain	–	–	(.002)	(.001)	(.002)	(.003)
Total distributions	(.126)	(.186)	(.117)	(.083)	(.046)	(.045)
Net asset value, end of period	$10.03	$10.04	$10.04	$10.03	$10.02	$10.04
Total ReturnB,C	1.17%	1.87%	1.27%	.93%	.26%	.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%F	.25%	.25%	.26%	.30%	.30%
Expenses net of all reductions	.25%F	.25%	.25%	.26%	.30%	.30%
Net investment income (loss)	2.53%F	1.90%	1.16%	.83%	.44%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$8,930,292	$7,921,474	$5,627,727	$3,912,804	$2,687,926	$2,421,104
Portfolio turnover rateG	45%F	40%	45%	54%	44%	66%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,325,706
Gross unrealized depreciation	(8,179,782)
Net unrealized appreciation (depreciation)	$(1,854,076)
Tax cost	$11,526,607,538

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,978,223,389 and $1,349,683,774, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$1,249,878
Institutional Class	2,145,970
$3,395,848

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,090 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$663,971
Institutional Class	.25%	4,388,580
		$5,052,551

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5,660.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018
Distributions to shareholders
Conservative Income Bond	$30,263,265	$–
Institutional Class	108,206,295	–
Total	$138,469,560	$–
From net investment income
Conservative Income Bond	$–	$36,396,057
Institutional Class	–	123,132,138
Total	$–	$159,528,195

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018	Six months ended February 28, 2019	Year ended August 31, 2018
Conservative Income Bond
Shares sold	107,828,750	189,356,458	$1,080,798,598	$1,900,758,129
Reinvestment of distributions	2,650,950	3,198,306	26,569,479	32,104,577
Shares redeemed	(94,120,118)	(131,364,234)	(943,390,570)	(1,318,666,415)
Net increase (decrease)	16,359,582	61,190,530	$163,977,507	$614,196,291
Institutional Class
Shares sold	307,307,044	609,590,552	$3,080,840,574	$6,118,710,290
Reinvestment of distributions	5,881,440	8,449,081	58,946,431	84,811,839
Shares redeemed	(211,704,701)	(389,350,553)	(2,121,542,560)	(3,908,133,928)
Net increase (decrease)	101,483,783	228,689,080	$1,018,244,445	$2,295,388,201

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Conservative Income Bond	.35%
Actual		$1,000.00	$1,011.20	$1.75
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,011.70	$1.25
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in February 2018.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for 2017.

Fidelity Conservative Income Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2017.

The Board further considered that FMR has contractually agreed to reimburse Institutional Class and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% and 0.35% through October 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FCV-SANN-0419
1.924092.107

Fidelity® Series Short-Term Credit Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	4.7%
AAA	23.4%
AA	5.3%
A	24.3%
BBB	37.1%
BB and Below	3.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	66.4%
U.S. Government and U.S. Government Agency Obligations	4.7%
Asset-Backed Securities	17.8%
CMOs and Other Mortgage Related Securities	6.7%
Municipal Bonds	0.5%
Other Investments	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 17.2%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
2.45% 6/30/20	$18,830,000	$18,696,285
3.6% 2/17/23	3,089,000	3,108,404
BellSouth Corp. 4.333% 4/26/19 (a)(b)	4,000,000	4,008,200
Verizon Communications, Inc.:
1.75% 8/15/21	4,822,000	4,720,256
2.946% 3/15/22	3,294,000	3,292,479
3.125% 3/16/22	8,000,000	8,036,021
		41,861,645
Entertainment - 0.4%
NBCUniversal, Inc. 5.15% 4/30/20	5,500,000	5,641,945
Time Warner, Inc. 4.75% 3/29/21	2,057,000	2,129,077
		7,771,022
Media - 2.4%
21st Century Fox America, Inc. 4.5% 2/15/21	9,320,000	9,566,189
CBS Corp. 2.3% 8/15/19	3,730,000	3,721,008
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,900,000	5,926,696
4.464% 7/23/22	7,000,000	7,180,015
Comcast Corp.:
3.3% 10/1/20	5,150,000	5,184,258
3.45% 10/1/21	5,150,000	5,209,824
5.15% 3/1/20	5,000,000	5,110,721
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.502% 9/20/19 (b)(c)	3,630,000	3,635,006
		45,533,717

TOTAL COMMUNICATION SERVICES		95,166,384

CONSUMER DISCRETIONARY - 4.2%
Automobiles - 3.6%
American Honda Finance Corp.:
2% 2/14/20	500,000	496,508
2.65% 2/12/21	7,000,000	6,977,709
3.15% 1/8/21	1,525,000	1,531,513
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	8,250,000	8,295,158
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	2,300,000	2,289,711
2.2% 5/5/20 (a)	5,350,000	5,288,754
2.25% 3/2/20 (a)	3,200,000	3,173,821
2.3% 1/6/20 (a)	4,700,000	4,670,288
2.3% 2/12/21 (a)	4,350,000	4,272,990
2.45% 5/18/20 (a)	2,200,000	2,179,097
3.35% 5/4/21 (a)	5,000,000	4,993,332
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,400,000	4,382,716
2.45% 11/6/20	5,400,000	5,308,560
2.65% 4/13/20	3,293,000	3,272,793
4.2% 11/6/21	10,000,000	10,127,767
		67,260,717
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	3,578,000	3,553,013
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	3,012,000	2,973,954
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,506,662

TOTAL CONSUMER DISCRETIONARY		78,294,346

CONSUMER STAPLES - 3.7%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,446,716
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.3838% 11/15/21 (b)(c)	5,125,000	5,101,697
Diageo Capital PLC 3% 5/18/20	5,500,000	5,508,059
		14,056,472
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	8,750,000	8,703,647
Food Products - 0.9%
Conagra Brands, Inc. 3.8% 10/22/21	4,115,000	4,150,019
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.3189% 4/16/21 (b)(c)	5,000,000	4,970,560
3.2% 4/16/21	834,000	836,134
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 3.0789% 5/30/19 (b)(c)	4,137,000	4,136,928
2.65% 8/15/19	3,150,000	3,144,823
		17,238,464
Tobacco - 1.5%
Altria Group, Inc.:
3.49% 2/14/22	1,452,000	1,460,522
3.8% 2/14/24	1,753,000	1,752,226
4.75% 5/5/21	3,838,000	3,968,247
Bat Capital Corp. 2.297% 8/14/20	10,400,000	10,246,637
BAT International Finance PLC 2.75% 6/15/20 (a)	5,000,000	4,963,361
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	2,400,000	2,381,169
Philip Morris International, Inc. 2.625% 2/18/22	1,377,000	1,357,653
Reynolds American, Inc. 3.25% 6/12/20	2,489,000	2,486,606
		28,616,421

TOTAL CONSUMER STAPLES		68,615,004

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp. 4.85% 3/15/21	509,000	522,939
BP Capital Markets PLC 2.315% 2/13/20	3,962,000	3,945,017
Cenovus Energy, Inc. 3% 8/15/22	3,677,000	3,553,234
DCP Midstream Operating LP 2.7% 4/1/19	238,000	237,714
Devon Energy Corp. 3.25% 5/15/22	6,945,000	6,918,136
Energy Transfer Partners LP:
3.6% 2/1/23	2,641,000	2,629,669
4.2% 9/15/23	1,337,000	1,363,684
Enterprise Products Operating LP:
2.55% 10/15/19	6,011,000	6,000,675
2.8% 2/15/21	1,688,000	1,680,156
EOG Resources, Inc. 2.45% 4/1/20	5,467,000	5,434,778
EQT Corp. 2.5% 10/1/20	2,054,000	2,017,182
Kinder Morgan, Inc. 3.05% 12/1/19	5,497,000	5,498,045
MPLX LP:
3.375% 3/15/23	3,922,000	3,906,875
4.5% 7/15/23	795,000	821,719
Petroleos Mexicanos 5.375% 3/13/22	14,500,000	14,529,000
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.2463% 2/26/21 (b)(c)	4,543,000	4,538,121
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,885,000	3,861,869
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,011,751
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,476,000	3,536,162
TransCanada PipeLines Ltd. 2.125% 11/15/19	4,510,000	4,488,217
Western Gas Partners LP 5.375% 6/1/21	7,361,000	7,583,508
Williams Partners LP 3.6% 3/15/22	9,400,000	9,449,978
		97,528,429
FINANCIALS - 30.4%
Banks - 15.4%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.171% 1/19/21 (a)(b)(c)	5,000,000	4,995,890
3.4% 8/27/21 (a)	6,991,000	7,031,953
Bank of America Corp.:
2.369% 7/21/21 (b)	4,000,000	3,960,135
2.625% 10/19/20	13,000,000	12,925,153
3.124% 1/20/23 (b)	15,000,000	14,924,463
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 3.251% 7/20/20 (a)(b)(c)	5,500,000	5,510,198
Barclays Bank PLC 2.65% 1/11/21	7,900,000	7,817,884
Barclays PLC 2.75% 11/8/19	5,000,000	4,980,850
BPCE SA 3.145% 7/31/20 (a)	4,000,000	4,000,475
Citigroup, Inc.:
2.05% 6/7/19	8,500,000	8,482,732
2.4% 2/18/20	3,174,000	3,158,046
2.45% 1/10/20	10,000,000	9,960,274
2.75% 4/25/22	7,300,000	7,206,706
3.142% 1/24/23 (b)	10,000,000	9,962,295
Citizens Bank NA:
2.25% 3/2/20	4,850,000	4,813,465
2.45% 12/4/19	1,855,000	1,848,544
2.55% 5/13/21	2,684,000	2,650,068
Compass Bank 3.5% 6/11/21	3,301,000	3,293,436
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	15,000,000	15,029,584
Danske Bank A/S 3.875% 9/12/23 (a)	2,500,000	2,426,669
Fifth Third Bancorp 2.875% 7/27/20	2,389,000	2,385,413
HSBC Holdings PLC 3 month U.S. LIBOR + 0.600% 3.2829% 5/18/21 (b)(c)	7,000,000	6,993,322
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 3.2826% 2/5/21 (b)(c)	4,250,000	4,249,971
3.25% 5/14/21	5,000,000	5,018,035
ING Bank NV 2.7% 8/17/20 (a)	1,228,000	1,221,080
ING Groep NV 3.15% 3/29/22	8,650,000	8,569,275
JPMorgan Chase & Co.:
2.55% 10/29/20	33,000,000	32,782,746
3.514% 6/18/22 (b)	10,500,000	10,597,204
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.2285% 5/7/21 (b)(c)	5,000,000	4,973,956
Mitsubishi UFJ Financial Group, Inc.:
2.95% 3/1/21	1,748,000	1,740,100
3.218% 3/7/22	4,000,000	4,001,709
3.535% 7/26/21	5,000,000	5,032,415
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,700,000	6,666,797
Regions Financial Corp. 2.75% 8/14/22	4,268,000	4,180,649
Royal Bank of Canada:
2.15% 10/26/20	5,350,000	5,286,710
3.2% 4/30/21	5,500,000	5,530,870
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	4,000,000	4,084,892
Sumitomo Mitsui Banking Corp. 2.514% 1/17/20	5,900,000	5,880,188
SunTrust Bank 2.25% 1/31/20	6,800,000	6,758,975
The Toronto-Dominion Bank 2.5% 12/14/20	3,598,000	3,573,346
Wells Fargo Bank NA 3.325% 7/23/21 (b)	10,000,000	10,025,583
Westpac Banking Corp.:
2.15% 3/6/20	2,250,000	2,235,686
4.875% 11/19/19	2,000,000	2,029,407
ZB, National Association 3.5% 8/27/21	4,421,000	4,432,560
Zions Bancorp. 3.35% 3/4/22	1,514,000	1,513,576
		284,743,285
Capital Markets - 5.6%
Cboe Global Markets, Inc. 1.95% 6/28/19	4,227,000	4,218,643
Deutsche Bank AG 2.7% 7/13/20	12,011,000	11,789,665
Deutsche Bank AG London Branch 2.85% 5/10/19	5,630,000	5,624,370
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,000,000	11,820,197
3% 4/26/22	12,000,000	11,920,613
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,754,000	2,743,353
Moody's Corp.:
2.75% 12/15/21	1,395,000	1,376,755
3.25% 6/7/21	2,377,000	2,376,363
5.5% 9/1/20	5,734,000	5,926,217
Morgan Stanley:
2.625% 11/17/21	19,750,000	19,481,244
2.65% 1/27/20	15,750,000	15,705,078
S&P Global, Inc. 3.3% 8/14/20	2,495,000	2,502,886
UBS AG London Branch 2.2% 6/8/20 (a)	8,500,000	8,414,065
UBS AG Stamford Branch 2.375% 8/14/19	500,000	499,289
		104,398,738
Consumer Finance - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	1,689,000	1,677,818
4.45% 12/16/21	1,037,000	1,050,625
American Express Credit Corp.:
2.2% 3/3/20	4,500,000	4,471,572
2.25% 5/5/21	5,500,000	5,418,781
2.6% 9/14/20	6,000,000	5,972,208
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.4205% 7/30/21 (a)(b)(c)	4,005,000	3,975,466
3 month U.S. LIBOR + 0.950% 3.6881% 6/1/21 (a)(b)(c)	3,939,000	3,934,854
Capital One Financial Corp. 2.5% 5/12/20	9,500,000	9,436,029
Ford Motor Credit Co. LLC:
1.897% 8/12/19	2,250,000	2,238,442
2.262% 3/28/19	6,400,000	6,396,732
2.343% 11/2/20	2,500,000	2,438,058
2.425% 6/12/20	16,500,000	16,246,947
2.597% 11/4/19	2,500,000	2,493,272
3.336% 3/18/21	8,500,000	8,341,389
4.14% 2/15/23	2,500,000	2,417,763
Hyundai Capital America 2% 7/1/19 (a)	4,500,000	4,486,158
Synchrony Financial 3% 8/15/19	2,216,000	2,214,579
Toyota Motor Credit Corp. 3.05% 1/8/21	1,175,000	1,179,821
		84,390,514
Diversified Financial Services - 2.2%
AIG Global Funding:
2.15% 7/2/20 (a)	5,496,000	5,432,248
3.35% 6/25/21 (a)	5,000,000	5,015,321
AXA Equitable Holdings, Inc. 3.9% 4/20/23	417,000	420,255
Brixmor Operating Partnership LP 3.875% 8/15/22	5,111,000	5,113,899
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 3.1382% 3/17/20 (a)(b)(c)	3,000,000	2,996,580
3 month U.S. LIBOR + 0.650% 3.4382% 9/17/21 (a)(b)(c)	2,500,000	2,487,435
3.2% 9/17/20 (a)	3,000,000	3,002,409
GE Capital International Funding Co. 2.342% 11/15/20	10,500,000	10,322,572
USAA Capital Corp. 3% 7/1/20 (a)	5,500,000	5,497,669
		40,288,388
Insurance - 2.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,161,000	1,149,663
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.312% 9/20/21 (a)(b)(c)	4,799,000	4,793,615
Aon Corp. 5% 9/30/20	2,877,000	2,949,892
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,698,000	2,770,791
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,316,000	5,290,721
2.75% 1/30/22	2,497,000	2,471,153
3.5% 12/29/20	2,141,000	2,160,831
Metropolitan Life Global Funding I 2.05% 6/12/20 (a)	5,500,000	5,439,972
New York Life Global Funding 1.5% 10/24/19 (a)	5,000,000	4,961,068
Principal Life Global Funding II 2.2% 4/8/20 (a)	6,210,000	6,162,961
Protective Life Global Funding 2.161% 9/25/20 (a)	5,500,000	5,417,624
Unum Group 5.625% 9/15/20	4,624,000	4,775,807
		48,344,098

TOTAL FINANCIALS		562,165,023

HEALTH CARE - 6.8%
Biotechnology - 0.4%
AbbVie, Inc. 2.5% 5/14/20	8,336,000	8,280,632
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories 2.9% 11/30/21	3,620,000	3,616,127
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (b)(c)	5,523,000	5,504,260
2.404% 6/5/20	11,000,000	10,885,763
Boston Scientific Corp. 3.45% 3/1/24	1,437,000	1,441,687
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.5536% 3/19/21 (b)(c)	3,401,000	3,385,880
		24,833,717
Health Care Providers & Services - 2.3%
Cigna Corp. 3.4% 9/17/21 (a)	3,693,000	3,712,157
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.4871% 3/9/21 (b)(c)	5,000,000	5,011,880
2.8% 7/20/20	5,200,000	5,172,838
3.35% 3/9/21	6,614,000	6,632,250
3.7% 3/9/23	5,000,000	5,030,690
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	2,489,000	2,504,751
Express Scripts Holding Co.:
2.6% 11/30/20	991,000	981,438
4.75% 11/15/21	1,759,000	1,828,313
Humana, Inc. 2.5% 12/15/20	2,920,000	2,885,474
UnitedHealth Group, Inc. 3.35% 7/15/22	4,000,000	4,050,916
WellPoint, Inc. 3.125% 5/15/22	4,400,000	4,390,090
		42,200,797
Pharmaceuticals - 2.8%
Actavis Funding SCS:
3% 3/12/20	10,916,000	10,902,847
3.45% 3/15/22	5,500,000	5,475,824
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	5,500,000	5,492,365
GlaxoSmithKline Capital PLC 3.125% 5/14/21	5,000,000	5,032,566
Mylan NV:
2.5% 6/7/19	4,297,000	4,291,096
3.15% 6/15/21	2,200,000	2,174,928
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	11,000,000	10,923,066
2.4% 9/23/21	2,324,000	2,271,152
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	1,374,000	1,365,683
2.2% 7/21/21	3,250,000	3,087,943
Zoetis, Inc. 3.45% 11/13/20	484,000	486,467
		51,503,937

TOTAL HEALTH CARE		126,819,083

INDUSTRIALS - 3.5%
Aerospace & Defense - 1.2%
General Dynamics Corp. 3% 5/11/21	9,000,000	9,035,200
Northrop Grumman Corp. 2.08% 10/15/20	11,000,000	10,849,336
Rockwell Collins, Inc. 1.95% 7/15/19	1,892,000	1,885,674
United Technologies Corp. 3.35% 8/16/21	1,256,000	1,267,818
		23,038,028
Airlines - 0.5%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,479,100
3.4% 4/19/21	3,388,000	3,382,918
		8,862,018
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	110,000	109,370
Machinery - 0.8%
John Deere Capital Corp. 2.35% 1/8/21	11,000,000	10,911,452
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.8382% 9/15/21 (b)(c)	4,247,000	4,237,104
		15,148,556
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.125% 1/15/20	2,219,000	2,200,288
2.5% 3/1/21	2,533,000	2,480,814
3.5% 1/15/22	5,000,000	4,980,319
International Lease Finance Corp.:
5.875% 4/1/19	4,000,000	4,006,248
5.875% 8/15/22	4,500,000	4,783,953
		18,451,622

TOTAL INDUSTRIALS		65,609,594

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 1.4%
Amphenol Corp. 2.2% 4/1/20	7,313,000	7,238,922
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	9,500,000	9,496,770
5.45% 6/15/23 (a)	5,020,000	5,274,894
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.2013% 6/5/20 (b)(c)	4,813,000	4,810,053
		26,820,639
IT Services - 0.3%
The Western Union Co.:
3.35% 5/22/19	800,000	797,896
4.25% 6/9/23	5,000,000	5,105,490
		5,903,386
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,259,000	3,263,216

TOTAL INFORMATION TECHNOLOGY		35,987,241

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	2,636,000	2,624,428
The Mosaic Co. 3.25% 11/15/22	1,549,000	1,534,999
		4,159,427
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
ERP Operating LP 2.375% 7/1/19	1,681,000	1,678,348
Simon Property Group LP 2.35% 1/30/22	82,000	80,503
		1,758,851
Real Estate Management & Development - 0.6%
Digital Realty Trust LP:
2.75% 2/1/23	1,701,000	1,638,638
3.4% 10/1/20	3,359,000	3,368,960
3.95% 7/1/22	1,849,000	1,872,248
Washington Prime Group LP 3.85% 4/1/20	3,830,000	3,787,242
		10,667,088

TOTAL REAL ESTATE		12,425,939

UTILITIES - 4.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc. 2.15% 11/13/20	2,814,000	2,774,795
Duke Energy Corp. 1.8% 9/1/21	1,305,000	1,263,429
Edison International 2.125% 4/15/20	5,500,000	5,347,100
Eversource Energy 2.5% 3/15/21	2,860,000	2,827,821
Exelon Corp.:
2.85% 6/15/20	7,475,000	7,453,489
3.497% 6/1/22 (b)	4,046,000	4,016,896
ITC Holdings Corp. 2.7% 11/15/22	2,814,000	2,729,319
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (b)(c)	1,363,000	1,362,305
		27,775,154
Gas Utilities - 0.7%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.0289% 11/29/19 (b)(c)	4,400,000	4,380,860
3 month U.S. LIBOR + 0.550% 3.3259% 3/12/20 (b)(c)	7,936,000	7,890,765
		12,271,625
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	567,000	556,537
Multi-Utilities - 2.4%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	4,395,000	4,359,302
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	990,863
Consolidated Edison, Inc. 2% 3/15/20	1,214,000	1,204,616
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	2,558,000	2,353,360
1.6% 8/15/19	3,596,000	3,574,772
2% 8/15/21	1,981,000	1,921,236
NiSource, Inc. 3.65% 6/15/23	1,323,000	1,334,472
Public Service Enterprise Group, Inc. 1.6% 11/15/19	2,155,000	2,134,851
Sempra Energy:
1.625% 10/7/19	3,805,000	3,771,882
2.4% 2/1/20	6,000,000	5,959,126
WEC Energy Group, Inc. 3.375% 6/15/21	5,123,000	5,143,807
Wisconsin Energy Corp. 2.45% 6/15/20	11,000,000	10,911,154
		43,659,441

TOTAL UTILITIES		84,262,757

TOTAL NONCONVERTIBLE BONDS
(Cost $1,237,061,891)		1,231,033,227

U.S. Treasury Obligations - 4.5%
U.S. Treasury Notes:
1.75% 11/30/21	$7,000,000	$6,860,000
1.875% 9/30/22	35,500,000	34,731,749
2% 12/31/21	14,000,000	13,811,328
2.125% 12/31/22	28,000,000	27,599,687
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $83,636,448)		83,002,764

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
4.5% 6/1/19 to 7/1/20	280	280
5.5% 11/1/34	1,945,546	2,104,176
7.5% 11/1/31	384	437

TOTAL FANNIE MAE		2,104,893

Freddie Mac - 0.1%
4% 9/1/25 to 4/1/26	977,450	1,004,255
5% 4/1/20	5,458	5,489
8.5% 5/1/26 to 7/1/28	29,066	32,822

TOTAL FREDDIE MAC		1,042,566

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	203,641	227,144
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,461,347)		3,374,603

Asset-Backed Securities - 17.8%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$230,841	$236,088
Ally Auto Receivables Trust Series 2019-1 Class A3, 2.91% 9/15/23	3,026,000	3,030,475
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	4,889,000	4,864,225
Series 2018-2 Class A, 3.29% 5/15/23	5,580,000	5,621,861
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	4,429,000	4,452,314
Series 2018-6 Class A, 3.06% 2/15/24	4,378,000	4,410,413
Series 2019-1 Class A, 2.87% 10/15/24	1,532,000	1,535,142
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	5,206,000	5,140,797
Series 2018-A1 Class A1, 2.7% 7/17/23	5,564,000	5,557,964
Series 2018-A2 Class A2, 3% 9/15/23	4,470,000	4,496,850
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,107,000	2,121,011
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	4,076,000	4,098,410
BMW Vehicle Lease Trust Series 2018-1 Class A3, 3.26% 7/20/21	1,830,000	1,843,405
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	2,637,000	2,624,432
Series 2018-1A Class A3, 3% 11/19/21 (a)	3,722,000	3,726,494
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	3,201,000	3,227,719
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	3,170,000	3,136,836
Series 2017-A4 Class A4, 1.99% 7/17/23	6,525,000	6,452,882
Series 2018-A1 Class A1, 3.01% 2/15/24	2,949,000	2,964,309
Series 2019-A1 Class A1, 2.84% 12/16/24	4,919,000	4,922,152
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	2,687,588	2,665,565
Series 2017-4 Class A3, 2.11% 10/17/22	1,871,000	1,850,734
Series 2018-2 Class A3, 2.98% 1/17/23	2,409,000	2,417,926
Series 2018-4 Class A3, 3.36% 9/15/23	2,578,000	2,613,105
Series 2019-1 Class A3, 3.05% 3/15/24	3,034,000	3,047,978
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	2,428,715	2,405,743
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,416,000	2,432,356
Citibank Credit Card Issuance Trust:
Series 2017-A8 Class A8, 1.86% 8/8/22	6,400,000	6,321,794
Series 2018-A1 Class A1, 2.49% 1/20/23	5,575,000	5,547,616
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	247,514	247,364
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	4,051,000	4,072,378
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	3,331,531	3,324,705
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	5,724,706	5,733,180
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7399% 3/25/32 (b)(c)	1,524	1,561
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.9899% 7/25/34 (b)(c)	103,055	96,297
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,542,000	1,534,269
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,386,000	1,388,062
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,774,000	1,788,979
Discover Card Master Trust:
Series 2017-A6 Class A6, 1.88% 2/15/23	3,507,000	3,464,596
Series 2018-A5 Class A5, 3.32% 3/15/24	5,126,000	5,192,674
Series 2019-A1 Class A1, 3.04% 7/15/24	3,589,000	3,612,249
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	3,640,000	3,607,541
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,116,000	3,135,640
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	467,998	466,634
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	3,440,208	3,425,622
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	2,302,054	2,288,570
Fannie Mae Series 2004-T5 Class AB1, 1 month U.S. LIBOR + 0.250% 3.1103% 5/28/35 (b)(c)	176,602	164,291
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2,761,994	2,741,556
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	114,174	114,176
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,041,000	11,999,320
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,421,000	6,369,758
Series 2017-A Class A3, 1.67% 6/15/21	3,262,183	3,244,625
Series 2018-A Class A3, 3.03% 11/15/22	4,398,000	4,412,852
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	9,501,000	9,438,214
Series 2016-3 Class A1, 1.55% 7/15/21	2,394,000	2,383,662
Series 2017-2 Class A1, 2.16% 9/15/22	4,540,000	4,490,198
Series 2018-1 Class A1, 2.95% 5/15/23	4,500,000	4,500,040
GM Financial Automobile Leasing Trust:
Series 2018-2 Class A3, 3.06% 6/21/21	2,424,000	2,429,648
Series 2019-1 Class A3, 2.98% 12/20/21	2,198,000	2,199,535
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	3,388,000	3,398,017
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	3,380,000	3,374,947
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	3,688,000	3,667,900
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	4,242,000	4,258,087
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 4.1899% 6/25/34 (b)(c)	18,623	18,564
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	2,674,094	2,657,700
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	675,702	674,095
Hyundai Auto Receivables Trust:
Series 2016-A Class A3, 1.56% 9/15/20	315,554	314,836
Series 2018-A Class A3, 2.79% 7/15/22	2,817,000	2,818,215
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,163,000	2,162,449
John Deere Owner Trust Series 2018-A Class A3, 2.66% 4/18/22	4,248,000	4,243,284
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (b)(c)	157,000	127,544
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,585,000	5,596,313
Mercedes-Benz Auto Lease Trust Series 2019-A Class A3, 3.1% 11/15/21	2,265,000	2,273,364
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.7488% 5/16/22 (a)(b)(c)	5,000,000	4,998,501
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	1,689,982	1,689,855
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.1199% 9/25/23 (a)(b)(c)	4,214,000	4,212,824
Nissan Master Owner Trust Receivables:
Series 2016-A Class A2, 1.54% 6/15/21	3,639,000	3,626,146
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.9188% 4/18/22 (b)(c)	3,000,000	3,004,435
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (b)(c)	336,368	333,799
Prosper Marketplace Issuance Trust:
Series 2017-3A Class A, 2.36% 11/15/23 (a)	390,973	390,441
Series 2018-1A Class A, 3.11% 6/17/24 (a)	1,630,217	1,631,027
Series 2018-2A Class A, 3.35% 10/15/24 (a)	2,485,988	2,488,776
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	4,414,000	4,388,185
Series 2018-A Class A3, 2.93% 5/20/21 (a)	3,746,000	3,746,116
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	3,315,518	3,304,098
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,711,000	2,694,504
Series 2018-2A Class A3 3.325% 8/25/22 (a)	5,061,000	5,071,812
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	2,436,000	2,436,000
SLM Private Credit Student Loan Trust Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 3.6582% 9/15/33 (b)(c)	84,137	84,098
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 3.3382% 12/15/25 (a)(b)(c)	5,991,485	6,018,499
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (b)(c)	114,910	110,319
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (a)	1,565,870	1,563,390
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,512,459	2,521,694
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	3,168,756	3,170,480
Series 2019-1A Class A, 3.48% 3/15/25 (a)	976,000	976,513
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	1,320,598	1,317,215
Series 2016-2A Class A, 1.68% 5/20/21 (a)	3,233,464	3,221,587
Series 2017-1A Class A, 2.06% 9/20/21 (a)	6,000,000	5,977,082
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	4,580,000	4,539,903
Series 2018-A Class A1A, 3.23% 4/20/23	5,052,000	5,092,629
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	2,654,000	2,664,097
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (a)	2,004,000	2,006,891
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 3.0088% 7/17/23 (a)(b)(c)	5,510,000	5,518,823
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,283,000	4,282,629
TOTAL ASSET-BACKED SECURITIES
(Cost $330,723,958)		330,302,475

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.8%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6607% 5/27/35 (a)(b)	538,300	536,835
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (a)(c)	2,288,587	2,279,152
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (a)(b)(c)	2,585,000	2,578,638
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (a)(b)(c)	1,309,000	1,311,094
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (b)(c)	30,906	30,533
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (a)(b)(c)	7,000,000	6,974,632
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	2,833	2,770

TOTAL PRIVATE SPONSOR		13,713,654

U.S. Government Agency - 0.0%
Fannie Mae sequential payer Series 2001-40 Class Z, 6% 8/25/31	102,861	112,283
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	532,375	553,382

TOTAL U.S. GOVERNMENT AGENCY		665,665

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,453,572)		14,379,319

Commercial Mortgage Securities - 5.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (b)(d)	20,171	108
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,274,104	1,257,379
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(e)	4,020,632	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,953,696	1,978,456
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.3888% 11/15/35 (a)(b)(c)	3,966,051	3,961,082
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.5388% 10/15/32 (a)(b)(c)	5,065,000	5,064,140
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2788% 7/15/32 (a)(b)(c)	3,306,000	3,301,720
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.3388% 7/15/32 (a)(b)(c)	3,141,000	3,138,794
sequential payer:
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,150,284
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,334,000	1,351,633
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,999,000	2,020,497
COMM Mortgage Trust sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	3,283,951	3,300,577
Series 2013-CR11 Class ASB, 3.66% 8/10/50	2,461,219	2,499,073
CSAIL Commercial Mortgage Trust:
sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,563,377
Series 2016-C7 Class A1, 1.5786% 11/15/49	747,114	739,669
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	777,075	766,492
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,314,000	7,606,823
Class A3, 3.482% 1/10/45	2,375,030	2,396,810
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,084,000	3,149,913
Class A4, 3.377% 5/10/45	7,333,944	7,377,470
Series 2014-GC18 Class AAB, 3.648% 1/10/47	55,158	55,882
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	2,653,000	2,768,215
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,148,000	3,118,252
Series 2016-GS4 Class A1, 1.731% 11/10/49	387,610	381,640
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	5,077,000	5,072,011
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,931,000	1,956,435
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	7,165,146	7,021,745
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,456,384	1,476,627
Series 2012-C6 Class A/S, 4.1166% 5/15/45	6,817,295	6,977,541
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,260,767	2,247,083
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,234,788	1,216,989
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	865,478	848,425
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(c)	2,134,219	2,128,813
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2941% 4/10/46 (a)(b)(c)	3,234,824	3,279,363
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	3,099,849	3,094,653
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,715,552
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.8388% 6/15/29 (a)(b)(c)	2,587,000	2,588,558
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	288,013	287,717
Series 2016-LC25 Class A1, 1.795% 12/15/59	533,944	529,553
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.2088% 6/15/46 (a)(b)(c)	3,438,011	3,442,482
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	406,277	404,940
Series 2013-C16 Class ASB, 3.963% 9/15/46	939,749	957,946
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,250,000	1,268,439
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $109,504,934)		108,463,158

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	3,150,000	3,150,000
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	5,975,000	5,907,184
TOTAL MUNICIPAL SECURITIES
(Cost $9,125,000)		9,057,184

Foreign Government and Government Agency Obligations - 0.4%
Alberta Province 1.9% 12/6/19
(Cost $7,499,098)	$7,500,000	$7,452,150

Bank Notes - 2.9%
Capital One NA:
1.85% 9/13/19	$3,000,000	$2,983,094
2.35% 1/31/20	4,300,000	4,274,126
Citibank NA 2.1% 6/12/20	5,500,000	5,441,167
Citizens Bank NA 2.25% 10/30/20	5,661,000	5,578,348
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	2,125,000	2,133,819
Huntington National Bank 2.375% 3/10/20	4,600,000	4,574,033
KeyBank NA:
2.5% 12/15/19	1,749,000	1,745,011
3.3% 2/1/22	1,076,000	1,082,748
PNC Bank NA 2.45% 11/5/20	5,000,000	4,956,295
Regions Bank 2.75% 4/1/21	4,346,000	4,304,318
SunTrust Bank 3.502% 8/2/22 (b)	3,548,000	3,571,924
Svenska Handelsbanken AB 3.35% 5/24/21	8,000,000	8,055,281
Wells Fargo Bank NA 2.6% 1/15/21	5,500,000	5,461,636
TOTAL BANK NOTES
(Cost $54,405,536)		54,161,800

Commercial Paper - 0.3%
Catholic Health Initiatives 3.5% 3/25/19
(Cost $4,988,333)	5,000,000	4,991,483
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 2.44% (f)
(Cost $100,563)	100,543	100,563
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,854,960,680)		1,846,318,726
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,173,055
NET ASSETS - 100%		$1,852,491,781

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $410,169,570 or 22.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,643
Total	$83,643

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,231,033,227	$--	$1,231,033,227	$--
U.S. Government and Government Agency Obligations	83,002,764	--	83,002,764	--
U.S. Government Agency - Mortgage Securities	3,374,603	--	3,374,603	--
Asset-Backed Securities	330,302,475	--	330,302,475	--
Collateralized Mortgage Obligations	14,379,319	--	14,379,319	--
Commercial Mortgage Securities	108,463,158	--	108,463,158	0
Municipal Securities	9,057,184	--	9,057,184	--
Foreign Government and Government Agency Obligations	7,452,150	--	7,452,150	--
Bank Notes	54,161,800	--	54,161,800	--
Commercial Paper	4,991,483	--	4,991,483	--
Money Market Funds	100,563	100,563	--	--
Total Investments in Securities:	$1,846,318,726	$100,563	$1,846,218,163	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
United Kingdom	3.9%
Canada	3.3%
Netherlands	1.9%
Ireland	1.4%
Luxembourg	1.4%
Japan	1.3%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,854,860,117)	$1,846,218,163
Fidelity Central Funds (cost $100,563)	100,563
Total Investment in Securities (cost $1,854,960,680)		$1,846,318,726
Receivable for investments sold		2,868,319
Receivable for fund shares sold		608,121
Interest receivable		11,275,637
Distributions receivable from Fidelity Central Funds		10,451
Total assets		1,861,081,254
Liabilities
Payable for investments purchased	$8,076,439
Payable for fund shares redeemed	506,482
Other payables and accrued expenses	6,552
Total liabilities		8,589,473
Net Assets		$1,852,491,781
Net Assets consist of:
Paid in capital		$1,874,446,269
Total distributable earnings (loss)		(21,954,488)
Net Assets, for 186,836,499 shares outstanding		$1,852,491,781
Net Asset Value, offering price and redemption price per share ($1,852,491,781 ÷ 186,836,499 shares)		$9.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$25,472,055
Income from Fidelity Central Funds		83,643
Total income		25,555,698
Expenses
Custodian fees and expenses	$12,979
Independent trustees' fees and expenses	4,854
Commitment fees	2,721
Total expenses before reductions	20,554
Expense reductions	(805)
Total expenses after reductions		19,749
Net investment income (loss)		25,535,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,785,587)
Fidelity Central Funds	44
Total net realized gain (loss)		(4,785,543)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13,156,017
Fidelity Central Funds	(44)
Total change in net unrealized appreciation (depreciation)		13,155,973
Net gain (loss)		8,370,430
Net increase (decrease) in net assets resulting from operations		$33,906,379

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,535,949	$46,642,931
Net realized gain (loss)	(4,785,543)	(4,934,791)
Change in net unrealized appreciation (depreciation)	13,155,973	(25,476,264)
Net increase (decrease) in net assets resulting from operations	33,906,379	16,231,876
Distributions to shareholders	(27,158,879)	–
Distributions to shareholders from net investment income	–	(45,920,111)
Total distributions	(27,158,879)	(45,920,111)
Share transactions
Proceeds from sales of shares	117,116,887	208,301,422
Net asset value of shares issued in exchange for the net assets of Fidelity Advisor Series Short-Term Credit Fund (note 9)	–	189,347,036
Reinvestment of distributions	27,158,879	45,709,781
Cost of shares redeemed	(411,923,831)	(413,967,036)
Net increase (decrease) in net assets resulting from share transactions	(267,648,065)	29,391,203
Total increase (decrease) in net assets	(260,900,565)	(297,032)
Net Assets
Beginning of period	2,113,392,346	2,113,689,378
End of period	$1,852,491,781	$2,113,392,346
Other Information
Undistributed net investment income end of period		$2,788,063
Shares
Sold	11,879,912	20,947,798
Issued in exchange for the shares of Fidelity Advisor Series Short Term Credit Fund (note 9)	–	19,106,664
Issued in reinvestment of distributions	2,752,161	4,618,997
Redeemed	(41,808,825)	(41,740,068)
Net increase (decrease)	(27,176,752)	2,933,391

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.88	$10.01	$10.03	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.130	.214	.131	.114	.052
Net realized and unrealized gain (loss)	.049	(.133)	(.013)	.081	(.051)
Total from investment operations	.179	.081	.118	.195	.001
Distributions from net investment income	(.139)	(.211)	(.131)	(.108)	(.051)
Distributions from net realized gain	–	–	(.007)	(.007)	–
Total distributions	(.139)	(.211)	(.138)	(.115)	(.051)
Net asset value, end of period	$9.92	$9.88	$10.01	$10.03	$9.95
Total ReturnC,D	1.83%	.82%	1.19%	1.98%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.34%	.45%	.45%G
Expenses net of fee waivers, if any	- %G,H	- %H	.34%	.45%	.45%G
Expenses net of all reductions	- %G,H	- %H	.34%	.45%	.45%G
Net investment income (loss)	2.66%G	2.16%	1.32%	1.15%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,852,492	$2,113,392	$2,113,689	$1,022,609	$768,418
Portfolio turnover rateI	41%G	52%J	70%	112%	63%G,K

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,095,550
Gross unrealized depreciation	(11,708,272)
Net unrealized appreciation (depreciation)	$(7,612,722)
Tax cost	$1,853,931,448

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,785,327)
Long-term	(1,895,148)
Total capital loss carryforward	$(9,680,475)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $328,025,689 and $451,511,939, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,721 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $805.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Prior Year Merger Information.

On January 26, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Short-Term Credit Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $189,347,036, including securities of $189,174,330 and unrealized depreciation of $1,182,562 was combined with the Fund's net assets of $2,037,411,470 for total net assets after the acquisition of $2,226,758,506.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$48,219,827
Total net realized gain (loss)	(5,112,935)
Total change in net unrealized appreciation (depreciation)	(27,069,311)
Net increase (decrease) in net assets resulting from operations	$16,037,581

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 26, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %-C	$1,000.00	$1,018.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies. The Board noted that there was a portfolio management change for the fund in July 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through October 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SS1-SANN-0419
1.9863240.103

Fidelity® Series Government Money Market Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/19
1 - 7	50.2
8 - 30	23.6
31 - 60	10.8
61 - 90	9.1
91 - 180	5.3
> 180	1.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2019
U.S. Treasury Debt	9.9%
U.S. Government Agency Debt	49.2%
Repurchase Agreements	42.2%
Net Other Assets (Liabilities)*	(1.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

2/28/19
Fidelity® Series Government Money Market Fund	2.47%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 9.9%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills
3/1/19 to 8/22/19	2.27 to 2.49 (b)%	$572,924,000	$569,727,473
U.S. Treasury Notes
3/31/19 to 4/30/20	2.42 to 2.53 (c)	159,000,000	158,996,394
TOTAL U.S. TREASURY DEBT
(Cost $728,723,867)			728,723,867

U.S. Government Agency Debt - 49.2%
Federal Agencies - 49.2%
Fannie Mae
4/30/19 to 7/30/20	2.41 to 2.49 (c)(d)	72,500,000	72,500,000
Federal Farm Credit Bank
3/22/19 to 12/20/19	2.22 to 2.42 (c)(d)	14,000,000	13,999,235
Federal Home Loan Bank
3/1/19 to 8/28/20	2.31 to 2.53 (c)	3,450,621,000	3,445,325,930
Federal Home Loan Bank
9/20/19 to 10/15/19	2.40 to 2.53 (e)	52,000,000	51,999,478
Freddie Mac
3/20/19 to 8/8/19	2.38 to 2.45 (c)	22,000,000	21,991,502
9/20/19	2.53 (e)	21,000,000	21,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,626,816,145)			3,626,816,145

U.S. Government Agency Repurchase Agreement - 13.0%
	Maturity Amount	Value
In a joint trading account at 2.6% dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations) #	$199,193,373	$199,179,000
With:
Barclays Bank PLC at 2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $15,307,198, 2.88%, 8/15/28)	15,007,029	15,000,000
BMO Capital Markets Corp. at:
2.43%, dated:
2/12/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $19,402,239, 3.00% - 4.50%, 7/15/25 - 3/1/49)	19,034,628	19,000,000
2/13/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $10,211,016, 3.00% - 5.00%, 2/1/34 - 3/1/49)	10,023,625	10,000,000
2.44%, dated 2/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $9,189,334, 3.41% - 4.40%, 5/1/28 - 10/20/68)	9,023,790	9,000,000
2.45%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $3,060,208, 2.50% - 4.50%, 1/1/29 - 3/1/49)	3,006,942	3,000,000
BMO Harris Bank NA at:
2.43%, dated 2/21/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $9,185,002, 0.00% - 4.00%, 9/12/19 - 11/1/48)	9,017,010	9,000,000
2.44%, dated 2/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $9,189,338, 0.00% - 6.50%, 9/12/19 - 2/15/49)	9,021,350	9,000,000
BNP Paribas, SA at:
2.46%, dated:
1/10/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,516,290, 0.00% - 6.88%, 8/15/19 - 10/1/48)	18,076,260	18,000,000
1/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,493,728, 0.00% - 7.88%, 10/31/19 - 10/20/48)	18,077,490	18,000,000
2.47%, dated:
1/22/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $15,402,415, 0.00% - 7.00%, 3/21/19 - 10/20/48)	15,092,625	15,000,000
2/12/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,534,766, 0.00% - 6.88%, 6/12/19 - 12/1/48)	19,121,236	19,000,000
2.48%, dated:
2/4/19 due 3/7/19
(Collateralized by U.S. Treasury Obligations valued at $18,447,241, 0.00% - 7.88%, 7/31/20 - 7/1/48)	18,109,120	18,000,000
(Collateralized by U.S. Government Obligations valued at $12,262,612, 0.00% - 6.88%, 6/12/19 - 12/1/48)	12,075,227	12,000,000
2/5/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $19,412,131, 0.00% - 6.88%, 3/21/19 - 8/15/45)	19,119,109	19,000,000
2.49%, dated 1/18/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $2,060,691, 0.00% - 6.88%, 6/12/19 - 6/25/57)	2,012,450	2,000,000
CIBC Bank U.S.A. at:
2.48%, dated:
1/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $10,232,375, 2.75% - 5.00%, 9/15/21 - 1/20/49)	10,059,933	10,000,000
1/18/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $9,206,638, 2.13% - 5.00%, 2/28/23 - 3/1/49)	9,055,800	9,000,000
2.49%, dated 1/16/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $16,369,698, 2.13% - 4.50%, 9/15/21 - 3/1/49)	16,099,600	16,000,000
Citibank NA at 2.42%, dated 2/26/19 due 3/5/19
(Collateralized by U.S. Treasury Obligations valued at $4,087,277, 0.00% - 7.50%, 5/29/19 - 8/15/46)	4,001,882	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $22,444,725, 0.88% - 6.25%, 8/15/19 - 10/1/48)	22,010,352	22,000,000
Credit Suisse AG, New York at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $19,421,310, 2.50% - 7.50%, 3/25/19 - 1/20/67)	19,008,904	19,000,000
2.46%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $15,301,241, 0.00% - 8.00%, 8/1/19 - 11/20/65)	15,007,175	15,000,000
Deutsche Bank Securities, Inc. at 2.61%, dated 2/28/19 due 3/1/19 (Collateralized by Mortgage Loan Obligations valued at $13,390,971, 3.00%, 1/15/56)	13,000,943	13,000,000
HSBC Securities, Inc. at 2.47%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $28,561,960, 3.00% - 3.50%, 10/1/42 - 3/1/46)	28,013,448	28,000,000
ING Financial Markets LLC at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $7,143,449, 0.00% - 5.00%, 4/25/19 - 1/20/49)	7,003,280	7,000,000
2.43%, dated 2/27/19 due 3/6/19 (Collateralized by U.S. Government Obligations valued at $1,020,144, 0.00% - 5.50%, 4/25/19 - 8/1/47)	1,000,473	1,000,000
2.48%, dated 1/7/19 due 3/8/19 (Collateralized by U.S. Government Obligations valued at $9,213,600, 1.38% - 5.00%, 5/31/20 - 10/20/48)	9,037,200	9,000,000
2.49%, dated 1/11/19 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $6,140,800, 0.00% - 5.00%, 4/25/19 - 1/20/49)	6,028,220	6,000,000
2.5%, dated:
2/7/19 due 5/10/19 (Collateralized by U.S. Government Obligations valued at $5,107,809, 0.00% - 5.00%, 4/25/19 - 1/20/49)	5,031,944	5,000,000
2/12/19 due 5/17/19 (Collateralized by U.S. Government Obligations valued at $10,212,069, 0.00% - 5.00%, 8/15/19 - 10/20/48)	10,065,278	10,000,000
2/22/19 due 5/31/19 (Collateralized by U.S. Government Obligations valued at $9,184,538, 1.38% - 5.00%, 5/31/20 - 10/20/48)	9,061,250	9,000,000
2.51%, dated:
12/17/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $6,151,625, 0.00% - 5.00%, 4/25/19 - 1/20/49)	6,038,905	6,000,000
12/20/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $13,325,681, 0.00% - 5.00%, 8/15/19 - 10/20/48)	13,081,575	13,000,000
2.52%, dated:
12/19/18 due 3/21/19 (Collateralized by U.S. Government Obligations valued at $10,251,444, 0.00% - 5.00%, 4/25/19 - 10/20/48)	10,064,400	10,000,000
1/9/19 due 4/10/19 (Collateralized by U.S. Government Obligations valued at $3,070,924, 0.00% - 5.00%, 8/15/19 - 1/20/49)	3,019,110	3,000,000
1/15/19 due 4/15/19 (Collateralized by U.S. Government Obligations valued at $3,069,703, 0.00% - 5.00%, 4/25/19 - 1/20/49)	3,018,900	3,000,000
1/18/19 due 4/18/19 (Collateralized by U.S. Government Obligations valued at $12,276,081, 0.00% - 5.00%, 4/25/19 - 10/20/48)	12,075,600	12,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated:
1/31/19 due 3/4/19 (Collateralized by U.S. Government Obligations valued at $9,198,044, 4.00% - 5.00%, 6/20/48)	9,019,520	9,000,000
2/4/19 due 3/6/19 (Collateralized by U.S. Government Obligations valued at $24,521,481, 4.00%, 4/15/44 - 1/20/49)	24,048,800	24,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.47%, dated:
2/5/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $12,260,155, 4.00%, 6/1/48)	12,048,577	12,000,000
2/12/19 due:
4/12/19 (Collateralized by U.S. Government Obligations valued at $11,233,087, 2.37% - 4.38%, 6/1/27 - 2/1/49)	11,044,529	11,000,000
4/15/19 (Collateralized by U.S. Government Obligations valued at $5,105,949, 2.50% - 4.50%, 10/1/31 - 2/1/49)	5,021,269	5,000,000
2/13/19 due 4/16/19 (Collateralized by U.S. Government Obligations valued at $16,337,916, 2.22% - 4.44%, 4/1/32 - 1/1/46)	16,068,062	16,000,000
2/14/19 due 4/17/19 (Collateralized by U.S. Government Obligations valued at $13,273,647, 2.50% - 4.75%, 1/1/26 - 1/1/48)	13,055,301	13,000,000
2/20/19 due 4/22/19 (Collateralized by U.S. Government Obligations valued at $5,103,149, 3.00% - 4.75%, 12/1/21 - 7/1/48)	5,020,926	5,000,000
2/21/19 due 4/23/19 (Collateralized by U.S. Government Obligations valued at $9,185,039, 3.00% - 4.78%, 10/1/25 - 6/1/48)	9,037,668	9,000,000
2/22/19 due 4/24/19 (Collateralized by U.S. Government Obligations valued at $12,245,879, 3.45%, 2/1/44)	12,050,223	12,000,000
2/25/19 due 4/26/19 (Collateralized by U.S. Government Obligations valued at $9,182,519, 2.15% - 4.50%, 6/1/20 - 11/1/48)	9,037,050	9,000,000
Nomura Securities International, Inc. at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $29,593,959, 0.00% - 7.63%, 2/27/20 - 1/1/49)	29,013,590	29,000,000
2.59%, dated 2/28/19 due 3/1/19 (Collateralized by Mortgage Loan Obligations valued at $22,441,615, 3.62% - 4.50%, 1/1/29 - 1/1/49)	22,001,583	22,000,000
RBC Capital Markets Corp. at 2.46%, dated 12/13/18 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $49,666,726, 0.88% - 8.13%, 7/19/19 - 8/20/65)	48,295,200	48,000,000
RBC Financial Group at 2.47%, dated:
1/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $11,260,703, 2.95% - 5.00%, 5/1/27 - 6/1/51)	11,068,680	11,000,000
1/22/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $46,019,672, 2.95% - 6.00%, 5/1/27 - 6/1/51)	45,277,875	45,000,000
1/24/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $8,180,155, 3.00% - 5.00%, 7/1/27 - 6/1/51)	8,049,400	8,000,000
1/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $18,564,176, 2.95% - 4.50%, 5/1/27 - 1/1/49)	18,112,385	18,000,000
1/29/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $18,399,051, 3.00% - 5.00%, 3/1/27 - 6/1/51)	18,112,385	18,000,000
TD Securities (U.S.A.) at 2.58%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $9,180,658, 4.00%, 10/1/45)	9,000,645	9,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $957,179,000)		957,179,000

U.S. Treasury Repurchase Agreement - 29.2%
With:
Barclays Bank PLC at 2.43%, dated:
2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,188,726, 2.25%, 11/15/27)	9,017,010	9,000,000
2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,344,700, 2.25%, 11/15/27)	17,032,130	17,000,000
BMO Harris Bank NA at:
2.42%, dated:
2/7/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,425,878, 3.13%, 5/15/21)	17,031,998	17,000,000
2/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,428,125, 2.63%, 11/15/20)	17,031,998	17,000,000
2.43%, dated:
1/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,142,660, 1.13%, 9/30/21)	5,021,263	5,000,000
2/4/19 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $17,366,149, 2.75% - 3.50%, 5/15/20 - 7/31/23)	17,032,130	17,000,000
2.44%, dated:
1/30/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,221,177, 2.88%, 5/15/28)	8,036,871	8,000,000
2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,203,629, 2.38%, 5/15/27)	9,031,720	9,000,000
2.45%, dated:
1/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,165,892, 1.63% - 3.50%, 5/15/20 - 2/15/26)	7,040,493	7,000,000
1/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,140,162, 2.63%, 11/15/20)	5,028,243	5,000,000
2.46%, dated 1/10/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,199,178, 1.63% - 2.63%, 11/15/20 - 2/15/26)	8,050,293	8,000,000
BNP Paribas, SA at:
2.43%, dated 2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,204, 0.00% - 6.88%, 3/21/19 - 5/15/44)	4,008,100	4,000,000
2.44%, dated:
12/3/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $11,286,996, 1.00% - 6.88%, 5/15/19 - 5/15/43)	11,067,846	11,000,000
12/4/18 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $14,364,300, 0.00% - 6.88%, 3/21/19 - 5/15/40)	14,086,349	14,000,000
1/8/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,852,720, 0.00% - 6.88%, 3/21/19 - 11/15/48)	28,117,662	28,000,000
1/9/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,385,485, 0.00% - 6.88%, 3/21/19 - 11/15/48)	16,067,236	16,000,000
1/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,441,711, 0.00% - 6.88%, 3/21/19 - 11/15/48)	16,068,320	16,000,000
1/14/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,370,927, 0.00% - 3.13%, 7/11/19 - 8/15/45)	16,068,320	16,000,000
2.45%, dated 12/14/18 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,253,670, 1.18% - 7.50%, 10/31/19 - 2/15/46)	10,061,250	10,000,000
2.46%, dated:
1/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $33,763,587, 0.00% - 6.88%, 3/21/19 - 8/15/45)	33,202,950	33,000,000
1/16/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $33,949,009, 1.13% - 7.13%, 7/31/19 - 5/15/44)	33,202,950	33,000,000
1/17/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $53,574,552, 0.00% - 8.13%, 5/23/19 - 2/15/45)	52,319,800	52,000,000
1/22/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,988,571, 0.00% - 4.38%, 3/21/19 - 8/15/47)	32,196,800	32,000,000
2/6/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,367,357, 0.00% - 6.88%, 3/21/19 - 8/15/46)	17,108,035	17,000,000
2/7/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,677,118, 0.00% - 4.75%, 3/21/19 - 8/15/45)	31,201,242	31,000,000
2/8/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $29,622,541, 0.00% - 6.88%, 3/28/19 - 2/15/46)	29,188,258	29,000,000
2/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,361,392, 0.00% - 6.88%, 3/21/19 - 8/15/46)	17,108,035	17,000,000
2.47%, dated:
1/18/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $13,385,719, 0.00% - 6.88%, 3/21/19 - 2/15/45)	13,080,275	13,000,000
1/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $41,929,439, 0.00% - 6.88%, 7/11/19 - 2/15/45)	41,255,988	41,000,000
1/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,378,131, 1.50% - 6.88%, 7/31/20 - 2/15/45)	17,106,141	17,000,000
2/1/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,373,555, 0.00% - 6.88%, 3/21/19 - 8/15/45)	17,103,809	17,000,000
2/5/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $13,281,886, 0.00% - 8.75%, 7/5/19 - 5/15/39)	13,082,059	13,000,000
2/6/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,367,460, 0.00% - 2.02%, 7/5/19 - 3/31/23)	17,107,308	17,000,000
CIBC Bank U.S.A. at:
2.42%, dated 2/8/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,206,111, 1.88% - 3.38%, 12/31/20 - 11/15/48)	9,016,335	9,000,000
2.45%, dated 2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,251,312, 2.38% - 3.63%, 9/15/21 - 2/15/47)	9,036,138	9,000,000
2.46%, dated:
1/18/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $15,405,212, 1.63% - 3.63%, 9/15/21 - 5/15/48)	15,096,350	15,000,000
2/4/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,175,175, 1.63% - 4.25%, 12/31/20 - 2/15/47)	8,046,467	8,000,000
2.47%, dated:
2/26/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,120,233, 2.75% - 3.00%, 9/15/21 - 2/15/47)	4,010,154	4,000,000
2/27/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,189,089, 2.13% - 3.00%, 12/31/20 - 2/15/47)	9,025,935	9,000,000
Commerz Markets LLC at:
2.44%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $25,512,101, 1.63% - 3.00%, 4/15/21 - 2/15/48)	25,011,861	25,000,000
2.51%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,381,443, 1.63% - 3.00%, 1/31/21 - 2/15/48)	19,009,273	19,000,000
2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $105,067,563, 1.88% - 2.88%, 12/31/19 - 8/15/27)	103,007,410	103,000,000
Credit AG at 2.43%, dated 2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,272,556, 2.75%, 8/15/47)	9,018,225	9,000,000
Deutsche Bank AG at 2.6%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $19,381,413, 2.13% - 7.63%, 1/31/23 - 2/15/25)	19,001,372	19,000,000
Deutsche Bank Securities, Inc. at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $25,511,957, 2.38%, 3/15/21)	25,011,715	25,000,000
2.42%, dated 2/27/19 due 3/6/19 (Collateralized by U.S. Treasury Obligations valued at $19,382,659, 1.13% - 2.38%, 3/15/21 - 8/31/21)	19,008,941	19,000,000
2.48%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $19,381,358, 1.13%, 8/31/21)	19,009,162	19,000,000
2.6%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $18,361,348, 1.13%, 8/31/21)	18,001,300	18,000,000
DNB Bank ASA at 2.46%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $40,803,277, 2.00% - 2.63%, 3/31/25 - 8/15/25)	40,019,133	40,000,000
HSBC Securities, Inc. at:
2.45%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $24,481,668, 0.00% - 6.25%, 1/30/20 - 5/15/30)	24,011,433	24,000,000
2.58%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $22,447,416, 1.38%, 2/29/20)	22,001,577	22,000,000
ING Financial Markets LLC at 2.56%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,082,510, 1.38%, 1/15/20)	2,000,142	2,000,000
J.P. Morgan Securities, LLC at 2.65%, dated 2/28/19 due 3/1/19
(Collateralized by U.S. Treasury Obligations valued at $3,060,312, 0.00% - 1.75%, 5/23/19 - 9/30/23)	3,000,221	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,229, 0.00% - 2.63%, 3/28/19 - 8/15/20)	2,000,147	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,120,490, 0.00% - 2.63%, 3/28/19 - 8/15/20)	6,000,442	6,000,000
Lloyds Bank PLC at:
2.46%, dated 1/16/19 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $7,182,201, 6.00% - 6.13%, 2/15/26 - 11/15/27)	7,029,178	7,000,000
2.49%, dated 1/24/19 due 4/24/19 (Collateralized by U.S. Treasury Obligations valued at $12,268,358, 1.00%, 11/30/19)	12,074,700	12,000,000
2.5%, dated 1/25/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $16,356,173, 6.00% - 6.75%, 2/15/26 - 8/15/26)	16,120,000	16,000,000
Mizuho Securities U.S.A., Inc. at 2.57%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $89,743,417, 2.63%, 8/15/20)	88,006,282	88,000,000
MUFG Securities (Canada), Ltd. at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $23,471,011, 1.13% - 2.63%, 7/31/20 - 11/15/26)	23,010,778	23,000,000
2.42%, dated:
2/26/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,181,910, 1.13% - 2.88%, 4/30/20 - 8/15/26)	9,004,235	9,000,000
2/27/19 due 3/6/19 (Collateralized by U.S. Treasury Obligations valued at $7,140,974, 1.13% - 2.88%, 3/31/21 - 11/15/26)	7,003,294	7,000,000
2.46%, dated 2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,194,473, 1.13% - 2.88%, 3/31/21 - 8/15/26)	9,035,670	9,000,000
2.57%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $60,184,299, 1.13% - 3.00%, 4/30/20 - 11/15/26)	59,004,212	59,000,000
MUFG Securities EMEA PLC at:
2.41%, dated:
2/27/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,855, 2.25%, 8/15/27)	6,003,213	6,000,000
2/28/19 due 3/7/19
(Collateralized by U.S. Treasury Obligations valued at $4,106,186, 2.00%, 10/31/22)	4,002,142	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,188,713, 2.13%, 12/31/21)	8,004,284	8,000,000
2.42%, dated:
2/13/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,074,354, 2.75%, 6/30/25)	3,004,437	3,000,000
2/14/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,124,638, 3.00%, 5/15/45)	4,005,109	4,000,000
2/15/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,153,968, 2.88%, 8/15/28)	7,008,470	7,000,000
2.43%, dated 2/4/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,048,835, 1.63%, 4/30/23)	2,003,915	2,000,000
2.44%, dated:
2/19/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,085,023, 2.75% - 2.88%, 2/28/25 - 8/15/28)	4,011,387	4,000,000
2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,023,192, 1.63%, 2/15/26)	1,002,847	1,000,000
3/1/19 due 3/7/19(f)	9,025,620	9,000,000
3/1/19 due 3/7/19(f)	3,003,660	3,000,000
2.45%, dated 3/1/19 due 3/7/19(f)	11,031,442	11,000,000
2.6%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $7,143,806, 2.88%, 8/15/28)	7,000,506	7,000,000
Natixis SA at:
2.44%, dated:
1/14/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $41,950,483, 0.00% - 7.63%, 8/29/19 - 5/15/42)	41,163,954	41,000,000
2/4/19 due 3/6/19 (Collateralized by U.S. Treasury Obligations valued at $18,391,228, 0.00% - 3.88%, 8/29/19 - 5/15/42)	18,036,600	18,000,000
2.45%, dated:
2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,182,528, 0.00% - 3.88%, 8/29/19 - 5/15/42)	9,036,138	9,000,000
2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,180,681, 0.00% - 2.50%, 8/29/19 - 8/15/23)	9,036,750	9,000,000
2.46%, dated 2/19/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,186,397, 0.00% - 6.63%, 8/29/19 - 5/15/45)	9,038,130	9,000,000
Nomura Securities International, Inc. at:
2.4%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $140,833,981, 0.00% - 7.63%, 3/28/19 - 5/15/46)	138,064,400	138,000,000
2.57%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,060,254, 1.13%, 5/31/19)	3,000,214	3,000,000
Norinchukin Bank at:
2.54%, dated:
12/4/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $9,236,149, 2.63%, 11/15/20)	9,057,150	9,000,000
12/17/18 due 3/19/19 (Collateralized by U.S. Treasury Obligations valued at $4,101,032, 2.63%, 11/15/20)	4,025,964	4,000,000
2/14/19 due 5/17/19 (Collateralized by U.S. Treasury Obligations valued at $5,109,896, 2.63%, 11/15/20)	5,032,456	5,000,000
2/19/19 due 5/20/19 (Collateralized by U.S. Treasury Obligations valued at $9,190,750, 2.63%, 11/15/20)	9,057,150	9,000,000
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $13,261,516, 2.63%, 11/15/20)	13,088,053	13,000,000
2.55%, dated:
12/18/18 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $4,101,032, 2.63%, 11/15/20)	4,025,500	4,000,000
12/21/18 due 3/22/19 (Collateralized by U.S. Treasury Obligations valued at $9,226,061, 2.63%, 11/15/20)	9,058,013	9,000,000
1/18/19 due 4/16/19 (Collateralized by U.S. Treasury Obligations valued at $7,162,934, 2.63%, 11/15/20)	7,043,633	7,000,000
1/23/19 due 4/17/19 (Collateralized by U.S. Treasury Obligations valued at $8,181,886, 2.63%, 11/15/20)	8,047,600	8,000,000
RBC Dominion Securities at:
2.44%, dated:
2/14/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,357,879, 0.00% - 6.13%, 4/25/19 - 11/15/47)	17,069,133	17,000,000
2/15/19 due 3/7/19
(Collateralized by U.S. Treasury Obligations valued at $3,092,511, 0.00% - 3.00%, 7/18/19 - 11/15/47)	3,010,573	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,105,068, 1.13% - 3.75%, 7/31/20 - 5/15/47)	5,017,961	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,184,983, 0.00% - 2.75%, 8/1/19 - 11/15/42)	6,022,773	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,189,132, 0.00% - 4.25%, 7/18/19 - 5/15/48)	9,040,870	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,126,170, 0.00% - 3.75%, 7/18/19 - 5/15/48)	6,025,213	6,000,000
2/19/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,186,291, 1.38% - 6.13%, 3/31/20 - 5/15/48)	9,035,380	9,000,000
2/21/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,186,269, 0.00% - 4.25%, 4/4/19 - 11/15/48)	9,032,330	9,000,000
2/27/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $13,271,833, 0.00% - 4.25%, 7/18/19 - 11/15/40)	13,049,342	13,000,000
2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $17,507,622, 0.00% - 3.13%, 4/25/19 - 8/15/44)	17,044,937	17,000,000
2.46%, dated 12/7/18 due 3/7/19
(Collateralized by U.S. Treasury Obligations valued at $13,336,389, 0.00% - 3.75%, 7/18/19 - 5/15/48)	13,079,950	13,000,000
(Collateralized by U.S. Treasury Obligations valued at $13,337,424, 0.00% - 3.75%, 7/18/19 - 5/15/48)	13,080,838	13,000,000
RBC Financial Group at:
2.44%, dated 2/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,191,240, 2.00% - 4.75%, 4/30/23 - 8/15/39)	9,036,600	9,000,000
2.45%, dated 2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,188,840, 1.75% - 7.63%, 1/31/21 - 2/15/45)	9,036,750	9,000,000
2.46%, dated 1/22/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,090,630, 2.25% - 4.50%, 3/31/21 - 8/15/39)	4,024,600	4,000,000
RBS Securities, Inc. at:
2.42%, dated 2/26/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $19,383,962, 2.88%, 5/15/28)	19,008,941	19,000,000
2.48%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $38,762,671, 2.75% - 2.88%, 8/31/23 - 5/15/28)	38,018,324	38,000,000
SMBC Nikko Securities America, Inc. at 2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,408,433, 2.75% - 3.63%, 2/15/21 - 2/15/24)	280,020,144	280,000,000
Societe Generale at:
2.47%, dated:
1/10/19 due:
3/11/19 (Collateralized by U.S. Treasury Obligations valued at $8,194,204, 0.00% - 7.25%, 3/28/19 - 5/15/48)	8,032,933	8,000,000
3/11/19 (Collateralized by U.S. Treasury Obligations valued at $8,188,480, 0.00% - 7.63%, 4/25/19 - 5/15/47)	8,037,873	8,000,000
1/11/19 due 3/12/19 (Collateralized by U.S. Treasury Obligations valued at $11,313,623, 0.00% - 8.13%, 3/28/19 - 5/15/48)	11,045,283	11,000,000
2.48%, dated 1/7/19 due 3/8/19 (Collateralized by U.S. Treasury Obligations valued at $16,391,069, 0.00% - 7.25%, 3/28/19 - 5/15/48)	16,066,133	16,000,000
2.49%, dated 1/8/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $16,426,635, 0.00% - 7.25%, 5/30/19 - 5/15/47)	16,078,573	16,000,000
2.52%, dated 1/3/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $16,385,372, 0.00% - 7.50%, 4/25/19 - 11/15/45)	16,085,120	16,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,153,000,000)		2,153,000,000
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $7,465,719,012)		7,465,719,012
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(95,644,632)
NET ASSETS - 100%		$7,370,074,380

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $8,992,007 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $9,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$199,179,000 due 3/01/19 at 2.60%
BNP Paribas, S.A.	$6,158,497
BNY Mellon Capital Markets LLC	9,433,772
Bank of America NA	21,450,670
Citibank NA	8,862,339
Credit Agricole CIB New York Branch	17,372,298
HSBC Securities (USA), Inc.	6,689,176
ING Financial Markets LLC	1,147,510
J.P. Morgan Securities, Inc.	52,309,103
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,816,202
Mizuho Securities USA, Inc.	9,873,727
RBC Dominion Securities, Inc.	20,174
Societe Generale (PARIS)	8,022,153
Sumitomo Mitsu Bk Corp Ny (DI)	23,245,366
Wells Fargo Securities LLC	29,778,013
$199,179,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,110,179,000) — See accompanying schedule: Unaffiliated issuers (cost $7,465,719,012)		$7,465,719,012
Cash		279,921
Receivable for fund shares sold		2,305,022
Interest receivable		7,502,486
Other receivables		3
Total assets		7,475,806,444
Liabilities
Payable for investments purchased	$92,833,383
Payable for fund shares redeemed	1,877,338
Payable for reverse repurchase agreement	11,000,000
Other payables and accrued expenses	21,343
Total liabilities		105,732,064
Net Assets		$7,370,074,380
Net Assets consist of:
Paid in capital		$7,369,997,543
Total distributable earnings (loss)		76,837
Net Assets, for 7,369,997,541 shares outstanding		$7,370,074,380
Net Asset Value, offering price and redemption price per share ($7,370,074,380 ÷ 7,369,997,541 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$85,785,204
Expenses
Custodian fees and expenses	$46,590
Independent trustees' fees and expenses	19,504
Interest	59,242
Total expenses before reductions	125,336
Expense reductions	(5,087)
Total expenses after reductions		120,249
Net investment income (loss)		85,664,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,416
Total net realized gain (loss)		14,416
Net increase in net assets resulting from operations		$85,679,371

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,664,955	$152,823,506
Net realized gain (loss)	14,416	43,206
Net increase in net assets resulting from operations	85,679,371	152,866,712
Distributions to shareholders	(85,665,191)	–
Distributions to shareholders from net investment income	–	(152,824,482)
Total distributions	(85,665,191)	(152,824,482)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,435,859,992	4,249,397,019
Reinvestment of distributions	85,637,157	149,342,233
Cost of shares redeemed	(1,991,186,681)	(5,003,702,808)
Net increase (decrease) in net assets and shares resulting from share transactions	(469,689,532)	(604,963,556)
Total increase (decrease) in net assets	(469,675,352)	(604,921,326)
Net Assets
Beginning of period	7,839,749,732	8,444,671,058
End of period	$7,370,074,380	$7,839,749,732

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.015	.006	.001
Net realized and unrealized gain (loss)B	–	–	–	–
Total from investment operations	.011	.015	.006	.001
Distributions from net investment income	(.011)	(.015)	(.006)	(.001)
Total distributions	(.011)	(.015)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.14%	1.53%	.58%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G	- %G	.13%	.20%F
Expenses net of fee waivers, if any	- %F,G	- %G	.10%	.14%F
Expenses net of all reductions	- %F,G	- %G	.10%	.14%F
Net investment income (loss)	2.29%F	1.54%	.62%	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$7,370,074	$7,839,750	$8,444,671	$2,306,850

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$7,465,719,012

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $8,412,415 and the weighted average interest rate was 2.56% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,087.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %-C	$1,000.00	$1,011.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through October 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GVM-SANN-0419
1.9878696.102

Fidelity® Short-Term Bond Index Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	65.2%
AAA	5.0%
AA	4.6%
A	9.0%
BBB	14.9%
BB and Below	0.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	27.5%
U.S. Government and U.S. Government Agency Obligations	65.2%
Other Investments	6.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 10.8%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.8% 2/17/21	$70,000	$69,557
3.2% 3/1/22	425,000	424,700
3.8% 3/15/22	48,000	48,742
4.6% 2/15/21	40,000	40,978
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	104,176
Verizon Communications, Inc.:
1.75% 8/15/21	52,000	50,903
2.946% 3/15/22	260,000	259,880
		998,936
Entertainment - 0.2%
NBCUniversal, Inc. 2.875% 1/15/23	75,000	74,433
Walt Disney Co. 2.45% 3/4/22	255,000	252,071
		326,504
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,208
Comcast Corp.:
1.625% 1/15/22	31,000	29,867
3.3% 10/1/20	1,195,000	1,202,949
3.45% 10/1/21	300,000	303,485
Discovery Communications LLC 3.25% 4/1/23	60,000	58,556
Fox Corp. 4.03% 1/25/24 (a)	650,000	662,436
		2,303,501
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 3.75% 1/16/24	60,000	59,795

TOTAL COMMUNICATION SERVICES		3,688,736

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.6%
American Honda Finance Corp.:
1.95% 7/20/20	50,000	49,291
3.375% 12/10/21	290,000	293,572
3.55% 1/12/24	250,000	254,023
General Motors Financial Co., Inc.:
2.65% 4/13/20	140,000	139,141
3.15% 6/30/22	30,000	29,406
3.25% 1/5/23	50,000	48,809
4.15% 6/19/23	250,000	250,670
4.25% 5/15/23	70,000	70,223
5.1% 1/17/24	330,000	337,767
		1,472,902
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	576,000	571,977
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.625% 1/15/22	53,000	52,564
3.35% 4/1/23	160,000	161,287
		213,851
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.4% 2/22/23	340,000	333,859
3.3% 12/5/21	37,000	37,586
		371,445
Multiline Retail - 0.3%
Dollar Tree, Inc. 3.7% 5/15/23	690,000	684,159
Specialty Retail - 0.0%
Home Depot, Inc. 2.625% 6/1/22	108,000	107,388

TOTAL CONSUMER DISCRETIONARY		3,421,722

CONSUMER STAPLES - 2.5%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	156,000	156,925
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	50,000	49,215
Constellation Brands, Inc. 2.7% 5/9/22	25,000	24,447
Maple Escrow Subsidiary, Inc. 4.057% 5/25/23 (a)	80,000	80,870
Molson Coors Brewing Co.:
2.1% 7/15/21	950,000	924,111
2.25% 3/15/20	48,000	47,583
PepsiCo, Inc.:
2% 4/15/21	315,000	311,034
3.125% 11/1/20	50,000	50,324
The Coca-Cola Co.:
1.875% 10/27/20	75,000	74,010
2.2% 5/25/22	500,000	492,046
		2,210,565
Food & Staples Retailing - 0.2%
Walmart, Inc.:
1.75% 10/9/19	240,000	238,730
2.35% 12/15/22	41,000	40,358
3.4% 6/26/23	140,000	142,611
		421,699
Food Products - 0.6%
Campbell Soup Co. 3.65% 3/15/23	125,000	124,200
Conagra Brands, Inc. 3.8% 10/22/21	1,050,000	1,058,936
General Mills, Inc.:
2.6% 10/12/22	50,000	48,856
3.7% 10/17/23	62,000	62,567
H.J. Heinz Co. 4% 6/15/23	30,000	30,308
Kraft Foods Group, Inc. 3.5% 6/6/22	32,000	31,874
McCormick & Co., Inc. 2.7% 8/15/22	23,000	22,582
		1,379,323
Household Products - 0.0%
Procter & Gamble Co. 1.9% 10/23/20	51,000	50,477
Tobacco - 0.8%
Altria Group, Inc.:
2.625% 1/14/20	58,000	57,822
3.49% 2/14/22	182,000	183,068
3.8% 2/14/24	220,000	219,903
BAT Capital Corp.:
2.297% 8/14/20	625,000	615,783
2.764% 8/15/22	52,000	50,552
Philip Morris International, Inc.:
2% 2/21/20	57,000	56,546
2.5% 11/2/22	774,000	757,003
Reynolds American, Inc. 4% 6/12/22	80,000	80,968
		2,021,645

TOTAL CONSUMER STAPLES		6,083,709

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp. 4.85% 3/15/21	15,000	15,411
BP Capital Markets PLC 2.5% 11/6/22	60,000	58,845
Chevron Corp.:
2.1% 5/16/21	125,000	123,246
2.355% 12/5/22	63,000	61,883
2.498% 3/3/22	200,000	198,344
Enbridge Energy Partners LP 4.375% 10/15/20	1,340,000	1,364,113
Enbridge, Inc. 2.9% 7/15/22	223,000	219,389
Energy Transfer Partners LP 4.15% 10/1/20	100,000	101,126
Enterprise Products Operating LP:
3.5% 2/1/22	250,000	252,721
4.05% 2/15/22	80,000	81,861
5.2% 9/1/20	43,000	44,339
Exxon Mobil Corp. 2.222% 3/1/21	94,000	93,152
Kinder Morgan, Inc. 3.15% 1/15/23	311,000	307,542
Marathon Petroleum Corp.:
3.4% 12/15/20	360,000	361,584
4.75% 12/15/23 (a)	470,000	488,300
MPLX LP 3.375% 3/15/23	200,000	199,229
Petroleos Mexicanos:
3.5% 1/30/23	86,000	80,100
4.625% 9/21/23	140,000	134,078
5.375% 3/13/22	540,000	541,080
6.375% 2/4/21	110,000	113,207
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	33,000	32,851
Shell International Finance BV:
1.75% 9/12/21	260,000	253,271
2.375% 8/21/22	50,000	49,144
Total Capital International SA 2.75% 6/19/21	100,000	99,913
Williams Partners LP 3.6% 3/15/22	37,000	37,197
		5,311,926
FINANCIALS - 11.5%
Banks - 5.9%
Australia & New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	245,829
Bank of America Corp.:
2.151% 11/9/20	110,000	108,597
2.328% 10/1/21 (b)	100,000	98,983
2.503% 10/21/22	170,000	166,286
2.881% 4/24/23 (b)	190,000	187,667
3.004% 12/20/23 (b)	250,000	246,749
3.864% 7/23/24 (b)	100,000	101,620
5% 5/13/21	60,000	62,424
Bank of Montreal 1.9% 8/27/21	82,000	79,946
Bank of Nova Scotia 2.7% 3/7/22	100,000	98,992
Barclays Bank PLC 2.65% 1/11/21	1,000,000	989,606
Barclays PLC:
2.75% 11/8/19	200,000	199,234
4.338% 5/16/24 (b)	200,000	199,783
BB&T Corp. 2.15% 2/1/21	50,000	49,268
Citigroup, Inc.:
2.45% 1/10/20	200,000	199,205
2.65% 10/26/20	100,000	99,328
2.7% 3/30/21	162,000	161,263
2.7% 10/27/22	40,000	39,279
3.142% 1/24/23 (b)	100,000	99,623
Comerica, Inc. 3.7% 7/31/23	100,000	101,307
Corporacion Andina de Fomento 2.2% 7/18/20	46,000	45,368
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	1,250,000	1,252,465
Credit Suisse New York Branch 5.4% 1/14/20	300,000	305,652
European Investment Bank 1.625% 8/14/20	115,000	113,360
Fifth Third Bancorp 2.6% 6/15/22	30,000	29,401
HSBC Holdings PLC:
3.033% 11/22/23 (b)	200,000	196,369
3.262% 3/13/23 (b)	200,000	198,438
3.4% 3/8/21	200,000	201,043
4% 3/30/22	37,000	37,929
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	99,733
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	39,039
Huntington National Bank 3.25% 5/14/21	750,000	752,705
Japan Bank International Cooperation:
1.75% 5/28/20	200,000	197,704
2.25% 2/24/20	200,000	199,101
3.125% 7/20/21	200,000	201,591
JPMorgan Chase & Co.:
2.25% 1/23/20	268,000	266,528
2.295% 8/15/21	606,000	594,594
3.2% 1/25/23	47,000	47,031
3.559% 4/23/24 (b)	100,000	100,576
KeyCorp. 5.1% 3/24/21	78,000	81,130
Lloyds Bank PLC 3.3% 5/7/21	200,000	200,089
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	200,000	193,641
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	200,000	199,096
National Australia Bank Ltd.:
2.5% 1/12/21	250,000	247,403
2.8% 1/10/22	250,000	247,680
Oesterreichische Kontrollbank 2.875% 9/7/21	75,000	75,415
PNC Funding Corp. 5.125% 2/8/20	150,000	153,085
Rabobank (Netherlands) NV 3.875% 2/8/22	71,000	72,518
Regions Financial Corp. 2.75% 8/14/22	135,000	132,237
Royal Bank of Canada:
2.125% 3/2/20	250,000	248,284
2.75% 2/1/22	135,000	134,559
Royal Bank of Scotland Group PLC 3.875% 9/12/23	425,000	421,262
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	20,000	19,631
4.45% 12/3/21	880,000	898,676
Sumitomo Mitsui Financial Group, Inc.:
2.784% 7/12/22	67,000	65,924
2.934% 3/9/21	38,000	37,834
3.748% 7/19/23	115,000	116,544
SunTrust Bank 2.25% 1/31/20	56,000	55,662
Svenska Handelsbanken AB 1.95% 9/8/20	250,000	246,043
Synchrony Bank 3% 6/15/22	250,000	242,425
The Toronto-Dominion Bank:
1.8% 7/13/21	41,000	39,958
1.85% 9/11/20	100,000	98,607
1.9% 10/24/19	340,000	338,287
3.25% 6/11/21	100,000	100,661
U.S. Bancorp 2.625% 1/24/22	236,000	234,916
Wells Fargo & Co.:
2.5% 3/4/21	85,000	84,145
2.625% 7/22/22	280,000	274,634
3.75% 1/24/24	280,000	285,209
Westpac Banking Corp.:
2.15% 3/6/20	420,000	417,328
2.5% 6/28/22	37,000	36,263
3.65% 5/15/23	60,000	60,905
		14,473,667
Capital Markets - 1.5%
Bank New York Mellon Corp.:
2.05% 5/3/21	92,000	90,376
2.5% 4/15/21	38,000	37,689
BlackRock, Inc. 3.375% 6/1/22	35,000	35,460
Deutsche Bank AG 2.7% 7/13/20	133,000	130,549
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	97,683
3.375% 5/12/21	42,000	41,168
3.95% 2/27/23	200,000	193,290
4.25% 2/4/21	1,050,000	1,045,608
Goldman Sachs Group, Inc.:
2.3% 12/13/19	100,000	99,561
2.625% 4/25/21	160,000	158,467
2.905% 7/24/23 (b)	155,000	151,792
3% 4/26/22	72,000	71,524
3.2% 2/23/23	200,000	198,267
IntercontinentalExchange, Inc. 2.35% 9/15/22	125,000	121,977
Moody's Corp. 2.75% 12/15/21	27,000	26,647
Morgan Stanley:
2.75% 5/19/22	49,000	48,295
3.125% 1/23/23	1,040,000	1,031,667
4.875% 11/1/22	130,000	136,066
5.75% 1/25/21	100,000	104,790
		3,820,876
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	300,000	290,679
4.45% 12/16/21	600,000	607,883
4.625% 10/30/20	150,000	152,397
American Express Credit Corp.:
2.2% 3/3/20	137,000	136,135
2.6% 9/14/20	42,000	41,805
Capital One Financial Corp.:
2.5% 5/12/20	317,000	314,865
3.2% 1/30/23	255,000	251,142
3.45% 4/30/21	810,000	813,859
Caterpillar Financial Services Corp. 2.1% 1/10/20	210,000	208,832
Ford Motor Credit Co. LLC:
2.262% 3/28/19	200,000	199,898
2.425% 6/12/20	200,000	196,933
3.47% 4/5/21	200,000	196,922
Toyota Motor Credit Corp.:
1.95% 4/17/20	69,000	68,396
2.15% 9/8/22	44,000	43,101
2.6% 1/11/22	110,000	109,091
		3,631,938
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	84,219
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	211,305
3.245% 5/6/22	510,000	513,676
4.5% 10/1/20	130,000	133,229
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	45,000	44,673
2.65% 1/15/23	30,000	28,595
3% 1/15/22	11,000	10,796
Export Development Canada:
1.625% 1/17/20	130,000	128,788
2% 5/17/22	155,000	151,836
2.75% 3/15/23	150,000	150,498
General Electric Capital Corp. 2.2% 1/9/20	79,000	78,394
KfW:
1.5% 9/9/19	116,000	115,335
1.75% 3/31/20	100,000	99,064
1.75% 9/15/21	330,000	323,087
2.125% 3/7/22	77,000	75,943
2.375% 12/29/22	272,000	269,574
2.75% 7/15/20	1,830,000	1,832,503
3.125% 12/15/21	350,000	354,816
4% 1/27/20	200,000	202,331
Svensk Exportkredit AB 1.875% 6/23/20	200,000	197,967
		5,006,629
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	54,962
American International Group, Inc.:
3.3% 3/1/21	1,098,000	1,099,498
4.875% 6/1/22	65,000	68,114
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	95,006
3.875% 3/15/24	182,000	185,897
		1,503,477

TOTAL FINANCIALS		28,436,587

HEALTH CARE - 2.8%
Biotechnology - 0.3%
AbbVie, Inc.:
2.3% 5/14/21	50,000	49,141
3.75% 11/14/23	130,000	130,904
Amgen, Inc. 2.65% 5/11/22	110,000	108,378
Celgene Corp. 3.25% 2/20/23	315,000	312,268
Gilead Sciences, Inc. 1.85% 9/20/19	100,000	99,470
		700,161
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 2.9% 11/30/21	34,000	33,964
Becton, Dickinson & Co.:
2.404% 6/5/20	50,000	49,481
2.894% 6/6/22	530,000	524,116
Boston Scientific Corp. 3.45% 3/1/24	182,000	182,594
Medtronic, Inc. 2.5% 3/15/20	100,000	99,781
		889,936
Health Care Providers & Services - 1.6%
Anthem, Inc. 2.95% 12/1/22	25,000	24,777
Cardinal Health, Inc. 2.616% 6/15/22	140,000	135,941
Cigna Corp.:
3.4% 9/17/21 (a)	147,000	147,763
3.75% 7/15/23 (a)	735,000	743,802
CVS Health Corp.:
2.125% 6/1/21	38,000	37,054
3.125% 3/9/20	570,000	570,927
3.35% 3/9/21	968,000	970,671
3.7% 3/9/23	205,000	206,258
Express Scripts Holding Co. 3.05% 11/30/22	50,000	49,346
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	39,421
2.375% 10/15/22	21,000	20,619
3.15% 6/15/21	770,000	775,725
3.5% 6/15/23	200,000	203,338
WellPoint, Inc. 2.25% 8/15/19	63,000	62,851
		3,988,493
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 3% 4/15/23	60,000	59,125
Pharmaceuticals - 0.5%
Actavis Funding SCS 3% 3/12/20	255,000	254,693
AstraZeneca PLC 2.375% 6/12/22	27,000	26,325
Bayer U.S. Finance II LLC 2.125% 7/15/19 (a)	60,000	59,777
GlaxoSmithKline Capital PLC 3.125% 5/14/21	100,000	100,651
Johnson & Johnson 2.25% 3/3/22	88,000	86,811
Merck & Co., Inc. 2.35% 2/10/22	74,000	73,142
Novartis Capital Corp.:
2.4% 5/17/22	270,000	266,699
2.4% 9/21/22	33,000	32,601
Pfizer, Inc. 2.2% 12/15/21	90,000	88,727
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	290,000	283,405
		1,272,831

TOTAL HEALTH CARE		6,910,546

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	200,000	200,782
Northrop Grumman Corp.:
2.08% 10/15/20	715,000	705,207
2.55% 10/15/22	23,000	22,594
Rockwell Collins, Inc. 2.8% 3/15/22	66,000	65,047
The Boeing Co. 2.8% 3/1/23	60,000	60,109
United Technologies Corp.:
1.9% 5/4/20	100,000	98,763
3.1% 6/1/22	28,000	27,915
3.65% 8/16/23	140,000	141,969
		1,322,386
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	63,073
2.5% 4/1/23	60,000	58,950
		122,023
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	29,608
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	33,000	31,899
Honeywell International, Inc. 1.85% 11/1/21	30,000	29,336
Roper Technologies, Inc. 3.65% 9/15/23	360,000	361,592
		422,827
Machinery - 0.5%
Caterpillar Financial Services Corp.:
1.85% 9/4/20	51,000	50,254
3.45% 5/15/23	130,000	131,748
John Deere Capital Corp.:
1.95% 6/22/20	57,000	56,368
2.7% 1/6/23	74,000	73,411
3.125% 9/10/21	495,000	497,407
3.65% 10/12/23	450,000	463,891
		1,273,079
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	34,082
Union Pacific Corp. 2.75% 4/15/23	50,000	49,201
		83,283
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/20	52,000	51,562
3.5% 1/15/22	750,000	747,048
3.875% 7/3/23	110,000	109,472
International Lease Finance Corp. 5.875% 8/15/22	75,000	79,733
		987,815

TOTAL INDUSTRIALS		4,241,021

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
1.85% 9/20/21	340,000	332,300
2.45% 6/15/20	50,000	49,825
		382,125
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	1,248,000	1,270,424
IT Services - 0.1%
IBM Corp.:
1.875% 5/15/19	100,000	99,851
2.5% 1/27/22	100,000	98,668
Visa, Inc. 2.15% 9/15/22	43,000	42,120
		240,639
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.95% 1/12/21	125,000	124,417
Intel Corp.:
1.85% 5/11/20	61,000	60,392
2.45% 7/29/20	23,000	22,905
Qualcomm, Inc. 3% 5/20/22	38,000	37,824
		245,538
Software - 0.9%
Microsoft Corp.:
1.55% 8/8/21	133,000	129,528
1.85% 2/6/20	414,000	410,963
2.4% 2/6/22	802,000	796,113
Oracle Corp.:
1.9% 9/15/21	36,000	35,167
2.625% 2/15/23	855,000	842,416
3.875% 7/15/20	58,000	58,868
		2,273,055
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.8% 5/11/20	76,000	75,271
1.9% 2/7/20	110,000	109,207
2% 11/13/20	130,000	128,516
2.1% 9/12/22	124,000	121,125
2.25% 2/23/21	45,000	44,609
2.4% 1/13/23	250,000	245,703
2.7% 5/13/22	36,000	35,868
		760,299

TOTAL INFORMATION TECHNOLOGY		5,172,080

MATERIALS - 0.5%
Chemicals - 0.5%
DowDuPont, Inc. 4.205% 11/15/23	50,000	51,595
Eastman Chemical Co. 2.7% 1/15/20	15,000	14,957
Ecolab, Inc. 3.25% 1/14/23	76,000	76,408
Nutrien Ltd. 3.5% 6/1/23	580,000	572,833
Sherwin-Williams Co. 2.75% 6/1/22	96,000	94,306
The Dow Chemical Co. 3% 11/15/22	80,000	79,329
The Mosaic Co. 3.25% 11/15/22	200,000	198,192
		1,087,620
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	54,832

TOTAL MATERIALS		1,142,452

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 2.25% 1/15/22	96,000	92,766
Boston Properties, Inc. 4.125% 5/15/21	47,000	47,899
Duke Realty LP 4.375% 6/15/22	21,000	21,709
ERP Operating LP 4.625% 12/15/21	32,000	33,233
Health Care REIT, Inc. 3.75% 3/15/23	31,000	31,356
Simon Property Group LP 2.625% 6/15/22	170,000	167,486
Welltower, Inc. 3.95% 9/1/23	360,000	366,472
		760,921
Real Estate Management & Development - 0.0%
Liberty Property LP 4.125% 6/15/22	18,000	18,401
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	15,000	15,369
		33,770

TOTAL REAL ESTATE		794,691

UTILITIES - 1.1%
Electric Utilities - 0.6%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	82,611
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	734,849
Duke Energy Corp. 2.4% 8/15/22	102,000	99,331
Eversource Energy 2.75% 3/15/22	24,000	23,693
Exelon Corp. 3.497% 6/1/22 (b)	462,000	458,677
Southern Co. 2.35% 7/1/21	85,000	83,736
		1,482,897
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	70,000	69,431
Dominion Resources, Inc.:
2.579% 7/1/20 (b)	49,000	48,493
2.75% 1/15/22	455,000	447,036
NiSource, Inc. 3.65% 6/15/23	550,000	554,769
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	93,746
Sempra Energy:
2.4% 3/15/20	46,000	45,665
2.9% 2/1/23	107,000	103,487
		1,362,627

TOTAL UTILITIES		2,845,524

TOTAL NONCONVERTIBLE BONDS
(Cost $67,705,965)		68,048,994

U.S. Government and Government Agency Obligations - 65.2%
U.S. Government Agency Obligations - 3.2%
Fannie Mae:
0% 10/9/19	$230,000	$226,426
1.5% 11/30/20	416,000	408,419
2.375% 1/19/23	380,000	377,372
2.875% 10/30/20	990,000	994,974
Federal Home Loan Bank:
1.125% 7/14/21	525,000	508,384
1.375% 9/28/20	200,000	196,364
1.5% 10/21/19	85,000	84,427
1.875% 11/29/21	95,000	93,328
2.625% 10/1/20	3,400,000	3,402,302
3% 10/12/21	450,000	454,934
Freddie Mac:
1.375% 5/1/20	195,000	192,348
1.625% 9/29/20	775,000	763,810
2.75% 6/19/23	195,000	196,285
Tennessee Valley Authority 3.875% 2/15/21	49,000	50,173

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,949,546

U.S. Treasury Obligations - 62.0%
U.S. Treasury Notes:
0.75% 8/15/19	3,000	2,976
1% 10/15/19	1,000	990
1.125% 2/28/21	1,410,000	1,371,390
1.125% 7/31/21	19,000	18,384
1.125% 8/31/21	161,000	155,604
1.125% 9/30/21	8,000	7,728
1.25% 4/30/19	25,000	24,946
1.25% 10/31/19	3,000	2,974
1.25% 2/29/20	241,000	237,912
1.25% 3/31/21	34,000	33,137
1.25% 10/31/21	93,000	89,992
1.375% 9/30/19	36,000	35,758
1.375% 12/15/19	4,000	3,963
1.375% 1/15/20	41,000	40,588
1.375% 3/31/20	4,000	3,950
1.375% 4/30/20	10,000	9,866
1.375% 9/30/20	2,000	1,963
1.375% 10/31/20	184,000	180,449
1.375% 1/31/21	250,000	244,531
1.375% 4/30/21	309,000	301,553
1.5% 5/31/19	1,000	998
1.5% 10/31/19	2,000	1,986
1.5% 4/15/20	175,000	172,990
1.5% 5/15/20	622,000	614,225
1.5% 5/31/20	600,000	592,219
1.5% 7/15/20	297,000	292,742
1.5% 8/15/20	219,000	215,689
1.625% 12/31/19	6,000	5,954
1.625% 3/15/20	308,000	305,064
1.625% 10/15/20	1,803,000	1,776,166
1.625% 8/31/22	747,000	724,911
1.75% 11/30/19	6,000	5,964
1.75% 11/15/20	2,535,000	2,501,134
1.75% 12/31/20	49,000	48,299
1.75% 11/30/21	169,000	165,620
1.75% 2/28/22	543,000	531,292
1.75% 4/30/22	164,000	160,291
1.75% 5/31/22	3,909,000	3,817,230
1.75% 6/30/22	647,000	631,608
1.75% 9/30/22	163,000	158,759
1.875% 12/31/19	19,000	18,895
1.875% 12/15/20	464,000	458,526
1.875% 1/31/22	179,000	175,826
1.875% 2/28/22	112,000	109,970
1.875% 3/31/22	1,316,000	1,292,096
1.875% 4/30/22	1,401,000	1,374,458
1.875% 7/31/22	527,000	516,131
1.875% 9/30/22	482,000	471,569
2% 1/31/20	29,000	28,856
2% 7/31/20	156,000	154,769
2% 1/15/21	1,319,000	1,305,810
2% 10/31/21	33,000	32,569
2% 12/31/21	479,000	472,545
2% 10/31/22	396,000	388,869
2% 11/30/22	1,834,000	1,800,114
2.125% 12/31/22	1,659,000	1,635,281
2.25% 2/15/21	242,000	240,658
2.375% 12/31/20	55,000	54,828
2.375% 3/15/21	1,490,000	1,485,286
2.375% 4/15/21	853,000	850,334
2.375% 1/31/23	6,379,000	6,344,862
2.5% 6/30/20	11,102,000	11,092,893
2.5% 12/31/20	264,000	263,763
2.5% 1/15/22	6,485,000	6,483,987
2.5% 3/31/23	335,000	334,738
2.5% 1/31/24	4,256,000	4,251,345
2.625% 7/31/20	1,465,000	1,466,145
2.625% 8/31/20	3,022,000	3,024,715
2.625% 5/15/21	352,000	352,729
2.625% 6/15/21	269,000	269,662
2.625% 7/15/21	4,965,000	4,977,413
2.625% 12/15/21	7,153,000	7,177,030
2.625% 2/28/23	361,000	362,424
2.625% 6/30/23	5,714,000	5,737,436
2.625% 12/31/23	2,438,000	2,448,095
2.75% 9/30/20	2,913,000	2,921,307
2.75% 11/30/20	4,850,000	4,865,914
2.75% 8/15/21	2,832,000	2,847,819
2.75% 9/15/21	7,042,000	7,083,537
2.75% 4/30/23	2,313,000	2,333,419
2.75% 5/31/23	298,000	300,701
2.75% 8/31/23	1,072,000	1,082,427
2.875% 10/31/20	5,021,000	5,046,497
2.875% 10/15/21	9,224,000	9,307,953
2.875% 11/15/21	15,022,000	15,163,411
2.875% 9/30/23	1,467,000	1,488,718
2.875% 10/31/23	11,009,000	11,174,135
2.875% 11/30/23	6,623,000	6,727,261

TOTAL U.S. TREASURY OBLIGATIONS		153,289,521

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $160,682,486)		161,239,067

Foreign Government and Government Agency Obligations - 1.2%
Alberta Province 2.2% 7/26/22	$331,000	$323,566
Canadian Government 2% 11/15/22	200,000	195,812
Hungarian Republic 4% 3/25/19	86,000	86,003
Manitoba Province 2.125% 5/4/22	917,000	896,270
Ontario Province:
1.25% 6/17/19	109,000	108,550
2.25% 5/18/22	130,000	127,708
2.55% 2/12/21	420,000	417,967
3.05% 1/29/24	330,000	332,614
3.4% 10/17/23	90,000	91,980
Polish Government 5% 3/23/22	59,000	62,393
Province of Quebec 2.375% 1/31/22	311,000	307,822
United Mexican States 3.625% 3/15/22	62,000	62,310
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,996,065)		3,012,995

Supranational Obligations - 2.8%
African Development Bank 1.875% 3/16/20	310,000	306,802
Asian Development Bank:
1.75% 9/13/22	57,000	55,351
2.25% 1/20/21	52,000	51,643
2.625% 1/30/24	340,000	339,533
2.75% 3/17/23	265,000	266,280
European Bank for Reconstruction and Development:
1.625% 5/5/20	140,000	138,380
2% 2/1/21	100,000	98,847
European Investment Bank:
1.75% 5/15/20	110,000	108,825
2% 3/15/21	164,000	161,970
2% 12/15/22	262,000	256,261
2.375% 5/13/21	410,000	407,890
2.375% 6/15/22	100,000	99,290
2.875% 12/15/21	120,000	120,900
2.875% 8/15/23	60,000	60,600
3.125% 12/14/23	530,000	541,322
Inter-American Development Bank:
1.875% 3/15/21	138,000	135,990
2.5% 1/18/23	240,000	238,877
2.625% 4/19/21	67,000	66,957
3% 9/26/22	570,000	577,203
International Bank for Reconstruction & Development:
1.125% 11/27/19	500,000	494,279
1.125% 8/10/20	150,000	146,872
1.375% 3/30/20	100,000	98,683
2% 10/30/20	540,000	533,894
2% 1/26/22	64,000	62,916
2.125% 12/13/21	820,000	810,133
2.75% 7/23/21	100,000	100,340
International Finance Corp.:
2% 10/24/22	90,000	88,064
2.25% 1/25/21	230,000	228,352
2.875% 7/31/23	300,000	302,617
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $6,887,596)		6,899,071

Bank Notes - 2.3%
Bank of Nova Scotia 2.45% 9/19/22	173,000	169,145
BNP Paribas 5% 1/15/21	100,000	103,675
Citibank NA 2.85% 2/12/21	250,000	249,712
Citizens Bank NA 2.25% 10/30/20	1,250,000	1,231,750
JP Morgan Chase Bank NA 3.086% 4/26/21 (b)	1,500,000	1,500,151
PNC Bank NA 2% 5/19/20	250,000	247,332
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	251,728
Synchrony Bank 3.65% 5/24/21	750,000	753,230
U.S. Bank NA:
2% 1/24/20	$250,000	$248,307
2.05% 10/23/20	250,000	246,777
Wells Fargo Bank NA:
2.4% 1/15/20	269,000	267,966
3.625% 10/22/21	250,000	253,085
TOTAL BANK NOTES
(Cost $5,499,031)		5,522,858
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.44% (c)
(Cost $849,289)	849,610	849,779
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $244,620,432)		245,572,764
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,605,999
NET ASSETS - 100%		$247,178,763

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,453,372 or 1.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,728
Total	$10,728

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$68,048,994	$--	$68,048,994	$--
U.S. Government and Government Agency Obligations	161,239,067	--	161,239,067	--
Foreign Government and Government Agency Obligations	3,012,995	--	3,012,995	--
Supranational Obligations	6,899,071	--	6,899,071	--
Bank Notes	5,522,858	--	5,522,858	--
Money Market Funds	849,779	849,779	--	--
Total Investments in Securities:	$245,572,764	$849,779	$244,722,985	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Multi-National	2.9%
Canada	2.3%
United Kingdom	1.4%
Germany	1.3%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $243,771,143)	$244,722,985
Fidelity Central Funds (cost $849,289)	849,779
Total Investment in Securities (cost $244,620,432)		$245,572,764
Receivable for investments sold		6,875,643
Receivable for fund shares sold		4,248,723
Interest receivable		1,656,606
Distributions receivable from Fidelity Central Funds		1,313
Total assets		258,355,049
Liabilities
Payable for investments purchased	$11,028,406
Payable for fund shares redeemed	72,742
Distributions payable	69,337
Accrued management fee	5,801
Total liabilities		11,176,286
Net Assets		$247,178,763
Net Assets consist of:
Paid in capital		$245,825,750
Total distributable earnings (loss)		1,353,013
Net Assets		$247,178,763
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($247,178,763 ÷ 25,023,895 shares)		$9.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$2,179,516
Income from Fidelity Central Funds		10,728
Total income		2,190,244
Expenses
Management fee	$23,362
Independent trustees' fees and expenses	277
Commitment fees	134
Total expenses before reductions	23,773
Expense reductions	(1,338)
Total expenses after reductions		22,435
Net investment income (loss)		2,167,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,938
Fidelity Central Funds	(491)
Total net realized gain (loss)		41,447
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,228,673
Fidelity Central Funds	490
Total change in net unrealized appreciation (depreciation)		1,229,163
Net gain (loss)		1,270,610
Net increase (decrease) in net assets resulting from operations		$3,438,419

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	For the period October 18, 2017 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,167,809	$774,289
Net realized gain (loss)	41,447	(196,226)
Change in net unrealized appreciation (depreciation)	1,229,163	(276,831)
Net increase (decrease) in net assets resulting from operations	3,438,419	301,232
Distributions to shareholders	(1,762,116)	–
Distributions to shareholders from net investment income	–	(627,198)
Total distributions	(1,762,116)	(627,198)
Share transactions - net increase (decrease)	162,242,015	83,586,411
Total increase (decrease) in net assets	163,918,318	83,260,445
Net Assets
Beginning of period	83,260,445	–
End of period	$247,178,763	$83,260,445
Other Information
Undistributed net investment income end of period		$110,752

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.136	.201
Net realized and unrealized gain (loss)	.051	(.233)
Total from investment operations	.187	(.032)
Distributions from net investment income	(.117)	(.158)
Total distributions	(.117)	(.158)
Net asset value, end of period	$9.88	$9.81
Total ReturnC,D	1.92%	(.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%G
Expenses net of fee waivers, if any	.03%G	.03%G
Expenses net of all reductions	.03%G	.03%G
Net investment income (loss)	2.83%G	2.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$247,179	$3,751
Portfolio turnover rateH	108%G	102%G

 A For the period October 18, 2017 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 2, 2018, the Fund's publicly offered share classes were consolidated into a single share class. The surviving class is Fidelity Short-Term Bond Index Fund (formerly Institutional Premium Class).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,409,815
Gross unrealized depreciation	(156,508)
Net unrealized appreciation (depreciation)	$1,253,307
Tax cost	$244,319,457

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(125,645)
Total capital loss carryforward	$(125,645)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $56,550,488 and $743,316, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .03% of each class' average net assets on an annual basis with certain exceptions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $134 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,333. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Short-Term Bond Index Fund	$5

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018(a)
Distributions to shareholders
Investor Class	$9,376	$–
Premium Class	286,729	–
Institutional Class	63,988	–
Fidelity Short-Term Bond Index Fund	1,402,023	–
Total	$1,762,116	$–
From net investment income
Investor Class	$–	$19,528
Premium Class	–	480,658
Institutional Class	–	84,167
Fidelity Short-Term Bond Index Fund	–	42,845
Total	$–	$627,198

 (a) For the period October 18, 2017 (commencement of operations) to August 31, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018(a)	Six months ended February 28, 2019	Year ended August 31, 2018(a)
Investor Class
Shares sold	202,918	816,488	$1,994,324	$8,080,151
Reinvestment of distributions	920	1,920	8,974	18,964
Shares redeemed	(345,237)	(677,009)	(3,376,175)	(6,677,252)
Net increase (decrease)	(141,399)	141,399	$(1,372,877)	$1,421,863
Premium Class
Shares sold	1,456,637	8,152,320	$14,225,576	$80,261,133
Reinvestment of distributions	26,306	44,680	256,706	438,873
Shares redeemed	(8,425,042)	(1,254,901)	(82,109,376)	(12,349,778)
Net increase (decrease)	(6,942,099)	6,942,099	$(67,627,094)	$68,350,228
Institutional Class
Shares sold	1,095,048	1,043,740	$10,623,925	$10,275,467
Reinvestment of distributions	6,412	8,564	62,571	84,160
Shares redeemed	(2,118,716)	(35,048)	(20,673,222)	(343,684)
Net increase (decrease)	(1,017,256)	1,017,256	$(9,986,726)	$10,015,943
Fidelity Short-Term Bond Index Fund
Shares sold	28,559,833	380,182	$279,670,694	$3,778,545
Reinvestment of distributions	128,810	4,322	1,268,718	42,550
Shares redeemed	(4,046,931)	(2,321)	(39,710,700)	(22,718)
Net increase (decrease)	24,641,712	382,183	$241,228,712	$3,798,377

 (a) For the period October 18, 2017 (commencement of operations) to August 31, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Fidelity Short-Term Bond Index Fund	.03%
Actual		$1,000.00	$1,019.20	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Short-Term Bond Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

At its July 2018 meeting, the Board approved a proposal for the fund to consolidate all classes into a single class by exchanging all shares of higher cost classes for shares of the lowest cost class available. The exchanges are expected to take place in November 2018. In connection with the class consolidation, the Board approved amended and restated expense contracts that reduce each class's total expense ratio to equal the total expense ratio of the lowest cost class. The Board considered that, effective August 1, 2018, contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total class operating expenses, with certain exceptions, to 0.03%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SDX-I-SANN-0419
1.9884850.101

Fidelity Flex℠ Funds Fidelity Flex℠ U.S. Bond Index Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	73.9%
AAA	3.9%
AA	3.2%
A	10.1%
BBB	12.5%
BB and Below	0.3%
Short-Term Investments and Net Other Assets*	(3.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	25.3%
U.S. Government and U.S. Government Agency Obligations	73.9%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	1.3%
Municipal Bonds	0.6%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(3.9)%

 * Foreign investments - 7.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.4% 5/15/25	$424,000	$413,082
4.85% 3/1/39	66,000	63,089
4.9% 8/15/37	480,000	462,936
5.15% 2/15/50	60,000	58,120
5.25% 3/1/37	150,000	151,453
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	147,514
5.462% 2/16/21	100,000	104,176
Verizon Communications, Inc.:
4.125% 3/16/27	60,000	61,425
5.012% 8/21/54	214,000	219,831
5.5% 3/16/47	342,000	380,202
		2,061,828
Entertainment - 0.2%
Time Warner, Inc.:
3.6% 7/15/25	219,000	215,680
4.65% 6/1/44	110,000	101,827
Walt Disney Co. 4.125% 6/1/44	192,000	194,698
		512,205
Media - 1.1%
21st Century Fox America, Inc. 3.7% 10/15/25	434,000	438,488
CBS Corp. 4% 1/15/26	176,000	174,122
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.75% 4/1/48	150,000	150,121
Comcast Corp.:
1.625% 1/15/22	1,030,000	992,340
3.7% 4/15/24	100,000	102,267
4.15% 10/15/28	150,000	154,502
4.7% 10/15/48	174,000	181,157
4.95% 10/15/58	100,000	106,121
6.95% 8/15/37	207,000	264,634
Discovery Communications LLC 3.25% 4/1/23	176,000	171,764
Fox Corp.:
4.709% 1/25/29 (a)	70,000	72,558
5.476% 1/25/39 (a)	164,000	171,915
5.576% 1/25/49 (a)	56,000	59,138
		3,039,127
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. 2.9% 11/15/26	90,000	84,060
Vodafone Group PLC:
3.75% 1/16/24	300,000	298,976
4.375% 5/30/28	250,000	247,794
		630,830

TOTAL COMMUNICATION SERVICES		6,243,990

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.4%
American Honda Finance Corp. 3.55% 1/12/24	428,000	434,887
Ford Motor Co. 5.291% 12/8/46	112,000	90,279
General Motors Co. 6.75% 4/1/46	255,000	262,482
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	68,332
4.375% 9/25/21	214,000	217,493
		1,073,473
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	240,066
4.3% 2/21/48	30,000	28,563
Northwestern University 3.868% 12/1/48	120,000	119,088
		387,717
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.45% 3/1/47	153,000	149,218
Starbucks Corp. 4% 11/15/28	350,000	355,509
		504,727
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24	117,000	116,091
4.05% 8/22/47	228,000	228,809
		344,900
Multiline Retail - 0.4%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	208,222
4% 5/15/25	478,000	469,316
Nordstrom, Inc. 4% 3/15/27	110,000	105,111
Target Corp. 3.9% 11/15/47	160,000	150,854
		933,503
Specialty Retail - 0.5%
Home Depot, Inc.:
2% 4/1/21	1,202,000	1,185,509
4.5% 12/6/48	100,000	105,524
Lowe's Companies, Inc. 4.05% 5/3/47	132,000	118,168
		1,409,201

TOTAL CONSUMER DISCRETIONARY		4,653,521

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	312,184
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	103,226
4.6% 4/15/48	377,000	347,473
5.8% 1/23/59 (Reg. S)	100,000	106,680
Constellation Brands, Inc. 3.6% 2/15/28	132,000	125,199
Maple Escrow Subsidiary, Inc. 4.417% 5/25/25 (a)	150,000	152,661
Molson Coors Brewing Co. 3% 7/15/26	254,000	233,058
PepsiCo, Inc.:
2.25% 5/2/22	632,000	621,586
3% 10/15/27	100,000	97,414
		2,099,481
Food & Staples Retailing - 0.3%
Kroger Co. 5.4% 1/15/49	70,000	69,203
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	186,718
Walmart, Inc.:
3.4% 6/26/23	100,000	101,865
3.7% 6/26/28	140,000	143,971
5.625% 4/15/41	169,000	205,896
		707,653
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	260,000	248,406
Conagra Brands, Inc. 4.85% 11/1/28	280,000	281,158
General Mills, Inc. 4.2% 4/17/28	200,000	202,209
H.J. Heinz Co.:
3% 6/1/26	100,000	92,078
4.375% 6/1/46	110,000	91,143
Tyson Foods, Inc. 4% 3/1/26	160,000	160,211
		1,075,205
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46	204,000	154,601
4.8% 2/14/29	30,000	29,941
5.8% 2/14/39	100,000	99,657
5.95% 2/14/49	110,000	109,734
BAT Capital Corp.:
3.222% 8/15/24	200,000	192,571
3.557% 8/15/27	250,000	228,477
4.54% 8/15/47	128,000	103,828
Philip Morris International, Inc. 2.125% 5/10/23	820,000	782,187
		1,700,996

TOTAL CONSUMER STAPLES		5,583,335

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	59,117
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	103,545
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	148,710
4.95% 6/1/47	40,000	41,649
Chevron Corp. 2.954% 5/16/26	231,000	227,086
ConocoPhillips Co. 4.95% 3/15/26	366,000	400,753
Devon Energy Corp. 5% 6/15/45	65,000	66,006
Ecopetrol SA 7.375% 9/18/43	60,000	70,201
Enbridge, Inc. 3.5% 6/10/24	164,000	161,869
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	149,780
5.3% 4/15/47	50,000	47,257
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	827,167
3.95% 2/15/27	214,000	217,308
4.8% 2/1/49	56,000	57,011
Equinor ASA:
2.9% 11/8/20	250,000	250,479
3.625% 9/10/28	130,000	132,195
Exxon Mobil Corp. 2.222% 3/1/21	794,000	786,838
Kinder Morgan, Inc.:
5.05% 2/15/46	50,000	49,491
5.2% 3/1/48	144,000	145,752
Magellan Midstream Partners LP 5% 3/1/26	147,000	156,329
Marathon Petroleum Corp. 4.75% 12/15/23 (a)	35,000	36,363
MPLX LP 4.7% 4/15/48	226,000	207,241
Noble Energy, Inc. 4.95% 8/15/47	100,000	93,577
Occidental Petroleum Corp. 4.2% 3/15/48	50,000	50,217
ONEOK, Inc.:
4% 7/13/27	80,000	78,658
5.2% 7/15/48	22,000	22,061
Petroleos Mexicanos:
5.35% 2/12/28	100,000	89,250
5.5% 6/27/44	70,000	54,565
6.35% 2/12/48	340,000	282,030
6.5% 1/23/29	160,000	152,224
Phillips 66 Co. 3.9% 3/15/28	90,000	89,493
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	171,468
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,195,243
3.75% 9/12/46	106,000	101,144
Spectra Energy Partners LP 4.75% 3/15/24	151,000	158,407
Suncor Energy, Inc. 4% 11/15/47	114,000	105,818
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	76,955
Total Capital International SA 3.75% 4/10/24	165,000	169,769
TransCanada PipeLines Ltd. 4.875% 5/15/48	80,000	80,588
Valero Energy Corp. 4.35% 6/1/28	70,000	70,892
Williams Partners LP:
3.35% 8/15/22	190,000	188,314
3.75% 6/15/27	460,000	445,603
		8,018,423
FINANCIALS - 7.3%
Banks - 3.7%
Bank of America Corp.:
2.625% 4/19/21	1,404,000	1,394,862
3.419% 12/20/28 (b)	445,000	429,339
3.974% 2/7/30 (b)	65,000	65,202
4.271% 7/23/29 (b)	250,000	256,630
Barclays PLC:
4.375% 1/12/26	210,000	208,285
4.95% 1/10/47	200,000	191,479
BB&T Corp. 2.75% 4/1/22	140,000	139,062
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	200,000	193,224
3.142% 1/24/23 (b)	90,000	89,661
3.2% 10/21/26	80,000	76,638
4.65% 7/23/48	75,000	78,149
4.75% 5/18/46	208,000	205,016
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	500,000	499,967
Fifth Third Bancorp 3.95% 3/14/28	50,000	50,261
HSBC Holdings PLC:
2.65% 1/5/22	489,000	481,371
4.292% 9/12/26 (b)	200,000	202,499
4.375% 11/23/26	400,000	402,341
Japan Bank International Cooperation 2.375% 11/16/22	400,000	392,995
JPMorgan Chase & Co.:
2.7% 5/18/23	470,000	461,528
2.95% 10/1/26	190,000	181,143
5.6% 7/15/41	325,000	379,813
Lloyds Bank PLC 3% 1/11/22	800,000	789,213
Mitsubishi UFJ Financial Group, Inc. 3.961% 3/2/28	100,000	102,184
National Australia Bank Ltd. 2.875% 4/12/23	250,000	245,960
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	246,475
Rabobank Nederland 3.75% 7/21/26	250,000	241,559
Rabobank Nederland New York Branch 2.75% 1/10/23	250,000	245,687
Regions Financial Corp. 2.75% 8/14/22	101,000	98,933
Royal Bank of Canada 4.65% 1/27/26	210,000	219,574
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	58,893
Sumitomo Mitsui Financial Group, Inc.:
3.102% 1/17/23	288,000	285,474
3.936% 10/16/23	120,000	122,986
Wells Fargo & Co.:
3% 10/23/26	100,000	95,350
3.75% 1/24/24	40,000	40,744
4.75% 12/7/46	388,000	391,718
Westpac Banking Corp.:
2.75% 1/11/23	306,000	300,168
3.65% 5/15/23	160,000	162,412
		10,026,795
Capital Markets - 1.4%
Bank New York Mellon Corp. 3.5% 4/28/23	230,000	233,299
BlackRock, Inc. 4.25% 5/24/21	152,000	156,609
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	94,381
4.1% 1/13/26	154,000	142,473
Goldman Sachs Group, Inc.:
3.85% 1/26/27	960,000	940,893
5.25% 7/27/21	393,000	411,138
IntercontinentalExchange, Inc. 3.75% 9/21/28	100,000	101,382
Morgan Stanley:
3.125% 1/23/23	795,000	788,630
3.625% 1/20/27	160,000	156,894
4.375% 1/22/47	224,000	222,397
5.75% 1/25/21	369,000	386,674
		3,634,770
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	401,000	388,541
4.45% 10/1/25	150,000	148,443
4.5% 5/15/21	163,000	165,140
American Express Co.:
2.5% 8/1/22	150,000	146,863
3.4% 2/27/23	50,000	50,329
Capital One Financial Corp.:
3.2% 1/30/23	80,000	78,790
3.8% 1/31/28	438,000	420,925
Discover Financial Services 4.5% 1/30/26	208,000	208,962
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	228,374
Synchrony Financial 3% 8/15/19	169,000	168,892
Toyota Motor Credit Corp.:
2.15% 9/8/22	100,000	97,957
2.7% 1/11/23	50,000	49,289
		2,152,505
Diversified Financial Services - 1.0%
Berkshire Hathaway Finance Corp. 4.2% 8/15/48	130,000	131,315
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	90,995
BP Capital Markets America, Inc. 2.52% 9/19/22	620,000	609,345
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	70,000	66,722
3% 1/15/22	167,000	163,901
Cigna Corp.:
4.125% 11/15/25 (a)	99,000	100,484
4.375% 10/15/28 (a)	100,000	101,365
4.8% 8/15/38 (a)	80,000	79,843
4.9% 12/15/48 (a)	80,000	79,654
GE Capital International Funding Co. 4.418% 11/15/35	200,000	180,656
KfW:
2.375% 12/29/22	815,000	807,730
2.5% 11/20/24	280,000	277,175
		2,689,185
Insurance - 0.4%
ACE INA Holdings, Inc. 4.35% 11/3/45	74,000	77,491
American International Group, Inc.:
3.3% 3/1/21	320,000	320,437
4.5% 7/16/44	115,000	105,479
4.75% 4/1/48	40,000	37,775
Hartford Financial Services Group, Inc. 4.4% 3/15/48	30,000	29,135
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	38,099
4.9% 3/15/49	120,000	126,226
MetLife, Inc. 4.6% 5/13/46	90,000	93,294
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	71,548
4.418% 3/27/48	100,000	100,855
5.7% 9/15/48 (b)	74,000	72,980
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	72,923
		1,146,242

TOTAL FINANCIALS		19,649,497

HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie, Inc.:
4.25% 11/14/28	92,000	91,011
4.3% 5/14/36	25,000	22,677
4.45% 5/14/46	150,000	131,764
Amgen, Inc.:
3.2% 11/2/27	70,000	66,621
4.663% 6/15/51	100,000	95,673
Celgene Corp. 4.55% 2/20/48	204,000	188,650
Gilead Sciences, Inc.:
4.15% 3/1/47	112,000	102,623
4.75% 3/1/46	50,000	50,173
		749,192
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.:
4% 3/1/29	100,000	100,022
4.7% 3/1/49	100,000	100,370
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	99,372
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	170,013
		469,777
Health Care Providers & Services - 0.7%
Anthem, Inc. 4.101% 3/1/28	130,000	131,664
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	149,563
4.368% 6/15/47	30,000	25,899
Cigna Corp. 3.75% 7/15/23 (a)	100,000	101,197
CVS Health Corp.:
2.875% 6/1/26	60,000	55,817
3.7% 3/9/23	50,000	50,307
4.78% 3/25/38	412,000	400,779
5.05% 3/25/48	120,000	118,910
Express Scripts Holding Co.:
3.05% 11/30/22	110,000	108,562
4.8% 7/15/46	230,000	224,941
UnitedHealth Group, Inc.:
3.85% 6/15/28	130,000	133,157
4.45% 12/15/48	68,000	70,933
4.75% 7/15/45	182,000	197,975
WellPoint, Inc. 3.125% 5/15/22	140,000	139,685
		1,909,389
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	178,615
Pharmaceuticals - 0.9%
Actavis Funding SCS:
4.55% 3/15/35	50,000	46,646
4.75% 3/15/45	100,000	92,309
AstraZeneca PLC 3.125% 6/12/27	140,000	132,573
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	160,001
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	240,000	242,789
Johnson & Johnson 3.4% 1/15/38	238,000	226,941
Merck & Co., Inc. 3.7% 2/10/45	212,000	202,502
Mylan NV 5.2% 4/15/48	74,000	63,150
Novartis Capital Corp. 2.4% 5/17/22	670,000	661,809
Pfizer, Inc.:
3.2% 9/15/23	80,000	81,126
4% 12/15/36	190,000	191,819
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	416,323
Zoetis, Inc. 3% 9/12/27	50,000	46,486
		2,564,474

TOTAL HEALTH CARE		5,871,447

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
General Dynamics Corp. 3.75% 5/15/28	100,000	102,489
Lockheed Martin Corp. 4.09% 9/15/52	79,000	76,367
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	95,774
4.03% 10/15/47	178,000	166,603
Rockwell Collins, Inc. 4.35% 4/15/47	100,000	94,322
The Boeing Co. 3.2% 3/1/29	320,000	313,830
United Technologies Corp.:
3.65% 8/16/23	400,000	405,626
3.75% 11/1/46	100,000	87,961
4.125% 11/16/28	220,000	223,446
		1,566,418
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	80,000	69,336
4.95% 10/17/48	40,000	39,620
United Parcel Service, Inc. 6.2% 1/15/38	134,000	166,707
		275,663
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	200,000	204,727
Waste Management, Inc. 3.15% 11/15/27	50,000	48,447
		253,174
Industrial Conglomerates - 0.1%
General Electric Co. 4.5% 3/11/44	200,000	179,034
Machinery - 0.4%
Caterpillar Financial Services Corp. 2.55% 11/29/22	518,000	509,518
John Deere Capital Corp.:
2.8% 3/6/23	270,000	269,105
2.8% 9/8/27	290,000	276,938
		1,055,561
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.05% 6/15/48	182,000	179,438
CSX Corp.:
3.8% 3/1/28	50,000	49,802
4.3% 3/1/48	150,000	145,872
4.75% 11/15/48	40,000	41,446
Norfolk Southern Corp. 3.95% 10/1/42	185,000	173,371
Union Pacific Corp.:
3.7% 3/1/29	170,000	169,441
4% 4/15/47	90,000	83,418
		842,788
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	166,000	164,831
3.625% 12/1/27	140,000	127,433
		292,264

TOTAL INDUSTRIALS		4,464,902

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	918,711
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	211,000	214,791
5.45% 6/15/23 (a)	230,000	241,678
8.35% 7/15/46 (a)	62,000	72,556
		529,025
IT Services - 0.3%
IBM Corp. 4.7% 2/19/46	204,000	214,664
Visa, Inc. 2.15% 9/15/22	480,000	470,178
		684,842
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	90,000	90,216
Intel Corp. 3.734% 12/8/47	110,000	105,628
		195,844
Software - 0.9%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,778,846
4.25% 2/6/47	280,000	298,203
Oracle Corp. 4% 11/15/47	388,000	371,983
		2,449,032
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
2.1% 9/12/22	100,000	97,681
2.4% 1/13/23	1,242,000	1,220,652
3.75% 11/13/47	90,000	85,123
4.5% 2/23/36	110,000	118,382
Xerox Corp. 4.5% 5/15/21	160,000	161,936
		1,683,774

TOTAL INFORMATION TECHNOLOGY		6,461,228

MATERIALS - 0.6%
Chemicals - 0.4%
DowDuPont, Inc.:
4.205% 11/15/23	100,000	103,191
4.725% 11/15/28	100,000	104,374
Eastman Chemical Co. 4.5% 12/1/28	226,000	229,695
LYB International Finance BV 4% 7/15/23	153,000	154,202
LYB International Finance II BV 3.5% 3/2/27	290,000	271,056
Sherwin-Williams Co.:
2.75% 6/1/22	70,000	68,765
4.5% 6/1/47	100,000	93,385
The Dow Chemical Co. 5.55% 11/30/48 (a)	80,000	84,185
The Mosaic Co. 4.05% 11/15/27	40,000	39,090
		1,147,943
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	172,010
Vale Overseas Ltd. 5.875% 6/10/21	179,000	184,818
		356,828

TOTAL MATERIALS		1,504,771

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp. 3.6% 1/15/28	70,000	67,293
Boston Properties, Inc. 4.125% 5/15/21	165,000	168,155
Corporate Office Properties LP 3.6% 5/15/23	80,000	78,191
ERP Operating LP 3.5% 3/1/28	160,000	158,320
Kimco Realty Corp. 2.8% 10/1/26	216,000	199,208
Simon Property Group LP 4.25% 11/30/46	116,000	115,413
Ventas Realty LP:
3.125% 6/15/23	163,000	160,620
4% 3/1/28	184,000	181,397
Welltower, Inc. 4.25% 4/15/28	174,000	175,543
		1,304,140
UTILITIES - 1.5%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 4.3% 12/1/28	194,000	199,876
Commonwealth Edison Co. 4% 3/1/48	208,000	203,819
Duke Energy Carolinas LLC 4% 9/30/42	179,000	176,089
Duke Energy Corp. 3.15% 8/15/27	352,000	335,831
Exelon Corp. 3.95% 6/15/25	163,000	164,361
Florida Power & Light Co. 4.05% 10/1/44	170,000	171,151
MidAmerican Energy Co. 3.95% 8/1/47	100,000	97,914
Southern Co. 3.25% 7/1/26	765,000	729,301
Tampa Electric Co. 4.45% 6/15/49	140,000	139,242
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	91,091
3.8% 9/15/47	60,000	55,964
4.6% 12/1/48	208,000	218,099
Xcel Energy, Inc. 3.35% 12/1/26	316,000	309,463
		2,892,201
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	250,000	242,434
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	27,980
Consolidated Edison Co. of New York, Inc.:
4.5% 5/15/58	120,000	118,684
4.65% 12/1/48	80,000	84,147
DTE Energy Co. 3.8% 3/15/27	90,000	88,649
NiSource Finance Corp. 3.49% 5/15/27	442,000	428,183
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	78,122
Sempra Energy:
3.4% 2/1/28	50,000	46,979
3.8% 2/1/38	60,000	52,975
4% 2/1/48	136,000	118,513
		1,286,666

TOTAL UTILITIES		4,178,867

TOTAL NONCONVERTIBLE BONDS
(Cost $68,193,327)		67,934,121

U.S. Government and Government Agency Obligations - 44.3%
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 8/28/19	$460,000	$456,590
2% 10/5/22	190,000	186,394
2.375% 1/19/23	655,000	650,471
2.875% 9/12/23	150,000	151,748
Federal Home Loan Bank:
2% 9/9/22	200,000	195,914
2.5% 2/13/24	90,000	89,447
2.625% 10/1/20	1,100,000	1,100,745
3.25% 11/16/28	30,000	30,608
Freddie Mac:
1.375% 5/1/20	1,170,000	1,154,088
1.75% 5/30/19	450,000	449,301
2.75% 6/19/23	50,000	50,329
Tennessee Valley Authority:
2.875% 2/1/27	145,000	143,941
4.25% 9/15/65	50,000	56,178

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,715,754

U.S. Treasury Obligations - 42.5%
U.S. Treasury Bonds:
2.5% 2/15/45	221,000	197,821
2.5% 2/15/46	145,000	129,299
2.5% 5/15/46	122,000	108,709
2.75% 8/15/47	47,000	43,969
2.75% 11/15/47	855,000	799,258
2.875% 5/15/43	173,000	167,006
2.875% 11/15/46	208,000	199,932
3% 5/15/42	102,000	101,028
3% 11/15/44	326,000	321,263
3% 5/15/45	229,000	225,753
3% 11/15/45	39,000	38,436
3% 2/15/47	314,000	309,449
3% 5/15/47	80,000	78,738
3% 2/15/48	437,000	429,387
3% 8/15/48	188,000	184,761
3% 2/15/49	286,000	281,241
3.125% 2/15/42	166,000	168,114
3.125% 8/15/44	516,000	519,910
3.125% 5/15/48	299,000	301,067
3.375% 5/15/44	897,000	943,392
3.375% 11/15/48	356,000	376,359
3.625% 2/15/44	1,161,000	1,271,930
3.75% 8/15/41	222,000	247,946
3.75% 11/15/43	6,352,000	7,095,383
4.375% 2/15/38	260,000	316,601
4.375% 11/15/39	5,000	6,088
4.375% 5/15/41	2,101,000	2,562,153
4.5% 2/15/36	557,000	681,716
4.5% 5/15/38	366,000	452,925
5% 5/15/37	1,496,000	1,951,696
U.S. Treasury Notes:
0.75% 8/15/19	294,000	291,611
0.875% 9/15/19	106,000	105,060
1% 3/15/19	420,000	419,773
1% 10/15/19	20,000	19,809
1.125% 7/31/21	313,000	302,852
1.125% 9/30/21	549,000	530,300
1.25% 6/30/19	2,064,000	2,055,212
1.25% 8/31/19	734,000	729,240
1.375% 2/15/20	671,000	663,477
1.375% 9/15/20	3,859,000	3,790,412
1.375% 9/30/20	6,449,000	6,330,097
1.5% 4/15/20	70,000	69,196
1.5% 5/15/20	370,000	365,375
1.5% 6/15/20	50,000	49,328
1.5% 7/15/20	575,000	566,757
1.5% 8/15/20	119,000	117,201
1.5% 8/15/26	283,000	261,156
1.625% 6/30/19	4,851,000	4,836,409
1.625% 3/15/20	2,479,000	2,455,372
1.625% 10/15/20	70,000	68,958
1.625% 2/15/26	3,489,000	3,266,713
1.75% 11/30/19	657,000	653,048
1.75% 11/15/20	220,000	217,061
1.75% 5/31/22	130,000	126,948
1.75% 6/30/22	728,000	710,682
1.875% 12/31/19	67,000	66,628
1.875% 12/15/20	388,000	383,423
1.875% 2/28/22	1,430,000	1,404,081
1.875% 3/31/22	1,271,000	1,247,913
1.875% 7/31/22	622,000	609,171
1.875% 9/30/22	1,174,000	1,148,594
1.875% 8/31/24	501,000	483,582
2% 1/31/20	34,000	33,831
2% 1/15/21	761,000	753,390
2% 11/30/22	552,000	541,801
2% 5/31/24	4,725,000	4,598,200
2% 6/30/24	210,000	204,192
2% 11/15/26	425,000	405,692
2.125% 12/31/22	210,000	206,998
2.125% 2/29/24	551,000	540,324
2.125% 3/31/24	320,000	313,650
2.125% 7/31/24	150,000	146,695
2.125% 11/30/24	320,000	312,288
2.25% 3/31/20	880,000	877,181
2.25% 2/15/21	1,180,000	1,173,455
2.25% 12/31/23	3,883,000	3,833,401
2.25% 12/31/24	30,000	29,463
2.25% 2/15/27	988,000	958,862
2.25% 8/15/27	2,315,000	2,239,310
2.25% 11/15/27	846,000	816,787
2.375% 4/30/20	520,000	518,903
2.375% 3/15/21	190,000	189,399
2.375% 4/15/21	1,159,000	1,155,378
2.375% 1/31/23	86,000	85,540
2.375% 5/15/27	1,262,000	1,234,887
2.5% 6/30/20	292,000	291,760
2.5% 12/31/20	1,925,000	1,923,271
2.5% 1/31/21	2,255,000	2,253,679
2.5% 1/15/22	406,000	405,937
2.5% 3/31/23	1,659,000	1,657,704
2.5% 1/31/24	1,450,000	1,448,414
2.5% 1/31/25	410,000	408,094
2.625% 5/15/21	2,550,000	2,555,279
2.625% 6/15/21	617,000	618,518
2.625% 7/15/21	1,067,000	1,069,668
2.625% 12/15/21	2,737,000	2,746,195
2.625% 2/28/23	1,495,000	1,500,898
2.625% 6/30/23	2,011,000	2,019,248
2.625% 12/31/23	2,463,000	2,473,198
2.625% 12/31/25	332,000	332,195
2.625% 1/31/26	420,000	420,230
2.625% 2/15/29	203,000	201,319
2.75% 9/30/20	160,000	160,456
2.75% 11/30/20	1,222,000	1,226,010
2.75% 9/15/21	698,000	702,117
2.75% 4/30/23	1,347,000	1,358,891
2.75% 5/31/23	1,025,000	1,034,289
2.75% 7/31/23	1,141,000	1,151,608
2.75% 8/31/23	690,000	696,711
2.75% 2/28/25	280,000	282,516
2.75% 6/30/25	237,000	239,009
2.75% 8/31/25	304,000	306,482
2.75% 2/15/28	219,000	219,821
2.875% 10/31/20	614,000	617,118
2.875% 10/15/21	925,000	933,419
2.875% 11/15/21	1,335,000	1,347,568
2.875% 10/31/23	698,000	708,470
2.875% 11/30/23	1,851,000	1,880,139
2.875% 4/30/25	81,000	82,275
2.875% 7/31/25	258,000	262,072
2.875% 11/30/25	288,000	292,523
2.875% 5/15/28	924,000	936,416
2.875% 8/15/28	685,000	693,884
3% 10/31/25	535,000	547,476
3.125% 11/15/28	340,000	351,608

TOTAL U.S. TREASURY OBLIGATIONS		114,382,881

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $118,748,872)		119,098,635

U.S. Government Agency - Mortgage Securities - 29.1%
Fannie Mae - 14.7%
2.5% 8/1/31 to 4/1/47	3,832,420	3,739,357
2.5% 3/1/34 (d)	200,000	196,079
2.5% 3/1/49 (d)	100,000	94,760
3% 10/1/30 to 11/1/48	8,898,440	8,765,355
3% 3/1/34 (d)	200,000	199,601
3% 3/1/49 (d)	500,000	488,440
3.5% 12/1/25 to 2/1/48	8,935,714	8,996,208
3.5% 3/1/34 (d)	100,000	101,587
3.5% 3/1/49 (d)	100,000	100,020
3.5% 3/1/49 (d)	900,000	900,177
4% 11/1/43 to 5/1/48	7,429,435	7,617,106
4% 3/1/49 (d)	900,000	917,390
4.5% 2/1/47 to 8/1/48	3,232,299	3,358,587
4.5% 3/1/49 (d)	400,000	413,883
5% 4/1/25 to 11/1/44	258,230	275,498
5% 3/1/49 (d)	950,000	996,113
5% 3/1/49 (d)	500,000	524,270
5% 3/1/49 (d)	100,000	104,854
5.5% 7/1/23 to 12/1/48	1,586,022	1,689,139
5.5% 3/1/49 (d)	100,000	106,047

TOTAL FANNIE MAE		39,584,471

Freddie Mac - 6.2%
3% 11/1/30 to 7/1/47	4,152,749	4,085,191
3.5% 11/1/45 to 5/1/48	5,396,135	5,410,169
3.5% 3/1/49 (d)	300,000	300,235
3.5% 3/1/49 (d)	400,000	400,313
3.5% 3/1/49 (d)	400,000	400,313
3.5% 3/1/49 (d)	900,000	900,705
4% 9/1/45 to 11/1/48	3,328,642	3,407,085
4% 4/1/48	23,717	24,231
4.5% 1/1/49	999,999	1,036,599
5% 2/1/49	500,270	526,032

TOTAL FREDDIE MAC		16,490,873

Ginnie Mae - 8.2%
2.5% 3/20/47 to 10/20/47	142,945	136,689
3% 9/20/46	1,243,046	1,229,072
3% 3/1/49 (d)	3,600,000	3,552,054
3% 3/1/49 (d)	200,000	197,336
3.5% 4/20/46 to 10/20/48	7,442,547	7,515,438
3.5% 3/1/49 (d)	400,000	403,461
4% 12/20/45 to 11/20/48	4,113,675	4,229,246
4% 3/1/49 (d)	300,000	307,868
4% 3/1/49 (d)	300,000	307,868
4% 4/1/49 (d)	300,000	307,634
4.5% 6/20/45 to 8/20/48	1,443,445	1,499,113
4.5% 3/1/49 (d)	800,000	827,730
4.5% 3/1/49 (d)	300,000	310,399
5% 11/20/45 to 7/20/48	781,328	817,022
5% 3/1/49 (d)	200,000	208,308
5.5% 12/20/44 to 10/20/48	245,882	262,123

TOTAL GINNIE MAE		22,111,361

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $78,053,990)		78,186,705

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$100,000	$98,918
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	100,000	100,667
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	202,715
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	100,347
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	50,180
Series 2018-4 Class A, 4.06% 11/15/30	60,000	60,848
TOTAL ASSET-BACKED SECURITIES
(Cost $609,897)		613,675

Commercial Mortgage Securities - 1.8%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	282,993
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	165,332
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	497,728
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	474,940
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	50,000	51,780
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	51,919
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	200,168
Freddie Mac:
sequential payer Series K057 Class A2, 2.57% 7/25/26	330,000	318,972
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	60,146
Series K-1510 Class A2, 3.718% 1/25/31	165,000	168,991
Series K064 Class A2, 3.224% 3/25/27	250,000	251,045
Series K068 Class A2, 3.244% 8/25/27	570,000	571,816
Series K730 Class A2, 3.59% 1/25/25	50,000	51,556
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	342,521
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	51,438
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	408,190
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.167% 8/15/46 (b)	160,000	166,241
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	252,996
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	370,075
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,713,571)		4,738,847

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	247,714
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$160,000	$235,000
Series 2018, 3.5% 4/1/28	175,000	176,421
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	155,263
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	174,436
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	195,014
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	170,611
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	81,255
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	192,421
TOTAL MUNICIPAL SECURITIES
(Cost $1,619,055)		1,628,135

Foreign Government and Government Agency Obligations - 1.7%
Alberta Province 3.3% 3/15/28	$225,000	$227,563
Canadian Government 2% 11/15/22	155,000	151,754
Chilean Republic 3.24% 2/6/28	200,000	196,802
Colombian Republic:
3.875% 4/25/27	200,000	197,102
8.125% 5/21/24	275,000	327,250
11.75% 2/25/20	220,000	237,712
Hungarian Republic 7.625% 3/29/41	60,000	87,452
Manitoba Province 1.75% 5/30/19	130,000	129,702
Ontario Province:
2.4% 2/8/22	100,000	98,873
2.5% 4/27/26	300,000	289,953
Panamanian Republic:
4.5% 4/16/50	200,000	200,202
6.7% 1/26/36	70,000	88,375
Peruvian Republic 6.55% 3/14/37	150,000	195,150
Philippine Republic:
3% 2/1/28	200,000	192,818
9.5% 2/2/30	70,000	105,721
Polish Government 5% 3/23/22	130,000	137,475
Province of Quebec 2.75% 4/12/27	320,000	312,487
United Mexican States:
3.5% 1/21/21	595,000	597,124
3.625% 3/15/22	150,000	150,750
3.75% 1/11/28	400,000	383,000
5.55% 1/21/45	50,000	52,801
Uruguay Republic 4.975% 4/20/55	110,000	110,606
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,427,715)		4,470,672

Supranational Obligations - 0.6%
Asian Development Bank:
1.75% 9/13/22	83,000	80,599
2.5% 11/2/27	20,000	19,460
European Investment Bank:
2% 12/15/22	118,000	115,415
2.25% 8/15/22	685,000	677,030
3.125% 12/14/23	110,000	112,350
Inter-American Development Bank 4.375% 1/24/44	190,000	220,731
International Bank for Reconstruction & Development:
1.875% 10/27/26	320,000	300,643
2.75% 7/23/21	120,000	120,408
International Finance Corp.:
2.25% 1/25/21	50,000	49,642
2.875% 7/31/23	39,000	39,340
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,721,616)		1,735,618

Bank Notes - 0.3%
Bank of Nova Scotia 2.45% 9/19/22	374,000	365,667
Citizens Bank NA 3.75% 2/18/26	250,000	249,182
Discover Bank 3.35% 2/6/23	250,000	246,921
TOTAL BANK NOTES
(Cost $861,376)		861,770
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.44% (e)
(Cost $2,203,978)	2,203,748	2,204,189
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $281,153,397)		281,472,367
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(12,651,282)
NET ASSETS - 100%		$268,821,085

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/49	$(400,000)	$(400,079)
5% 3/1/49	(500,000)	(524,270)
5% 3/1/49	(500,000)	(524,270)

TOTAL FANNIE MAE		(1,448,619)

Freddie Mac
3.5% 3/1/49	(300,000)	(300,235)
3.5% 3/1/49	(1,300,000)	(1,301,018)
3.5% 3/1/49	(400,000)	(400,313)

TOTAL FREDDIE MAC		(2,001,566)

Ginnie Mae
4% 3/1/49	(300,000)	(307,868)
TOTAL TBA SALE COMMITMENTS
(Proceeds $3,766,117)		$(3,758,053)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,728,389 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,743
Total	$17,743

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$67,934,121	$--	$67,934,121	$--
U.S. Government and Government Agency Obligations	119,098,635	--	119,098,635	--
U.S. Government Agency - Mortgage Securities	78,186,705	--	78,186,705	--
Asset-Backed Securities	613,675	--	613,675	--
Commercial Mortgage Securities	4,738,847	--	4,738,847	--
Municipal Securities	1,628,135	--	1,628,135	--
Foreign Government and Government Agency Obligations	4,470,672	--	4,470,672	--
Supranational Obligations	1,735,618	--	1,735,618	--
Bank Notes	861,770	--	861,770	--
Money Market Funds	2,204,189	2,204,189	--	--
Total Investments in Securities:	$281,472,367	$2,204,189	$279,268,178	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,758,053)	$--	$(3,758,053)	$--
Total Other Financial Instruments:	$(3,758,053)	$--	$(3,758,053)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $278,949,419)	$279,268,178
Fidelity Central Funds (cost $2,203,978)	2,204,189
Total Investment in Securities (cost $281,153,397)		$281,472,367
Receivable for investments sold		2,131,124
Receivable for TBA sale commitments		3,766,117
Receivable for fund shares sold		845,746
Interest receivable		1,537,897
Distributions receivable from Fidelity Central Funds		5,137
Total assets		289,758,388
Liabilities
Payable for investments purchased
Regular delivery	$2,999,418
Delayed delivery	13,573,207
TBA sale commitments, at value	3,758,053
Payable for fund shares redeemed	59,184
Distributions payable	547,441
Total liabilities		20,937,303
Net Assets		$268,821,085
Net Assets consist of:
Paid in capital		$268,481,227
Total distributable earnings (loss)		339,858
Net Assets, for 27,094,953 shares outstanding		$268,821,085
Net Asset Value, offering price and redemption price per share ($268,821,085 ÷ 27,094,953 shares)		$9.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$3,752,272
Income from Fidelity Central Funds		17,743
Total income		3,770,015
Expenses
Independent trustees' fees and expenses	$555
Commitment fees	304
Total expenses		859
Net investment income (loss)		3,769,156
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(288,035)
Fidelity Central Funds	(211)
Total net realized gain (loss)		(288,246)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,731,219
Fidelity Central Funds	211
Delayed delivery commitments	7,269
Total change in net unrealized appreciation (depreciation)		1,738,699
Net gain (loss)		1,450,453
Net increase (decrease) in net assets resulting from operations		$5,219,609

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,769,156	$3,386,373
Net realized gain (loss)	(288,246)	(274,728)
Change in net unrealized appreciation (depreciation)	1,738,699	(2,790,543)
Net increase (decrease) in net assets resulting from operations	5,219,609	321,102
Distributions to shareholders	(3,423,791)	–
Distributions to shareholders from net investment income	–	(3,157,745)
Distributions to shareholders from net realized gain	–	(371,061)
Total distributions	(3,423,791)	(3,528,806)
Share transactions
Proceeds from sales of shares	83,944,957	250,043,402
Reinvestment of distributions	251,274	1,585,049
Cost of shares redeemed	(46,940,082)	(85,080,774)
Net increase (decrease) in net assets resulting from share transactions	37,256,149	166,547,677
Total increase (decrease) in net assets	39,051,967	163,339,973
Net Assets
Beginning of period	229,769,118	66,429,145
End of period	$268,821,085	$229,769,118
Other Information
Undistributed net investment income end of period		$205,258
Shares
Sold	8,549,398	25,296,839
Issued in reinvestment of distributions	25,586	157,723
Redeemed	(4,792,828)	(8,600,065)
Net increase (decrease)	3,782,156	16,854,497

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex U.S. Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.153	.275	.110
Net realized and unrealized gain (loss)	.046	(.390)	.288
Total from investment operations	.199	(.115)	.398
Distributions from net investment income	(.139)	(.258)	(.108)
Distributions from net realized gain	–	(.057)	–
Total distributions	(.139)	(.315)	(.108)
Net asset value, end of period	$9.92	$9.86	$10.29
Total ReturnC	2.04%	(1.12)%	3.99%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	- %G
Expenses net of all reductionsF	- %G	-%	- %G
Net investment income (loss)	3.15%G	2.82%	2.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$268,821	$229,769	$66,429
Portfolio turnover rateH	112%G	102%	129%I

 A For the period March 9, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,149,442
Gross unrealized depreciation	(1,352,186)
Net unrealized appreciation (depreciation)	$797,256
Tax cost	$280,675,111

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(153,478)
Long-term	(72,753)
Total capital loss carryforward	$(226,231)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,374,741 and $1,068,433, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $304 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %-C	$1,000.00	$1,020.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZUB-SANN-0419
1.9881610.101

Fidelity Flex℠ Funds Fidelity Flex℠ Short-Term Bond Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	41.7%
AAA	13.6%
AA	2.0%
A	16.6%
BBB	21.2%
BB and Below	2.8%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	42.2%
U.S. Government and U.S. Government Agency Obligations	41.7%
Asset-Backed Securities	10.7%
CMOs and Other Mortgage Related Securities	2.9%
Municipal Bonds	0.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 7.0%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 3.6% 2/17/23	$18,000	$18,113
Verizon Communications, Inc.:
2.946% 3/15/22	8,000	7,996
3.125% 3/16/22	20,000	20,090
		46,199
Media - 2.9%
CBS Corp. 2.3% 8/15/19	50,000	49,879
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	25,000	25,113
4.464% 7/23/22	25,000	25,643
Comcast Corp.:
3.45% 10/1/21	10,000	10,116
5.15% 3/1/20	50,000	51,107
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.502% 9/20/19 (a)(b)	8,000	8,011
		169,869

TOTAL COMMUNICATION SERVICES		216,068

CONSUMER DISCRETIONARY - 2.5%
Automobiles - 2.2%
American Honda Finance Corp. 2% 2/14/20	50,000	49,651
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	25,000	25,137
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	6,957
3.15% 1/15/20	50,000	49,995
		131,740
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	8,937
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	6,912

TOTAL CONSUMER DISCRETIONARY		147,589

CONSUMER STAPLES - 3.0%
Beverages - 1.1%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.3838% 11/15/21 (a)(b)	15,000	14,932
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,555
		64,487
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (c)	10,000	9,947
Food Products - 0.5%
Conagra Brands, Inc. 3.8% 10/22/21	10,000	10,085
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 3.3189% 4/16/21 (a)(b)	10,000	9,941
3.2% 4/16/21	2,000	2,005
Tyson Foods, Inc. 3 month U.S. LIBOR + 0.450% 3.0789% 5/30/19 (a)(b)	9,000	9,000
		31,031
Tobacco - 1.2%
Altria Group, Inc.:
3.49% 2/14/22	5,000	5,029
4.75% 5/5/21	10,000	10,339
Bat Capital Corp. 2.297% 8/14/20	50,000	49,263
Philip Morris International, Inc. 2.625% 2/18/22	4,000	3,944
		68,575

TOTAL CONSUMER STAPLES		174,040

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
BP Capital Markets PLC 2.315% 2/13/20	50,000	49,786
Cenovus Energy, Inc. 3% 8/15/22	10,000	9,663
Devon Energy Corp. 3.25% 5/15/22	26,000	25,899
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	6,970
4.2% 9/15/23	4,000	4,080
Enterprise Products Operating LP 2.55% 10/15/19	50,000	49,914
EOG Resources, Inc. 2.45% 4/1/20	10,000	9,941
EQT Corp. 2.5% 10/1/20	5,000	4,910
MPLX LP 4.5% 7/15/23	2,000	2,067
Petroleos Mexicanos 5.375% 3/13/22	20,000	20,040
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	8,946
Schlumberger Investment SA 3.3% 9/14/21 (c)	25,000	25,059
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,121
TransCanada PipeLines Ltd. 2.125% 11/15/19	10,000	9,952
Western Gas Partners LP 5.375% 6/1/21	19,000	19,574
Williams Partners LP 3.6% 3/15/22	28,000	28,149
		282,071
FINANCIALS - 15.9%
Banks - 8.0%
Bank of America Corp. 3.004% 12/20/23 (a)	100,000	98,700
Bank of Nova Scotia 2.35% 10/21/20	50,000	49,533
Citigroup, Inc. 2.4% 2/18/20	75,000	74,623
JPMorgan Chase & Co.:
2.25% 1/23/20	100,000	99,451
3.514% 6/18/22 (a)	12,000	12,111
Mitsubishi UFJ Financial Group, Inc. 3.535% 7/26/21	50,000	50,324
Regions Financial Corp. 2.75% 8/14/22	10,000	9,795
Royal Bank of Canada 2.15% 10/26/20	10,000	9,882
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	10,000	10,212
SunTrust Bank 2.25% 1/31/20	9,000	8,946
Westpac Banking Corp. 2.15% 3/6/20	50,000	49,682
		473,259
Capital Markets - 4.0%
Cboe Global Markets, Inc. 1.95% 6/28/19	9,000	8,982
Deutsche Bank AG 2.7% 7/13/20	10,000	9,816
Deutsche Bank AG London Branch 2.85% 5/10/19	25,000	24,975
Goldman Sachs Group, Inc. 2.876% 10/31/22 (a)	75,000	73,876
Moody's Corp. 3.25% 6/7/21	6,000	5,998
Morgan Stanley 2.65% 1/27/20	100,000	99,715
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.1663% 11/1/21 (a)(b)	10,000	9,996
		233,358
Consumer Finance - 1.4%
American Express Credit Corp. 2.2% 3/3/20	50,000	49,684
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 3.6881% 6/1/21 (a)(b)(c)	10,000	9,989
Capital One Financial Corp. 2.5% 5/12/20	20,000	19,865
Synchrony Financial 3% 8/15/19	5,000	4,997
		84,535
Diversified Financial Services - 0.6%
AIG Global Funding 3.35% 6/25/21 (c)	10,000	10,031
AXA Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,016
Brixmor Operating Partnership LP 3.875% 8/15/22	13,000	13,007
Cigna Corp. 3 month U.S. LIBOR + 0.650% 3.4382% 9/17/21 (a)(b)(c)	10,000	9,950
		35,004
Insurance - 1.9%
American International Group, Inc. 2.3% 7/16/19	50,000	49,908
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	7,000	6,928
3.5% 12/29/20	7,000	7,065
Prudential Financial, Inc. 2.35% 8/15/19	50,000	49,899
		113,800

TOTAL FINANCIALS		939,956

HEALTH CARE - 4.4%
Biotechnology - 0.2%
AbbVie, Inc. 2.5% 5/14/20	10,000	9,934
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	10,000	9,989
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (a)(b)	13,000	12,956
2.404% 6/5/20	20,000	19,792
Boston Scientific Corp. 3.45% 3/1/24	5,000	5,016
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.5536% 3/19/21 (a)(b)	8,000	7,964
		55,717
Health Care Providers & Services - 2.2%
Cigna Corp. 3.4% 9/17/21 (c)	10,000	10,052
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.4871% 3/9/21 (a)(b)	10,000	10,024
2.8% 7/20/20	25,000	24,869
3.35% 3/9/21	58,000	58,160
Express Scripts Holding Co.:
2.6% 11/30/20	2,000	1,981
4.75% 11/15/21	4,000	4,158
Humana, Inc. 2.5% 12/15/20	10,000	9,882
WellPoint, Inc. 3.125% 5/15/22	10,000	9,977
		129,103
Pharmaceuticals - 1.1%
Actavis Funding SCS 3% 3/12/20	25,000	24,970
GlaxoSmithKline Capital PLC 3.125% 5/14/21	20,000	20,130
Mylan NV 2.5% 6/7/19	13,000	12,982
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	10,000	9,501
		67,583

TOTAL HEALTH CARE		262,337

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	9,863
United Technologies Corp. 3.35% 8/16/21	3,000	3,028
		12,891
Airlines - 0.3%
Delta Air Lines, Inc.:
2.875% 3/13/20	10,000	9,962
3.4% 4/19/21	9,000	8,987
		18,949
Machinery - 1.1%
John Deere Capital Corp. 3.125% 9/10/21	50,000	50,243
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.8382% 9/15/21 (a)(b)	13,000	12,970
		63,213
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.125% 1/15/20	5,000	4,958
2.5% 3/1/21	6,000	5,876
3.5% 1/15/22	10,000	9,961
International Lease Finance Corp. 5.875% 8/15/22	25,000	26,578
		47,373

TOTAL INDUSTRIALS		142,426

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 1.4%
Amphenol Corp. 2.2% 4/1/20	16,000	15,838
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (c)	50,000	49,983
5.45% 6/15/23 (c)	3,000	3,152
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.2013% 6/5/20 (a)(b)	10,000	9,994
		78,967
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,000	8,010

TOTAL INFORMATION TECHNOLOGY		86,977

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	6,000	5,974
The Mosaic Co. 3.25% 11/15/22	5,000	4,955
		10,929
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.4% 10/1/20	7,000	7,021
UTILITIES - 3.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	5,916
Edison International 2.125% 4/15/20	30,000	29,166
Eversource Energy 2.5% 3/15/21	9,000	8,899
Exelon Corp. 3.497% 6/1/22 (a)	20,000	19,856
ITC Holdings Corp. 2.7% 11/15/22	6,000	5,819
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (a)(b)	3,000	2,998
		72,654
Multi-Utilities - 2.5%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	9,919
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,705
NiSource, Inc. 3.65% 6/15/23	4,000	4,035
Sempra Energy 2.4% 2/1/20	25,000	24,830
WEC Energy Group, Inc. 3.375% 6/15/21	10,000	10,041
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	49,596
		148,126

TOTAL UTILITIES		220,780

TOTAL NONCONVERTIBLE BONDS
(Cost $2,498,743)		2,490,194

U.S. Treasury Obligations - 41.7%
U.S. Treasury Notes:
1.625% 7/31/20	$150,000	$148,043
1.75% 11/30/21	675,000	661,500
1.875% 9/30/22	100,000	97,836
2% 12/31/21	650,000	641,240
2.125% 12/31/22	120,000	118,284
2.5% 12/31/20	744,000	743,332
2.625% 6/30/23	50,000	50,205
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,460,212)		2,460,440

Asset-Backed Securities - 10.7%
Ally Auto Receivables Trust Series 2019-1 Class A3, 2.91% 9/15/23	$10,000	$10,015
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	10,000	9,949
Series 2018-2 Class A, 3.29% 5/15/23	10,000	10,075
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	100,000	98,918
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	11,911
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	9,875
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	9,989
Series 2018-A2 Class A2, 3% 9/15/23	10,000	10,060
BMW Vehicle Lease Trust Series 2018-1 Class A3, 3.26% 7/20/21	5,000	5,037
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (c)	10,000	10,012
Series 2018-2A Class A3, 3.27% 12/19/22 (c)	9,000	9,075
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	6,927
Series 2017-A1 Class A1, 2% 1/17/23	13,000	12,905
Series 2017-A4 Class A4, 1.99% 7/17/23	16,000	15,823
Series 2018-A1 Class A1, 3.01% 2/15/24	8,000	8,042
Series 2019-A1 Class A1, 2.84% 12/16/24	16,000	16,010
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	5,000	4,962
Series 2017-4 Class A3, 2.11% 10/17/22	5,000	4,946
Series 2018-2 Class A3, 2.98% 1/17/23	6,000	6,022
Series 2018-4 Class A3, 3.36% 9/15/23	7,000	7,095
Series 2019-1 Class A3, 3.05% 3/15/24	10,000	10,046
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	99,079
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	10,000	10,053
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	5,910	5,866
Ford Credit Auto Owner Trust Series 2018-A Class A3, 3.03% 11/15/22	10,000	10,034
Ford Credit Floorplan Master Owner Trust:
Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,849
Series 2017-2 Class A1, 2.16% 9/15/22	10,000	9,890
GM Financial Automobile Leasing Trust:
Series 2018-2 Class A3, 3.06% 6/21/21	6,000	6,014
Series 2019-1 Class A3, 2.98% 12/20/21	7,000	7,005
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (c)	9,000	8,937
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	11,000	11,033
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	5,000	4,972
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	6,420	6,380
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	7,000	7,003
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	9,000	8,977
Series 2019-A Class A3, 3.1% 11/15/21	7,000	7,026
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.1199% 9/25/23 (a)(b)(c)	11,000	10,997
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	21,453	21,345
Santander Retail Auto Lease Trust Series 2018-A Class A3, 2.93% 5/20/21 (c)	9,000	9,000
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (c)	3,505	3,493
Series 2017-2A Class A3, 2.04% 4/26/21 (c)	6,000	5,963
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (c)	3,538	3,533
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	10,000	10,037
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	2,704	2,690
Volvo Financial Equipment LLC Series 2019-1A Class A3, 3% 3/15/23 (c)	10,000	10,014
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	30,854	30,577
TOTAL ASSET-BACKED SECURITIES
(Cost $634,839)		632,461

Commercial Mortgage Securities - 2.9%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	9,672	9,794
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	10,000	10,108
Series 2017-P7 Class A1, 2.008% 4/14/50	37,692	37,285
COMM Mortgage Trust sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,788	9,838
Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,000	12,120
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.2388% 7/15/32 (a)(b)(c)	10,000	9,956
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,054
Series 2017-GS8 Class A1, 2.222% 11/10/50	9,066	8,923
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	10,000	9,990
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	41,199	41,130
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,148
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $171,978)		169,346

Municipal Securities - 0.2%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	14,830

Bank Notes - 0.2%
SunTrust Bank 3.502% 8/2/22 (a)
(Cost $9,000)	9,000	9,061
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.44% (d)
(Cost $147,603)	147,573	147,603
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,937,375)		5,923,935
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(21,152)
NET ASSETS - 100%		$5,902,783

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,254 or 4.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,120
Total	$1,120

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,490,194	$--	$2,490,194	$--
U.S. Government and Government Agency Obligations	2,460,440	--	2,460,440	--
Asset-Backed Securities	632,461	--	632,461	--
Commercial Mortgage Securities	169,346	--	169,346	--
Municipal Securities	14,830	--	14,830	--
Bank Notes	9,061	--	9,061	--
Money Market Funds	147,603	147,603	--	--
Total Investments in Securities:	$5,923,935	$147,603	$5,776,332	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,789,772)	$5,776,332
Fidelity Central Funds (cost $147,603)	147,603
Total Investment in Securities (cost $5,937,375)		$5,923,935
Receivable for fund shares sold		238
Interest receivable		28,528
Distributions receivable from Fidelity Central Funds		295
Total assets		5,952,996
Liabilities
Payable for investments purchased	$50,213
Total liabilities		50,213
Net Assets		$5,902,783
Net Assets consist of:
Paid in capital		$5,928,057
Total distributable earnings (loss)		(25,274)
Net Assets, for 593,469 shares outstanding		$5,902,783
Net Asset Value, offering price and redemption price per share ($5,902,783 ÷ 593,469 shares)		$9.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$68,919
Income from Fidelity Central Funds		1,120
Total income		70,039
Expenses
Independent trustees' fees and expenses	$14
Commitment fees	8
Total expenses		22
Net investment income (loss)		70,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,413)
Total net realized gain (loss)		(6,413)
Change in net unrealized appreciation (depreciation) on investment securities		33,750
Net gain (loss)		27,337
Net increase (decrease) in net assets resulting from operations		$97,354

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,017	$114,242
Net realized gain (loss)	(6,413)	(17,204)
Change in net unrealized appreciation (depreciation)	33,750	(62,633)
Net increase (decrease) in net assets resulting from operations	97,354	34,405
Distributions to shareholders	(63,706)	–
Distributions to shareholders from net investment income	–	(108,526)
Distributions to shareholders from net realized gain	–	(6,112)
Total distributions	(63,706)	(114,638)
Share transactions
Proceeds from sales of shares	323,990	1,002,744
Reinvestment of distributions	63,706	114,638
Cost of shares redeemed	(214,280)	(422,030)
Net increase (decrease) in net assets resulting from share transactions	173,416	695,352
Total increase (decrease) in net assets	207,064	615,119
Net Assets
Beginning of period	5,695,719	5,080,600
End of period	$5,902,783	$5,695,719
Other Information
Undistributed net investment income end of period		$3,926
Shares
Sold	32,785	101,160
Issued in reinvestment of distributions	6,433	11,558
Redeemed	(21,700)	(42,678)
Net increase (decrease)	17,518	70,040

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.89	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.121	.206	.085
Net realized and unrealized gain (loss)	.049	(.148)	.038
Total from investment operations	.170	.058	.123
Distributions from net investment income	(.110)	(.196)	(.083)
Distributions from net realized gain	–	(.012)	–
Total distributions	(.110)	(.208)	(.083)
Net asset value, end of period	$9.95	$9.89	$10.04
Total ReturnC	1.73%	.59%	1.24%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	- %G
Expenses net of all reductionsF	- %G	-%	- %G
Net investment income (loss)	2.46%G	2.08%	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,903	$5,696	$5,081
Portfolio turnover rateH	61%G	61%	96%I

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Flex Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,675
Gross unrealized depreciation	(21,622)
Net unrealized appreciation (depreciation)	$(4,947)
Tax cost	$5,928,882

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,840)
Long-term	(4,818)
Total capital loss carryforward	$(15,658)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $613,335 and $662,422, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %-C	$1,000.00	$1,017.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board noted that there was a portfolio management change for the fund in September 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZSB-SANN-0419
1.9881602.101

Fidelity® Sustainability Bond Index Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	76.1%
AAA	2.9%
AA	1.2%
A	8.8%
BBB	13.6%
BB and Below	0.6%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(3.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	21.7%
U.S. Government and U.S. Government Agency Obligations	76.1%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.3%
Other Investments	4.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(3.4)%

 * Foreign investments - 8.0%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 5.25% 3/1/37	$264,000	$266,557
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	147,514
Verizon Communications, Inc. 5.5% 3/16/47	86,000	95,606
		509,677
Entertainment - 0.4%
Time Warner, Inc.:
4.75% 3/29/21	150,000	155,256
4.85% 7/15/45	68,000	64,140
		219,396
Media - 0.3%
Discovery Communications LLC 4.375% 6/15/21	149,000	152,157
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5% 5/30/38	43,000	40,900

TOTAL COMMUNICATION SERVICES		922,130

CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	59,030
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp. 3.7% 1/30/26	155,000	155,910
Starbucks Corp.:
3.8% 8/15/25	50,000	50,710
4.5% 11/15/48	32,000	30,892
		237,512
Multiline Retail - 0.0%
Target Corp. 3.9% 11/15/47	25,000	23,571
Specialty Retail - 0.3%
Home Depot, Inc. 4.5% 12/6/48	70,000	73,867
Lowe's Companies, Inc. 4.05% 5/3/47	62,000	55,503
		129,370

TOTAL CONSUMER DISCRETIONARY		449,483

CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Maple Escrow Subsidiary, Inc. 5.085% 5/25/48 (a)	60,000	58,312
Food Products - 0.5%
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	30,395
5.4% 11/1/48	22,000	20,669
H.J. Heinz Co. 3.95% 7/15/25	169,000	167,241
Tyson Foods, Inc. 4% 3/1/26	40,000	40,053
		258,358

TOTAL CONSUMER STAPLES		316,670

ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Halliburton Co. 5% 11/15/45	86,000	88,809
Oil, Gas & Consumable Fuels - 2.5%
Apache Corp. 3.25% 4/15/22	140,000	138,705
ConocoPhillips Co. 6.5% 2/1/39	95,000	124,533
Devon Energy Corp. 3.25% 5/15/22	139,000	138,462
Equinor ASA 3.625% 9/10/28	70,000	71,182
Kinder Morgan, Inc. 4.3% 3/1/28	183,000	184,672
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	84,420
MPLX LP:
4.5% 4/15/38	48,000	44,177
4.875% 12/1/24	152,000	158,683
Noble Energy, Inc. 4.95% 8/15/47	74,000	69,247
ONEOK, Inc. 7.5% 9/1/23	119,000	135,242
Williams Partners LP 4.3% 3/4/24	149,000	152,402
		1,301,725

TOTAL ENERGY		1,390,534

FINANCIALS - 8.1%
Banks - 4.0%
Bank of America Corp.:
3.004% 12/20/23 (b)	200,000	197,400
3.55% 3/5/24 (b)	250,000	250,973
3.974% 2/7/30 (b)	35,000	35,109
4.271% 7/23/29 (b)	60,000	61,591
Barclays PLC 3.2% 8/10/21	200,000	197,927
Citigroup, Inc.:
3.2% 10/21/26	191,000	182,973
4.65% 7/23/48	65,000	67,729
HSBC Holdings PLC 4.292% 9/12/26 (b)	250,000	253,124
JPMorgan Chase & Co.:
3.559% 4/23/24 (b)	285,000	286,642
4.203% 7/23/29 (b)	30,000	30,754
4.95% 6/1/45	92,000	97,680
Oesterreichische Kontrollbank 2.875% 9/7/21	20,000	20,111
Royal Bank of Scotland Group PLC 3.875% 9/12/23	200,000	198,241
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	120,000	122,986
U.S. Bancorp 3.9% 4/26/28	94,000	98,051
		2,101,291
Capital Markets - 1.6%
Deutsche Bank AG New York Branch 4.25% 10/14/21	148,000	147,072
Goldman Sachs Group, Inc. 6.75% 10/1/37	180,000	214,075
IntercontinentalExchange, Inc. 3.75% 9/21/28	20,000	20,276
Morgan Stanley:
3.625% 1/20/27	243,000	238,282
3.737% 4/24/24 (b)	200,000	201,743
		821,448
Consumer Finance - 0.7%
Capital One Financial Corp. 3.8% 1/31/28	124,000	119,166
Discover Financial Services:
3.85% 11/21/22	141,000	141,818
4.5% 1/30/26	102,000	102,472
		363,456
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 5% 4/20/48	16,000	15,037
Cigna Corp.:
4.125% 11/15/25 (a)	12,000	12,180
4.375% 10/15/28 (a)	20,000	20,273
4.8% 8/15/38 (a)	19,000	18,963
4.9% 12/15/48 (a)	19,000	18,918
KfW 2.375% 12/29/22	363,000	359,762
		445,133
Insurance - 1.0%
ACE INA Holdings, Inc. 3.35% 5/3/26	144,000	143,549
American International Group, Inc. 4.5% 7/16/44	127,000	116,486
Aon PLC 4.75% 5/15/45	68,000	68,973
Lincoln National Corp. 3.8% 3/1/28	76,000	74,699
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	34,712
Prudential Financial, Inc. 4.35% 2/25/50	70,000	68,576
		506,995

TOTAL FINANCIALS		4,238,323

HEALTH CARE - 2.1%
Biotechnology - 1.1%
AbbVie, Inc. 3.6% 5/14/25	180,000	176,564
Amgen, Inc. 4.4% 5/1/45	90,000	84,063
Celgene Corp.:
3.25% 2/20/23	52,000	51,549
4.55% 2/20/48	70,000	64,733
Gilead Sciences, Inc. 3.65% 3/1/26	175,000	173,945
		550,854
Health Care Equipment & Supplies - 0.3%
Medtronic, Inc. 4.375% 3/15/35	157,000	165,318
Health Care Providers & Services - 0.6%
Cigna Corp. 3.75% 7/15/23 (a)	24,000	24,287
CVS Health Corp.:
4.3% 3/25/28	150,000	150,103
4.78% 3/25/38	42,000	40,856
UnitedHealth Group, Inc. 6.875% 2/15/38	94,000	125,390
		340,636
Pharmaceuticals - 0.1%
AstraZeneca PLC 4.375% 8/17/48	66,000	63,898

TOTAL HEALTH CARE		1,120,706

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.4%
FedEx Corp.:
3.25% 4/1/26	152,000	147,831
4.95% 10/17/48	28,000	27,734
United Parcel Service, Inc. 3.75% 11/15/47	58,000	53,897
		229,462
Electrical Equipment - 0.3%
Eaton Corp. 2.75% 11/2/22	137,000	135,211
Road & Rail - 0.7%
Canadian National Railway Co. 2.75% 3/1/26	141,000	135,829
CSX Corp. 4.5% 3/15/49	70,000	69,228
Union Pacific Corp.:
3.95% 9/10/28	25,000	25,577
4.5% 9/10/48	132,000	132,546
		363,180
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.75% 2/1/22	138,000	138,234
4.625% 10/1/28	22,000	21,591
		159,825

TOTAL INDUSTRIALS		887,678

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.3%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	165,587
Electronic Equipment & Components - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	156,000	158,803
8.35% 7/15/46 (a)	34,000	39,789
		198,592
IT Services - 0.3%
IBM Corp. 3.45% 2/19/26	166,000	166,220
Software - 0.8%
Microsoft Corp. 3.7% 8/8/46	186,000	181,037
Oracle Corp. 2.65% 7/15/26	242,000	229,802
		410,839
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 3.85% 5/4/43	177,000	171,345
Xerox Corp. 4.5% 5/15/21	131,000	132,585
		303,930

TOTAL INFORMATION TECHNOLOGY		1,245,168

MATERIALS - 0.8%
Chemicals - 0.7%
DowDuPont, Inc.:
4.205% 11/15/23	20,000	20,638
4.725% 11/15/28	20,000	20,875
LYB International Finance BV 4% 7/15/23	135,000	136,060
Sherwin-Williams Co. 4.5% 6/1/47	54,000	50,428
The Mosaic Co. 4.25% 11/15/23	131,000	134,585
		362,586
Containers & Packaging - 0.1%
International Paper Co. 4.75% 2/15/22	62,000	64,499

TOTAL MATERIALS		427,085

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
ERP Operating LP 4.5% 7/1/44	50,000	51,639
Kimco Realty Corp. 2.8% 10/1/26	150,000	138,339
Welltower, Inc. 3.95% 9/1/23	62,000	63,115
		253,093
UTILITIES - 0.2%
Electric Utilities - 0.0%
Tampa Electric Co. 4.45% 6/15/49	35,000	34,810
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 3.875% 6/15/47	44,000	40,963
NiSource Finance Corp. 3.95% 3/30/48	52,000	46,907
		87,870

TOTAL UTILITIES		122,680

TOTAL NONCONVERTIBLE BONDS
(Cost $11,271,435)		11,373,550

U.S. Government and Government Agency Obligations - 45.0%
U.S. Government Agency Obligations - 1.4%
Fannie Mae 2.875% 9/12/23	150,000	151,748
Federal Home Loan Bank:
2.5% 2/13/24	$30,000	$29,816
2.625% 10/1/20	300,000	300,203
3.25% 11/16/28	10,000	10,203
Freddie Mac 2.375% 1/13/22	253,000	251,905

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		743,875

U.S. Treasury Obligations - 43.6%
U.S. Treasury Bonds:
2.25% 8/15/46	37,000	31,235
2.5% 2/15/45	84,000	75,190
2.5% 2/15/46	10,000	8,917
2.75% 8/15/42	41,000	38,843
2.75% 11/15/47	13,000	12,152
2.875% 5/15/43	115,000	111,015
3% 5/15/42	58,000	57,447
3% 11/15/44	146,000	143,878
3% 11/15/45	32,000	31,538
3% 2/15/48	606,000	595,442
3% 8/15/48	28,000	27,518
3% 2/15/49	40,000	39,334
3.125% 8/15/44	497,000	500,766
3.125% 5/15/48	41,000	41,283
3.375% 5/15/44	318,000	334,447
3.375% 11/15/48	32,000	33,830
3.625% 8/15/43	181,000	198,181
3.625% 2/15/44	112,000	122,701
3.75% 8/15/41	38,000	42,441
3.75% 11/15/43	374,000	417,770
4.5% 2/15/36	10,000	12,239
4.5% 5/15/38	405,000	501,188
5% 5/15/37	10,000	13,046
U.S. Treasury Notes:
0.75% 7/15/19	554,000	550,451
1.125% 7/31/21	29,000	28,060
1.125% 9/30/21	209,000	201,881
1.25% 3/31/21	173,000	168,607
1.375% 9/30/19	1,000	993
1.375% 8/31/20	35,000	34,396
1.375% 9/15/20	14,000	13,751
1.375% 9/30/20	11,000	10,797
1.5% 8/15/26	627,000	578,603
1.625% 10/15/20	10,000	9,851
1.625% 8/31/22	180,000	174,677
1.75% 11/30/19	13,000	12,922
1.75% 11/15/20	677,000	667,956
1.875% 7/31/22	634,000	620,924
2% 1/15/21	650,000	643,500
2% 10/31/22	7,000	6,874
2% 5/31/24	64,000	62,283
2% 11/15/26	528,000	504,013
2.125% 12/31/22	140,000	137,998
2.25% 3/31/20	1,023,000	1,019,723
2.25% 2/15/27	209,000	202,836
2.25% 8/15/27	400,000	386,922
2.375% 4/15/21	10,000	9,969
2.375% 5/15/27	147,000	143,842
2.5% 5/31/20	1,752,000	1,750,631
2.5% 6/30/20	1,000	999
2.5% 12/31/20	265,000	264,762
2.5% 1/31/21	758,000	757,556
2.5% 1/15/22	154,000	153,976
2.5% 3/31/23	150,000	149,883
2.5% 1/31/24	113,000	112,876
2.625% 8/31/20	1,000	1,001
2.625% 5/15/21	138,000	138,286
2.625% 6/15/21	1,482,000	1,485,647
2.625% 7/15/21	453,000	454,133
2.625% 12/15/21	470,000	471,579
2.625% 6/30/23	720,000	722,953
2.625% 12/31/23	594,000	596,460
2.625% 12/31/25	5,000	5,003
2.75% 9/30/20	87,000	87,248
2.75% 11/30/20	309,000	310,014
2.75% 4/30/23	775,000	781,842
2.75% 5/31/23	708,000	714,416
2.75% 7/31/23	232,000	234,157
2.75% 8/31/23	286,000	288,782
2.75% 6/30/25	20,000	20,170
2.75% 2/15/28	87,000	87,326
2.875% 10/31/20	28,000	28,142
2.875% 10/15/21	222,000	224,021
2.875% 11/15/21	157,000	158,478
2.875% 9/30/23	177,000	179,620
2.875% 10/31/23	379,000	384,685
2.875% 11/30/23	880,000	893,853
2.875% 5/31/25	647,000	657,135
2.875% 11/30/25	176,000	178,764
2.875% 5/15/28	114,000	115,532
2.875% 8/15/28	390,000	395,058
3% 10/31/25	74,000	75,726
3.125% 11/15/28	405,000	418,827

TOTAL U.S. TREASURY OBLIGATIONS		22,881,771

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,509,589)		23,625,646

U.S. Government Agency - Mortgage Securities - 30.6%
Fannie Mae - 15.6%
2.5% 9/1/31 to 4/1/47	671,725	655,987
2.5% 3/1/34 (c)	100,000	98,040
2.5% 3/1/49 (c)	100,000	94,760
3% 4/1/33 to 9/1/48	1,956,925	1,926,101
3% 3/1/34 (c)	100,000	99,800
3% 3/1/49 (c)	200,000	195,376
3.5% 3/1/49 (c)	200,000	200,039
4% 11/1/43 to 3/1/48	1,343,944	1,377,178
4% 3/1/49 (c)	200,000	203,864
4.5% 1/1/48 to 7/1/48	667,079	691,432
4.5% 3/1/49 (c)	100,000	103,471
5% 4/1/25 to 7/1/48	187,222	196,523
5% 3/1/49 (c)	100,000	104,854
5% 3/1/49 (c)	50,000	52,427
5.5% 7/1/23 to 4/1/31	357,099	378,890
3.5% 1/1/22 to 5/1/48	1,827,754	1,840,089

TOTAL FANNIE MAE		8,218,831

Freddie Mac - 7.1%
3% 10/1/43 to 7/1/45	483,607	475,365
3.5% 8/1/46 to 3/1/48	1,249,160	1,253,064
3.5% 3/1/49 (c)	300,000	300,235
3.5% 3/1/49 (c)	400,000	400,313
3.5% 3/1/49 (c)	400,000	400,313
4% 9/1/45 to 11/1/48	720,434	740,047
4.5% 9/1/48	97,810	101,512
5% 2/1/49	50,027	52,604

TOTAL FREDDIE MAC		3,723,453

Ginnie Mae - 7.9%
4% 5/20/48 to 8/20/48	882,115	906,493
3% 11/20/47 to 4/20/48	959,050	947,669
3.5% 4/20/46 to 3/20/48	1,456,103	1,470,541
3.5% 3/1/49 (c)	100,000	100,865
4.5% 8/20/48	195,832	202,841
4.5% 3/1/49 (c)	200,000	206,933
4.5% 3/1/49 (c)	100,000	103,466
5% 12/20/47 to 7/20/48	181,561	189,782

TOTAL GINNIE MAE		4,128,590

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $15,951,912)		16,070,874

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$20,000	$20,133
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	15,212
TOTAL ASSET-BACKED SECURITIES
(Cost $34,989)		35,345

Commercial Mortgage Securities - 1.4%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	101,069
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	62,000
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	130,000	134,628
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	80,000	77,327
Series K080 Class A2, 3.926% 7/25/28	60,000	63,198
Series K-1510 Class A2, 3.718% 1/25/31	41,000	41,992
Series K068 Class A2, 3.244% 8/25/27	70,000	70,223
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	102,048
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	68,520
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $712,382)		721,005

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009, 7.55% 4/1/39	60,000	88,125
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	85,000	80,622
TOTAL MUNICIPAL SECURITIES
(Cost $169,758)		168,747

Foreign Government and Government Agency Obligations - 3.3%
Chilean Republic 3.25% 9/14/21	$134,000	$134,851
Colombian Republic 11.75% 2/25/20	136,000	146,949
Hungarian Republic:
5.375% 2/21/23	134,000	143,377
5.375% 3/25/24	32,000	34,755
Panamanian Republic 4% 9/22/24	120,000	123,481
Peruvian Republic 7.35% 7/21/25	113,000	139,443
Polish Government:
3.25% 4/6/26	53,000	52,894
5% 3/23/22	136,000	143,820
Province of Quebec 2.375% 1/31/22	350,000	346,423
United Mexican States:
3.75% 1/11/28	200,000	191,500
4% 10/2/23	128,000	129,329
Uruguay Republic 8% 11/18/22	125,000	141,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,710,122)		1,727,947

Supranational Obligations - 1.0%
Asian Development Bank 2.5% 11/2/27	156,000	151,785
European Investment Bank:
2.875% 8/15/23	90,000	90,900
3.125% 12/14/23	90,000	91,923
Inter-American Development Bank 3.125% 9/18/28	60,000	61,187
International Bank for Reconstruction & Development 2.75% 7/23/21	130,000	130,442
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $519,972)		526,237
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.44% (d)
(Cost $506,084)	506,065	506,167
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $54,386,243)		54,755,518
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(2,295,125)
NET ASSETS - 100%		$52,460,393

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/49	$(400,000)	$(400,079)
5% 3/1/49	(50,000)	(52,427)
5% 3/1/49	(50,000)	(52,427)

TOTAL FANNIE MAE		(504,933)

Freddie Mac
3.5% 3/1/49	(300,000)	(300,235)
3.5% 3/1/49	(400,000)	(400,313)
3.5% 3/1/49	(400,000)	(400,313)

TOTAL FREDDIE MAC		(1,100,861)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,610,184)		$(1,605,794)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,525 or 0.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,127
Total	$12,127

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$11,373,550	$--	$11,373,550	$--
U.S. Government and Government Agency Obligations	23,625,646	--	23,625,646	--
U.S. Government Agency - Mortgage Securities	16,070,874	--	16,070,874	--
Asset-Backed Securities	35,345	--	35,345	--
Commercial Mortgage Securities	721,005	--	721,005	--
Municipal Securities	168,747	--	168,747	--
Foreign Government and Government Agency Obligations	1,727,947	--	1,727,947	--
Supranational Obligations	526,237	--	526,237	--
Money Market Funds	506,167	506,167	--	--
Total Investments in Securities:	$54,755,518	$506,167	$54,249,351	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,605,794)	$--	$(1,605,794)	$--
Total Other Financial Instruments:	$(1,605,794)	$--	$(1,605,794)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $53,880,159)	$54,249,351
Fidelity Central Funds (cost $506,084)	506,167
Total Investment in Securities (cost $54,386,243)		$54,755,518
Receivable for investments sold		746,713
Receivable for TBA sale commitments		1,610,184
Receivable for fund shares sold		221,093
Interest receivable		325,769
Distributions receivable from Fidelity Central Funds		1,315
Total assets		57,660,592
Liabilities
Payable for investments purchased
Regular delivery	$919,218
Delayed delivery	2,667,480
TBA sale commitments, at value	1,605,794
Distributions payable	3,532
Accrued management fee	3,749
Other affiliated payables	426
Total liabilities		5,200,199
Net Assets		$52,460,393
Net Assets consist of:
Paid in capital		$52,063,793
Total distributable earnings (loss)		396,600
Net Assets		$52,460,393
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($52,460,393 ÷ 5,205,695 shares)		$10.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$693,575
Income from Fidelity Central Funds		12,127
Total income		705,702
Expenses
Management fee	$19,666
Transfer agent fees	2,194
Independent trustees' fees and expenses	85
Total expenses before reductions	21,945
Expense reductions	(784)
Total expenses after reductions		21,161
Net investment income (loss)		684,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,727)
Fidelity Central Funds	(83)
Total net realized gain (loss)		(19,810)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	327,029
Fidelity Central Funds	83
Delayed delivery commitments	4,186
Total change in net unrealized appreciation (depreciation)		331,298
Net gain (loss)		311,488
Net increase (decrease) in net assets resulting from operations		$996,029

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	For the period June 19, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$684,541	$152,018
Net realized gain (loss)	(19,810)	3,370
Change in net unrealized appreciation (depreciation)	331,298	42,367
Net increase (decrease) in net assets resulting from operations	996,029	197,755
Distributions to shareholders	(653,657)	–
Distributions to shareholders from net investment income	–	(143,529)
Total distributions	(653,657)	(143,529)
Share transactions - net increase (decrease)	25,107,377	26,956,418
Total increase (decrease) in net assets	25,449,749	27,010,644
Net Assets
Beginning of period	27,010,644	–
End of period	$52,460,393	$27,010,644
Other Information
Undistributed net investment income end of period		$8,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainability Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.156	.058
Net realized and unrealized gain (loss)	.054	.018
Total from investment operations	.210	.076
Distributions from net investment income	(.148)	(.056)
Distributions from net realized gain	(.002)	–
Total distributions	(.150)	(.056)
Net asset value, end of period	$10.08	$10.02
Total ReturnC,D	2.12%	.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%G
Expenses net of fee waivers, if any	.10%G	.10%G
Expenses net of all reductions	.10%G	.10%G
Net investment income (loss)	3.17%G	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$52,460	$8,474
Portfolio turnover rateH	114%G	36%I

 A For the period June 19, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective November 2, 2018, the Fund's publicly offered share classes were consolidated into a single share class. The surviving class is Fidelity Sustainability Bond Index Fund (formerly Institutional Class).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$485,406
Gross unrealized depreciation	(73,621)
Net unrealized appreciation (depreciation)	$411,785
Tax cost	$54,343,733

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,859,967 and $77,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .10% of each class' average net assets on an annual basis with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12% and .035% of class-level average net assets for Investor Class, Premium Class and Fidelity Sustainability Bond Index Fund, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Investor Class, Premium Class and Fidelity Sustainability Bond Index Fund pays all or a portion of the transfer agent fees at an annual rate of .01% of class-level average net assets.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$115
Premium Class	487
Fidelity Sustainability Bond Index Fund	1,592
$ 2,194

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $784.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2019	Year ended August 31, 2018(a)
Distributions to shareholders
Investor Class	$35,504	$–
Premium Class	146,609	–
Fidelity Sustainability Bond Index Fund	471,544	–
Total	$653,657	$–
From net investment income
Investor Class	$–	$48,073
Premium Class	–	48,652
Fidelity Sustainability Bond Index Fund	–	46,804
Total	$–	$143,529

 (a) For the period June 19, 2018 (commencement of operations) to August 31, 2018.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2019	Year ended August 31, 2018(a)	Six months ended February 28, 2019	Year ended August 31, 2018(a)
Investor Class
Shares sold	84,410	922,487	$836,365	$9,226,878
Reinvestment of distributions	3,394	4,767	33,559	47,699
Shares redeemed	(1,014,700)	(358)	(10,019,953)	(3,588)
Net increase (decrease)	(926,896)	926,896	$(9,150,029)	$9,270,989
Premium Class
Shares sold	2,427,060	918,249	$24,273,720	$9,182,764
Reinvestment of distributions	14,658	4,857	144,812	48,597
Shares redeemed	(3,364,631)	(193)	(33,067,044)	(1,932)
Net increase (decrease)	(922,913)	922,913	$(8,648,512)	$9,229,429
Fidelity Sustainability Bond Index Fund
Shares sold	4,691,844	840,908	$46,227,115	$8,409,196
Reinvestment of distributions	46,177	4,678	462,832	46,804
Shares redeemed	(377,912)	–	(3,784,029)	–
Net increase (decrease)	4,360,109	845,586	$42,905,918	$8,456,000

 (a) For the period June 19, 2018 (commencement of operations) to August 31, 2018.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 30% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Fidelity Sustainability Bond Index Fund	.10%
Actual		$1,000.00	$1,021.20	$.50
Hypothetical-C		$1,000.00	$1,024.30	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SBI-I-SANN-0419
1.9887302.100

Fidelity Flex℠ Conservative Income Bond Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 2/28/2019
0-30	35.4%
31-90	19.0%
91-180	6.9%
181-397	0.9%
>397	37.8%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*
Corporate Bonds	45.7%
U.S. Government and U.S. Government Agency Obligations	3.2%
Certificates of Deposit	14.1%
Commercial Paper	29.1%
Cash and Cash Equivalents	7.9%

 * Foreign investments – 26.6%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.4%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 3.197% 4/1/21 (a)(b)(c)	$250,000	$250,048
Media - 1.2%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 3.127% 10/1/20 (b)(c)	179,000	179,262
3 month U.S. LIBOR + 0.440% 3.237% 10/1/21 (b)(c)	220,000	219,983
3.3% 10/1/20	300,000	301,996
		701,241

TOTAL COMMUNICATION SERVICES		951,289

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.7913% 2/21/20 (b)(c)	250,000	250,050
3 month U.S. LIBOR + 0.260% 3.0482% 6/16/20 (b)(c)	500,000	500,430
3.15% 1/8/21	46,000	46,196
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.850% 3.6468% 4/9/21 (b)(c)	250,000	247,535
		1,044,211
CONSUMER STAPLES - 0.6%
Food Products - 0.6%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.511% 10/22/20 (b)(c)	129,000	128,428
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 3.3189% 4/16/21 (b)(c)	250,000	248,528
		376,956
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 2.125% 5/11/20	250,000	248,240
FINANCIALS - 36.3%
Banks - 27.3%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.410% 3.171% 1/19/21 (a)(b)(c)	900,000	899,260
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 3.421% 7/21/21 (b)(c)	500,000	501,655
2.369% 7/21/21 (b)	250,000	247,508
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.8789% 8/28/20 (b)(c)	250,000	250,053
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 3.251% 7/20/20 (a)(b)(c)	1,000,000	1,001,854
Barclays Bank PLC 3 month U.S. LIBOR + 0.460% 3.2589% 1/11/21 (b)(c)	500,000	496,429
BPCE SA 3.145% 7/31/20 (a)	300,000	300,036
Citibank NA 3 month U.S. LIBOR + 0.320% 3.0563% 5/1/20 (b)(c)	500,000	500,516
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.5725% 1/10/20 (b)(c)	750,000	753,333
3 month U.S. LIBOR + 0.930% 3.6958% 6/7/19 (b)(c)	250,000	250,512
Citizens Bank NA 3 month U.S. LIBOR + 0.570% 3.2163% 5/26/20 (b)(c)	500,000	500,115
Compass Bank 3 month U.S. LIBOR + 0.730% 3.5011% 6/11/21 (b)(c)	500,000	495,109
Credit Agricole SA 3 month U.S. LIBOR + 0.970% 3.7371% 6/10/20 (a)(b)(c)	400,000	402,915
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 5.0703% 4/16/21 (b)(c)	750,000	773,329
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.2829% 5/18/21 (b)(c)	500,000	499,523
3 month U.S. LIBOR + 0.650% 3.4259% 9/11/21 (b)(c)	200,000	199,876
ING Bank NV 3 month U.S. LIBOR + 1.130% 3.9538% 3/22/19 (a)(b)(c)	500,000	500,339
JP Morgan Chase Bank NA 3 month U.S. LIBOR + 0.340% 3.1048% 4/26/21 (b)(c)	1,250,000	1,249,518
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 3.8658% 6/7/21 (b)(c)	250,000	253,049
2.75% 6/23/20	300,000	299,220
KeyCorp. 2.9% 9/15/20	300,000	300,086
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.2285% 5/7/21 (b)(c)	200,000	198,958
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 3.4148% 7/26/21 (b)(c)	153,000	152,974
3 month U.S. LIBOR + 0.700% 3.3261% 3/7/22 (b)(c)	250,000	250,143
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 3.1948% 4/26/21 (b)(c)	500,000	500,761
3 month U.S. LIBOR + 0.830% 3.6125% 1/10/22 (b)(c)	250,000	251,858
Regions Bank 3 month U.S. LIBOR + 0.500% 3.188% 8/13/21 (b)(c)	350,000	347,266
Royal Bank of Canada 3 month U.S. LIBOR + 0.400% 3.1706% 1/25/21 (b)(c)	300,000	300,095
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.350% 3.1234% 1/17/20 (b)(c)	1,000,000	1,001,653
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.2648% 10/26/21 (b)(c)	300,000	299,922
3 month U.S. LIBOR + 0.530% 3.2744% 1/31/20 (b)(c)	300,000	300,891
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.260% 3.0482% 9/17/20 (b)(c)	250,000	250,076
U.S. Bank NA 3 month U.S. LIBOR + 0.250% 3.0293% 7/24/20 (b)(c)	250,000	250,285
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.460% 3.221% 4/22/19 (b)(c)	250,000	250,217
3 month U.S. LIBOR + 0.880% 3.641% 7/22/20 (b)(c)	500,000	502,325
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 3.0973% 1/15/21 (b)(c)	250,000	250,215
3 month U.S. LIBOR + 0.500% 3.2724% 7/23/21 (b)(c)	250,000	250,332
3 month U.S. LIBOR + 0.650% 3.3889% 12/6/19 (b)(c)	250,000	251,124
		16,283,330
Capital Markets - 3.8%
Bank New York Mellon Corp. 3 month U.S. LIBOR + 0.300% 3.0361% 12/4/20 (b)(c)	250,000	250,248
Goldman Sachs Group, Inc. 3 month U.S. LIBOR + 0.730% 3.5516% 12/27/20 (b)(c)	250,000	250,514
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.247% 2/10/21 (b)(c)	300,000	300,476
2.65% 1/27/20	250,000	249,287
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.1663% 11/1/21 (b)(c)	200,000	199,923
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 3.3471% 6/8/20 (a)(b)(c)	1,000,000	1,003,582
		2,254,030
Consumer Finance - 2.7%
American Express Co. 3% 2/22/21	259,000	259,130
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 3.1681% 3/3/20 (b)(c)	1,100,000	1,102,337
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 0.430% 3.1675% 11/2/20 (b)(c)	250,000	244,129
Toyota Motor Credit Corp. 3.05% 1/8/21	35,000	35,144
		1,640,740
Diversified Financial Services - 0.3%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 3.2816% 6/25/21 (a)(b)(c)	99,000	98,949
Cigna Corp. 3 month U.S. LIBOR + 0.650% 3.4382% 9/17/21 (a)(b)(c)	101,000	100,492
		199,441
Insurance - 2.2%
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.9084% 12/29/21 (b)(c)	120,000	120,135
3.5% 12/29/20	64,000	64,593
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.94% 9/7/20 (a)(b)(c)	200,000	199,910
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 3.23% 1/15/21 (a)(b)(c)	300,000	300,546
New York Life Global Funding 3 month U.S. LIBOR + 0.320% 3.0544% 8/6/21 (a)(b)(c)	118,000	118,029
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 3.1669% 7/13/20 (a)(b)(c)	250,000	250,031
3 month U.S. LIBOR + 0.520% 3.3334% 6/28/21 (a)(b)(c)	250,000	249,475
		1,302,719

TOTAL FINANCIALS		21,680,260

HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (b)(c)	250,000	249,152
Health Care Providers & Services - 0.9%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.4871% 3/9/21(b)(c)	250,000	250,594
3.125% 3/9/20	250,000	250,407
		501,001
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 3.4516% 6/25/21 (a)(b)(c)	250,000	248,091

TOTAL HEALTH CARE		998,244

INDUSTRIALS - 1.5%
Machinery - 1.5%
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.250% 2.8963% 8/26/20 (b)(c)	300,000	299,922
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.170% 2.9668% 10/9/20 (b)(c)	250,000	249,560
3 month U.S. LIBOR + 0.420% 3.2025% 7/10/20 (b)(c)	350,000	350,604
		900,086
UTILITIES - 1.8%
Multi-Utilities - 1.8%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 3.2216% 6/25/21 (b)(c)	250,000	249,375
Sempra Energy 3 month U.S. LIBOR + 0.250% 3.0373% 7/15/19 (b)(c)	810,000	808,359
		1,057,734
TOTAL NONCONVERTIBLE BONDS
(Cost $27,283,904)		27,257,020

U.S. Treasury Obligations - 3.2%
U.S. Treasury Notes 0.875% 6/15/19
(Cost $1,940,614)	1,950,000	1,941,382

Certificates of Deposit - 14.1%
Bank of Montreal Chicago CD Program yankee:
1 month U.S. LIBOR + 0.150% 2.6541% 3/12/19 (b)(c)	$500,000	$500,037
3 month U.S. LIBOR + 0.100% 2.9134% 7/1/19 (b)(c)	250,000	250,072
Bank of Nova Scotia yankee U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.8% 5/16/19 (b)(c)	250,000	250,122
Bank of Tokyo-Mitsubishi UFJ Ltd. yankee:
2.71% 5/29/19	300,000	300,107
2.72% 5/28/19	300,000	300,114
Credit Suisse AG yankee 3 month U.S. LIBOR + 0.170% 2.967% 10/1/19 (b)(c)	250,000	250,156
Mitsubishi UFJ Trust & Banking Corp. yankee:
1 month U.S. LIBOR + 0.180% 2.6604% 3/18/19 (b)(c)	250,000	250,028
1 month U.S. LIBOR + 0.180% 2.6923% 3/7/19 (b)(c)	250,000	250,013
1 month U.S. LIBOR + 0.320% 2.8338% 6/4/19 (b)(c)	250,000	250,159
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.190% 2.6704% 3/19/19 (b)(c)	250,000	250,030
3 month U.S. LIBOR + 0.150% 2.9224% 4/23/19 (b)(c)	250,000	250,049
Nordea Bank Finland PLC yankee 1 month U.S. LIBOR + 0.170% 2.6679% 6/13/19 (b)(c)	250,000	250,062
Royal Bank of Canada yankee:
1 month U.S. LIBOR + 0.150% 2.6304% 3/18/19 (b)(c)	300,000	300,029
1 month U.S. LIBOR + 0.150% 2.6304% 3/19/19 (b)(c)	250,000	250,025
1 month U.S. LIBOR + 0.190% 2.6941% 6/12/19 (b)(c)	250,000	250,077
Skandinaviska Enskila Banken AB yankee 1 month U.S. LIBOR + 0.120% 2.6331% 3/6/19 (b)(c)	500,000	500,018
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.160% 2.6769% 3/11/19 (b)(c)	250,000	250,019
1 month U.S. LIBOR + 0.180% 2.694% 3/5/19 (b)(c)	250,000	250,010
2.7% 5/23/19	300,000	300,100
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.180% 2.7485% 6/11/19 (b)(c)	250,000	250,067
3 month U.S. LIBOR + 0.090% 2.8939% 7/8/19 (b)(c)	300,000	300,071
3 month U.S. LIBOR + 0.150% 2.9224% 4/23/19 (b)(c)	250,000	250,051
2.7% 5/28/19	300,000	300,078
Svenska Handelsbanken AB yankee:
1 month U.S. LIBOR + 0.120% 2.6241% 8/12/19 (b)(c)	300,000	299,995
1 month U.S. LIBOR + 0.150% 2.664% 4/5/19 (b)(c)	400,000	400,048
1 month U.S. LIBOR + 0.170% 2.6548% 5/20/19 (b)(c)	250,000	250,068
1 month U.S. LIBOR + 0.300% 2.7804% 8/19/19 (b)(c)	250,000	250,204
3 month U.S. LIBOR + 0.050% 2.8439% 7/3/19 (b)(c)	250,000	250,065
Toronto-Dominion Bank yankee 1 month U.S. LIBOR + 0.140% 2.654% 3/5/19 (b)(c)	400,000	400,013
TOTAL CERTIFICATES OF DEPOSIT
(Cost $8,400,000)		8,401,887

Commercial Paper - 29.1%
American Electric Power Co., Inc.:
2.65% 3/6/19	250,000	249,908
2.7% 3/13/19	250,000	249,760
2.76% 3/4/19	250,000	249,927
2.76% 3/15/19	250,000	249,722
Amphenol Corp.:
2.6% 3/4/19	250,000	249,928
2.6% 3/5/19	250,000	249,909
2.6% 3/6/19	250,000	249,891
2.83% 3/4/19	250,000	249,928
Anheuser-Busch InBev Worldwide, Inc. 2.81% 4/23/19	300,000	298,792
Arizona Public Service Co. 2.65% 3/1/19	250,000	249,982
Atlantic Asset Securitization Corp. 1 month U.S. LIBOR + 0.300% 2.8138% 5/2/19 (b)(c)	250,000	250,123
Bank of Nova Scotia 1 month U.S. LIBOR + 0.150% 2.6399% 3/25/19 (b)(c)	500,000	500,066
Bell Canada yankee:
2.76% 3/11/19	250,000	249,796
2.78% 3/29/19	250,000	249,454
2.8% 4/17/19	250,000	249,085
2.84% 5/6/19	250,000	248,707
2.95% 6/21/19	250,000	247,759
3.11% 4/3/19	250,000	249,358
BPCE SA yankee:
2.63% 6/10/19	250,000	248,192
2.65% 5/31/19	300,000	298,060
2.83% 5/3/19	250,000	248,897
Canadian Imperial Bank of Commerce 1 month U.S. LIBOR + 0.150% 2.6304% 3/18/19 (b)(c)	500,000	500,048
Credit Agricole CIB yankee 2.66% 6/3/19	300,000	298,011
Credit Suisse AG yankee:
2.64% 6/3/19	300,000	297,948
2.84% 3/22/19	250,000	249,626
2.87% 3/26/19	250,000	249,556
Dominion Resources, Inc.:
2.73% 3/21/19	250,000	249,604
2.75% 4/1/19	250,000	249,392
2.75% 4/8/19	250,000	249,256
2.75% 4/15/19	250,000	249,117
Duke Energy Corp.:
2.6% 3/4/19	250,000	249,927
2.65% 3/1/19	250,000	249,982
2.81% 4/2/19	250,000	249,373
2.87% 3/19/19	250,000	249,643
ERP Operating LP:
2.65% 3/1/19	250,000	249,982
2.7% 3/21/19	250,000	249,604
Eversource Energy 2.65% 3/1/19	250,000	249,982
ING U.S. Funding LLC:
1 month U.S. LIBOR + 0.180% 2.6938% 6/3/19 (b)(c)	400,000	400,117
1 month U.S. LIBOR + 0.300% 2.8138% 3/4/19 (b)(c)	250,000	250,011
Lam Research Corp.:
2.77% 3/5/19	250,000	249,908
2.77% 3/5/19	250,000	249,908
Natexis Banques Populaires New York Branch 1 month U.S. LIBOR + 0.170% 2.6514% 3/18/19 (b)(c)	250,000	250,027
Ontario Teachers' Finance Trust 1 month U.S. LIBOR + 0.250% 2.7311% 5/22/19 (b)(c)	250,000	250,114
Rogers Communications, Inc. yankee:
2.7% 3/1/19	250,000	249,982
2.71% 3/5/19	250,000	249,909
2.72% 3/14/19	270,000	269,720
Sempra Global:
2.74% 4/9/19	250,000	249,236
2.85% 3/13/19	250,000	249,760
2.85% 4/16/19	250,000	249,098
Suncor Energy, Inc. yankee:
2.82% 3/4/19	250,000	249,927
2.82% 4/22/19	250,000	248,976
2.93% 4/3/19	250,000	249,354
2.97% 3/18/19	250,000	249,663
3.02% 3/12/19	250,000	249,778
3.03% 3/5/19	250,000	249,909
3.1% 3/13/19	250,000	249,760
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.150% 2.6323% 3/21/19 (b)(c)	250,000	250,030
3 month U.S. LIBOR + 0.150% 2.847% 5/9/19 (b)(c)	250,000	250,062
TransCanada PipeLines Ltd.:
3.05% 4/11/19	250,000	249,197
3.05% 4/15/19	250,000	249,117
TransCanada PipeLines U.S.A. Ltd.:
2.9% 3/19/19 (a)	250,000	249,643
2.91% 4/23/19 (a)	250,000	248,956
2.92% 4/1/19 (a)	300,000	299,271
2.95% 3/5/19 (a)	500,000	499,817
UBS AG London Branch 1 month U.S. LIBOR + 0.180% 2.6614% 3/18/19 (b)(c)	250,000	250,028
TOTAL COMMERCIAL PAPER
(Cost $17,388,534)		17,389,573
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 2.44% (d)
(Cost $3,352,018)	3,351,462	3,352,132
	Maturity Amount	Value

Repurchase Agreements - 2.3%
With:
Mizuho Securities U.S.A., Inc. at:
3.09%, dated 9/24/18 due 3/22/19 (Collateralized by Corporate Obligations valued at $328,395, 9.06%, 7/22/30)	304,609	300,000
3.2%, dated 2/22/19 due 8/21/19 (Collateralized by Corporate Obligations valued at $324,203, 9.06%, 7/22/30)	304,800	299,996
3.29%, dated 2/1/19 due 8/1/19 (Collateralized by U.S. Treasury Obligations valued at $258,161, 3.38%, 11/15/48)	254,135	250,000
Morgan Stanley & Co., Inc. at 3.1%, dated:
12/11/18 due 3/11/19 (Collateralized by U.S. Treasury Obligations valued at $256,839, 0.00% - 8.19%, 6/20/19 - 11/18/48)(b)(c)(e)	251,938	250,000
2/5/19 due 5/6/19 (Collateralized by Equity Securities valued at $270,615)(b)(c)(e)	251,938	250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,350,000)		1,349,996
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $59,715,070)		59,691,990
NET OTHER ASSETS (LIABILITIES) - 0.0%		12,812
NET ASSETS - 100%		$59,704,802

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,221,244 or 12.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,182
Total	$53,182

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$27,257,020	$--	$27,257,020	$--
U.S. Government and Government Agency Obligations	1,941,382	--	1,941,382	--
Certificates of Deposit	8,401,887	--	8,401,887	--
Commercial Paper	17,389,573	--	17,389,573	--
Money Market Funds	3,352,132	3,352,132	--	--
Repurchase Agreements	1,349,996	--	1,349,996	--
Total Investments in Securities:	$59,691,990	$3,352,132	$56,339,858	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.4%
Canada	11.5%
United Kingdom	4.4%
France	4.2%
Netherlands	2.8%
Japan	2.4%
Bailiwick of Guernsey	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,349,996) — See accompanying schedule: Unaffiliated issuers (cost $56,363,052)	$56,339,858
Fidelity Central Funds (cost $3,352,018)	3,352,132
Total Investment in Securities (cost $59,715,070)		$59,691,990
Receivable for fund shares sold		211,411
Interest receivable		158,301
Distributions receivable from Fidelity Central Funds		6,032
Total assets		60,067,734
Liabilities
Payable to custodian bank	$37
Payable for investments purchased	250,000
Payable for fund shares redeemed	6,060
Distributions payable	106,835
Total liabilities		362,932
Net Assets		$59,704,802
Net Assets consist of:
Paid in capital		$59,741,028
Total distributable earnings (loss)		(36,226)
Net Assets, for 5,974,148 shares outstanding		$59,704,802
Net Asset Value, offering price and redemption price per share ($59,704,802 ÷ 5,974,148 shares)		$9.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$677,344
Income from Fidelity Central Funds		53,182
Total income		730,526
Expenses
Independent trustees' fees and expenses	$122
Total expenses		122
Net investment income (loss)		730,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,404)
Fidelity Central Funds	(114)
Total net realized gain (loss)		(1,518)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(41,822)
Fidelity Central Funds	114
Total change in net unrealized appreciation (depreciation)		(41,708)
Net gain (loss)		(43,226)
Net increase (decrease) in net assets resulting from operations		$687,178

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	For the period May 31, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$730,404	$265,483
Net realized gain (loss)	(1,518)	(354)
Change in net unrealized appreciation (depreciation)	(41,708)	18,628
Net increase (decrease) in net assets resulting from operations	687,178	283,757
Distributions to shareholders	(800,376)	–
Distributions to shareholders from net investment income	–	(207,174)
Total distributions	(800,376)	(207,174)
Share transactions
Proceeds from sales of shares	19,328,499	53,305,758
Reinvestment of distributions	148,667	45,800
Cost of shares redeemed	(10,546,533)	(2,540,774)
Net increase (decrease) in net assets resulting from share transactions	8,930,633	50,810,784
Total increase (decrease) in net assets	8,817,435	50,887,367
Net Assets
Beginning of period	50,887,367	–
End of period	$59,704,802	$50,887,367
Other Information
Undistributed net investment income end of period		$58,309
Shares
Sold	1,933,760	5,330,062
Issued in reinvestment of distributions	14,876	4,575
Redeemed	(1,055,205)	(253,920)
Net increase (decrease)	893,431	5,080,717

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.134	.059
Net realized and unrealized gain (loss)	(.017)	.007
Total from investment operations	.117	.066
Distributions from net investment income	(.147)	(.046)
Total distributions	(.147)	(.046)
Net asset value, end of period	$9.99	$10.02
Total ReturnC	1.18%	.66%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	- %G
Expenses net of fee waivers, if anyF	- %G	- %G
Expenses net of all reductionsF	- %G	- %G
Net investment income (loss)	2.71%G	2.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$59,705	$50,887
Portfolio turnover rateH	19%G	10%I

 A For the period May 31, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,654
Gross unrealized depreciation	(44,734)
Net unrealized appreciation (depreciation)	$(23,080)
Tax cost	$59,715,070

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,447,822 and $1,888,204, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 17% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	- %-C	$1,000.00	$1,011.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZCI-SANN-0419
1.9887610.100

Fidelity® Series Corporate Bond Fund Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	4.9%
AA	1.3%
A	16.5%
BBB	62.4%
BB and Below	6.9%
Short-Term Investments and Net Other Assets	8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019 *
Corporate Bonds	86.4%
U.S. Government and U.S. Government Agency Obligations	4.9%
Municipal Bonds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	8.0%

 * Foreign investments - 22.1%

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.3%
AT&T, Inc. 4.5% 3/9/48	$150,000	$134,270
Verizon Communications, Inc.:
3.125% 3/16/22	120,000	120,540
4.522% 9/15/48	100,000	98,137
		352,947
Media - 2.5%
21st Century Fox America, Inc. 4.75% 9/15/44	70,000	75,590
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.75% 4/1/48	100,000	100,081
Comcast Corp.:
3.125% 7/15/22	17,000	17,105
4.95% 10/15/58	60,000	63,672
COX Communications, Inc. 3.15% 8/15/24 (a)	100,000	97,506
Fox Corp.:
3.666% 1/25/22 (a)	2,000	2,023
4.03% 1/25/24 (a)	3,000	3,057
4.709% 1/25/29 (a)	4,000	4,146
5.476% 1/25/39 (a)	4,000	4,193
5.576% 1/25/49 (a)	3,000	3,168
		370,541
Wireless Telecommunication Services - 1.2%
Rogers Communications, Inc. 5% 3/15/44	70,000	74,040
Vodafone Group PLC 4.375% 5/30/28	100,000	99,117
		173,157

TOTAL COMMUNICATION SERVICES		896,645

CONSUMER DISCRETIONARY - 7.1%
Automobiles - 3.0%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	150,000	149,036
General Motors Financial Co., Inc. 4.15% 6/19/23	100,000	100,268
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	200,000	198,629
		447,933
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp. 4.875% 12/9/45	70,000	72,095
Sands China Ltd. 5.125% 8/8/25	200,000	205,760
Starbucks Corp. 4% 11/15/28	100,000	101,574
		379,429
Multiline Retail - 1.1%
Dollar Tree, Inc.:
4% 5/15/25	100,000	98,183
4.2% 5/15/28	75,000	71,538
		169,721
Specialty Retail - 0.5%
O'Reilly Automotive, Inc. 4.35% 6/1/28	75,000	76,640

TOTAL CONSUMER DISCRETIONARY		1,073,723

CONSUMER STAPLES - 5.1%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc.:
4.6% 4/15/48	100,000	92,168
4.9% 1/23/31	125,000	130,874
		223,042
Food Products - 1.5%
Campbell Soup Co. 4.15% 3/15/28	100,000	95,541
Conagra Brands, Inc.:
3.8% 10/22/21	50,000	50,426
4.6% 11/1/25	70,000	71,050
		217,017
Tobacco - 2.1%
Altria Group, Inc.:
4.25% 8/9/42	14,000	11,307
4.4% 2/14/26	7,000	7,055
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	200,000	200,359
Reynolds American, Inc. 4.45% 6/12/25	100,000	100,842
		319,563

TOTAL CONSUMER STAPLES		759,622

ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Alberta Energy Co. Ltd. 8.125% 9/15/30	9,000	11,058
Anadarko Petroleum Corp. 6.2% 3/15/40	53,000	58,185
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	96,754
Canadian Natural Resources Ltd. 6.25% 3/15/38	75,000	86,039
Cenovus Energy, Inc. 4.25% 4/15/27	100,000	95,231
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	35,000	37,275
DCP Midstream Operating LP 3.875% 3/15/23	100,000	99,250
Enbridge, Inc. 4.5% 6/10/44	50,000	49,062
Energy Transfer Partners LP 4.95% 6/15/28	100,000	101,891
Enterprise Products Operating LP 5.1% 2/15/45	75,000	79,049
Marathon Petroleum Corp. 4.75% 9/15/44	50,000	47,966
Petroleos Mexicanos 6.875% 8/4/26	75,000	74,906
Phillips 66 Co. 4.875% 11/15/44	50,000	52,092
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	100,000	102,079
The Williams Companies, Inc. 4.55% 6/24/24	100,000	103,000
Western Gas Partners LP 5.375% 6/1/21	100,000	103,023
		1,196,860
FINANCIALS - 34.3%
Banks - 17.9%
AIB Group PLC 4.75% 10/12/23 (a)	200,000	200,694
Bank Ireland Group PLC 4.5% 11/25/23 (a)	200,000	199,031
Bank of America Corp.:
3.95% 4/21/25	100,000	99,928
4.271% 7/23/29 (b)	100,000	102,652
Barclays PLC 3.65% 3/16/25	200,000	192,298
BNP Paribas SA 4.705% 1/10/25 (a)(b)	100,000	102,888
BPCE SA 4.875% 4/1/26 (a)	200,000	200,839
Citigroup, Inc.:
4.075% 4/23/29 (b)	100,000	100,823
4.5% 1/14/22	100,000	103,639
Citizens Financial Group, Inc. 4.35% 8/1/25	165,000	163,875
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25	250,000	247,044
HSBC Holdings PLC 3 month U.S. LIBOR + 0.650% 3.4259% 9/11/21 (b)(c)	200,000	199,876
JPMorgan Chase & Co.:
3.882% 7/24/38 (b)	75,000	71,133
4.203% 7/23/29 (b)	100,000	102,512
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	100,000	99,405
Regions Financial Corp. 3.8% 8/14/23	10,000	10,108
Royal Bank of Scotland Group PLC 6.1% 6/10/23	100,000	104,896
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	50,000	51,061
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	100,000	98,024
ZB, National Association 3.5% 8/27/21	250,000	250,654
		2,701,380
Capital Markets - 4.1%
Ares Capital Corp. 4.25% 3/1/25	75,000	71,522
Deutsche Bank AG New York Branch 4.25% 10/14/21	100,000	99,373
E*TRADE Financial Corp. 4.5% 6/20/28	75,000	74,866
Goldman Sachs Group, Inc.:
4.223% 5/1/29 (b)	100,000	100,200
5.25% 7/27/21	100,000	104,615
Morgan Stanley:
3.772% 1/24/29 (b)	100,000	98,425
4.431% 1/23/30 (b)	11,000	11,358
5% 11/24/25	52,000	54,659
		615,018
Consumer Finance - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	150,000	149,007
Ally Financial, Inc. 4.125% 2/13/22	100,000	100,715
Capital One Financial Corp. 3.9% 1/29/24	24,000	24,114
Discover Financial Services:
3.85% 11/21/22	100,000	100,580
4.1% 2/9/27	50,000	48,658
Ford Motor Credit Co. LLC 5.596% 1/7/22	200,000	204,897
Synchrony Financial 3.95% 12/1/27	75,000	68,678
		696,649
Diversified Financial Services - 3.2%
AXA Equitable Holdings, Inc. 4.35% 4/20/28	100,000	98,394
Brixmor Operating Partnership LP 3.85% 2/1/25	100,000	97,724
Cigna Corp.:
3.2% 9/17/20 (a)	100,000	100,080
4.125% 11/15/25 (a)	4,000	4,060
4.375% 10/15/28 (a)	11,000	11,150
4.8% 8/15/38 (a)	7,000	6,986
4.9% 12/15/48 (a)	7,000	6,970
General Electric Capital Corp. 5.875% 1/14/38	75,000	78,574
Voya Financial, Inc. 3.125% 7/15/24	75,000	72,577
		476,515
Insurance - 4.5%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 3.312% 9/20/21 (a)(b)(c)	200,000	199,776
American International Group, Inc. 3.9% 4/1/26	150,000	146,223
Aon PLC 4.75% 5/15/45	75,000	76,073
Hartford Financial Services Group, Inc. 4.3% 4/15/43	75,000	72,070
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	11,236
4.375% 3/15/29	10,000	10,306
4.9% 3/15/49	9,000	9,467
Protective Life Global Funding 3.397% 6/28/21 (a)	150,000	150,521
		675,672

TOTAL FINANCIALS		5,165,234

HEALTH CARE - 8.5%
Biotechnology - 1.8%
AbbVie, Inc. 3.375% 11/14/21	200,000	201,292
Celgene Corp. 4.55% 2/20/48	75,000	69,357
		270,649
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co. 3.7% 6/6/27	100,000	96,873
Boston Scientific Corp. 4% 3/1/28	100,000	100,501
		197,374
Health Care Providers & Services - 2.3%
Cigna Corp. 3.4% 9/17/21 (a)	18,000	18,093
CVS Health Corp. 4.3% 3/25/28	100,000	100,069
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	100,000	100,633
4.9% 8/28/28 (a)	75,000	77,701
UnitedHealth Group, Inc. 4.75% 7/15/45	50,000	54,389
		350,885
Pharmaceuticals - 3.1%
Actavis Funding SCS 4.55% 3/15/35	75,000	69,969
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	200,000	200,042
Perrigo Finance PLC 3.5% 12/15/21	200,000	192,378
		462,389

TOTAL HEALTH CARE		1,281,297

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.5%
Northrop Grumman Corp. 4.03% 10/15/47	75,000	70,198
Airlines - 2.1%
Delta Air Lines, Inc. 3.4% 4/19/21	100,000	99,850
United Airlines, Inc. 4.55% 8/25/31	215,000	217,924
		317,774
Commercial Services & Supplies - 0.3%
Steelcase, Inc. 5.125% 1/18/29	42,000	42,477
Electrical Equipment - 0.4%
Rockwell Automation, Inc. 3.5% 3/1/29	70,000	69,939
Industrial Conglomerates - 0.7%
Roper Technologies, Inc. 3.65% 9/15/23	100,000	100,442
Machinery - 0.1%
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.8382% 9/15/21 (b)(c)	14,000	13,967
Road & Rail - 1.0%
CSX Corp. 4.3% 3/1/48	75,000	72,936
Norfolk Southern Corp. 5.1% 8/1/2118	75,000	75,083
		148,019
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
3.5% 1/15/22	100,000	99,606
4.25% 2/1/24	14,000	14,079
		113,685

TOTAL INDUSTRIALS		876,501

INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment & Components - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	100,000	101,797
6.02% 6/15/26 (a)	75,000	79,536
		181,333
Semiconductors & Semiconductor Equipment - 0.6%
Micron Technology, Inc. 4.64% 2/6/24	92,000	92,439
Software - 0.5%
Oracle Corp. 4% 11/15/47	75,000	71,904
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 3.85% 8/4/46	100,000	96,272

TOTAL INFORMATION TECHNOLOGY		441,948

MATERIALS - 1.9%
Chemicals - 1.5%
LYB International Finance II BV 3.5% 3/2/27	150,000	140,201
Sherwin-Williams Co. 4.5% 6/1/47	75,000	70,039
The Dow Chemical Co. 4.55% 11/30/25 (a)	18,000	18,599
		228,839
Containers & Packaging - 0.4%
Avery Dennison Corp. 4.875% 12/6/28	50,000	51,757

TOTAL MATERIALS		280,596

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.1%
DDR Corp. 4.625% 7/15/22	32,000	32,743
Omega Healthcare Investors, Inc. 4.5% 1/15/25	100,000	99,519
Welltower, Inc.:
3.625% 3/15/24	10,000	9,963
4.125% 3/15/29	75,000	74,653
WP Carey, Inc. 4.6% 4/1/24	100,000	102,744
		319,622
Real Estate Management & Development - 0.7%
Mid-America Apartments LP 3.95% 3/15/29	100,000	99,195

TOTAL REAL ESTATE		418,817

UTILITIES - 4.0%
Electric Utilities - 2.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	100,000	95,324
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	100,000	94,064
Exelon Corp. 5.1% 6/15/45	70,000	74,239
Nevada Power Co. 3.7% 5/1/29	75,000	75,512
		339,139
Gas Utilities - 0.5%
Southern Co. Gas Capital Corp. 4.4% 5/30/47	75,000	72,366
Independent Power and Renewable Electricity Producers - 0.6%
Emera U.S. Finance LP 3.55% 6/15/26	100,000	95,927
Multi-Utilities - 0.7%
NiSource, Inc. 3.65% 6/15/23	100,000	100,867

TOTAL UTILITIES		608,299

TOTAL NONCONVERTIBLE BONDS
(Cost $12,979,874)		12,999,542

U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
2.5% 2/15/46	$209,000	$186,369
3% 8/15/48	560,000	550,355
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $740,705)		736,724

Municipal Securities - 0.7%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $111,513)	75,000	110,156
	Shares	Value

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 2.44% (d)
(Cost $1,068,104)	1,067,900	1,068,114
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $14,900,196)		14,914,536
NET OTHER ASSETS (LIABILITIES) - 0.9%		136,616
NET ASSETS - 100%		$15,051,152

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,535,577 or 16.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,362
Total	$7,362

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$12,999,542	$--	$12,999,542	$--
U.S. Government and Government Agency Obligations	736,724	--	736,724	--
Municipal Securities	110,156	--	110,156	--
Money Market Funds	1,068,114	1,068,114	--	--
Total Investments in Securities:	$14,914,536	$1,068,114	$13,846,422	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.9%
United Kingdom	5.8%
Ireland	4.9%
Canada	2.1%
France	2.0%
Bailiwick of Guernsey	1.6%
Cayman Islands	1.3%
Hong Kong	1.3%
Japan	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,832,092)	$13,846,422
Fidelity Central Funds (cost $1,068,104)	1,068,114
Total Investment in Securities (cost $14,900,196)		$14,914,536
Cash		4,608
Receivable for investments sold		102,898
Receivable for fund shares sold		158,880
Interest receivable		139,459
Distributions receivable from Fidelity Central Funds		2,114
Total assets		15,322,495
Liabilities
Payable for investments purchased	$271,080
Accrued management fee	142
Other payables and accrued expenses	121
Total liabilities		271,343
Net Assets		$15,051,152
Net Assets consist of:
Paid in capital		$15,051,414
Total distributable earnings (loss)		(262)
Net Assets, for 1,515,310 shares outstanding		$15,051,152
Net Asset Value, offering price and redemption price per share ($15,051,152 ÷ 1,515,310 shares)		$9.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2019 (Unaudited)
Investment Income
Interest		$224,111
Income from Fidelity Central Funds		7,362
Total income		231,473
Expenses
Custodian fees and expenses	$1,038
Independent trustees' fees and expenses	23
Total expenses before reductions	1,061
Expense reductions	(513)
Total expenses after reductions		548
Net investment income (loss)		230,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,377)
Fidelity Central Funds	(10)
Total net realized gain (loss)		(9,387)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	70,477
Fidelity Central Funds	10
Total change in net unrealized appreciation (depreciation)		70,487
Net gain (loss)		61,100
Net increase (decrease) in net assets resulting from operations		$292,025

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	For the period August 17, 2018 (commencement of operations) to August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$230,925	$12,759
Net realized gain (loss)	(9,387)	6,243
Change in net unrealized appreciation (depreciation)	70,487	(56,147)
Net increase (decrease) in net assets resulting from operations	292,025	(37,145)
Distributions to shareholders	(242,460)	–
Distributions to shareholders from net investment income	–	(12,682)
Total distributions	(242,460)	(12,682)
Share transactions
Proceeds from sales of shares	4,837,934	10,323,640
Reinvestment of distributions	242,461	11,592
Cost of shares redeemed	(364,213)	–
Net increase (decrease) in net assets resulting from share transactions	4,716,182	10,335,232
Total increase (decrease) in net assets	4,765,747	10,285,405
Net Assets
Beginning of period	10,285,405	–
End of period	$15,051,152	$10,285,405
Other Information
Undistributed net investment income end of period		$77
Shares
Sold	493,742	1,032,527
Issued in reinvestment of distributions	24,684	1,165
Redeemed	(36,808)	–
Net increase (decrease)	481,618	1,033,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.197	.013
Net realized and unrealized gain (loss)	(.007)C	(.050)
Total from investment operations	.190	(.037)
Distributions from net investment income	(.203)	(.013)
Distributions from net realized gain	(.007)	–
Total distributions	(.210)	(.013)
Net asset value, end of period	$9.93	$9.95
Total ReturnD,E	1.95%	(.37)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	- %H,I
Expenses net of fee waivers, if any	.01%H	- %H,I
Expenses net of all reductions	.01%H	- %H,I
Net investment income (loss)	4.08%H	3.11%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,051	$10,285
Portfolio turnover rateJ	32%H	43%K

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,342
Gross unrealized depreciation	(76,246)
Net unrealized appreciation (depreciation)	$20,096
Tax cost	$14,894,440

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,413,979 and $675,426, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .014% of average net assets. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $245.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $268.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of all of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During Period-B September 1, 2018 to February 28, 2019
Actual	.01%	$1,000.00	$1,019.50	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

XBC-SANN-0419
1.9891232.100

Fidelity® SAI Total Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2019
U.S. Government and U.S. Government Agency Obligations	50.8%
AAA	3.1%
AA	0.6%
A	6.1%
BBB	21.8%
BB and Below	16.0%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2019*,**
Corporate Bonds	35.2%
U.S. Government and U.S. Government Agency Obligations	50.8%
Asset-Backed Securities	1.6%
CMOs and Other Mortgage Related Securities	3.4%
Municipal Bonds	1.0%
Other Investments	7.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 13.2%

 ** Futures and Swaps - 0.2%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 35.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$2,072,000	$1,717,089
3.375% 8/15/26		1,092,000	937,919
			2,655,008
Nonconvertible Bonds - 35.2%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.1%
Altice Finco SA 7.625% 2/15/25 (b)		1,936,000	1,732,720
AT&T, Inc.:
2.45% 6/30/20		4,099,000	4,069,892
3% 6/30/22		4,553,000	4,514,670
3.4% 5/15/25		14,343,000	13,973,670
3.6% 2/17/23		15,282,000	15,377,997
4.45% 4/1/24		855,000	885,096
6.3% 1/15/38		6,048,000	6,746,398
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		599,000	587,170
BellSouth Capital Funding Corp. 7.875% 2/15/30		15,000	17,650
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		225,000	220,500
7.5% 10/15/26 (b)		3,250,000	3,315,000
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		369,000	372,229
GTH Finance BV 7.25% 4/26/23 (b)		1,580,000	1,681,784
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	5,300,000	5,855,468
Level 3 Communications, Inc. 5.75% 12/1/22		1,748,000	1,767,665
Level 3 Financing, Inc.:
5.375% 1/15/24		4,123,000	4,148,769
5.375% 5/1/25		1,002,000	999,495
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		307,000	308,547
Qwest Corp. 6.75% 12/1/21		940,000	1,000,912
Sable International Finance Ltd. 6.875% 8/1/22 (b)		1,094,000	1,137,760
SFR Group SA:
6.25% 5/15/24 (b)		3,052,000	3,052,000
7.375% 5/1/26 (b)		2,049,000	2,010,581
8.125% 2/1/27 (b)		2,109,000	2,119,545
Telecom Italia SpA 4% 4/11/24 (Reg. S)	EUR	2,300,000	2,667,024
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		599,000	610,980
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,600,000	1,540,000
Turk Telekomunikasyon A/S:
3.75% 6/19/19 (b)		455,000	453,216
6.875% 2/28/25 (b)		355,000	354,740
U.S. West Communications 7.25% 9/15/25		1,025,000	1,094,004
Verizon Communications, Inc.:
2.625% 2/21/20		4,555,000	4,547,462
3.85% 11/1/42		2,106,000	1,898,051
4.522% 9/15/48		3,221,000	3,160,988
4.862% 8/21/46		6,000,000	6,169,466
5.012% 4/15/49		3,325,000	3,480,394
5.012% 8/21/54		25,830,000	26,533,853
5.5% 3/16/47		13,101,000	14,564,421
			142,970,117
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43		3,554,000	3,523,033
5.15% 4/30/20		4,215,000	4,323,781
5.95% 4/1/41		2,485,000	2,934,686
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,995,875	997,938
Time Warner, Inc.:
3.6% 7/15/25		2,325,000	2,289,756
6.2% 3/15/40		4,280,000	4,691,183
			18,760,377
Media - 2.2%
Altice Financing SA:
6.625% 2/15/23 (b)		1,009,000	1,031,703
7.5% 5/15/26 (b)		6,702,000	6,484,185
Altice SA 7.75% 5/15/22 (b)		2,015,000	2,002,406
Cablevision SA 6.5% 6/15/21 (b)		368,000	362,219
Cablevision Systems Corp. 5.875% 9/15/22		1,132,000	1,167,729
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,321,000	2,292,266
5% 2/1/28 (b)		6,950,000	6,689,375
5.125% 2/15/23		410,000	416,663
5.125% 5/1/23 (b)		4,029,000	4,099,910
5.125% 5/1/27 (b)		4,043,000	3,967,194
5.375% 5/1/25 (b)		3,520,000	3,603,600
5.5% 5/1/26 (b)		4,426,000	4,513,236
5.75% 1/15/24		1,780,000	1,823,388
5.75% 2/15/26 (b)		4,058,000	4,205,265
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,601,584
4.908% 7/23/25		7,411,000	7,677,187
5.375% 5/1/47		18,624,000	17,657,824
6.484% 10/23/45		2,976,000	3,200,923
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (b)		750,000	786,563
Comcast Corp.:
3.9% 3/1/38		1,904,000	1,800,765
3.969% 11/1/47		6,156,000	5,710,458
3.999% 11/1/49		7,006,000	6,506,246
4% 3/1/48		3,472,000	3,246,141
4.6% 8/15/45		5,017,000	5,065,265
4.65% 7/15/42		4,483,000	4,552,406
6.45% 3/15/37		797,000	981,363
CSC Holdings LLC:
5.25% 6/1/24		1,554,000	1,553,472
5.375% 7/15/23 (b)		3,470,000	3,566,119
5.5% 5/15/26 (b)		2,986,000	3,019,593
5.5% 4/15/27 (b)		1,468,000	1,475,340
6.75% 11/15/21		2,985,000	3,179,025
7.5% 4/1/28 (b)		1,724,000	1,818,820
7.75% 7/15/25 (b)		5,519,000	5,891,533
DISH DBS Corp.:
5.875% 7/15/22		1,452,000	1,386,660
5.875% 11/15/24		4,644,000	3,911,177
7.75% 7/1/26		492,000	425,580
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,132,000	1,089,550
Fox Corp.:
3.666% 1/25/22 (b)		1,416,000	1,432,484
4.03% 1/25/24 (b)		2,489,000	2,536,620
4.709% 1/25/29 (b)		3,602,000	3,733,642
5.476% 1/25/39 (b)		3,552,000	3,723,422
5.576% 1/25/49 (b)		2,357,000	2,489,077
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		986,000	974,168
4.875% 4/11/22 (b)		205,000	207,923
5.125% 3/31/27 (b)		210,000	205,172
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	1,987,239
2.75% 4/13/23 (Reg. S)	EUR	3,100,000	3,636,159
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,114,000	4,423,610
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)		1,426,000	1,408,175
5.5% 10/1/21 (b)		319,000	321,791
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		3,231,000	3,222,923
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		2,210,000	2,195,525
4.625% 5/15/23 (b)		3,605,000	3,645,556
5% 8/1/27 (b)		3,009,000	2,941,237
5.375% 4/15/25 (b)		2,341,000	2,385,625
6% 7/15/24 (b)		2,383,000	2,469,384
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	3,379,000	4,118,250
Time Warner Cable, Inc.:
4% 9/1/21		7,359,000	7,431,136
4.5% 9/15/42		11,810,000	9,920,231
5.5% 9/1/41		4,708,000	4,455,080
5.875% 11/15/40		6,004,000	5,957,329
6.55% 5/1/37		17,014,000	18,041,652
7.3% 7/1/38		14,056,000	15,863,308
8.25% 4/1/19		8,852,000	8,887,707
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,173,000	3,097,641
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		1,573,000	1,565,135
VTR Finance BV 6.875% 1/15/24 (b)		1,292,000	1,327,530
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		2,858,000	2,778,548
6% 1/15/27 (b)		2,034,000	1,927,215
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,840,000	4,670,600
			268,743,827
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,333,306
Citizens Utilities Co. 7.05% 10/1/46		3,751,000	1,875,500
Comcel Trust 6.875% 2/6/24 (b)		1,411,000	1,460,385
Digicel Group Ltd. 6.75% 3/1/23 (b)		459,000	319,005
Intelsat Jackson Holdings SA 8.5% 10/15/24 (b)		2,590,000	2,615,123
Millicom International Cellular SA:
6% 3/15/25 (b)		807,000	820,114
6.625% 10/15/26 (b)		2,899,000	3,006,988
6.625% 10/15/26 (Reg. S)		200,000	207,450
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		241,000	242,282
MTS International Funding Ltd. 5% 5/30/23 (b)		491,000	489,495
Neptune Finco Corp. 6.625% 10/15/25 (b)		2,765,000	2,917,075
Sprint Communications, Inc. 6% 11/15/22		5,039,000	5,112,066
Sprint Corp. 7.875% 9/15/23		11,582,000	12,378,263
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		1,472,000	1,449,905
6.375% 3/1/25		1,764,000	1,835,663
6.5% 1/15/24		2,208,000	2,290,800
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		717,000	719,483
Tele2 AB 1.125% 5/15/24 (Reg. S)	EUR	2,870,000	3,264,122
			44,337,025
TOTAL COMMUNICATION SERVICES			474,811,346
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Metalsa SA de CV 4.9% 4/24/23 (b)		2,432,000	2,357,946
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,602,000	3,506,953
			5,864,899
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.15% 1/15/20		9,891,000	9,890,058
3.2% 7/13/20		7,331,000	7,334,020
3.5% 7/10/19		3,905,000	3,912,333
4% 1/15/25		6,564,000	6,304,801
4.2% 3/1/21		9,534,000	9,641,994
4.25% 5/15/23		1,967,000	1,973,260
4.375% 9/25/21		17,407,000	17,691,105
Volkswagen Financial Services AG 1.875% 9/7/21 (Reg. S)	GBP	3,800,000	4,995,273
			61,742,844
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		65,000	66,001
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,301,000	1,322,141
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,190,832
Laureate Education, Inc. 8.25% 5/1/25 (b)		3,740,000	4,039,200
			8,618,174
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,065,000	1,037,044
5% 10/15/25 (b)		1,914,000	1,856,102
Aramark Services, Inc.:
4.75% 6/1/26		2,622,000	2,602,335
5.125% 1/15/24		915,000	934,444
Delta Merger Sub, Inc. 6% 9/15/26 (b)		350,000	356,125
Eldorado Resorts, Inc. 6% 4/1/25		2,488,000	2,528,430
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		641,000	637,795
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		1,847,000	1,912,550
Golden Nugget, Inc. 6.75% 10/15/24 (b)		4,745,000	4,768,725
Hilton Escrow Issuer LLC 4.25% 9/1/24		2,642,000	2,602,370
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		936,000	931,320
4.875% 4/1/27		555,000	552,225
MCE Finance Ltd. 4.875% 6/6/25 (b)		4,542,000	4,366,435
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,112,000	5,857,313
4.5% 1/15/28		2,256,000	2,119,918
5.75% 2/1/27 (b)		835,000	854,831
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		328,000	329,640
Scientific Games Corp.:
5% 10/15/25 (b)		1,851,000	1,793,156
6.625% 5/15/21		3,119,000	3,159,890
10% 12/1/22		2,800,000	2,943,500
Stars Group Holdings BV 7% 7/15/26 (b)		6,310,000	6,457,086
Station Casinos LLC 5% 10/1/25 (b)		1,557,000	1,512,236
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		377,000	381,601
7.25% 11/30/21 (b)		544,000	564,563
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		352,000	347,600
Times Square Hotel Trust 8.528% 8/1/26 (b)		687,186	788,506
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		1,871,000	1,892,797
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		1,717,000	1,642,418
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		3,620,000	3,493,300
5.5% 10/1/27 (b)		4,575,000	4,361,988
			63,586,243
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.2873% 7/15/21 (b)(c)(d)		512,000	515,200
5.125% 7/15/23 (b)		1,656,000	1,656,000
7% 7/15/24 (b)		1,760,000	1,802,205
			3,973,405
Internet & Direct Marketing Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		2,169,000	2,103,930
6.375% 5/15/25		3,445,000	3,419,163
			5,523,093
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		2,123,000	2,091,155
Specialty Retail - 0.0%
Sally Holdings LLC 5.625% 12/1/25		252,000	247,275
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (b)(e)		1,450,000	1,450,000
TOTAL CONSUMER DISCRETIONARY			153,097,088
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		14,291,000	13,832,289
4.9% 2/1/46		16,343,000	15,728,626
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25		5,300,000	5,470,978
4.75% 4/15/58		10,214,000	9,271,140
5.45% 1/23/39		9,200,000	9,655,003
5.55% 1/23/49		21,036,000	22,094,401
5.8% 1/23/59 (Reg. S)		22,287,000	23,775,697
Central American Bottling Corp. 5.75% 1/31/27 (b)		107,000	108,605
Constellation Brands, Inc.:
3.875% 11/15/19		857,000	861,804
4.25% 5/1/23		1,889,000	1,945,556
			102,744,099
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		1,715,000	1,725,719
ESAL GmbH 6.25% 2/5/23 (b)		360,000	363,244
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		3,075,000	3,068,955
3.3% 11/18/21		3,647,000	3,666,365
			8,824,283
Food Products - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34		102,000	95,876
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	823,083
JBS Investments II GmbH 7% 1/15/26 (b)		263,000	271,548
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		5,390,000	5,467,077
5.875% 7/15/24 (b)		9,085,000	9,339,380
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		778,000	781,890
4.875% 11/1/26 (b)		564,000	564,705
Post Holdings, Inc.:
5% 8/15/26 (b)		1,176,000	1,130,430
5.75% 3/1/27 (b)		976,000	962,580
			19,436,569
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		697,000	700,485
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22		3,474,000	3,414,813
3.875% 9/16/46		17,640,000	13,368,398
4% 1/31/24		2,326,000	2,347,906
4.25% 8/9/42		10,924,000	8,822,995
4.4% 2/14/26		4,724,000	4,761,220
4.5% 5/2/43		7,299,000	6,041,859
4.8% 2/14/29		6,142,000	6,129,839
5.375% 1/31/44		13,161,000	12,251,687
5.95% 2/14/49		7,200,000	7,182,598
BAT International Finance PLC:
1.25% 3/13/27 (Reg. S)	EUR	1,740,000	1,858,786
3.95% 6/15/25 (b)		2,400,000	2,354,571
Imperial Tobacco Finance PLC:
1.125% 8/14/23 (Reg. S)	EUR	3,150,000	3,562,702
2.95% 7/21/20 (b)		7,259,000	7,202,043
3.375% 2/26/26 (Reg. S)	EUR	2,769,000	3,441,488
3.75% 7/21/22 (b)		7,367,000	7,380,241
4.25% 7/21/25 (b)		6,702,000	6,692,993
8.125% 3/15/24	GBP	775,000	1,276,277
Reynolds American, Inc.:
3.25% 6/12/20		1,188,000	1,186,857
4% 6/12/22		4,132,000	4,181,982
4.45% 6/12/25		9,066,000	9,142,331
5.7% 8/15/35		1,538,000	1,516,607
5.85% 8/15/45		12,953,000	12,341,425
6.15% 9/15/43		1,637,000	1,612,529
7.25% 6/15/37		1,835,000	2,005,660
Vector Group Ltd. 6.125% 2/1/25 (b)		5,464,000	4,835,640
			134,913,447
TOTAL CONSUMER STAPLES			266,618,883
ENERGY - 6.9%
Energy Equipment & Services - 0.4%
Borets Finance DAC 6.5% 4/7/22 (b)		1,034,000	1,038,653
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		6,854,000	7,115,420
6.5% 4/1/20		268,000	277,307
Ensco PLC:
4.5% 10/1/24		2,296,000	1,776,415
5.2% 3/15/25		4,722,000	3,624,135
5.75% 10/1/44		2,831,000	1,818,918
Halliburton Co.:
3.8% 11/15/25		3,553,000	3,569,382
4.85% 11/15/35		3,103,000	3,143,541
Jonah Energy LLC 7.25% 10/15/25 (b)		2,305,000	1,486,725
Nabors Industries, Inc.:
5.5% 1/15/23		1,206,000	1,130,625
5.75% 2/1/25		925,000	816,313
Noble Holding International Ltd.:
5.25% 3/15/42		686,000	425,320
7.75% 1/15/24		186,000	165,540
7.875% 2/1/26 (b)		700,000	654,500
7.95% 4/1/25 (c)		3,096,000	2,709,000
8.95% 4/1/45 (c)		2,652,000	2,174,640
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		864,000	961,846
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,030,000	1,027,116
5.75% 4/15/25		4,183,000	3,994,765
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		688,000	722,455
7.625% 11/7/24 (b)		300,000	324,870
Weatherford International Ltd.:
5.95% 4/15/42		468,000	277,290
6.5% 8/1/36		646,000	384,370
7% 3/15/38		183,000	109,343
9.875% 2/15/24		1,040,000	748,800
Weatherford International, Inc. 9.875% 3/1/25		5,580,000	3,975,750
			44,453,039
Oil, Gas & Consumable Fuels - 6.5%
Amerada Hess Corp. 7.3% 8/15/31		2,651,000	3,020,309
Anadarko Finance Co. 7.5% 5/1/31		12,314,000	14,902,657
Anadarko Petroleum Corp.:
4.5% 7/15/44		17,494,000	15,826,780
4.85% 3/15/21		2,443,000	2,509,901
5.55% 3/15/26		8,636,000	9,228,020
6.45% 9/15/36		8,786,000	9,887,852
6.6% 3/15/46		10,444,000	12,348,283
California Resources Corp. 8% 12/15/22 (b)		7,770,000	6,206,288
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,098,442
5.85% 2/1/35		3,955,000	4,322,643
Cenovus Energy, Inc. 4.25% 4/15/27		11,280,000	10,742,031
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		2,031,000	2,071,620
5.875% 3/31/25		1,922,000	2,046,949
7% 6/30/24		4,275,000	4,734,563
Cheniere Energy Partners LP:
5.25% 10/1/25		11,128,000	11,267,100
5.625% 10/1/26 (b)		858,000	874,088
Chesapeake Energy Corp.:
5.75% 3/15/23		1,035,000	998,775
8% 1/15/25		2,099,000	2,133,109
8% 6/15/27		1,721,000	1,704,392
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,240,000	1,272,550
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		2,500,000	2,490,625
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		5,622,000	5,627,976
4.5% 6/1/25		1,708,000	1,753,307
Comstock Escrow Corp. 9.75% 8/15/26 (b)		3,631,000	3,365,483
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(c)(d)		6,848,000	6,813,814
6.5% 5/15/26 (b)		1,535,000	1,454,413
6.875% 6/15/25 (b)		1,706,000	1,663,350
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23		2,490,000	2,556,035
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,161,000	3,224,220
DCP Midstream LLC:
4.75% 9/30/21 (b)		4,113,000	4,184,978
5.85% 5/21/43 (b)(c)		9,176,000	8,120,760
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	1,992,940
5.375% 7/15/25		3,234,000	3,363,360
Denbury Resources, Inc.:
9% 5/15/21 (b)		2,279,000	2,298,941
9.25% 3/31/22 (b)		3,861,000	3,870,653
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		2,422,913	2,377,168
Duke Energy Field Services 6.45% 11/3/36 (b)		4,987,000	5,024,403
El Paso Corp. 6.5% 9/15/20		5,858,000	6,143,700
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		3,283,000	3,338,133
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		1,462,000	1,459,978
3.9% 5/15/24 (c)		1,542,000	1,501,448
Enbridge Energy Partners LP:
4.2% 9/15/21		4,838,000	4,924,427
4.375% 10/15/20		4,108,000	4,181,922
Enbridge, Inc. 4.25% 12/1/26		2,805,000	2,860,336
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		312,000	326,820
5.75% 1/30/28 (b)		314,000	334,410
Energy Transfer Partners LP:
4.2% 9/15/23		2,098,000	2,139,873
4.5% 4/15/24		2,483,000	2,549,593
4.95% 6/15/28		7,159,000	7,294,379
5.25% 4/15/29		4,040,000	4,224,578
5.8% 6/15/38		3,992,000	4,074,474
6% 6/15/48		2,599,000	2,696,695
6.25% 4/15/49		6,298,000	6,759,407
Enterprise Products Operating LP:
2.55% 10/15/19		1,078,000	1,076,148
3.75% 2/15/25		3,623,000	3,668,817
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		339,000	300,439
8% 11/29/24 (b)		3,804,000	2,681,820
Frontera Energy Corp. 9.7% 6/25/23 (b)		852,000	869,040
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		901,000	915,596
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,875,000	1,837,500
7% 6/15/23		3,618,000	3,577,298
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		236,000	224,200
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		4,677,000	4,700,385
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,051,000	2,928,960
5.75% 10/1/25 (b)		1,415,000	1,406,156
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,746,000	1,523,385
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,349,000	1,378,675
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		307,000	315,221
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		4,115,000	4,139,884
5.5% 3/1/44		15,589,000	16,144,900
6.55% 9/15/40		686,000	788,393
Kinder Morgan, Inc.:
5% 2/15/21 (b)		3,849,000	3,966,034
5.05% 2/15/46		1,762,000	1,744,075
5.55% 6/1/45		4,783,000	5,021,540
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,396,000	1,415,195
7.875% 8/1/21 (b)		2,235,000	2,271,878
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		1,722,000	1,717,695
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,820,683
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		310,000	321,659
MEG Energy Corp. 7% 3/31/24 (b)		2,230,000	2,040,450
MPLX LP:
4.5% 7/15/23		3,588,000	3,708,589
4.8% 2/15/29		2,198,000	2,253,336
4.875% 12/1/24		4,860,000	5,073,674
5.5% 2/15/49		6,593,000	6,752,464
Nakilat, Inc. 6.067% 12/31/33 (b)		717,000	804,833
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		3,824,000	2,246,103
Pan American Energy LLC 7.875% 5/7/21 (b)		1,013,000	1,028,195
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		259,000	256,332
5.375% 1/15/25 (b)		2,880,000	2,887,200
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		363,000	371,168
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,702,000	2,750,096
Pemex Project Funding Master Trust 6.625% 6/15/35		2,677,000	2,422,685
Petrobras Energia SA 7.375% 7/21/23 (b)		477,000	454,343
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	2,484,000	3,098,992
5.299% 1/27/25		7,300,000	7,369,350
5.75% 2/1/29		14,579,000	14,533,076
5.999% 1/27/28		21,638,000	21,951,751
6.125% 1/17/22		930,000	978,816
6.25% 3/17/24		8,186,000	8,664,881
7.25% 3/17/44		16,350,000	17,469,975
7.375% 1/17/27		14,920,000	16,397,080
8.75% 5/23/26		22,738,000	26,819,698
Petrobras International Finance Co. Ltd.:
5.875% 3/7/22	EUR	265,000	339,601
6.875% 1/20/40		120,000	124,050
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		353,900	83,167
6% 5/16/24 (b)(f)		1,847,331	415,649
6% 11/15/26 (b)(f)		1,619,833	364,462
12.75% 2/17/22 (b)(f)		98,000	26,583
Petroleos Mexicanos:
2.75% 4/21/27 (Reg. S)	EUR	1,655,000	1,632,424
3.5% 1/30/23		4,054,000	3,775,896
3.625% 11/24/25 (Reg. S)	EUR	899,000	979,149
3.75% 2/21/24 (Reg. S)	EUR	5,084,000	5,800,352
4.5% 1/23/26		16,710,000	14,922,030
4.625% 9/21/23		28,642,000	27,430,443
4.875% 1/24/22		5,085,000	5,044,269
4.875% 1/18/24		6,068,000	5,797,367
5.5% 1/21/21		4,579,000	4,637,382
5.5% 6/27/44		3,922,000	3,057,199
5.625% 1/23/46		12,960,000	10,141,200
6% 3/5/20		1,419,000	1,443,648
6.35% 2/12/48		40,693,000	33,754,844
6.375% 1/23/45		10,429,000	8,757,753
6.5% 3/13/27		34,009,000	32,835,690
6.5% 6/2/41		12,052,000	10,485,240
6.625% (b)(g)		641,000	522,415
6.75% 9/21/47		19,923,000	17,275,233
6.875% 8/4/26		14,935,000	14,916,331
8% 5/3/19		2,635,000	2,654,763
Phillips 66 Co. 4.3% 4/1/22		4,579,000	4,736,164
Phillips 66 Partners LP 2.646% 2/15/20		478,000	476,292
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		2,592,000	2,576,567
PT Pertamina Persero 6.5% 5/27/41 (b)		300,000	332,586
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23		4,794,000	4,482,390
Sanchez Energy Corp. 7.25% 2/15/23 (b)		5,120,000	4,416,000
SemGroup Corp.:
6.375% 3/15/25		3,022,000	2,848,235
7.25% 3/15/26		3,610,000	3,492,675
Southwestern Energy Co.:
6.2% 1/23/25 (c)		12,453,000	12,324,734
7.75% 10/1/27		1,365,000	1,417,894
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		18,419,000	17,717,864
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,945,000	2,908,188
5.125% 2/1/25		3,606,000	3,624,030
5.25% 5/1/23		779,000	789,703
5.875% 4/15/26 (b)		2,110,000	2,194,400
6.75% 3/15/24		1,604,000	1,680,190
Teine Energy Ltd. 6.875% 9/30/22 (b)		995,000	999,975
The Williams Companies, Inc.:
4.55% 6/24/24		12,340,000	12,710,200
5.75% 6/24/44		6,964,000	7,336,499
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		997,000	939,682
Tullow Oil PLC 7% 3/1/25 (b)		292,000	289,080
Western Gas Partners LP:
4.65% 7/1/26		1,770,000	1,756,920
4.75% 8/15/28		2,108,000	2,080,236
5.375% 6/1/21		15,993,000	16,476,437
Williams Partners LP:
3.6% 3/15/22		3,926,000	3,946,874
3.9% 1/15/25		9,678,000	9,695,932
4% 11/15/21		2,437,000	2,476,433
4% 9/15/25		1,089,000	1,093,720
4.125% 11/15/20		871,000	881,187
4.3% 3/4/24		14,855,000	15,194,139
4.5% 11/15/23		2,658,000	2,742,954
YPF SA:
8.5% 3/23/21 (Reg. S)		3,095,000	3,176,244
8.75% 4/4/24 (b)		3,131,000	3,160,745
			817,469,923
TOTAL ENERGY			861,922,962
FINANCIALS - 11.8%
Banks - 4.4%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		200,000	198,406
Access Bank PLC 9.25% 6/24/21 (b)(c)		832,000	829,920
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		697,000	687,416
7.2% 3/16/27 (b)(c)		738,000	685,629
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	3,731,000	4,380,732
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	2,089,000	1,211,761
Banco de Bogota SA 6.25% 5/12/26 (b)		250,000	262,190
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		488,000	495,325
Banco Do Brasil SA:
4.625% 1/15/25 (b)		287,000	283,987
4.875% 4/19/23 (b)		292,000	298,424
Banco Hipotecario SA 9.75% 11/30/20 (b)		2,318,000	2,332,488
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,760,000	1,540,018
Bank Ireland Group PLC:
1.375% 8/29/23 (Reg. S)	EUR	622,000	701,697
3.125% 9/19/27 (Reg. S) (c)	GBP	300,000	376,191
Bank of America Corp.:
3.004% 12/20/23 (c)		5,145,000	5,078,104
3.3% 1/11/23		327,000	327,973
3.419% 12/20/28 (c)		8,456,000	8,158,411
3.5% 4/19/26		7,461,000	7,385,400
3.705% 4/24/28 (c)		11,813,000	11,650,952
3.864% 7/23/24 (c)		24,740,000	25,140,782
3.95% 4/21/25		6,226,000	6,221,533
4.1% 7/24/23		4,167,000	4,296,894
4.2% 8/26/24		14,710,000	14,992,113
4.25% 10/22/26		5,344,000	5,368,470
4.45% 3/3/26		3,050,000	3,105,347
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		430,000	381,840
Barclays PLC:
2.75% 11/8/19		4,446,000	4,428,972
3.25% 1/12/21		7,664,000	7,611,279
4.375% 1/12/26		9,104,000	9,029,657
BBVA Bancomer SA:
7.25% 4/22/20 (b)		535,000	553,062
7.25% 4/22/20 (Reg. S)		862,000	891,101
Biz Finance PLC 9.625% 4/27/22 (b)		2,072,000	2,079,770
BTA Bank JSC 5.5% 12/21/22 (b)		235,904	234,960
CaixaBank SA:
1.75% 10/24/23 (Reg. S)	EUR	3,400,000	3,859,402
2.75% 7/14/28 (Reg. S) (c)	EUR	1,400,000	1,597,287
CBOM Finance PLC 5.55% 2/14/23 (b)		602,000	584,269
Citigroup, Inc.:
2.4% 2/18/20		13,030,000	12,964,504
2.75% 4/25/22		9,073,000	8,957,047
3.142% 1/24/23 (c)		8,277,000	8,245,791
4.05% 7/30/22		1,925,000	1,962,030
4.3% 11/20/26		4,442,000	4,447,819
4.4% 6/10/25		16,273,000	16,535,878
4.45% 9/29/27		3,629,000	3,641,564
5.5% 9/13/25		9,155,000	9,888,168
Citizens Bank NA 2.55% 5/13/21		2,382,000	2,351,886
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		5,802,000	5,832,255
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		7,061,000	7,031,320
3.75% 3/26/25		7,059,000	6,975,521
3.8% 9/15/22		11,142,000	11,201,577
3.8% 6/9/23		13,301,000	13,300,115
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	990,000	1,227,941
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	1,400,000	1,593,548
5% 1/12/22 (b)		1,750,000	1,785,663
Development Bank of Mongolia 7.25% 10/23/23 (b)		249,000	254,276
Discover Bank:
4.2% 8/8/23		6,479,000	6,620,609
7% 4/15/20		737,000	765,361
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		267,000	267,174
Fidelity Bank PLC 10.5% 10/16/22 (b)		699,000	710,422
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,333,295
HSBC Holdings PLC 4.25% 3/14/24		2,247,000	2,275,391
Huntington Bancshares, Inc. 7% 12/15/20		1,035,000	1,100,992
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		2,332,000	2,160,712
5.71% 1/15/26 (b)		15,409,000	14,429,536
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		735,000	759,262
5.5% 8/6/22 (b)		419,000	435,760
6.2% 12/21/21 (Reg. S)		356,000	375,402
JPMorgan Chase & Co.:
2.95% 10/1/26		6,707,000	6,394,361
3.25% 9/23/22		6,686,000	6,727,851
3.797% 7/23/24 (c)		25,215,000	25,575,137
3.875% 9/10/24		12,990,000	13,140,023
4.125% 12/15/26		11,765,000	11,905,628
4.25% 10/15/20		2,539,000	2,585,837
4.35% 8/15/21		7,356,000	7,575,739
4.452% 12/5/29 (c)		20,700,000	21,664,261
4.5% 1/24/22		8,001,000	8,320,462
4.625% 5/10/21		2,497,000	2,579,856
JSC BGEO Group 6% 7/26/23 (b)		1,157,000	1,144,000
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	4,658,000	5,576,527
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		1,220,000	1,223,806
Rabobank Nederland 4.375% 8/4/25		9,413,000	9,522,191
Regions Bank 6.45% 6/26/37		8,935,000	10,620,256
Regions Financial Corp. 3.2% 2/8/21		4,325,000	4,330,665
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		18,311,000	18,562,352
5.125% 5/28/24		23,230,000	23,546,442
6% 12/19/23		16,706,000	17,554,734
6.1% 6/10/23		15,243,000	15,989,225
6.125% 12/15/22		15,445,000	16,294,329
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		864,000	901,233
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	697,000	794,785
4.75% 10/17/19 (b)		241,000	240,301
6.125% 5/24/27 (b)(c)		775,000	694,526
6.25% 4/20/21 (b)		354,000	356,617
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		514,000	487,542
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		2,093,000	1,958,027
6.875% 2/3/25 (Reg. S) (c)		567,000	540,069
UniCredit SpA:
4.375% 1/3/27 (Reg. S) (c)	EUR	1,300,000	1,516,956
6.572% 1/14/22 (b)		14,802,000	15,174,407
Zenith Bank PLC:
6.25% 4/22/19 (b)		2,687,000	2,685,307
7.375% 5/30/22 (b)		1,486,000	1,523,150
			545,399,183
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,372,973
4.25% 2/15/24		5,321,000	5,465,427
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		350,000	350,161
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	3,109,000	3,556,418
2% 2/15/24 (Reg. S)	EUR	1,650,000	1,885,529
2.2% 7/24/25 (Reg. S)	EUR	3,492,000	3,953,029
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		6,719,000	6,463,716
4.207% 6/12/24 (b)(c)		10,289,000	10,340,642
5.75% 9/18/25 (Reg. S) (c)	EUR	2,615,000	3,197,217
6.5% 8/8/23 (Reg. S)		6,815,000	7,281,828
Deutsche Bank AG:
1.625% 2/12/21 (Reg. S)	EUR	5,700,000	6,505,749
4.5% 4/1/25		29,242,000	27,221,101
5% 6/24/20	EUR	5,250,000	6,245,710
Deutsche Bank AG New York Branch:
3.15% 1/22/21		10,419,000	10,177,558
3.3% 11/16/22		17,274,000	16,303,318
5% 2/14/22		15,300,000	15,394,557
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		36,646,000	36,096,911
3.2% 2/23/23		6,170,000	6,116,539
3.691% 6/5/28 (c)		72,922,000	70,613,120
3.75% 5/22/25		7,259,000	7,223,912
4.25% 10/21/25		2,860,000	2,871,525
6.75% 10/1/37		3,974,000	4,726,295
IntercontinentalExchange, Inc. 2.75% 12/1/20		2,355,000	2,345,896
Lazard Group LLC 4.25% 11/14/20		1,413,000	1,434,633
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	445,000	643,407
Moody's Corp.:
3.25% 1/15/28		4,181,000	3,992,985
4.875% 2/15/24		3,926,000	4,152,209
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,680,195
3.125% 7/27/26		39,505,000	37,693,919
3.7% 10/23/24		13,602,000	13,661,398
3.737% 4/24/24 (c)		45,366,000	45,761,299
3.95% 4/23/27		1,143,000	1,116,770
4.431% 1/23/30 (c)		8,668,000	8,950,006
4.875% 11/1/22		9,523,000	9,967,335
5% 11/24/25		15,462,000	16,252,514
5.5% 1/26/20		31,938,000	32,649,146
5.625% 9/23/19		4,614,000	4,682,088
5.75% 1/25/21		7,215,000	7,560,586
MSCI, Inc.:
4.75% 8/1/26 (b)		1,504,000	1,504,000
5.25% 11/15/24 (b)		1,604,000	1,644,100
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	9,037,000	10,950,322
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		6,852,000	6,967,236
			475,973,279
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		2,714,000	2,676,207
4.125% 7/3/23		7,415,000	7,365,907
4.45% 12/16/21		5,769,000	5,844,798
4.875% 1/16/24		3,441,000	3,521,173
Ally Financial, Inc.:
4.625% 3/30/25		1,212,000	1,234,361
5.75% 11/20/25		18,402,000	19,506,120
8% 11/1/31		2,582,000	3,188,770
Capital One Financial Corp. 3.8% 1/31/28		8,091,000	7,775,574
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		465,000	482,438
Discover Financial Services:
3.85% 11/21/22		12,648,000	12,721,385
3.95% 11/6/24		5,349,000	5,294,232
4.1% 2/9/27		8,791,000	8,555,126
4.5% 1/30/26		9,265,000	9,307,839
5.2% 4/27/22		4,553,000	4,763,831
Ford Motor Credit Co. LLC:
2.597% 11/4/19		18,948,000	18,897,009
5.085% 1/7/21		5,916,000	6,025,975
5.596% 1/7/22		12,239,000	12,538,650
Navient Corp.:
5.875% 10/25/24		278,000	267,575
6.5% 6/15/22		4,097,000	4,216,018
6.625% 7/26/21		2,370,000	2,449,988
6.75% 6/15/26		1,970,000	1,891,200
7.25% 9/25/23		1,852,000	1,909,875
SLM Corp.:
5.5% 1/25/23		3,493,000	3,449,338
6.125% 3/25/24		746,000	727,350
7.25% 1/25/22		1,424,000	1,493,420
Springleaf Financial Corp.:
6.875% 3/15/25		2,300,000	2,357,500
7.125% 3/15/26		2,970,000	2,985,147
Synchrony Financial:
3% 8/15/19		1,781,000	1,779,858
3.75% 8/15/21		2,689,000	2,694,889
3.95% 12/1/27		14,204,000	13,006,642
4.25% 8/15/24		2,707,000	2,653,525
			171,581,720
Diversified Financial Services - 1.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,200,000	2,979,968
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		9,406,000	9,500,060
5.5% 1/15/23 (b)		2,085,000	2,137,542
AXA Equitable Holdings, Inc. 3.9% 4/20/23		1,852,000	1,866,458
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	8,988,588
3.85% 2/1/25		5,199,000	5,080,680
3.875% 8/15/22		7,631,000	7,635,328
4.125% 6/15/26		3,138,000	3,064,646
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		938,000	844,200
Cigna Corp.:
4.125% 11/15/25 (b)		4,325,000	4,389,851
4.375% 10/15/28 (b)		11,163,000	11,315,427
4.8% 8/15/38 (b)		6,950,000	6,936,387
4.9% 12/15/48 (b)		6,944,000	6,913,931
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,338,000	1,197,510
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		8,891,000	8,435,336
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,328,000	1,334,401
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		207,000	200,894
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		8,988,000	9,089,115
6% 8/1/20		1,020,000	1,030,200
6.25% 2/1/22		2,698,000	2,778,400
6.375% 12/15/25		2,559,000	2,632,571
6.75% 2/1/24		726,000	759,578
Logicor Financing SARL 1.5% 11/14/22 (Reg. S)	EUR	2,645,000	3,011,383
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		1,290,000	1,280,325
5.25% 8/15/22 (b)		1,840,000	1,883,626
5.5% 2/15/24 (b)		925,000	956,219
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		2,202,000	2,087,245
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,192,000	1,224,098
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		2,085,000	1,959,900
6.875% 2/15/23 (b)		886,000	859,420
Sistema International Funding SA 6.95% 5/17/19 (b)		764,000	765,580
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		7,961,000	8,627,734
Tempo Acquisition LLC 6.75% 6/1/25 (b)		2,772,000	2,799,720
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		380,000	390,450
Valvoline, Inc. 5.5% 7/15/24		1,050,000	1,053,938
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	4,848,131
WPC Eurobond BV 2.25% 4/9/26	EUR	980,000	1,121,836
			131,980,676
Insurance - 1.1%
AIA Group Ltd. 2.25% 3/11/19 (b)		931,000	930,850
American International Group, Inc.:
2.3% 7/16/19		2,345,000	2,340,684
3.3% 3/1/21		3,489,000	3,493,760
3.875% 1/15/35		6,911,000	6,121,033
4.875% 6/1/22		6,603,000	6,919,284
AmWINS Group, Inc. 7.75% 7/1/26 (b)		2,225,000	2,280,625
Aon Corp. 5% 9/30/20		1,399,000	1,434,445
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		4,446,000	4,495,786
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		743,000	750,625
5.75% 8/15/50 (Reg. S) (c)		1,546,000	1,592,380
Hartford Financial Services Group, Inc. 5.125% 4/15/22		5,367,000	5,650,231
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	4,644,329
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		7,831,000	8,070,925
4.75% 3/15/39		3,593,000	3,720,359
4.8% 7/15/21		2,573,000	2,661,250
4.9% 3/15/49		7,151,000	7,521,995
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		11,078,000	10,421,404
MetLife, Inc.:
3.048% 12/15/22 (c)		4,512,000	4,502,867
4.75% 2/8/21		476,000	490,949
Metropolitan Life Global Funding I 3% 1/10/23 (b)		2,866,000	2,849,761
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	12,537,657
Pricoa Global Funding I 5.375% 5/15/45 (c)		6,348,000	6,305,151
Prudential Financial, Inc. 7.375% 6/15/19		1,172,000	1,186,845
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		6,563,000	7,021,975
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,266,175
Unum Group:
3.875% 11/5/25		7,835,000	7,619,608
4% 3/15/24		7,259,000	7,265,293
5.625% 9/15/20		3,044,000	3,143,935
5.75% 8/15/42		9,271,000	9,662,858
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		2,350,000	2,285,375
			140,188,414
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		699,000	679,987
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		944,000	995,448
Quicken Loans, Inc. 5.25% 1/15/28 (b)		2,700,000	2,460,375
			3,455,823
TOTAL FINANCIALS			1,469,259,082
HEALTH CARE - 2.6%
Biotechnology - 0.0%
AbbVie, Inc. 4.5% 5/14/35		7,105,000	6,667,466
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19		1,435,000	1,429,443
2.894% 6/6/22		5,000,000	4,944,490
3.7% 6/6/27		5,954,000	5,767,808
Hologic, Inc.:
4.375% 10/15/25 (b)		1,356,000	1,332,270
4.625% 2/1/28 (b)		252,000	243,810
Teleflex, Inc. 4.875% 6/1/26		2,531,000	2,565,801
			16,283,622
Health Care Providers & Services - 1.7%
Aetna, Inc. 2.75% 11/15/22		729,000	712,477
Cigna Corp. 3.75% 7/15/23 (b)		8,944,000	9,051,103
Community Health Systems, Inc.:
5.125% 8/1/21		1,835,000	1,800,594
6.25% 3/31/23		8,322,000	8,009,925
8% 3/15/26 (b)		1,580,000	1,559,191
8.625% 1/15/24 (b)		4,972,000	5,108,730
CVS Health Corp.:
3.7% 3/9/23		3,266,000	3,286,046
4% 12/5/23		3,094,000	3,144,802
4.1% 3/25/25		25,866,000	26,220,421
4.3% 3/25/28		23,650,000	23,666,220
4.78% 3/25/38		10,528,000	10,241,254
5.05% 3/25/48		15,479,000	15,338,397
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		1,833,000	1,844,599
4.272% 8/28/23 (b)		5,786,000	5,871,671
4.9% 8/28/28 (b)		2,437,000	2,524,758
HCA Holdings, Inc.:
4.25% 10/15/19		2,755,000	2,772,387
4.5% 2/15/27		1,913,000	1,928,628
4.75% 5/1/23		216,000	223,373
5% 3/15/24		2,314,000	2,420,755
5.25% 6/15/26		4,163,000	4,389,897
5.375% 2/1/25		2,255,000	2,338,863
5.875% 3/15/22		259,000	275,548
5.875% 2/15/26		1,386,000	1,463,963
6.5% 2/15/20		10,998,000	11,326,897
Medco Health Solutions, Inc. 4.125% 9/15/20		2,717,000	2,756,087
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,182,000	2,192,910
5.5% 2/1/21		564,000	572,108
Tenet Healthcare Corp.:
4.375% 10/1/21		1,388,000	1,405,350
4.625% 7/15/24		2,011,000	1,998,431
5.125% 5/1/25		1,597,000	1,583,026
6.25% 2/1/27 (b)		1,465,000	1,508,034
6.75% 6/15/23		3,977,000	4,076,425
8.125% 4/1/22		11,455,000	12,228,213
THC Escrow Corp. III 7% 8/1/25		2,537,000	2,543,343
Toledo Hospital:
5.325% 11/15/28		3,971,000	4,080,258
6.015% 11/15/48		19,061,000	20,167,137
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,485,000	2,537,061
5.375% 8/15/26 (b)		3,636,000	3,740,535
WellPoint, Inc. 3.3% 1/15/23		2,338,000	2,342,147
			209,251,564
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		715,000	743,600
Pharmaceuticals - 0.8%
Actavis Funding SCS 3.45% 3/15/22		17,547,000	17,469,869
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	1,500,000	1,728,734
Bayer Capital Corp. BV 1.5% 6/26/26 (Reg. S)	EUR	2,600,000	2,974,115
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		10,938,000	10,940,274
Catalent Pharma Solutions 4.875% 1/15/26 (b)		1,860,000	1,841,400
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	668,000	759,380
2.5% 6/7/19		3,275,000	3,270,500
3.15% 6/15/21		7,707,000	7,619,169
3.95% 6/15/26		4,038,000	3,765,577
4.55% 4/15/28		7,694,000	7,260,419
Perrigo Finance PLC 3.5% 12/15/21		559,000	537,695
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	355,351
3.65% 11/10/21		544,000	530,344
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		1,189,000	1,159,152
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		328,000	323,080
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	4,654,000	5,238,410
2.2% 7/21/21		5,444,000	5,172,542
2.8% 7/21/23		7,973,000	7,214,082
4.5% 3/1/25	EUR	1,383,000	1,624,351
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		1,323,000	1,334,576
5.625% 12/1/21 (b)		2,535,000	2,538,803
5.875% 5/15/23 (b)		3,364,000	3,347,180
6.5% 3/15/22 (b)		907,000	939,879
7% 3/15/24 (b)		4,245,000	4,473,169
9% 12/15/25 (b)		352,000	377,411
Zoetis, Inc.:
3.25% 2/1/23		1,775,000	1,763,712
3.45% 11/13/20		1,880,000	1,889,583
			96,448,757
TOTAL HEALTH CARE			329,395,009
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		3,311,000	3,332,425
6.375% 6/1/19 (b)		2,929,000	2,951,901
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		3,606,000	3,673,613
Bombardier, Inc.:
6.125% 1/15/23 (b)		4,765,000	4,800,738
7.5% 12/1/24 (b)		3,882,000	3,959,640
7.5% 3/15/25 (b)		1,091,000	1,092,364
7.875% 4/15/27 (b)		2,690,000	2,669,717
BWX Technologies, Inc. 5.375% 7/15/26 (b)		3,692,000	3,765,840
DAE Funding LLC 4% 8/1/20 (b)		91,000	90,773
TransDigm, Inc.:
6% 7/15/22		1,455,000	1,481,918
6.25% 3/15/26 (b)		5,550,000	5,688,750
6.375% 6/15/26		350,000	340,375
6.5% 7/15/24		2,565,000	2,590,650
6.5% 5/15/25		3,012,000	3,000,705
			39,439,409
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		5,253,000	5,226,735
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,277,000	1,370,604
			6,597,339
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		437,000	419,957
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23		2,444,000	2,153,775
8.75% 12/1/20		2,422,000	2,406,863
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		1,758,000	1,586,595
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,221,000	2,101,621
Multi-Color Corp. 4.875% 11/1/25 (b)		1,700,000	1,723,375
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		1,513,000	1,274,703
Tervita Escrow Corp. 7.625% 12/1/21 (b)		557,000	555,608
			11,802,540
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		4,458,000	4,229,528
5.875% 10/15/24		2,678,000	2,805,607
Cementos Progreso Trust 7.125% 11/6/23 (b)		604,000	620,616
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		935,000	118,044
7.125% 6/26/42 (b)(f)		1,399,000	176,624
			7,950,419
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		1,555,000	1,570,550
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,589,067
			3,159,617
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (b)		218,000	216,646
Machinery - 0.0%
Fiat Industrial Finance Europe SA 1.875% 1/19/26 (Reg. S)	EUR	708,000	803,358
U.S.A. Compression Partners LP:
6.875% 4/1/26		2,099,000	2,135,733
6.875% 9/1/27 (b)(e)		715,000	729,300
			3,668,391
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,270,000	920,750
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)		228,000	102,030
			1,022,780
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,238,985
Road & Rail - 0.1%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	2,765,000	3,239,621
JSC Georgian Railway 7.75% 7/11/22 (b)		196,000	207,693
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		555,000	552,703
			4,000,017
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23		1,163,000	1,116,102
3.375% 6/1/21		3,808,000	3,781,191
3.75% 2/1/22		9,580,000	9,596,239
3.875% 4/1/21		4,214,000	4,245,179
4.25% 2/1/24		11,266,000	11,329,735
4.25% 9/15/24		4,366,000	4,363,229
4.75% 3/1/20		4,281,000	4,341,272
Avantor, Inc. 6% 10/1/24 (b)		1,062,000	1,083,240
FLY Leasing Ltd.:
5.25% 10/15/24		4,262,000	4,048,900
6.375% 10/15/21		2,178,000	2,194,335
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	747,000	1,017,989
4.5% 9/7/23 (Reg. S)	GBP	1,024,000	1,368,276
			48,485,687
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		2,142,000	2,050,322
TOTAL INDUSTRIALS			130,052,109
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		4,080,000	4,044,504
CommScope Finance LLC:
5.5% 3/1/24 (b)		350,000	356,125
6% 3/1/26 (b)		350,000	358,313
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		1,380,000	1,343,263
			6,102,205
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		289,000	288,902
4.42% 6/15/21 (b)		871,000	886,650
5.45% 6/15/23 (b)		9,000,000	9,456,981
6.02% 6/15/26 (b)		3,119,000	3,307,629
TTM Technologies, Inc. 5.625% 10/1/25 (b)		3,975,000	3,766,313
			17,706,475
IT Services - 0.0%
First Data Corp. 5.75% 1/15/24 (b)		1,395,000	1,439,766
Gartner, Inc. 5.125% 4/1/25 (b)		485,000	488,638
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,100,000	1,252,071
			3,180,475
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		2,590,000	2,661,096
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		768,000	773,491
Qorvo, Inc. 5.5% 7/15/26 (b)		1,546,000	1,576,920
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,098,000	1,158,390
			6,169,897
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (b)		205,000	199,619
6.875% 8/1/25 (b)		1,910,000	1,871,800
CDK Global, Inc.:
4.875% 6/1/27		661,000	649,571
5.875% 6/15/26		1,377,000	1,420,031
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		1,819,000	1,878,118
Fair Isaac Corp. 5.25% 5/15/26 (b)		3,301,000	3,334,010
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		469,000	469,000
5.625% 12/15/26		1,517,000	1,547,340
Open Text Corp. 5.875% 6/1/26 (b)		4,021,000	4,230,414
Symantec Corp. 5% 4/15/25 (b)		5,731,000	5,709,306
Uber Technologies, Inc. 7.5% 11/1/23 (b)		544,000	556,240
			21,865,449
TOTAL INFORMATION TECHNOLOGY			55,024,501
MATERIALS - 0.8%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		439,000	457,658
5.75% 4/15/21 (b)		301,000	312,592
Element Solutions, Inc. 5.875% 12/1/25 (b)		3,141,000	3,178,315
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,852,000	3,290,948
NOVA Chemicals Corp. 4.875% 6/1/24 (b)		4,118,000	3,987,048
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		2,724,000	2,538,577
OCI NV 6.625% 4/15/23 (b)		3,893,000	4,029,255
OCP SA 5.625% 4/25/24 (b)		323,000	338,989
Olin Corp. 5.125% 9/15/27		2,087,000	2,102,653
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,367,000	1,298,650
SABIC Capital II BV 4% 10/10/23 (b)		642,000	650,153
Sasol Financing U.S.A. LLC 5.875% 3/27/24		401,000	415,656
The Chemours Co. LLC 5.375% 5/15/27		1,925,000	1,876,875
The Dow Chemical Co.:
4.125% 11/15/21		3,952,000	4,036,369
4.25% 11/15/20		1,326,000	1,347,520
TPC Group, Inc. 8.75% 12/15/20 (b)		4,843,000	4,746,140
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		1,688,000	1,586,720
Valvoline, Inc. 4.375% 8/15/25		1,395,000	1,321,763
			37,515,881
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	2,059,000	2,464,871
6% 4/1/24 (b)		336,000	346,248
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		671,000	729,250
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		711,000	726,116
			4,266,485
Containers & Packaging - 0.1%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (b)(c)		2,388,589	2,245,274
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		7,157,000	7,067,538
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		1,942,000	1,869,175
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		1,690,000	1,597,050
7.875% 7/15/26 (b)		420,000	402,150
OI European Group BV 4% 3/15/23 (b)		1,960,000	1,915,900
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		1,426,000	1,454,449
Silgan Holdings, Inc. 4.75% 3/15/25		1,069,000	1,047,620
			17,599,156
Metals & Mining - 0.4%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		2,547,000	2,650,918
6.75% 10/19/75 (b)(c)		6,327,000	6,940,403
Commercial Metals Co. 5.375% 7/15/27		1,861,000	1,742,361
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		3,004,000	2,964,377
4.5% 8/1/47 (b)		2,375,000	2,379,655
CSN Islands XI Corp. 6.875% 9/21/19 (b)		2,006,000	2,012,038
CSN Resources SA 6.5% 7/21/20 (b)		1,636,000	1,636,000
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		391,500	390,600
10.375% 4/7/19 (Reg. S)		215,000	214,506
10.375% 4/7/19 (Reg. S)		420,000	419,034
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		1,254,000	1,185,030
7.25% 5/15/22 (b)		806,000	811,038
7.25% 4/1/23 (b)		5,608,000	5,509,860
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,666,000	1,647,258
3.875% 3/15/23		1,118,000	1,101,767
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,017,000	1,030,068
Metinvest BV 7.75% 4/23/23 (b)		3,311,000	3,204,783
Polyus Finance PLC 5.25% 2/7/23 (b)		1,277,000	1,267,614
POSCO 4% 8/1/23 (b)		350,000	356,043
Stillwater Mining Co. 6.125% 6/27/22 (b)		2,393,000	2,305,636
Vale Overseas Ltd. 4.375% 1/11/22		250,000	250,250
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,355,000	1,280,340
8.25% 6/7/21 (b)		1,265,000	1,277,650
			42,577,229
TOTAL MATERIALS			101,958,751
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		1,047,000	1,042,512
4.6% 4/1/22		1,777,000	1,834,086
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	2,900,000	3,080,821
American Campus Communities Operating Partnership LP 3.75% 4/15/23		1,267,000	1,264,877
American Homes 4 Rent 4.25% 2/15/28		498,000	485,592
AvalonBay Communities, Inc. 3.625% 10/1/20		1,816,000	1,833,226
Boston Properties, Inc.:
3.85% 2/1/23		2,116,000	2,151,884
4.5% 12/1/28		7,625,000	7,906,008
Camden Property Trust:
2.95% 12/15/22		2,403,000	2,375,732
4.25% 1/15/24		3,336,000	3,435,513
Care Capital Properties LP 5.125% 8/15/26		2,780,000	2,642,451
CommonWealth REIT 5.875% 9/15/20		773,000	790,223
Corporate Office Properties LP 5% 7/1/25		4,492,000	4,604,535
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,856,235
DDR Corp.:
3.625% 2/1/25		3,106,000	2,996,228
4.25% 2/1/26		8,273,000	8,177,283
4.625% 7/15/22		2,313,000	2,366,720
4.7% 6/1/27		496,000	502,048
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,294,443
3.75% 12/1/24		1,963,000	1,970,387
3.875% 10/15/22		6,311,000	6,425,997
Equity One, Inc. 3.75% 11/15/22		6,569,000	6,603,279
ERP Operating LP:
2.375% 7/1/19		3,185,000	3,179,975
4.75% 7/15/20		2,795,000	2,848,820
Hudson Pacific Properties LP 4.65% 4/1/29		2,743,000	2,702,008
iStar Financial, Inc. 6% 4/1/22		456,000	455,430
Lexington Corporate Properties Trust 4.4% 6/15/24		1,672,000	1,668,185
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,811,000	2,789,918
5.25% 8/1/26		2,057,000	2,082,713
6.375% 3/1/24		817,000	855,808
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		15,275,000	15,364,113
4.5% 1/15/25		3,878,000	3,859,339
4.5% 4/1/27		18,502,000	18,146,107
4.75% 1/15/28		10,700,000	10,699,283
4.95% 4/1/24		6,368,000	6,484,671
5.25% 1/15/26		10,610,000	10,909,960
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,166,830
5% 12/15/23		737,000	741,128
Senior Housing Properties Trust 6.75% 4/15/20		91,000	92,397
Store Capital Corp. 4.625% 3/15/29		3,549,000	3,503,248
Ventas Realty LP:
3.125% 6/15/23		1,981,000	1,952,077
3.5% 2/1/25		2,163,000	2,131,813
3.75% 5/1/24		9,073,000	9,109,922
4% 3/1/28		3,986,000	3,929,615
4.125% 1/15/26		2,017,000	2,024,768
Weingarten Realty Investors 3.375% 10/15/22		990,000	980,352
WP Carey, Inc. 4% 2/1/25		12,346,000	12,177,241
			186,495,801
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	2,100,000	2,261,481
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,607,885
3.95% 11/15/27		8,220,000	7,914,114
4.1% 10/1/24		5,764,000	5,742,950
4.55% 10/1/29		6,226,000	6,164,970
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	4,390,000	4,993,475
Deutsche Annington Finance BV:
1.8% 6/29/25 (Reg. S)	EUR	900,000	1,051,678
5% 10/2/23 (b)		2,105,000	2,148,742
Digital Realty Trust LP:
3.4% 10/1/20		6,426,000	6,445,053
3.625% 10/1/22		3,341,000	3,349,451
3.95% 7/1/22		4,297,000	4,351,026
4.75% 10/1/25		11,110,000	11,556,943
5.25% 3/15/21		2,072,000	2,137,737
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,226,526
Greystar Real Estate Partners 5.75% 12/1/25 (b)		261,000	262,248
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	3,475,000	3,980,489
Host Hotels & Resorts LP 4.75% 3/1/23		54,000	55,395
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,988,000	3,938,150
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,057,000	1,052,381
Kennedy-Wilson, Inc. 5.875% 4/1/24		294,000	289,211
Liberty Property LP:
3.375% 6/15/23		2,967,000	2,935,242
4.125% 6/15/22		5,400,000	5,520,312
4.4% 2/15/24		4,724,000	4,882,909
4.75% 10/1/20		4,095,000	4,175,675
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	4,540,029
4.5% 4/18/22		6,302,000	5,981,658
Post Apartment Homes LP 3.375% 12/1/22		933,000	928,402
Shimao Property Holdings Ltd. 4.75% 7/3/22		965,000	947,074
Tanger Properties LP:
3.125% 9/1/26		4,970,000	4,509,726
3.75% 12/1/24		7,787,000	7,588,713
3.875% 12/1/23		1,746,000	1,732,090
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		109,000	111,678
			125,383,413
TOTAL REAL ESTATE			311,879,214
UTILITIES - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,769,736
Clearway Energy Operating LLC 5.75% 10/15/25 (b)		1,252,000	1,230,090
DPL, Inc. 6.75% 10/1/19		447,000	453,146
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		10,650,000	11,220,253
6.4% 9/15/20 (b)		9,399,000	9,787,638
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		815,000	809,738
6.75% 8/6/23 (b)		395,000	397,552
Eversource Energy 2.8% 5/1/23		5,482,000	5,384,845
Exelon Corp. 2.85% 6/15/20		1,774,000	1,768,895
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	11,612,995
7.375% 11/15/31		23,272,000	29,989,378
InterGen NV 7% 6/30/23 (b)		4,030,000	3,627,000
IPALCO Enterprises, Inc.:
3.45% 7/15/20		9,979,000	9,952,254
3.7% 9/1/24		3,797,000	3,732,112
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		350,000	427,284
LG&E and KU Energy LLC 3.75% 11/15/20		526,000	529,573
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,492,380
NRG Yield Operating LLC 5% 9/15/26		1,432,000	1,335,340
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		3,112,719	3,330,610
NV Energy, Inc. 6.25% 11/15/20		1,270,000	1,335,192
Pampa Holding SA 7.5% 1/24/27 (b)		321,000	289,285
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,586,718
TECO Finance, Inc. 5.15% 3/15/20		1,365,000	1,392,701
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		6,599,000	6,846,463
			111,301,178
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,354,750
Independent Power and Renewable Electricity Producers - 0.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		36,594,000	39,247,065
Dynegy, Inc. 7.625% 11/1/24		1,978,000	2,101,625
Emera U.S. Finance LP:
2.15% 6/15/19		1,864,000	1,857,789
2.7% 6/15/21		1,835,000	1,801,140
3.55% 6/15/26		2,935,000	2,815,454
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,904,000	1,870,680
4.5% 9/15/27 (b)		339,000	322,050
NRG Energy, Inc.:
6.25% 5/1/24		1,637,000	1,691,921
6.625% 1/15/27		615,000	654,975
Talen Energy Supply LLC:
6.5% 6/1/25		315,000	280,665
10.5% 1/15/26 (b)		6,330,000	6,551,550
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		747,000	740,060
5% 1/31/28 (b)		842,000	799,900
6.625% 6/15/25 (b)(c)		2,015,000	2,115,750
The AES Corp.:
4.5% 3/15/23		1,054,000	1,061,905
4.875% 5/15/23		3,453,000	3,486,451
5.125% 9/1/27		2,642,000	2,714,655
6% 5/15/26		561,000	590,453
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	744,000	840,546
			71,544,634
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (c)(d)		12,786,000	11,763,120
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (c)(d)		3,755,000	3,567,250
NiSource Finance Corp.:
5.25% 2/15/43		4,623,000	4,893,807
5.8% 2/1/42		2,300,000	2,531,926
5.95% 6/15/41		4,294,000	4,849,892
Puget Energy, Inc.:
6% 9/1/21		5,649,000	5,962,663
6.5% 12/15/20		1,860,000	1,954,355
Sempra Energy:
2.875% 10/1/22		2,090,000	2,028,656
6% 10/15/39		5,447,000	6,135,145
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	1,103,000	1,152,467
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (c)(d)		1,401,000	1,232,250
			46,071,531
TOTAL UTILITIES			230,272,093

TOTAL NONCONVERTIBLE BONDS			4,384,291,038

TOTAL CORPORATE BONDS
(Cost $4,319,150,138)			4,386,946,046

U.S. Government and Government Agency Obligations - 29.2%
U.S. Treasury Inflation-Protected Obligations - 3.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$55,790,132	$51,186,665
1% 2/15/46		33,941,263	33,005,647
1% 2/15/48		20,712,204	20,130,021
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		18,944,458	18,518,818
0.375% 7/15/25		96,759,305	95,268,625
0.375% 1/15/27		40,236,622	39,128,342
0.625% 1/15/26		72,387,984	72,088,657
0.75% 7/15/28		110,160,256	110,304,726

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			439,631,501

U.S. Treasury Obligations - 25.7%
U.S. Treasury Bonds:
2.25% 8/15/46 (h)		148,800	125,614
2.75% 11/15/47		104,081,100	97,295,500
3% 5/15/45		52,763,500	52,015,330
3% 2/15/48		7,805,900	7,669,907
3% 2/15/49		362,113,000	356,087,158
5% 5/15/37		9,400	12,263
U.S. Treasury Notes:
1.25% 10/31/21 (h)(i)		116,320,000	112,557,775
1.625% 5/15/26		9,073,300	8,474,320
1.75% 6/30/22		345,816,000	337,589,362
1.875% 3/31/22		255,339,300	250,701,302
1.875% 7/31/22		327,880,400	321,117,867
2% 12/31/21		229,153,600	226,065,398
2% 4/30/24		9,073,300	8,834,417
2% 11/15/26		6,327,000	6,039,566
2.125% 12/31/22		156,770,200	154,528,875
2.125% 7/31/24		126,782,000	123,988,834
2.125% 11/30/24		14,701,700	14,347,366
2.125% 5/15/25 (h)		834,700	811,909
2.25% 12/31/24		224,574,900	220,557,116
2.25% 2/15/27		73,111,900	70,955,670
2.25% 11/15/27		113,969,800	110,034,280
2.5% 3/31/23		237,309,800	237,124,402
2.5% 1/31/24		130,600,000	130,457,156
2.75% 11/30/20 (h)(j)		4,304,000	4,318,123
2.75% 8/15/21		5,407,700	5,437,907
2.75% 2/15/28		54,737,100	54,942,364
2.875% 9/30/23		26,727,300	27,122,989
2.875% 11/30/25		50,000,000	50,785,156
2.875% 8/15/28		78,639,600	79,659,457
3.125% 11/15/28		128,900,000	133,300,726

TOTAL U.S. TREASURY OBLIGATIONS			3,202,958,109

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,592,615,064)			3,642,589,610

U.S. Government Agency - Mortgage Securities - 26.6%
Fannie Mae - 11.7%
12 month U.S. LIBOR + 1.445% 3.542% 4/1/37 (c)(d)		19,707	20,462
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)		6,887	7,133
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (c)(d)		21,758	22,577
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (c)(d)		5,704	5,918
12 month U.S. LIBOR + 1.553% 4.269% 6/1/36 (c)(d)		17,357	18,058
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)		8,682	9,063
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(d)		41,280	42,982
12 month U.S. LIBOR + 1.617% 4.355% 3/1/33 (c)(d)		16,019	16,666
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (c)(d)		14,180	14,793
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(d)		7,223	7,519
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (c)(d)		17,904	18,833
12 month U.S. LIBOR + 1.718% 4.408% 5/1/35 (c)(d)		34,015	35,464
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (c)(d)		49,994	52,108
12 month U.S. LIBOR + 1.728% 4.302% 11/1/36 (c)(d)		12,314	12,860
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (c)(d)		61,951	65,208
12 month U.S. LIBOR + 1.745% 4.608% 7/1/35 (c)(d)		17,599	18,422
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (c)(d)		79,003	83,161
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (c)(d)		43,117	45,334
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (c)(d)		42,728	45,025
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (c)(d)		173,963	183,313
12 month U.S. LIBOR + 1.810% 4.81% 12/1/39 (c)(d)		17,381	18,315
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (c)(d)		1,396,055	1,438,628
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (c)(d)		161,552	170,235
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (c)(d)		25,551	26,352
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (c)(d)		16,164	17,032
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (c)(d)		51,365	54,012
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (c)(d)		16,375	17,255
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)		14,232	14,915
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(d)		23,065	24,305
6 month U.S. LIBOR + 1.505% 4.255% 1/1/35 (c)(d)		41,802	42,951
6 month U.S. LIBOR + 1.535% 4.12% 12/1/34 (c)(d)		8,281	8,519
6 month U.S. LIBOR + 1.535% 4.266% 3/1/35 (c)(d)		5,268	5,422
6 month U.S. LIBOR + 1.556% 4.102% 10/1/33 (c)(d)		3,089	3,177
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (c)(d)		3,328	3,429
6 month U.S. LIBOR + 1.740% 4.365% 12/1/34 (c)(d)		493	513
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (c)(d)		6,037	6,301
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.199% 10/1/33 (c)(d)		63,760	65,706
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)		5,218	5,432
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (c)(d)		40,005	42,156
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)		20,091	21,171
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.654% 7/1/34 (c)(d)		44,971	47,388
2.5% 3/1/34 (e)		5,500,000	5,392,184
2.5% 3/1/34 (e)		14,000,000	13,725,559
2.5% 3/1/34 (e)		20,500,000	20,098,141
2.5% 12/1/42 to 8/1/43		3,921,264	3,734,741
2.5% 3/1/49 (e)		4,103,191	3,888,203
2.5% 3/1/49 (e)		4,103,191	3,888,203
2.5% 3/1/49 (e)		1,900,000	1,800,449
2.5% 3/1/49 (e)		1,900,000	1,800,449
3% 3/1/25 to 10/1/46		140,142,601	138,382,815
3% 3/1/34 (e)		21,550,000	21,506,997
3% 3/1/34 (e)		1,080,000	1,077,845
3% 3/1/34(e)		20,500,000	20,459,092
3% 3/1/34 (e)		26,950,000	26,896,221
3% 3/1/34 (e)		26,950,000	26,896,221
3% 3/1/34 (e)		28,000,000	27,944,126
3% 3/1/34 (e)		11,000,000	10,978,050
3% 3/1/49 (e)		3,575,000	3,492,347
3% 3/1/49 (e)		3,575,000	3,492,347
3% 3/1/49 (e)		6,150,000	6,007,813
3% 3/1/49 (e)		20,375,000	19,903,934
3% 3/1/49 (e)		20,375,000	19,903,934
3% 3/1/49 (e)		6,150,000	6,007,813
3% 3/1/49 (e)		1,900,000	1,856,072
3% 3/1/49 (e)		1,900,000	1,856,072
3% 3/1/49 (e)		23,040,000	22,507,320
3% 3/1/49 (e)		23,040,000	22,507,320
3% 3/1/49 (e)		5,450,000	5,323,997
3% 3/1/49 (e)		10,500,000	10,257,242
3% 3/1/49 (e)		5,050,000	4,933,245
3% 3/1/49 (e)		10,500,000	10,257,242
3% 3/1/49 (e)		270,000	263,758
3% 3/1/49 (e)		14,580,000	14,242,913
3.5% 7/1/32 to 10/1/56		276,219,568	277,797,718
3.5% 3/1/34 (e)		3,200,000	3,250,779
3.5% 3/1/34 (e)		6,250,657	6,349,845
3.5% 3/1/34 (e)		6,250,657	6,349,845
3.5% 3/1/34 (e)		2,300,000	2,336,497
3.5% 3/1/34 (e)		31,700,000	32,203,028
3.5% 3/1/34 (e)		3,200,000	3,250,779
3.5% 3/1/34 (e)		81,200,000	82,488,514
3.5% 3/1/34 (e)		5,600,000	5,688,863
3.5% 3/1/34 (e)		5,600,000	5,688,863
3.5% 3/1/34 (e)		5,600,000	5,688,863
3.5% 3/1/34 (e)		23,600,000	23,974,494
3.5% 3/1/34 (e)		23,600,000	23,974,494
3.5% 3/1/49 (e)		2,400,000	2,400,473
4% 11/1/31 to 5/1/48		241,252,339	247,567,649
4% 3/1/49 (e)		3,100,000	3,159,899
4% 3/1/49 (e)		3,100,000	3,159,899
4% 3/1/49 (e)		15,650,000	15,952,391
4% 3/1/49 (e)		15,650,000	15,952,391
4.5% 6/1/33 to 8/1/56		117,208,270	122,592,164
4.5% 3/1/49 (e)		15,500,000	16,037,979
4.5% 3/1/49 (e)		8,075,000	8,355,270
5% 5/1/19 to 8/1/56		39,104,530	41,538,911
5.257% 8/1/41		682,309	737,534
5.5% 10/1/21 to 5/1/44		8,522,033	9,207,485
6% 7/1/19 to 1/1/42		4,411,982	4,875,070
6.5% 3/1/22 to 8/1/39		7,300,945	8,142,324
6.52% 2/1/39		854,666	923,258
7% 9/1/21 to 7/1/37		316,055	351,666
7.5% 6/1/25 to 2/1/32		134,523	150,411
8% 8/1/29 to 3/1/37		4,159	4,868
9.5% 9/1/21		104	107

TOTAL FANNIE MAE			1,464,193,109

Freddie Mac - 5.6%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (c)(d)		13,524	13,924
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (c)(d)		5,638	5,814
12 month U.S. LIBOR + 1.375% 4.192% 3/1/36 (c)(d)		46,401	47,862
12 month U.S. LIBOR + 1.500% 4.295% 3/1/36 (c)(d)		32,099	33,295
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)		9,454	9,802
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(d)		126,620	133,040
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (c)(d)		704,466	724,913
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(d)		246,323	258,788
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (c)(d)		12,405	13,014
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (c)(d)(k)		12,387	12,982
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (c)(d)		17,720	18,375
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (c)(d)		19,616	20,670
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (c)(d)		220,218	227,472
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (c)(d)		41,780	43,133
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)		29,860	31,465
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (c)(d)		37,083	38,210
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)		18,458	18,991
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		7,080	7,440
12 month U.S. LIBOR + 1.998% 4.292% 4/1/38 (c)(d)		35,646	37,562
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)		19,722	20,782
12 month U.S. LIBOR + 2.076% 5.009% 3/1/33 (c)(d)		567	590
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (c)(d)		30,457	31,941
6 month U.S. LIBOR + 1.125% 3.775% 8/1/37 (c)(d)		11,735	11,876
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(d)		12,720	13,011
6 month U.S. LIBOR + 1.608% 4.148% 12/1/35 (c)(d)		11,131	11,411
6 month U.S. LIBOR + 1.647% 4.391% 2/1/37 (c)(d)		47,190	48,731
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (c)(d)		18,059	18,717
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(d)		4,687	4,874
6 month U.S. LIBOR + 1.843% 4.426% 10/1/36 (c)(d)		52,487	54,504
6 month U.S. LIBOR + 1.913% 4.487% 10/1/35 (c)(d)		31,991	33,222
6 month U.S. LIBOR + 2.020% 4.662% 6/1/37 (c)(d)		9,307	9,732
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (c)(d)		13,910	14,560
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (c)(d)		20,444	21,397
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.044% 6/1/33 (c)(d)		48,990	51,115
U.S. TREASURY 1 YEAR INDEX + 2.279% 4.221% 6/1/33 (c)(d)		98,653	103,216
U.S. TREASURY 1 YEAR INDEX + 2.407% 4.762% 3/1/35 (c)(d)		197,093	207,687
3% 4/1/32 to 2/1/47		131,808,142	129,550,855
3% 3/1/34 (e)		21,300,000	21,269,145
3.5% 1/1/32 to 11/1/48 (h)		252,028,716	253,808,759
3.5% 8/1/47		66,172	66,484
3.5% 3/1/49 (e)		26,900,000	26,921,060
4% 6/1/33 to 5/1/48		180,379,926	185,419,121
4% 4/1/48		581,975	594,596
4% 3/1/49 (e)		13,100,000	13,360,796
4.5% 6/1/25 to 12/1/48		39,350,711	41,214,470
4.5% 3/1/49 (e)		18,000,000	18,646,546
4.5% 3/1/49 (e)		600,000	621,552
5% 6/1/20 to 7/1/41		6,143,383	6,580,073
5.5% 10/1/19 to 5/1/40		2,180,262	2,347,521
6% 10/1/21 to 12/1/37		617,881	680,547
6.5% 9/1/21 to 9/1/39		816,062	909,692
7% 8/1/21 to 9/1/36		288,730	324,264
7.5% 1/1/27 to 4/1/32		6,377	7,205
8% 7/1/24 to 4/1/32		8,044	9,157
8.5% 9/1/19 to 1/1/28		7,386	8,216
9% 10/1/20		2	2
9.5% 5/1/21		2	2

TOTAL FREDDIE MAC			704,694,181

Ginnie Mae - 9.3%
3.5% 11/15/40 to 9/20/48		214,412,513	216,761,341
4% 5/20/33 to 4/20/47		37,849,006	39,118,769
4.5% 6/20/33 to 8/15/41		15,012,458	15,807,492
5% 12/15/32 to 9/15/41		6,501,821	6,904,404
5.5% 7/15/33 to 9/15/39		515,022	557,137
6% 10/15/30 to 11/15/39		158,488	175,547
7% 11/15/22 to 3/15/33		295,166	331,845
7.5% 11/15/21 to 9/15/31		111,308	122,121
8% 11/15/21 to 11/15/29		32,838	35,665
8.5% 10/15/21 to 1/15/31		6,871	7,743
9% 9/15/19 to 1/15/23		87	92
9.5% 12/15/20 to 3/15/23		37	38
2.5% 11/20/46		37,573,155	35,928,597
3% 5/20/42 to 9/20/48		122,438,035	121,074,395
3% 3/1/49 (e)		2,975,000	2,935,378
3% 3/1/49 (e)		1,800,000	1,776,027
3% 3/1/49 (e)		1,900,000	1,874,695
3.5% 3/1/49 (e)		2,975,000	3,000,743
3.5% 3/1/49 (e)		90,300,000	91,081,384
3.5% 3/1/49 (e)		37,200,000	37,521,899
3.5% 4/1/49 (e)		1,800,000	1,814,662
3.5% 4/1/49 (e)		1,900,000	1,915,476
4% 3/1/49 (e)		33,500,000	34,378,584
4% 3/1/49 (e)		61,075,000	62,676,777
4% 3/1/49 (e)		1,800,000	1,847,208
4% 3/1/49 (e)		500,000	513,113
4% 3/1/49 (e)		30,000,000	30,786,792
4% 3/1/49 (e)		64,050,000	65,729,801
4% 3/1/49 (e)		37,600,000	38,586,113
4% 4/1/49 (e)		113,175,000	116,054,761
4% 4/1/49 (e)		1,800,000	1,845,801
4.5% 3/1/49 (e)		17,050,000	17,640,999
4.5% 3/1/49 (e)		11,100,000	11,484,756
4.5% 3/1/49 (e)		23,000,000	23,797,242
4.5% 3/1/49 (e)		21,400,000	22,141,782
4.5% 3/1/49 (e)		10,300,000	10,657,026
4.5% 3/1/49 (e)		27,300,000	28,246,292
4.5% 3/1/49 (e)		19,850,000	20,538,055
4.5% 4/1/49 (e)		21,400,000	22,130,080
4.5% 4/1/49 (e)		42,800,000	44,260,161
4.5% 4/1/49 (e)		21,400,000	22,130,080
6.5% 3/20/31 to 6/15/37		87,803	99,168
11% 9/20/19		17	17

TOTAL GINNIE MAE			1,154,290,058

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,292,192,500)			3,323,177,348

Asset-Backed Securities - 1.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$7,838,228	$7,797,775
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.9148% 10/28/23 (b)(c)(d)		6,344,208	6,327,154
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		261,000	287,125
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		364,000	389,022
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		611,000	665,276
Class XS, 0% 10/17/52 (b)(c)(k)(l)		427,050	4
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.4335% 6/26/34 (b)(c)(d)		4,207	8,264
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		14,562,922	14,705,493
Class AA, 2.487% 12/16/41 (b)		2,977,562	2,895,660
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.6206% 7/25/29 (c)(d)		2,131,004	2,146,755
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		2,611,907	2,604,531
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		12,227,973	12,212,272
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.8399% 10/25/37(b)(c)(d)		5,239,247	5,275,083
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 3.1534% 9/28/30 (c)(d)		4,962,726	4,967,257
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7399% 3/25/32 (c)(d)		1,167	1,195
Series 2004-7 Class AF5, 4.7734% 1/25/35		131,305	131,621
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 3.4199% 8/25/35 (c)(d)		4,705	4,704
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.4416% 1/28/40 (b)(c)(d)(l)		179,593	18
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		6,224,213	6,125,597
Class A2II, 4.03% 11/20/47 (b)		10,545,513	10,372,126
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		29,761	30,157
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (c)(d)		843	788
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		1,720,000	1,744,312
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (b)(c)(d)		105,753	103,924
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (b)(c)(d)		38,206	37,497
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (b)(c)(d)		63,474	60,458
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (b)(c)(d)		24,146	22,753
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 5.1314% 7/17/34 (b)(c)(d)		153,000	152,951
Class F, 1 month U.S. LIBOR + 3.539% 6.0204% 7/17/34 (b)(c)(d)		197,000	197,054
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.8314% 7/17/37 (b)(c)(d)		389,000	383,647
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		5,911,231	5,995,283
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.7314% 12/17/36 (b)(c)(d)		309,000	308,999
Class F, 1 month U.S. LIBOR + 3.000% 5.4814% 12/17/36 (b)(c)(d)		259,000	260,302
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9814% 3/17/37 (b)(c)(d)		386,000	382,153
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.7388% 6/17/37 (b)(c)(d)		701,000	685,759
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (c)(d)		1,177,000	956,171
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (b)(c)(d)(e)		11,179,000	11,179,000
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.7799% 8/25/36 (c)(d)		371,997	371,977
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		7,323,627	7,326,263
Series 2018-3A Class A 3.5545% 11/25/28 (b)		12,407,286	12,415,587
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (b)(c)(d)		1,275,000	1,276,513
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (c)(d)		351,909	351,319
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.5706% 7/25/25 (c)(d)		2,241,908	2,245,473
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.7349% 1/25/36 (c)(d)		536,000	531,906
Progress Residential Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(d)		100,000	99,586
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		269,000	267,690
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		166,000	165,552
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		392,000	396,757
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		330,000	330,829
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5617% 12/25/33		14,311	8,905
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (b)(c)(d)		14,788,059	14,790,069
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0888% 1/17/35 (b)(c)(d)		527,000	524,186
Class F, 1 month U.S. LIBOR + 3.400% 5.8888% 1/17/35 (b)(c)(d)		529,000	527,143
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.2326% 12/5/36 (b)(c)(d)(l)		324,072	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (c)(d)		9,027	8,666
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		8,641,924	8,701,648
Series 2018-A Class A, 4.147% 9/15/38 (b)		12,447,185	12,522,577
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		11,049,958	11,090,576
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		14,588,141	14,620,764
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		5,439,051	5,442,824
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (b)(c)(d)(l)		934,000	646,298
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		927,000	929,608
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		232,000	229,983
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		188,000	184,825
Class F, 5.769% 11/17/33 (b)		442,000	450,473
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		5,452,000	5,454,866
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		403,000	389,453
TOTAL ASSET-BACKED SECURITIES
(Cost $201,015,872)			201,720,480

Collateralized Mortgage Obligations - 2.3%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.65% 6/27/36 (b)(c)(d)		1,925,594	1,881,803
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.703% 7/26/36 (b)(c)		350,240	343,227
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 3.0499% 1/25/35 (c)(d)		67,434	67,382
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		1,814,238	1,806,873
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.704% 1/25/37 (b)(c)		431,135	437,883
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (b)(c)(l)		2,257	506
Class 2B5, 3.3614% 2/25/43 (b)(c)		1,420	32
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		1,651,676	1,645,402
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.79% 5/27/37 (b)(c)(d)		2,041,729	1,958,645
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 3.2063% 5/27/37 (b)(c)(d)		173,346	166,195
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		3,991,798	3,954,666
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3639% 12/25/46 (b)(c)		330,000	335,729
Series 2010-K7 Class B, 5.5006% 4/25/20 (b)(c)		362,930	371,460
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (b)(d)		10,015,129	9,973,837
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.2404% 3/25/37 (c)		82,546	81,703
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (b)(c)(d)		11,287,000	11,259,223
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.709% 6/21/36 (b)(c)(d)		884,441	877,307
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (b)(c)(d)		7,313,000	7,324,701
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (c)(d)		247,834	244,841
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (c)(d)		63,399	62,939
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (b)(c)(d)		22,095,000	22,014,928
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.9389% 7/26/45 (b)(c)		2,006,034	2,011,172
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)		5,019	4,907
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.1299% 9/25/43 (c)(d)		1,993,165	1,978,712
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 4.942% 1/25/35 (c)		365,659	370,658
Series 2005-AR10 Class 2A15, 4.7686% 6/25/35 (c)		2,104,621	2,163,123
Series 2005-AR2 Class 1A2, 5.0795% 3/25/35 (c)		288,175	290,178
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0108% 6/27/36 (b)(c)		69,763	69,552
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		1,799,801	1,785,044

TOTAL PRIVATE SPONSOR			73,482,628

U.S. Government Agency - 1.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2899% 2/25/32 (c)(d)		6,027	6,104
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.4814% 3/18/32 (c)(d)		10,946	11,171
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4899% 4/25/32 (c)(d)		13,065	13,300
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4899% 10/25/32 (c)(d)		16,904	17,206
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.2399% 1/25/32 (c)(d)		6,162	6,233
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6101% 12/25/33 (c)(k)(m)		204,414	44,269
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.1901% 11/25/36 (c)(k)(m)		149,817	24,255
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		5,348	5,555
Series 1993-207 Class H, 6.5% 11/25/23		80,728	85,251
Series 1996-28 Class PK, 6.5% 7/25/25		26,289	27,828
Series 1999-17 Class PG, 6% 4/25/29		91,305	98,126
Series 1999-32 Class PL, 6% 7/25/29		87,698	94,389
Series 1999-33 Class PK, 6% 7/25/29		61,880	66,460
Series 2001-52 Class YZ, 6.5% 10/25/31		7,728	8,616
Series 2003-28 Class KG, 5.5% 4/25/23		46,327	47,899
Series 2005-102 Class CO 11/25/35 (n)		46,736	41,221
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.0763% 8/25/35 (c)(m)		14,535	16,994
Series 2005-81 Class PC, 5.5% 9/25/35		119,626	129,369
Series 2006-12 Class BO 10/25/35 (n)		211,305	186,842
Series 2006-37 Class OW 5/25/36 (n)		19,689	16,754
Series 2006-45 Class OP 6/25/36 (n)		67,335	57,432
Series 2006-62 Class KP 4/25/36 (n)		112,512	96,390
Series 2012-149:
Class DA, 1.75% 1/25/43		2,426,713	2,325,412
Class GA, 1.75% 6/25/42		2,507,523	2,393,929
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		18,834	20,930
Series 1999-25 Class Z, 6% 6/25/29		70,394	76,594
Series 2001-20 Class Z, 6% 5/25/31		96,939	104,699
Series 2001-31 Class ZC, 6.5% 7/25/31		53,168	58,706
Series 2002-16 Class ZD, 6.5% 4/25/32		28,026	31,295
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.0601% 11/25/32 (c)(k)(m)		121,102	15,117
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		541,545	47,911
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1501% 12/25/36 (c)(k)(m)		98,771	18,669
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9501% 5/25/37 (c)(k)(m)		57,294	9,360
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.7571% 9/25/23 (c)(m)		3,696	4,224
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6101% 3/25/33 (c)(k)(m)		14,725	2,632
Series 2005-72 Class ZC, 5.5% 8/25/35		772,710	824,310
Series 2005-79 Class ZC, 5.9% 9/25/35		510,341	566,418
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.6807% 6/25/37 (c)(m)		48,499	88,666
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (c)(m)		74,071	134,094
Class SB, 39.600% - 1 month U.S. LIBOR 24.6607% 7/25/37 (c)(m)		27,924	44,426
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.0551% 8/25/37 (c)(k)(m)		2,184,277	351,002
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.8601% 3/25/38 (c)(k)(m)		389,120	58,439
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		373	3
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		9,369	129
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		10,318	105
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 3.8701% 6/25/21 (c)(k)(m)		2,715	37
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.5601% 12/25/40 (c)(k)(m)		364,655	49,888
Class ZA, 4.5% 12/25/40		1,477,422	1,566,794
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		289,815	24,948
Series 2010-150 Class ZC, 4.75% 1/25/41		1,802,495	1,941,469
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		3,072	40
Series 2010-29 Class LI, 4.5% 6/25/19 (k)		123	0
Series 2010-95 Class ZC, 5% 9/25/40		3,660,896	3,973,305
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		49,367	1,323
Series 2011-39 Class ZA, 6% 11/25/32		260,500	287,259
Series 2011-4 Class PZ, 5% 2/25/41		806,928	901,586
Series 2011-67 Class AI, 4% 7/25/26 (k)		94,449	7,485
Series 2011-83 Class DI, 6% 9/25/26 (k)		99,831	6,833
Series 2012-100 Class WI, 3% 9/25/27 (k)		1,644,973	142,765
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.1601% 12/25/30 (c)(k)(m)		530,408	55,597
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.0601% 6/25/41 (c)(k)(m)		694,546	88,173
Series 2013-133 Class IB, 3% 4/25/32 (k)		1,033,706	88,924
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.5601% 1/25/44 (c)(k)(m)		546,283	82,372
Series 2013-51 Class GI, 3% 10/25/32 (k)		1,554,742	142,646
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2301% 6/25/35 (c)(k)(m)		303,904	48,551
Series 2015-42 Class IL, 6% 6/25/45 (k)		2,276,609	499,154
Series 2015-70 Class JC, 3% 10/25/45		1,953,140	1,947,343
Series 2017-30 Class AI, 5.5% 5/25/47		1,218,262	254,538
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)		56,659	12,246
Series 343 Class 16, 5.5% 5/25/34 (k)		48,821	8,871
Series 348 Class 14, 6.5% 8/25/34 (c)(k)		33,706	7,595
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)		22,706	4,340
Class 13, 6% 3/25/34 (k)		30,206	6,039
Series 359 Class 19, 6% 7/25/35 (c)(k)		18,569	3,792
Series 384 Class 6, 5% 7/25/37 (k)		237,829	43,666
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.2888% 1/15/32 (c)(d)		5,007	5,071
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (c)(d)		6,813	6,920
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.4888% 3/15/32 (c)(d)		6,807	6,927
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.3888% 6/15/31 (c)(d)		13,014	13,210
Class FG, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/32 (c)(d)		3,845	3,904
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.7388% 5/15/37 (c)(d)		284,733	282,846
planned amortization class:
Series 2006-15 Class OP 3/25/36 (n)		202,698	173,838
Series 2095 Class PE, 6% 11/15/28		103,103	110,816
Series 2101 Class PD, 6% 11/15/28		8,141	8,769
Series 2121 Class MG, 6% 2/15/29		41,442	44,696
Series 2131 Class BG, 6% 3/15/29		290,984	313,375
Series 2137 Class PG, 6% 3/15/29		44,659	48,278
Series 2154 Class PT, 6% 5/15/29		73,428	79,310
Series 2162 Class PH, 6% 6/15/29		16,351	17,591
Series 2520 Class BE, 6% 11/15/32		98,417	107,744
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.1113% 3/15/23 (c)(k)(m)		3,106	126
Series 2693 Class MD, 5.5% 10/15/33		1,087,079	1,181,801
Series 2802 Class OB, 6% 5/15/34		147,286	157,048
Series 2962 Class BE, 4.5% 4/15/20		45,201	45,464
Series 3002 Class NE, 5% 7/15/35		275,612	290,695
Series 3110 Class OP 9/15/35 (n)		118,915	108,374
Series 3119 Class PO 2/15/36 (n)		242,485	207,214
Series 3121 Class KO 3/15/36 (n)		40,942	35,303
Series 3123 Class LO 3/15/36 (n)		134,301	115,079
Series 3145 Class GO 4/15/36 (n)		130,098	111,670
Series 3189 Class PD, 6% 7/15/36		235,396	262,624
Series 3225 Class EO 10/15/36 (n)		74,056	63,299
Series 3258 Class PM, 5.5% 12/15/36		118,808	126,669
Series 3415 Class PC, 5% 12/15/37		92,811	98,548
Series 3786 Class HI, 4% 3/15/38 (k)		254,270	15,524
Series 3806 Class UP, 4.5% 2/15/41		735,557	760,387
Series 3832 Class PE, 5% 3/15/41		862,000	920,442
Series 4135 Class AB, 1.75% 6/15/42		1,853,338	1,777,064
sequential payer:
Series 2135 Class JE, 6% 3/15/29		18,674	20,147
Series 2274 Class ZM, 6.5% 1/15/31		24,238	26,731
Series 2281 Class ZB, 6% 3/15/30		56,991	60,935
Series 2303 Class ZV, 6% 4/15/31		23,703	25,591
Series 2357 Class ZB, 6.5% 9/15/31		185,075	206,457
Series 2502 Class ZC, 6% 9/15/32		48,154	52,707
Series 2519 Class ZD, 5.5% 11/15/32		75,050	81,004
Series 2546 Class MJ, 5.5% 3/15/23		28,345	29,200
Series 2601 Class TB, 5.5% 4/15/23		13,613	14,133
Series 2998 Class LY, 5.5% 7/15/25		44,039	46,100
Series 3871 Class KB, 5.5% 6/15/41		1,531,215	1,701,251
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1113% 2/15/36 (c)(k)(m)		85,054	15,030
Series 2013-4281 Class AI, 4% 12/15/28 (k)		897,913	66,042
Series 2017-4683 Class LM, 3% 5/15/47		2,741,384	2,720,242
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 30.6231% 8/15/24 (c)(m)		1,329	1,658
Class SD, 86.400% - 1 month U.S. LIBOR 54.0962% 8/15/24 (c)(m)		1,959	2,881
Series 2933 Class ZM, 5.75% 2/15/35		998,503	1,127,451
Series 2935 Class ZK, 5.5% 2/15/35		1,044,230	1,136,211
Series 2947 Class XZ, 6% 3/15/35		353,095	388,532
Series 2996 Class ZD, 5.5% 6/15/35		745,790	827,734
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1013% 10/15/35 (c)(k)(m)		120,206	20,152
Series 3237 Class C, 5.5% 11/15/36		1,077,370	1,180,560
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.1713% 11/15/36 (c)(k)(m)		304,841	51,694
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.2613% 3/15/37 (c)(k)(m)		434,389	77,595
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.2713% 4/15/37 (c)(k)(m)		641,012	117,562
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.0913% 6/15/37 (c)(k)(m)		223,721	34,708
Series 3949 Class MK, 4.5% 10/15/34		197,834	205,641
Series 3955 Class YI, 3% 11/15/21 (k)		295,810	8,293
Series 4055 Class BI, 3.5% 5/15/31 (k)		928,707	90,088
Series 4149 Class IO, 3% 1/15/33 (k)		698,213	84,525
Series 4314 Class AI, 5% 3/15/34 (k)		294,883	26,799
Series 4427 Class LI, 3.5% 2/15/34 (k)		1,774,302	219,520
Series 4471 Class PA 4% 12/15/40		1,997,730	2,035,751
target amortization class Series 2156 Class TC, 6.25% 5/15/29		53,426	56,587
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.3888% 2/15/24 (c)(d)		19,523	19,678
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		39,375	42,329
Series 2056 Class Z, 6% 5/15/28		74,475	80,058
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,334,828	2,419,176
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		5,877,042	5,810,514
Series 2018-2 Class MA, 3.5% 11/25/57		1,933,061	1,938,490
Series 2018-3 Class MA, 3.5% 8/25/57		36,189,654	35,980,025
Series 2018-4 Class MA, 3.5% 3/25/58		10,371,981	10,369,464
Series 2018-3 Class M55D, 4% 8/25/57		5,306,876	5,459,536
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		3,726,140	3,747,631
Class A2, 3.5% 6/25/28 (b)		944,000	936,108
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2086% 6/16/37 (c)(k)(m)		132,415	23,110
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 3.05% 3/20/60 (c)(d)(o)		1,740,105	1,743,463
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 7/20/60 (c)(d)(o)		204,128	203,355
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8071% 9/20/60 (c)(d)(o)		252,858	251,818
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8071% 8/20/60 (c)(d)(o)		278,368	277,198
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8871% 12/20/60 (c)(d)(o)		507,991	506,819
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 12/20/60 (c)(d)(o)		765,901	766,514
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 2/20/61 (c)(d)(o)		1,542,559	1,543,599
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9971% 2/20/61 (c)(d)(o)		2,046,617	2,047,654
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0071% 4/20/61 (c)(d)(o)		664,190	664,741
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (c)(d)(o)		817,812	818,562
Class FC, 1 month U.S. LIBOR + 0.500% 3.0071% 5/20/61 (c)(d)(o)		753,344	753,983
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0371% 6/20/61 (c)(d)(o)		934,886	936,242
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 10/20/61 (c)(d)(o)		1,822,614	1,828,304
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 11/20/61 (c)(d)(o)		921,932	927,087
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2071% 1/20/62 (c)(d)(o)		592,637	595,808
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 1/20/62 (c)(d)(o)		873,362	876,782
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1371% 3/20/62 (c)(d)(o)		518,865	520,068
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (c)(d)(o)		100,754	100,958
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.0271% 10/20/62 (c)(d)(o)		496,739	497,370
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 3.0371% 7/20/60 (c)(d)(o)		658,274	658,564
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.8671% 3/20/63 (c)(d)(o)		821,315	819,163
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.1071% 1/20/64 (c)(d)(o)		882,384	884,992
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.1071% 12/20/63 (c)(d)(o)		2,596,293	2,605,083
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.0071% 6/20/64 (c)(d)(o)		3,585,395	3,588,505
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 3.0071% 9/20/64 (c)(d)(o)		11,402,857	11,413,082
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.9071% 12/20/62 (c)(d)(o)		847,710	847,493
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		47,818	53,459
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.0305% 12/20/40 (c)(m)		2,061,000	2,182,843
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		196,977	21,939
Series 2017-134 Class BA, 2.5% 11/20/46		2,312,226	2,250,905
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		410,669	437,420
Series 2010-160 Class DY, 4% 12/20/40		4,963,407	5,170,180
Series 2010-170 Class B, 4% 12/20/40		1,117,123	1,163,633
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0186% 5/16/34 (c)(k)(m)		73,922	11,034
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.7186% 8/17/34 (c)(k)(m)		86,149	15,983
Series 2010-116 Class QB, 4% 9/16/40		10,676,697	10,896,459
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.83% 5/20/60 (c)(d)(o)		690,236	687,900
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6153% 7/20/41 (c)(k)(m)		427,718	65,031
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2186% 6/16/42 (c)(k)(m)		271,537	43,848
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (c)(m)		482,347	490,441
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (c)(m)		1,587,267	1,627,613
Series 2013-149 Class MA, 2.5% 5/20/40		5,934,550	5,817,949
Series 2014-2 Class BA, 3% 1/20/44		4,896,595	4,869,699
Series 2014-21 Class HA, 3% 2/20/44		2,236,054	2,226,628
Series 2014-25 Class HC, 3% 2/20/44		3,363,066	3,344,038
Series 2014-5 Class A, 3% 1/20/44		2,987,266	2,971,005
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		4,586,414	4,566,853
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		757,070	754,561
Class JA, 2.5% 6/20/65 (o)		3,627,974	3,611,539
Series 2017-186 Class HK, 3% 11/16/45		4,832,125	4,773,766
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(d)(o)		7,398,168	7,393,085

TOTAL U.S. GOVERNMENT AGENCY			209,687,588

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $281,399,288)			283,170,216

Commercial Mortgage Securities - 4.2%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.3158% 9/15/34 (b)(c)(d)		703,000	703,876
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		195,000	206,511
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (c)(k)		7,801	42
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)		455,000	435,030
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		782,000	656,106
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		455,000	371,531
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		561,000	446,069
Series 2018-BN12 Class D, 3% 5/15/61 (b)		183,000	148,336
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		430,000	348,959
Class E, 3% 11/15/61 (b)		430,000	313,378
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		347,000	346,406
Class D, 3.25% 2/15/50 (b)		675,000	571,154
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9775% 7/15/49 (c)(k)		16,452,499	1,477,247
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		1,098,000	1,072,146
Series 2018-C2 Class A5, 4.314% 12/15/51		8,000,000	8,453,558
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(k)(l)		1,092,025	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(c)		483,000	450,215
Class E, 3.6089% 8/14/36 (b)(c)		363,000	319,750
Benchmark Mortgage Trust:
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)		351,000	291,818
Class E, 3% 5/15/53 (b)(c)		351,000	268,260
Series 2018-B8 Class A5, 4.2317% 1/15/52		20,645,000	21,712,210
Series 2019-B9 Class A5, 4.0156% 3/15/52		27,000,000	27,899,853
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(c)		363,000	359,948
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.9598% 3/15/37 (b)(c)(d)		337,000	335,730
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (b)(c)(d)		3,750,195	3,744,951
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (b)(c)(d)		5,426,609	5,435,119
Class G, 1 month U.S. LIBOR + 2.050% 4.5388% 11/15/35 (b)(c)(d)		748,903	750,780
Class H, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/35 (b)(c)(d)		277,408	278,103
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.7388% 10/15/32 (b)(c)(d)		727,000	724,676
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1888% 6/15/35 (b)(c)(d)		303,000	302,621
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.7388% 12/15/37 (b)(c)(d)		664,000	667,728
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		419,000	421,392
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5614% 2/10/50 (c)		813,000	827,804
Class D, 3.25% 2/10/50 (b)		735,000	619,539
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7557% 12/15/47 (b)(c)		272,000	287,273
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (b)(c)(d)		275,018	195,263
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.9778% 6/15/31 (b)(c)(d)		275,018	136,771
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(c)		638,000	643,022
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.744% 1/10/24 (b)		443,000	445,578
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(c)		715,000	691,517
Series 2013-GC15 Class D, 5.2165% 9/10/46 (b)(c)		1,200,000	1,198,708
Series 2015-GC29 Class XA, 1.1059% 4/10/48 (c)(k)		23,832,502	1,121,791
Series 2015-GC33 Class XA, 0.9367% 9/10/58 (c)(k)		33,063,975	1,524,147
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.8388% 7/15/27 (b)(c)(d)		455,000	454,692
Series 2016-C3 Class D, 3% 11/15/49 (b)		829,000	646,192
Series 2016-P6 Class XA, 0.8135% 12/10/49 (c)(k)		29,893,011	1,168,909
Series 2018-C6 Class A4, 4.412% 11/10/51		6,608,000	7,033,627
COMM Mortgage Trust:
floater:
Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.6479% 8/13/27 (b)(c)(d)		458,000	459,180
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.5388% 9/15/33 (b)(c)(d)		267,000	256,607
Class G, 1 month U.S. LIBOR + 5.056% 7.5451% 9/15/33 (b)(c)(d)		300,000	282,819
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		3,375,249	3,376,490
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		811,000	656,724
Series 2012-CR1:
Class C, 5.3206% 5/15/45 (c)		426,000	439,257
Class D, 5.3206% 5/15/45 (b)(c)		1,160,000	1,164,923
Class G, 2.462% 5/15/45 (b)		425,000	324,888
Series 2012-CR5 Class D, 4.3204% 12/10/45 (b)(c)		357,000	353,739
Series 2012-LC4:
Class C, 5.5387% 12/10/44 (c)		94,000	97,462
Class D, 5.5387% 12/10/44 (b)(c)		972,530	894,668
Series 2013-CCRE6 Class E, 4.0837% 3/10/46 (b)(c)		25,243	21,864
Series 2013-CR10:
Class C, 4.7924% 8/10/46 (b)(c)		175,000	180,725
Class D, 4.7924% 8/10/46 (b)(c)		825,000	800,673
Series 2013-CR12 Class D, 5.0852% 10/10/46 (b)(c)		655,000	582,188
Series 2013-CR6:
Class D, 4.0837% 3/10/46 (b)(c)		179,000	170,940
Class F, 4.0837% 3/10/46 (b)(c)		249,705	180,973
Series 2013-CR9 Class C, 4.2563% 7/10/45 (b)(c)		190,538	188,299
Series 2013-LC6 Class D, 4.263% 1/10/46 (b)(c)		909,000	892,965
Series 2014-CR15 Class D, 4.7361% 2/10/47 (b)(c)		173,000	175,617
Series 2014-CR19 Class XA, 1.1684% 8/10/47 (c)(k)		55,022,003	2,152,312
Series 2014-CR20 Class XA, 1.1177% 11/10/47 (c)(k)		44,738,967	1,958,372
Series 2014-LC17 Class XA, 0.8865% 10/10/47 (c)(k)		37,770,245	1,036,956
Series 2014-UBS2 Class D, 5.002% 3/10/47 (b)(c)		542,000	488,609
Series 2014-UBS4 Class XA, 1.1704% 8/10/47 (c)(k)		39,288,590	1,679,996
Series 2014-UBS6 Class XA, 0.9432% 12/10/47 (c)(k)		52,423,314	2,046,737
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		845,000	779,180
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		175,000	173,582
Series 2015-DC1 Class XA, 1.1268% 2/10/48 (c)(k)		55,388,587	2,392,571
Series 2016-CD1 Class D, 2.7689% 8/10/49 (b)(c)		523,000	432,627
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		593,000	499,137
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5327% 5/10/43 (b)(c)		260,678	258,755
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		202,000	173,679
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		89,840	89,767
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0293% 11/10/49 (c)		352,000	346,728
Class D, 2.7793% 11/10/49 (c)		299,000	245,496
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8315% 8/15/45 (b)(c)		990,000	957,877
Class F, 4.25% 8/15/45 (b)		965,000	791,184
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		286,000	185,551
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		404,000	400,860
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		747,000	734,145
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		937,000	907,295
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		122,074	95,901
Credit Suisse Mortgage Trust:
floater Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 6.11% 1/15/34 (b)(c)(d)		363,000	366,391
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		7,384,000	7,652,513
Class B, 4.5349% 4/15/36 (b)		1,324,000	1,371,391
Class C, 4.6278% 4/15/36 (b)		1,523,000	1,564,646
Class D, 4.6278% 4/15/36 (b)		3,047,000	3,061,284
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		701,000	632,394
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(c)		588,000	571,114
Series 2017-CX9 Class D, 4.157% 9/15/50 (b)(c)		284,000	254,356
Series 2018-CX11 Class C, 4.793% 4/15/51 (c)		282,000	289,613
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		5,432,000	5,767,595
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.7388% 11/15/33 (b)(c)(d)		579,000	577,717
Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(c)		137,000	132,492
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(c)		255,000	247,824
Class E, 4.9345% 1/10/34 (b)(c)		818,000	769,767
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6983% 11/10/46 (b)(c)		1,166,000	1,199,524
Class F, 5.6983% 11/10/46 (b)(c)		1,162,000	1,173,896
Class G, 4.652% 11/10/46 (b)		1,241,000	1,143,601
Class XB, 0.3062% 11/10/46 (b)(c)(k)		7,592,000	46,040
Series 2011-LC3A Class D, 5.3381% 8/10/44 (b)(c)		529,000	546,138
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4924% 8/10/49 (c)		218,000	206,881
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		18,581,728	18,081,037
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5726% 12/25/43 (c)(k)		595,000	26,031
Series K012 Class X3, 2.2521% 1/25/41 (c)(k)		642,215	25,783
Series K013 Class X3, 2.8142% 1/25/43 (c)(k)		604,000	30,779
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28		1,452,000	1,492,491
Series K069 Class A2, 3.187% 9/25/27		6,750,000	6,746,055
Series K072 Class A2, 3.444% 12/25/27		1,633,000	1,660,494
Series K073 Class A2, 3.35% 1/25/28		18,582,000	18,746,845
Series K155:
Class A1, 3.75% 11/25/29		433,738	452,034
Class A2, 3.75% 11/25/32		6,533,000	6,713,327
Series K158 Class A2, 3.9% 12/25/30		5,700,000	5,850,138
Series 2018-K075 Class A2, 3.65% 2/25/28		13,617,000	14,049,344
Series K076 Class A2, 3.9% 4/25/28		8,093,000	8,507,930
Series K077 Class A2, 3.85% 5/25/28		12,625,000	13,215,402
Series K079 Class A2, 3.926% 6/25/28		10,281,000	10,843,714
Series K084 Class A2, 3.78% 10/25/28		5,300,000	5,517,427
Series K086 Class A2, 3.859% 11/25/28		8,600,000	9,016,887
Series K157 Class A2, 3.99% 5/25/33		8,427,000	8,816,643
Series KAIV Class X2, 3.6147% 6/25/41 (c)(k)		310,000	23,019
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51		2,686,000	2,812,633
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2067% 9/25/45 (b)(c)		659,000	677,133
Series 2011-K10 Class B, 4.6218% 11/25/49 (b)(c)		181,000	184,787
Series 2011-K11 Class B, 4.4163% 12/25/48 (b)(c)		272,000	277,496
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)		6,863,000	6,832,429
Class CFX, 3.3822% 12/15/34 (b)(c)		5,136,000	5,106,062
Class DFX, 3.3822% 12/15/34 (b)(c)		10,091,000	9,998,401
Class EFX, 3.3822% 12/15/34 (b)(c)		635,000	626,425
Class FFX, 3.3822% 12/15/34 (b)(c)		1,324,000	1,298,496
Class GFX, 3.3822% 12/15/34 (b)(c)		1,906,000	1,866,889
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class H, 6.75% 4/15/29 (c)		298,765	245,266
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		605,696	607,241
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.4311% 11/21/35 (b)(c)(d)		234,000	234,293
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		694,000	684,046
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.3501% 8/10/43 (b)(c)(k)		1,679,701	24,834
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.9388% 9/15/31 (b)(c)(d)		15,896,000	15,919,423
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5788% 10/15/31 (b)(c)(d)		5,713,000	5,723,744
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50		1,870,000	1,859,654
Series 2018-GS10 Class A5, 4.155% 7/10/51		1,740,000	1,816,203
Series 2010-C2:
Class D, 5.1811% 12/10/43 (b)(c)		495,000	508,166
Class XA, 0.0825% 12/10/43 (b)(c)(k)		1,121,789	2,324
Series 2011-GC3 Class D, 5.6371% 3/10/44 (b)(c)		178,000	184,315
Series 2011-GC5:
Class C, 5.3908% 8/10/44 (b)(c)		505,077	512,838
Class D, 5.3908% 8/10/44 (b)(c)		1,184,312	1,166,636
Class E, 5.3908% 8/10/44 (b)(c)		424,043	371,165
Class F, 4.5% 8/10/44 (b)		733,782	442,898
Series 2012-GC6:
Class D, 5.6516% 1/10/45 (b)(c)		1,025,000	1,035,793
Class E, 5% 1/10/45 (b)(c)		254,000	226,199
Series 2012-GC6I Class F, 5% 1/10/45 (c)		244,543	179,348
Series 2012-GCJ7:
Class C, 5.7032% 5/10/45 (c)		562,000	582,689
Class D, 5.7032% 5/10/45 (b)(c)		1,399,000	1,335,036
Class E, 5% 5/10/45 (b)		460,844	317,785
Class F, 5% 5/10/45 (b)		1,235,531	409,700
Series 2012-GCJ9:
Class D, 4.7464% 11/10/45 (b)(c)		1,059,000	1,053,799
Class E, 4.7464% 11/10/45 (b)(c)		510,000	467,650
Series 2013-GC10 Class D, 4.397% 2/10/46 (b)(c)		334,000	323,488
Series 2013-GC12:
Class D, 4.4503% 6/10/46 (b)(c)		138,482	129,485
Class XA, 1.4341% 6/10/46 (c)(k)		9,533,828	463,416
Series 2013-GC13 Class D, 4.0821% 7/10/46 (b)(c)		1,048,000	992,051
Series 2013-GC16:
Class C, 5.3106% 11/10/46 (c)		241,000	257,463
Class D, 5.3106% 11/10/46 (b)(c)		634,000	646,674
Class F, 3.5% 11/10/46 (b)		536,000	403,525
Series 2014-GC20 Class XA, 1.0639% 4/10/47 (c)(k)		51,223,407	1,934,124
Series 2015-GC34 Class XA, 1.3348% 10/10/48 (c)(k)		10,462,929	675,313
Series 2016-GS2:
Class C, 4.5282% 5/10/49 (c)		423,000	432,614
Class D, 2.753% 5/10/49 (b)		386,000	321,727
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,061,000	851,538
Series 2016-GS4 Class C, 3.8018% 11/10/49 (c)		264,000	251,011
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		670,000	670,627
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		1,785,000	1,775,957
Class F, 4.0667% 2/10/29 (b)(c)		915,000	905,874
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		656,000	532,066
Series 2018-GS9 Class D, 3% 3/10/51 (b)		476,000	370,444
Series 2019-GC38 Class D, 3% 2/10/52 (b)		249,000	208,949
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		998,000	921,653
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		804,000	822,369
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.6388% 6/15/34 (b)(c)(d)		334,000	332,147
Class FFL, 1 month U.S. LIBOR + 2.850% 5.3388% 6/15/34 (b)(c)(d)		153,000	151,975
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		592,000	592,133
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.7314% 7/17/37 (b)(c)(d)		657,000	642,559
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.6814% 1/17/38 (b)(c)(d)		435,000	423,540
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.4888% 6/15/35 (b)(c)(d)		38,000	38,071
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.0488% 4/15/47 (c)(k)		7,033,760	126,603
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		106,000	88,767
Series 2014-C26 Class D, 3.9091% 1/15/48 (b)(c)		416,000	376,135
Series 2015-C30 Class XA, 0.5671% 7/15/48 (c)(k)		27,368,818	771,916
Series 2015-C32 Class C, 4.6668% 11/15/48 (c)		1,083,000	1,098,671
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4421% 12/15/49 (b)(c)		696,000	586,652
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0931% 12/15/49 (c)		343,000	316,802
Class D, 3.0931% 12/15/49 (b)(c)		681,000	556,223
Series 2017-C7:
Class C, 4.1849% 10/15/50 (c)		198,000	196,414
Class D, 3% 10/15/50 (b)		331,000	268,824
Series 2018-C8 Class D, 3.2453% 6/15/51 (b)(c)		223,000	185,004
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		138,000	141,225
Class D, 7.4453% 12/5/27 (b)(c)		684,000	699,986
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)		91,000	93,051
Class D, 5.1909% 6/15/45 (b)(c)		481,000	477,602
Class E, 5.1909% 6/15/45 (b)(c)		617,000	576,995
Class F, 4% 6/15/45 (b)		615,000	494,262
Class G 4% 6/15/45 (b)		674,000	372,169
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		131,000	131,277
Series 2005-LDP2 Class F, 5.01% 7/15/42 (c)		72,088	72,968
Series 2011-C3:
Class E, 5.6605% 2/15/46 (b)(c)		637,000	621,645
Class G, 4.409% 2/15/46 (b)(c)		202,000	172,587
Class H, 4.409% 2/15/46 (b)(c)		453,000	354,459
Series 2011-C4:
Class E, 5.5355% 7/15/46 (b)(c)		761,000	789,636
Class H, 3.873% 7/15/46 (b)		428,000	398,431
Class NR, 3.873% 7/15/46 (b)		231,000	171,028
Series 2011-C5:
Class B. 5.3736% 8/15/46 (b)(c)		414,000	431,596
Class C, 5.3736% 8/15/46 (b)(c)		236,000	244,422
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		584,000	579,514
Class D, 4.1686% 4/15/46 (c)		903,000	781,920
Class F, 3.25% 4/15/46 (b)(c)		1,014,000	638,508
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		516,000	372,472
Class E, 3.8046% 6/10/27 (b)(c)		830,000	266,961
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		696,000	677,731
Series 2018-AON Class F, 4.6132% 7/5/31 (b)		409,000	394,174
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		1,323,000	1,380,697
Class DFX, 5.3503% 7/5/33 (b)		2,034,000	2,122,487
Class EFX, 5.5422% 7/5/33 (b)		2,783,000	2,892,156
Class XAFX, 1 month U.S. LIBOR + 0.000% 1.116% 7/5/33 (b)(c)(d)(k)		19,961,000	907,517
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		2,341	2,309
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		734,000	727,001
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		213,000	220,425
Class E, 4.6485% 2/10/36 (b)(c)		523,000	528,761
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.6012% 1/20/41 (b)(c)		163,000	162,422
Class E, 5.6012% 1/20/41 (b)(c)		254,000	239,137
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.6763% 5/12/39 (c)		153,369	154,155
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	386,479
Series 2012-C5 Class E, 4.6853% 8/15/45 (b)(c)		159,000	159,216
Series 2012-C6 Class D, 4.6094% 11/15/45 (b)(c)		811,000	821,314
Series 2013-C12 Class D, 4.7659% 10/15/46 (b)(c)		713,000	698,381
Series 2013-C13:
Class D, 4.9089% 11/15/46 (b)(c)		865,000	873,876
Class E, 4.9089% 11/15/46 (b)(c)		435,919	382,070
Series 2013-C7:
Class C, 4.1162% 2/15/46 (c)		175,000	177,113
Class D, 4.2322% 2/15/46 (b)(c)		730,000	673,190
Class E, 4.2322% 2/15/46 (b)(c)		213,000	172,790
Series 2013-C8 Class D, 4.0585% 12/15/48 (b)(c)		273,000	250,823
Series 2013-C9:
Class C, 4.0376% 5/15/46 (c)		502,000	499,720
Class D, 4.1256% 5/15/46 (b)(c)		938,000	887,848
Series 2014-C17 Class XA, 1.1893% 8/15/47 (c)(k)		61,615,714	2,176,569
Series 2015-C25 Class XA, 1.1156% 10/15/48 (c)(k)		16,997,649	918,131
Series 2016-C30:
Class C, 4.1273% 9/15/49 (c)		151,000	147,360
Class D, 3% 9/15/49 (b)		271,000	214,504
Series 2016-C31:
Class C, 4.3165% 11/15/49 (c)		343,000	340,097
Class D, 3% 11/15/49 (b)(c)		423,000	331,843
Series 2016-C32:
Class C, 4.2938% 12/15/49 (c)		236,000	231,931
Class D, 3.396% 12/15/49 (b)		546,000	454,757
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		520,000	428,061
Morgan Stanley Capital I Trust:
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51		5,080,000	5,395,209
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		23,302	20,262
Series 2011-C1:
Class D, 5.3749% 9/15/47 (b)(c)		1,124,000	1,165,533
Class E, 5.3749% 9/15/47 (b)(c)		293,000	303,951
Series 2011-C2:
Class D, 5.4847% 6/15/44 (b)(c)		977,000	982,482
Class E, 5.4847% 6/15/44 (b)(c)		498,000	483,066
Class F, 5.4847% 6/15/44 (b)(c)		407,000	354,727
Class XB, 0.5352% 6/15/44 (b)(c)(k)		3,267,000	36,982
Series 2011-C3:
Class D, 5.1539% 7/15/49 (b)(c)		1,176,000	1,176,559
Class E, 5.1539% 7/15/49 (b)(c)		666,000	651,523
Class F, 5.1539% 7/15/49 (b)(c)		182,000	171,080
Class G, 5.1539% 7/15/49 (b)(c)		613,000	548,760
Series 2012-C4 Class D, 5.4198% 3/15/45 (b)(c)		231,000	223,007
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		238,000	243,506
Class F, 4.295% 9/9/32 (b)(c)		401,000	398,762
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		521,000	512,336
Series 2015-MS1:
Class C, 4.0307% 5/15/48 (c)		266,000	264,362
Class D, 4.0307% 5/15/48 (b)(c)		751,000	686,357
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		485,000	406,358
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		798,000	664,295
Class D, 3.9077% 11/15/49 (c)		343,000	335,131
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 5.0888% 11/15/34 (b)(c)(d)		462,000	458,821
Series 2018-H4 Class A4, 4.31% 12/15/51		20,848,000	21,993,187
Series 2018-MP Class E, 4.276% 7/11/40 (b)		491,000	449,916
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6163% 7/15/33 (b)(c)		55,148	57,889
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.7388% 8/15/34 (b)(c)(d)		1,788,849	1,796,668
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.6388% 10/15/37 (b)(c)(d)		387,000	384,822
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)		6,165,712	6,033,456
Class B, 4.181% 11/15/34 (b)		2,601,850	2,561,460
Class C, 5.205% 11/15/34 (b)		1,819,850	1,811,483
Class D, 6.55% 11/15/34 (b)		1,111,800	1,105,555
Class E, 6.8087% 11/15/34 (b)		307,700	295,369
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		170,000	158,724
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 4.539% 12/15/33 (b)(c)(d)		415,000	415,519
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		58,641	59,041
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(c)		170,000	161,536
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/34 (b)(c)(d)		138,000	136,034
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 5.4888% 11/15/35 (b)(c)(d)		775,000	780,093
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		137,445	159,852
RETL floater Series 2018-RVP:
Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (b)(c)(d)		9,397,801	9,373,997
Class E, 1 month U.S. LIBOR + 4.500% 6.9888% 3/15/33 (b)(c)(d)		249,750	250,056
Class F, 1 month U.S. LIBOR + 6.000% 8.4888% 3/15/33 (b)(c)(d)		252,750	251,041
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4818% 8/15/39 (c)		11,652	11,679
Series 2007-C4 Class F, 5.4818% 8/15/39 (c)		603,000	590,940
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.1888% 2/15/35 (b)(c)(d)		177,000	176,889
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5436% 5/10/45 (b)(c)		747,000	741,904
Class E, 5% 5/10/45 (b)(c)		325,000	290,397
Class F, 5% 5/10/45 (b)(c)		418,000	312,231
Series 2017-C7 Class XA, 1.0685% 12/15/50 (c)(k)		30,807,876	2,121,415
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		201,000	190,521
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		352,000	327,385
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		471,000	461,542
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5694% 11/15/43 (b)(c)(k)		8,849,819	75,876
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		207,000	210,177
Class D, 4.7612% 10/15/45 (b)(c)		1,063,000	1,053,258
Class E, 4.7612% 10/15/45 (b)(c)		486,918	473,113
Series 2015-C31 Class XA, 1.0626% 11/15/48 (c)(k)		13,614,771	751,067
Series 2015-NXS4 Class E, 3.5985% 12/15/48 (b)(c)		353,000	293,639
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	233,664
Class D, 3% 8/15/49 (b)		266,000	223,325
Series 2016-C34 Class XA, 2.1537% 6/15/49 (c)(k)		12,269,041	1,255,875
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		953,000	748,802
Series 2016-LC25 Class C, 4.42% 12/15/59 (c)		328,000	327,808
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		733,000	604,842
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		810,000	650,526
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		326,000	274,517
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	218,580
Series 2018-C46 Class XA, 0.9491% 8/15/51 (c)(k)		26,912,313	1,659,491
Series 2018-C48 Class A5, 4.302% 1/15/52		15,622,000	16,467,911
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.2088% 6/15/46 (b)(c)(d)		11,149,791	11,164,294
sequential payer Series 2011-C4I Class G, 5% 6/15/44		203,000	128,308
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		131,000	134,086
Class D, 5.6829% 3/15/44 (b)(c)		517,000	464,517
Class E, 5% 3/15/44 (b)		409,000	222,713
Class F, 5% 3/15/44 (b)		418,000	117,345
Series 2011-C4:
Class D, 5.2308% 6/15/44 (b)(c)		258,000	256,845
Class E, 5.2308% 6/15/44 (b)(c)		183,000	178,641
Series 2011-C5:
Class C, 5.6722% 11/15/44 (b)(c)		100,000	104,529
Class D, 5.6722% 11/15/44 (b)(c)		655,000	676,169
Class E, 5.6722% 11/15/44 (b)(c)		927,000	933,832
Class F, 5.25% 11/15/44 (b)(c)		601,000	543,132
Class G, 5.25% 11/15/44 (b)(c)		205,000	174,483
Class XA, 1.734% 11/15/44 (b)(c)(k)		1,364,039	47,744
Series 2012-C6 Class D, 5.5823% 4/15/45 (b)(c)		381,000	392,513
Series 2012-C7:
Class C, 4.8207% 6/15/45 (c)		677,000	679,838
Class E, 4.8207% 6/15/45 (b)(c)		1,156,688	953,307
Class F, 4.5% 6/15/45 (b)		230,566	152,846
Class G, 4.5% 6/15/45 (b)		678,513	223,378
Series 2012-C8:
Class D, 4.8923% 8/15/45 (b)(c)		293,000	291,186
Class E, 4.8923% 8/15/45 (b)(c)		201,000	196,747
Series 2013-C11:
Class D, 4.2652% 3/15/45 (b)(c)		443,749	430,411
Class E, 4.2652% 3/15/45 (b)(c)		976,128	873,105
Series 2013-C13 Class D, 4.1326% 5/15/45 (b)(c)		321,000	316,509
Series 2013-C16 Class D, 5.0372% 9/15/46 (b)(c)		115,000	108,661
Series 2013-UBS1 Class D, 4.7417% 3/15/46 (b)(c)		455,375	445,224
Series 2014-C21 Class XA, 1.0687% 8/15/47 (c)(k)		36,770,863	1,514,220
Series 2014-C24 Class XA, 0.8715% 11/15/47 (c)(k)		11,931,682	423,046
Series 2014-LC14 Class XA, 1.2676% 3/15/47 (c)(k)		20,489,319	951,594
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.2091% 11/15/29 (b)(c)(d)		633,101	632,251
Class G, 1 month U.S. LIBOR + 3.020% 5.5088% 11/15/29 (b)(c)(d)		271,558	268,202
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(c)		198,000	183,324
Class F, 3.5955% 11/10/36 (b)(c)		1,082,000	952,531
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		289,000	234,234
Class PR2, 3.516% 6/5/35 (b)(c)		755,000	567,278
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $515,791,644)			521,382,754

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,354,685
7.5% 4/1/34		3,305,000	4,653,242
7.55% 4/1/39		6,805,000	9,994,844
Series 2010:
7.6% 11/1/40		5,160,000	7,709,866
7.625% 3/1/40		3,670,000	5,376,513
7.3% 10/1/39		10,015,000	14,035,021
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		595,000	602,408
Series 2010 C1, 7.781% 1/1/35		5,065,000	5,580,161
Series 2012 B, 5.432% 1/1/42		1,190,000	1,054,578
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		8,795,000	8,882,071
5.1% 6/1/33		22,880,000	21,701,451
Series 2010-1, 6.63% 2/1/35		4,335,000	4,622,020
Series 2010-3:
5.547% 4/1/19		120,000	120,235
6.725% 4/1/35		6,465,000	6,826,781
7.35% 7/1/35		2,965,000	3,290,676
Series 2010-5, 6.2% 7/1/21		1,776,000	1,831,447
Series 2011, 5.877% 3/1/19		28,255,000	28,255,000
TOTAL MUNICIPAL SECURITIES
(Cost $124,838,572)			125,890,999

Foreign Government and Government Agency Obligations - 1.3%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$528,000	$525,360
5.875% 6/11/25		278,000	274,453
5.875% 6/11/25 (b)		485,000	478,811
6.125% 1/31/22 (b)		4,913,000	4,986,685
6.2004% 3/1/24 (b)		410,000	416,139
7.5% 1/31/27 (b)		218,000	225,379
7.6003% 3/1/29 (b)		410,000	420,045
7.903% 2/21/48 (b)		459,000	448,334
8.5% 1/31/47 (b)		904,000	924,886
Argentine Republic:
5.625% 1/26/22		2,790,000	2,502,630
6.875% 4/22/21		7,654,000	7,259,896
7.5% 4/22/26		7,803,000	6,792,590
7.625% 4/22/46		1,185,000	948,000
Azerbaijan Republic 4.75% 3/18/24 (b)		365,000	372,691
Bahamian Republic 6% 11/21/28 (b)		212,000	217,830
Barbados Government:
7% 8/4/22 (b)(f)		553,000	309,680
7.25% 12/15/21 (b)(f)		33,000	18,480
Belarus Republic:
6.875% 2/28/23 (b)		2,009,000	2,092,615
7.625% 6/29/27 (b)		497,000	534,633
Bermuda Government 4.75% 2/15/29 (b)		665,000	693,263
Brazilian Federative Republic:
4.25% 1/7/25		3,631,000	3,656,417
5.625% 1/7/41		5,069,000	5,076,654
5.625% 2/21/47		461,000	452,476
8.25% 1/20/34		2,876,000	3,652,520
Buenos Aires Province:
9.95% 6/9/21 (b)		1,740,621	1,689,621
10.875% 1/26/21 (b)		913,333	920,731
10.875% 1/26/21 (Reg. S)		3,524,667	3,553,216
Cameroon Republic 9.5% 11/19/25 (b)		1,364,000	1,466,300
City of Buenos Aires 8.95% 2/19/21 (b)		477,040	480,045
Colombian Republic:
7.375% 9/18/37		443,000	556,412
10.375% 1/28/33		651,000	983,010
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		301,000	300,611
5.75% 4/18/23 (b)		294,000	285,272
6.25% 10/4/20 (b)		846,000	848,209
Dominican Republic:
5.95% 1/25/27 (b)		414,000	429,111
6% 7/19/28 (b)		379,000	392,265
6.6% 1/28/24 (b)		427,000	454,755
6.85% 1/27/45 (b)		407,000	423,280
6.875% 1/29/26 (b)		603,000	653,501
7.45% 4/30/44 (b)		531,000	584,764
Ecuador Republic:
8.875% 10/23/27 (b)		697,000	696,094
9.65% 12/13/26 (b)		363,000	378,137
10.75% 1/31/29 (b)		420,000	458,514
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		180,000	174,037
7.375% 12/1/19 (b)		2,038,000	2,053,795
7.75% 1/24/23 (b)		507,000	534,733
Gabonese Republic 6.375% 12/12/24 (b)		379,201	365,519
Georgia Republic 6.875% 4/12/21 (b)		300,000	315,802
Ghana Republic 7.875% 8/7/23 (b)		380,000	396,587
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	4,826,379
7.75% 1/17/38 (b)		1,032,000	1,372,141
8.5% 10/12/35 (b)		25,000	34,834
8.5% 10/12/35 (Reg. S)		1,170,000	1,630,237
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		1,042,000	1,043,511
7.25% 4/15/19 (b)		2,963,000	2,956,185
8.25% 4/15/24 (b)		249,000	262,122
Italian Republic 4.25% 9/1/19	EUR	5,150,000	5,978,973
Ivory Coast 5.75% 12/31/32		758,390	717,755
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		852,000	830,582
4.375% 4/16/29 (b)		940,000	958,781
Lebanese Republic:
5.45% 11/28/19		1,629,000	1,601,991
5.5% 4/23/19		1,519,000	1,510,889
5.8% 4/14/20		666,000	638,541
6% 5/20/19		2,804,000	2,791,124
6.15% 6/19/20		425,000	407,730
6.375% 3/9/20		819,000	797,010
Ministry of Finance of the Russian Federation:
5.25% 6/23/47 (b)		2,200,000	2,181,133
5.625% 4/4/42 (b)		600,000	646,790
5.875% 9/16/43 (b)		400,000	446,000
12.75% 6/24/28 (Reg. S)		1,337,000	2,137,529
Mongolian People's Republic 8.75% 3/9/24 (b)		728,000	819,785
Moroccan Kingdom 4.25% 12/11/22 (b)		1,255,000	1,272,379
Panamanian Republic 9.375% 4/1/29		82,000	117,350
Peruvian Republic 4% 3/7/27 (q)		494,000	493,991
Province of Santa Fe 7% 3/23/23 (b)		2,051,000	1,787,447
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,683,000	3,382,872
7.45% 9/1/24 (b)		697,000	589,314
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		156,500	156,891
Republic of Armenia:
6% 9/30/20 (b)		786,000	805,650
7.15% 3/26/25 (b)		281,000	308,853
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		4,299,000	4,153,694
6.752% 3/9/23 (b)		282,000	286,258
Republic of Kenya 6.875% 6/24/24 (b)		250,000	256,625
Republic of Nigeria 6.375% 7/12/23 (b)		975,000	1,003,061
Republic of Paraguay 5.4% 3/30/50 (b)		420,000	425,964
Republic of Serbia 7.25% 9/28/21 (b)		380,000	411,105
Rwanda Republic 6.625% 5/2/23 (b)		337,000	344,650
State of Qatar:
3.875% 4/23/23 (b)		746,000	763,694
4.5% 4/23/28 (b)		2,491,000	2,631,119
9.75% 6/15/30 (b)		523,000	796,075
Sultanate of Oman:
3.875% 3/8/22 (b)		1,230,000	1,191,919
4.125% 1/17/23 (b)		175,000	168,176
6.75% 1/17/48 (b)		526,000	474,815
Turkish Republic:
5.125% 3/25/22		740,000	730,176
5.625% 3/30/21		907,000	914,710
5.75% 5/11/47		327,000	271,410
6% 3/25/27		321,000	307,126
6.25% 9/26/22		5,925,000	6,013,069
6.75% 5/30/40		445,000	419,208
6.875% 3/17/36		651,000	624,960
7% 3/11/19		1,172,000	1,172,551
7% 6/5/20		1,508,000	1,548,372
7.25% 12/23/23		1,536,000	1,601,142
7.25% 3/5/38		277,000	275,549
7.375% 2/5/25		963,000	1,007,298
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		325,000	320,892
Ukraine Government:
7.75% 9/1/19 (b)		2,452,000	2,455,114
7.75% 9/1/20 (b)		3,500,000	3,470,670
7.75% 9/1/21 (b)		6,049,000	5,943,143
7.75% 9/1/22 (b)		3,530,000	3,432,925
7.75% 9/1/27 (b)		325,000	297,349
United Kingdom, Great Britain and Northern Ireland:
1.625% 10/22/28	GBP	200,000	272,777
1.75% 9/7/37	GBP	606,009	802,447
4.25% 3/7/36	GBP	397,408	726,294
4.25% 12/7/49	GBP	1,775,283	3,706,897
United Mexican States:
4.5% 4/22/29		735,000	739,785
6.05% 1/11/40		875,000	965,571
Uruguay Republic:
4.375% 1/23/31		435,000	443,483
7.875% 1/15/33 pay-in-kind		188,724	256,004
Venezuelan Republic:
9.25% 9/15/27 (f)		4,549,000	1,410,190
11.95% 8/5/31 (Reg. S) (f)		938,300	286,182
12.75% 8/23/22 (f)		199,600	60,379
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (c)(d)		71,000	71,184
5.5% 3/12/28		2,366,400	2,330,542
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $158,417,073)			161,964,111
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (l)		1,953	1,016
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (r)		55,600	183,480
Forbes Energy Services Ltd. rights 12/31/99 (l)(r)		5,560	0
			183,480
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		11,400	974,928
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.		6,000	175,680

TOTAL MATERIALS			1,150,608

TOTAL COMMON STOCKS
(Cost $1,465,698)			1,335,104

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		6,925	259,688
RLJ Lodging Trust Series A, 1.95%		11,325	284,484
			544,172
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		7,400	187,146
MFA Financial, Inc. Series B, 7.50%		13,700	339,279
			526,425
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	381,544
Boston Properties, Inc. 5.25%		6,350	156,337
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	22,924
Series C, 6.50%		14,300	291,005
DDR Corp. Series K, 6.25%		11,650	295,095
National Storage Affiliates Trust Series A, 6.00%		6,925	167,585
PS Business Parks, Inc. Series W, 5.20%		8,025	184,146
Public Storage Series F, 5.15%		21,800	519,930
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	404,036
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	234,906
Taubman Centers, Inc. Series J, 6.50%		7,900	200,621
			2,858,129

TOTAL NONCONVERTIBLE PREFERRED STOCKS			3,384,554

TOTAL PREFERRED STOCKS
(Cost $3,736,570)			3,928,726
		Principal Amount(a)	Value

Bank Loan Obligations - 5.1%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.25% 3/31/21 (c)(d)		3,325,800	3,275,913
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (c)(d)		12,162,111	11,706,032
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7311% 2/22/24 (c)(d)		4,284,000	4,264,122
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 2/2/26 (c)(d)		2,722,000	2,708,771
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.993% 11/1/24 (c)(d)		1,437,370	1,428,387
3 month U.S. LIBOR + 8.250% 10.743% 11/1/25 (c)(d)		544,000	529,492
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 7/31/25 (c)(d)		2,884,130	2,763,717
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1763% 1/31/26 (c)(d)		623,422	602,381
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 8/14/26 (c)(d)		1,448,370	1,406,729
			28,685,544
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 12/15/23 (c)(d)		623,410	618,927
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 12/15/22 (c)(d)		702,186	697,446
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.3853% 7/8/22 (c)(d)		1,273,767	1,193,099
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9207% 7/8/23 (c)(d)		169,000	152,382
			2,661,854
Media - 0.3%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 9/26/21 (c)(d)		627,739	314,353
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.2311% 1/31/26 (c)(d)		1,465,290	1,421,332
3 month U.S. LIBOR + 2.750% 5.2388% 7/15/25 (c)(d)		534,640	516,596
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.24% 5/1/24 (c)(d)		365,073	363,248
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 11/18/24 (c)(d)		1,762,354	1,751,340
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7399% 6/7/23 (c)(d)		2,199,124	2,026,625
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/30/25 (c)(d)		8,428,030	8,400,218
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (d)(f)		741,000	516,536
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9888% 1/25/26 (c)(d)		1,607,950	1,597,900
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 1/15/26 (c)(d)		726,000	716,199
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5905% 4/6/27 (c)(d)		1,000,000	998,250
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 5/29/21 (c)(d)		1,642,744	1,552,393
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 12/18/20 (c)(d)		656,538	654,076
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/16/25 (c)(d)		767,068	764,514
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 5/4/22 (c)(d)		1,841,828	1,693,451
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/19/25 (c)(d)		325,000	324,457
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 10/19/26 (c)(d)		272,000	264,860
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.5169% 10/4/23 (c)(d)		1,000,000	993,760
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/24/21 (c)(d)		1,399,286	1,393,451
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/24/22 (c)(d)		2,668,070	2,662,734
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7311% 8/19/23 (c)(d)		5,772,285	5,671,270
			34,597,563
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2291% 11/27/23 (c)(d)		11,295,000	11,283,366
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.9791% 1/2/24 (c)(d)		1,270,000	1,286,929
Tranche B-5, term loan 6.625% 1/2/24		1,718,000	1,735,180
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 4/11/25 (c)(d)		1,128,165	1,116,624
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 2/2/24 (c)(d)		1,000,000	987,500
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/3/24 (c)(d)		630,396	621,728
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4888% 3/9/23 (c)(d)		1,620,917	1,529,335
			18,560,662

TOTAL COMMUNICATION SERVICES			84,505,623

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 11/27/20 (c)(d)		1,622,735	1,476,689
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.803% 11/27/21 (c)(d)		579,000	472,609
			1,949,298
Automobiles - 0.0%
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.9927% 4/18/23 (c)(d)		881,762	886,171
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0091% 4/30/25 (c)(d)		1,083,555	929,148
Diversified Consumer Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/12/24 (c)(d)		930,000	920,700
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 11/7/23 (c)(d)		537,632	532,594
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8% 7/3/20 (c)(d)		881,000	826,669
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/16/25 (c)(d)		533,663	531,330
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (c)(d)		363,000	359,370
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 2/21/25 (c)(d)		2,703,010	2,678,683
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 4/26/24 (c)(d)		5,337,950	5,339,978
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8157% 3/13/25 (c)(d)		802,977	796,706
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 1/23/25 (c)(d)		502,734	496,867
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (c)(d)		4,392,296	4,344,244
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.8961% 7/30/25 (c)(d)		975,000	962,813
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/14/22 (c)(d)		1,707,576	1,639,273
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.498% 5/14/23 (c)(d)		131,000	125,760
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.56% 11/29/24 (c)(d)		2,758,701	2,671,333
			22,226,320
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 7/1/23 (c)(d)		681,184	660,749
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2591% 2/1/26 (c)(d)		670,000	668,747
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 7/31/24 (c)(d)		1,226,902	1,221,786
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.993% 2/15/24 (c)(d)		642,390	640,251
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/11/25 (c)(d)		1,946,000	1,936,270
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.5258% 10/19/24 (c)(d)		1,391,000	1,379,775
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.6639% 9/15/23 (c)(d)		741,960	737,493
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/17/24 (c)(d)		4,624,739	4,585,475
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 12/22/24 (c)(d)		9,529,461	9,493,725
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 2/14/21 (c)(d)		1,082,160	1,054,521
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/18/24 (c)(d)		1,231,873	1,222,388
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/1/24 (c)(d)		5,235,000	5,115,590
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.8678% 4/17/24 (c)(d)		1,164,000	1,153,454
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 9/8/24 (c)(d)		341,000	342,136
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/8/24 (c)(d)		1,540,101	1,529,320
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/30/23 (c)(d)		1,068,616	1,060,773
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/18/25 (c)(d)		440,892	437,586
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 11/30/23 (c)(d)		2,307,115	2,294,610
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 3/15/24 (c)(d)		1,086,264	1,083,885
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.803% 3/13/25 (c)(d)		1,054,351	1,048,088
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.5% 10/20/24 (c)(d)		3,808,383	3,779,820
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (c)(d)		980,000	955,500
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2411% 10/4/23 (c)(d)		5,798,960	5,769,966
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 4/25/24 (c)(d)		396,992	396,329
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.2399% 10/25/23 (c)(d)		1,646,634	1,645,201
K-Mac Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7399% 3/16/25 (c)(d)		212,465	209,344
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2314% 4/3/25 (c)(d)		1,064,319	1,057,933
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/27/25 (c)(d)		1,801,462	1,787,951
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3785% 6/10/22 (c)(d)		1,939,104	1,927,682
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 8/31/25 (c)(d)		1,206,000	1,201,478
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4989% 10/14/23 (c)(d)		493,707	471,900
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8405% 10/15/25 (c)(d)		1,089,000	1,083,555
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 2/7/26 (d)(s)		1,375,000	1,363,546
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 4/27/24 (c)(d)		168,573	164,640
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.743% 7/28/21 (c)(d)		855,766	847,208
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/1/25 (c)(d)		290,000	289,820
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.993% 10/1/26 (c)(d)		181,000	180,095
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.78% 5/11/24 (c)(d)		403,972	401,827
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.3123% 8/14/24 (c)(d)		6,583,935	6,521,651
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 3/31/24 (c)(d)		731,140	724,223
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 7/6/24 (c)(d)		895,732	891,997
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (c)(d)		4,402,280	4,400,783
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 6/8/23 (c)(d)		2,152,432	2,141,326
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.743% 2/1/25 (c)(d)		619,440	612,861
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 5/30/25 (c)(d)		1,430,415	1,422,662
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 12/31/21 (c)(d)		922,000	894,340
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 10/30/24 (c)(d)		272,000	268,203
			79,078,463
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 9/25/24 (c)(d)		17,266,881	17,209,383
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/19/23 (c)(d)		1,384,832	1,365,361
			18,574,744
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0138% 12/14/25 (c)(d)		805,000	807,520
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.3216% 12/21/25 (c)(d)		1,000,000	985,000
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 12/15/24 (c)(d)		1,796,468	1,781,126
			3,573,646
Media - 0.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/15/25 (c)(d)		1,089,000	1,091,723
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/28/25 (c)(d)		3,561,868	3,535,902
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.42% 1/15/25 (c)(d)		297,247	295,110
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 7/17/25 (c)(d)		2,795,886	2,757,946
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9888% 1/15/26 (c)(d)		1,815,000	1,801,406
			9,482,087
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4929% 6/15/23 (c)(d)		476,781	461,881
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5106% 7/2/22 (c)(d)		1,838,868	1,273,416
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 2/14/24 (d)(s)		1,000,000	950,000
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 11/17/24 (c)(d)		1,333,000	1,326,335
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 10.29% 7/18/23 (c)(d)(l)		25,684	25,684
3 month U.S. LIBOR + 8.000% 10.79% 1/18/24 (c)(d)(l)		102,735	102,735
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 5% 8/19/22 (c)(d)		1,116,714	1,112,995
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9944% 1/26/23 (c)(d)		1,324,185	1,031,394
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.52% 3/11/22 (c)(d)		915,245	779,203
			7,063,643

TOTAL CONSUMER DISCRETIONARY			143,763,520

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.542% 12/16/23 (c)(d)		711,186	709,408
Food & Staples Retailing - 0.2%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2638% 10/1/26 (c)(d)		98,000	97,265
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2638% 10/1/25 (c)(d)		289,000	289,361
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.553% 12/6/24 (c)(d)		803,029	791,987
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 10/29/25 (c)(d)		1,500,000	1,488,510
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.8216% 12/21/22 (c)(d)		1,878,233	1,871,772
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7665% 5/31/24 (c)(d)		3,249,835	3,117,144
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4979% 2/3/24 (c)(d)		3,225,790	3,214,371
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (c)(d)		996,078	969,313
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 10/22/26 (c)(d)		181,000	177,380
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.553% 10/22/25 (c)(d)		891,000	884,318
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.2444% 11/20/25 (c)(d)		984,538	937,772
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 6/30/22 (c)(d)		1,038,209	1,001,872
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.743% 6/30/21 (c)(d)		1,184,242	1,173,382
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.1289% 11/15/22 (c)(d)		2,319,000	2,203,050
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 6/27/23 (c)(d)		1,238,824	1,230,771
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 1/18/26 (d)(l)(s)		445,000	444,444
			19,892,712
Food Products - 0.0%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.993% 10/7/23 (c)(d)		1,550,049	1,503,160
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8922% 8/3/22 (c)(d)		379,043	373,168
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2557% 10/30/22 (c)(d)		4,311,030	4,297,580
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.49% 5/24/24 (c)(d)		1,178,000	1,173,088
			7,346,996
Personal Products - 0.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7626% 4/5/25 (c)(d)		651,363	635,490
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.493% 1/26/24 (c)(d)		456,119	453,556
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4888% 6/15/25 (c)(d)		434,907	396,309
			1,485,355

TOTAL CONSUMER STAPLES			29,434,471

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (c)(d)		1,270,000	1,227,138
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4823% 5/21/25 (c)(d)		1,127,168	1,079,973
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.243% 4/16/21 (c)(d)		156,865	156,424
			2,463,535
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.993% 5/18/23 (c)(d)		2,026,491	1,965,696
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (c)(d)		1,597,655	1,524,099
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.868% 12/31/21 (c)(d)		3,034,000	3,180,026
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.243% 12/31/22 (c)(d)		5,248,000	5,160,516
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/29/21 (c)(d)		2,690,763	2,623,494
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9938% 5/7/25 (c)(d)		1,805,464	1,746,786
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.75% 3/13/25 (c)(d)		1,201,862	1,185,841
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.8134% 2/6/25 (c)(d)		168,576	164,046
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 2/21/26 (d)(s)		2,000,000	1,975,000
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7% 1/31/24 (c)(d)		715,000	717,982
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.3789% 3/28/22 (c)(d)		670,000	658,275
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.4899% 3/1/24 (c)(d)		1,964,000	1,557,707
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7314% 7/18/25 (c)(d)		3,507,331	3,467,873
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/26/25 (c)(d)		1,986,010	1,978,562
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.493% 2/15/24 (c)(d)		1,021,401	971,394
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/30/24 (c)(d)		882,771	856,844
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.553% 12/19/20 (c)(d)		1,985,179	1,926,875
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (c)(d)		1,000,000	1,000,000
			32,661,016

TOTAL ENERGY			35,124,551

FINANCIALS - 0.5%
Capital Markets - 0.1%
Abe Investment Holdings, Inc./Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0625% 2/12/26 (c)(d)		875,000	872,541
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 10/22/24 (c)(d)		1,765,000	1,747,350
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5% 4/27/24 (c)(d)		1,088,238	1,074,864
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (c)(d)		1,134,279	1,124,354
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.398% 9/29/24 (c)(d)		266,326	262,331
			5,081,440
Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4804% 1/15/25 (c)(d)		5,261,831	5,255,780
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2444% 10/31/24 (c)(d)		1,232,902	1,232,643
Citadel Securities LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 2/22/26 (d)(l)(s)		1,500,000	1,503,750
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/13/25 (d)(s)		290,000	289,275
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/6/23 (c)(d)		1,495,000	1,493,774
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/1/25 (c)(d)		3,266,000	3,214,103
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 12/27/22 (c)(d)		1,025,534	1,017,525
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.553% 10/30/22 (c)(d)		1,351,000	1,349,325
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 7/3/24 (c)(d)		504,732	502,339
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 8/3/25 (c)(d)		542,640	540,947
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 3/29/25 (c)(d)		502,734	498,023
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.99% 7/3/24 (c)(d)		358,103	355,642
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 3/24/25 (c)(d)		720,186	716,138
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 6/30/24 (c)(d)		629,415	613,679
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.303% 2/10/24 (c)(d)		980,505	863,335
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9814% 11/16/25 (c)(d)		3,000,000	2,994,990
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 6/19/25 (c)(d)		722,185	717,672
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 4/9/23 (c)(d)		1,699,922	1,690,811
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 8/18/23 (c)(d)		1,063,281	1,062,951
			25,912,702
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 11/22/23 (c)(d)		1,564,040	1,564,040
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2314% 5/10/25 (c)(d)		1,951,098	1,926,963
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2484% 1/25/24 (c)(d)		1,075,257	1,068,924
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 11/3/23 (c)(d)		2,651,103	2,648,743
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 11/3/24 (c)(d)		2,182,516	2,181,163
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.493% 8/4/22 (c)(d)		5,339,109	5,335,319
3 month U.S. LIBOR + 6.500% 8.993% 8/4/25 (c)(d)		4,779,000	4,849,681
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (c)(d)		5,180,256	5,126,692
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (c)(d)		2,020,884	2,000,675
			26,702,200
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/23/25 (c)(d)		1,719,579	1,709,142
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4899% 12/5/20 (c)(d)		329,048	328,844

TOTAL FINANCIALS			59,734,328

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 6/22/24 (c)(d)		1,918,842	1,888,870
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.752% 6/30/25 (c)(d)		3,170,904	3,136,278
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (c)(d)		4,750,000	4,720,313
			9,745,461
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0138% 11/1/25 (c)(d)		500,000	499,375
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.8789% 1/27/21 (c)(d)		2,186,969	2,172,207
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.25% 2/6/26 (c)(d)		272,000	268,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 2/6/25 (c)(d)		440,889	433,452
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/13/25 (c)(d)		1,080,279	1,079,901
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/18/23(c)(d)		2,370,030	2,367,921
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.553% 6/7/23 (c)(d)		735,000	726,915
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.0625% 2/22/24 (c)(d)		767,068	694,196
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 8/31/24 (c)(d)		1,500,000	1,461,870
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 6/23/24 (c)(d)		840,866	837,082
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.053% 12/31/22 (c)(d)		2,348,946	2,344,741
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 12/1/24 (c)(d)		898,730	884,351
			13,770,611
Health Care Technology - 0.0%
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 10/21/23 (c)(d)		867,786	861,642
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 9/27/24 (c)(d)		1,452,323	1,408,754
Pharmaceuticals - 0.1%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 8/18/25 (c)(d)		1,137,150	1,137,150
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1413% 8/18/22 (c)(d)		51,000	51,000
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.493% 11/25/20 (c)(d)		78,473	75,334
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.868% 11/25/22 (c)(d)		3,147,396	2,890,348
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/2/25 (c)(d)		765,083	747,394
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 3/27/23 (c)(d)		2,115,155	2,110,755
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 5.2623% 11/27/25 (c)(d)		1,443,750	1,439,058
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5123% 6/1/25 (c)(d)		5,269,046	5,271,681
			13,722,720

TOTAL HEALTH CARE			39,509,188

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.993% 5/30/25 (c)(d)		1,072,299	1,056,215
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.993% 6/9/23 (c)(d)		4,307,186	4,252,872
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.993% 8/22/24 (c)(d)		1,430,388	1,409,576
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 2/28/21 (c)(d)		726,000	712,388
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5094% 4/30/25 (c)(d)		904,733	900,960
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.51% 4/30/26 (c)(d)		181,000	178,964
			8,510,975
Air Freight & Logistics - 0.1%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (d)(s)		1,323,462	1,326,611
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (d)(s)		711,538	713,232
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9814% 10/18/20 (c)(d)		372,000	367,119
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2311% 10/5/24 (c)(d)		673,304	669,096
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 2/23/25 (c)(d)		535,000	529,784
			3,605,842
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 6/1/25 (c)(d)		1,360,148	1,318,215
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.243% 10/17/23 (c)(d)		362,093	360,282
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.803% 12/14/24 (c)(d)		428,917	421,591
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 5/31/25 (c)(d)		920,687	888,923
			2,989,011
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9565% 6/21/24 (c)(d)		3,243,767	3,163,192
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 3/29/25 (c)(d)		1,775,786	1,768,239
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.553% 11/3/23 (c)(d)		1,662,029	1,570,618
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.7215% 8/1/24 (c)(d)		286,549	283,921
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.3125% 3/9/23 (c)(d)		400,922	399,920
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (c)(d)		6,155,887	6,044,342
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.9944% 6/1/22 (c)(d)		265,299	265,963
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 5/2/22 (c)(d)		1,259,803	1,255,607
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.206% 12/8/23 (c)(d)		888,733	750,979
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/29/25 (c)(d)		871,000	861,567
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5% 8/15/25 (c)(d)		722,185	719,932
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 10/3/23 (c)(d)		1,325,573	1,320,138
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 9/26/24 (c)(d)		465,821	402,469
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 2/8/26 (c)(d)		316,000	309,854
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.493% 12/20/24 (c)(d)		1,542,992	1,541,064
			20,657,805
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.243% 3/13/25 (c)(d)		673,149	663,893
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.81% 7/2/25 (c)(d)		812,957	809,909
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 3/23/25 (c)(d)		474,389	474,095
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5469% 4/12/25 (c)(d)		775,053	752,770
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (c)(d)		975,555	974,638
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 5/21/22 (c)(d)		1,141,034	1,138,182
			4,813,487
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6289% 11/30/23 (c)(d)		1,557,000	1,506,398
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.493% 10/1/25 (c)(d)		961,970	950,744
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.1622% 5/9/25 (c)(d)		389,671	389,184
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.7489% 11/15/26 (c)(d)		160,000	157,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 11/15/25 (c)(d)		530,000	523,046
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 3/31/24 (c)(d)		1,140,644	1,136,367
			3,156,541
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (c)(d)		1,740,290	1,740,290
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.78% 9/14/20 (c)(d)		993,392	984,700
			2,724,990
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 4/4/24 (c)(d)		1,203,937	1,201,143
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 1/15/26 (d)(s)		710,000	712,485
			1,913,628
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/30/23 (c)(d)		1,198,773	1,182,889
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8007% 9/11/24 (c)(d)		160,000	145,600
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5507% 9/11/23 (c)(d)		1,080,279	1,057,323
			2,385,812
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5716% 11/21/24 (c)(d)		1,339,447	1,341,845
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.7% 2/9/23 (c)(d)		1,213,208	1,198,043
			2,539,888
Transportation Infrastructure - 0.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.24% 7/7/22 (c)(d)		1,174,964	1,176,433

TOTAL INDUSTRIALS			55,980,810

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/10/25 (c)(d)		1,384,530	1,311,981
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/7/26 (d)(s)		3,570,000	3,578,925
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/1/24 (c)(d)		4,645,180	4,616,891
			9,507,797
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 2/28/25 (c)(d)		2,247,558	2,255,042
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/1/25 (c)(d)		1,413,440	1,385,171
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2489% 2/1/26 (c)(d)		158,000	151,680
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.7789% 1/31/24 (c)(d)		280,285	280,635
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.743% 3/8/26 (c)(d)		129,000	123,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 3/8/25 (c)(d)		443,885	424,465
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.303% 12/2/24 (c)(d)		705,219	701,256
3 month U.S. LIBOR + 7.500% 10.3076% 12/1/25 (c)(d)		272,000	270,414
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 2/15/24 (c)(d)		2,888,814	2,881,592
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/1/22 (c)(d)		783,000	782,225
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.81% 12/3/25 (c)(d)		500,000	497,500
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0091% 9/28/24 (c)(d)		2,443,227	2,402,498
			12,156,318
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 10/19/23 (c)(d)		1,764,926	1,753,154
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.243% 9/29/24 (c)(d)		2,632,507	2,636,614
3 month U.S. LIBOR + 8.500% 10.993% 9/29/25 (c)(d)		1,005,500	1,016,812
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.9885% 8/1/25 (c)(d)		833,000	822,588
			6,229,168
IT Services - 0.2%
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.3878% 2/9/23 (c)(d)		1,761,735	1,754,248
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4899% 7/10/22 (c)(d)		6,824,478	6,815,402
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 4/22/23 (c)(d)		443,871	440,728
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 5/31/25 (c)(d)		1,878,278	1,796,517
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 12/31/25 (c)(d)		930,000	925,025
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 5/1/24 (c)(d)		1,920,127	1,917,342
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.2117% 8/9/24 (c)(d)		1,350,598	1,340,306
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.993% 8/27/25 (c)(d)		1,948,118	1,950,553
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/24/26 (d)(s)		2,345,000	2,350,136
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2669% 10/11/26 (c)(d)		505,143	495,040
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2669% 10/11/25 (c)(d)		1,331,000	1,321,018
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 7/1/23 (c)(d)		1,148,056	1,141,604
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 12/7/23 (c)(d)		693,802	685,420
			22,933,339
Multi Inds Software & Services - 0.0%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.493% 4/19/25 (c)(d)		362,090	358,922
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 11/15/25 (c)(d)		1,140,000	1,135,725
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 5/29/25 (c)(d)		1,296,832	1,290,996
			2,426,721
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (c)(d)		2,333,000	2,291,193
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (c)(d)		4,457,519	4,408,888
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 12.31% 12/20/23 (c)(d)		249,000	249,416
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.06% 12/20/22 (c)(d)		321,556	321,421
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (c)(d)		1,400,000	1,390,718
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.0013% 9/5/25 (c)(d)		724,185	715,133
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 4/30/25 (c)(d)		1,266,825	1,262,873
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 8/23/25 (c)(d)		546,000	547,709
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 11/29/24 (c)(d)		900,731	887,220
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.493% 10/31/24 (c)(d)		3,319,680	3,294,782
3 month U.S. LIBOR + 8.000% 10.493% 10/31/25 (c)(d)		776,200	750,974
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 8/23/26 (c)(d)		79,324	78,927
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 8/23/25 (c)(d)		987,000	981,650
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9814% 8/14/25 (c)(d)		700,000	683,375
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 6/1/22 (c)(d)		1,740,965	1,725,017
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.73% 12/22/23 (c)(d)		891,754	888,784
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 7/7/25 (c)(d)		69,000	68,586
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 7/1/24 (c)(d)		568,575	569,286
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.6336% 11/21/24 (c)(d)		1,605,510	1,521,221
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (c)(d)		2,849,000	2,897,319
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.7363% 11/1/23 (c)(d)		4,947,937	4,925,671
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.77% 1/20/24 (c)(d)		1,868,508	1,852,159
3 month U.S. LIBOR + 9.000% 11.52% 1/20/25 (c)(d)		363,000	347,936
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 11/20/21 (c)(d)		172,131	170,225
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (c)(d)		5,822,234	5,756,734
3 month U.S. LIBOR + 2.500% 4.993% 6/21/24 (c)(d)		867,431	857,672
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2399% 9/15/24 (c)(d)		717,184	712,408
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.5% 9/4/26 (c)(d)		100,000	97,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.75% 9/4/25 (c)(d)		410,970	403,392
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.743% 5/31/25 (c)(d)		1,172,055	1,143,246
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.493% 5/31/26 (c)(d)		511,000	465,010
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 3/3/23 (c)(d)		1,756,485	1,743,311
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 6.053% 9/30/22 (c)(d)		2,658,531	2,649,386
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 7/8/22 (c)(d)		535,626	533,617
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (c)(d)		4,161,503	4,141,985
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (c)(d)		1,593,976	1,586,500
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 4/16/25 (c)(d)		2,034,870	2,025,326
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.303% 9/30/23 (c)(d)		954,603	953,008
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.01% 12/4/20 (c)(d)		277,580	277,061
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.9814% 7/13/23 (c)(d)		806,936	803,152
3 month U.S. LIBOR + 4.000% 6.5169% 4/4/25 (c)(d)		2,622,411	2,622,411
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (c)(d)		2,359,000	2,329,513
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 7/2/26 (c)(d)		817,000	806,109
			62,738,074
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 9/7/23 (c)(d)		576,083	573,842

TOTAL INFORMATION TECHNOLOGY			116,924,181

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 3/21/25 (c)(d)		1,308,962	1,303,242
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.993% 11/18/23 (c)(d)		647,349	635,211
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5791% 3/28/25 (c)(d)		491,761	489,917
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 3/28/26 (c)(d)		272,000	269,280
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.993% 3/8/25 (c)(d)		674,000	668,103
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 1/31/26 (c)(d)		750,000	747,660
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (d)(s)		1,815,000	1,801,388
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.803% 3/13/25 (c)(d)		900,731	898,479
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.0625% 10/11/24 (c)(d)		1,368,272	1,362,566
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2444% 2/8/25 (c)(d)		315,031	312,611
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7638% 10/1/25 (c)(d)		4,008,000	3,980,465
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.25% 4/3/25 (c)(d)		1,223,862	1,210,473
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.493% 9/6/24 (c)(d)		717,184	707,775
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 9/22/24 (c)(d)		597,491	595,251
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 9/22/24 (c)(d)		1,378,519	1,373,349
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.743% 7/1/24 (c)(d)		389,000	388,148
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (c)(d)		269,325	267,574
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.553% 4/3/25 (c)(d)		461,843	458,841
			17,470,333
Containers & Packaging - 0.2%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.993% 7/31/25 (c)(d)		784,030	781,090
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5384% 11/7/25 (c)(d)		3,037,466	2,980,514
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.6101% 10/1/22 (c)(d)		2,965,000	2,955,008
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.2669% 1/6/21 (c)(d)		1,289,000	1,285,649
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0325% 4/3/24 (c)(d)		357,094	349,573
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 5/16/24 (c)(d)		441,878	431,477
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.243% 5/22/24 (c)(d)		820,927	814,261
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4888% 4/3/25 (c)(d)		458,432	459,170
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5091% 12/29/23 (c)(d)		2,367,871	2,324,657
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7591% 6/29/25 (c)(d)		2,272,732	2,235,800
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.243% 2/5/23 (c)(d)		6,222,601	6,191,488
			20,808,687
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.8666% 8/25/23 (c)(d)		1,672,827	1,334,079
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.73% 6/14/21 (c)(d)		1,009,020	1,000,191
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (c)(d)		2,136,628	1,754,044
			4,088,314

TOTAL MATERIALS			42,367,334

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.1899% 2/6/22 (c)(d)(l)		783,000	765,383
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2471% 6/28/23 (c)(d)		619,444	612,475
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5% 3/23/24 (c)(d)		1,018,124	993,944
			2,371,802
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.493% 3/24/25 (c)(d)		515,000	513,285
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5% 3/24/24 (c)(d)		722,167	710,735
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.743% 8/21/25 (c)(d)		2,828,910	2,805,034
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5123% 12/7/25 (c)(d)		685,000	687,569
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7388% 2/8/25 (c)(d)		1,789,481	1,741,756
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4811% 12/22/24 (c)(d)		3,858,000	3,833,425
			10,291,804

TOTAL REAL ESTATE			12,663,606

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.243% 8/1/26 (c)(d)		1,364,000	1,364,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 8/1/25 (c)(d)		2,903,000	2,905,729
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.63% 11/28/24 (c)(d)		1,068,000	992,578
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 8.303% 11/13/21 (c)(d)		1,090,240	1,073,886
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 8/28/25 (c)(d)		902,061	902,061
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (c)(d)		883,617	863,488
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.243% 1/30/24 (c)(d)		48,714	47,605
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 8/4/23 (c)(d)		2,985,417	2,975,297
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.743% 12/14/23 (c)(d)		533,639	532,748
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.4845% 12/31/25 (c)(d)		4,004,393	3,985,092
			15,642,484
Independent Power and Renewable Electricity Producers - 0.0%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 2/15/26 (d)(l)(s)		495,000	491,288
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.75% 12/9/21 (c)(d)		902,884	780,995
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.493% 11/8/22 (c)(d)		291,264	287,988
			1,560,271

TOTAL UTILITIES			17,202,755

TOTAL BANK LOAN OBLIGATIONS
(Cost $639,888,419)			637,210,367

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		6,833,000	6,769,956
Discover Bank:
(Delaware) 3.2% 8/9/21		$9,357,000	$9,323,590
3.1% 6/4/20		8,196,000	8,189,271
4.682% 8/9/28 (c)		5,039,000	5,023,480
8.7% 11/18/19		1,074,000	1,113,231
KeyBank NA 6.95% 2/1/28		718,000	859,286
RBS Citizens NA 2.5% 3/14/19		4,108,000	4,108,107
Synchrony Bank 3.65% 5/24/21		8,482,000	8,518,526
TOTAL BANK NOTES
(Cost $43,588,980)			43,905,447

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		$530,000	$568,526
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	4,751,000	5,463,192
2.7%(Reg. S) (c)(g)	EUR	1,200,000	1,346,309
			6,809,501
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		2,481,000	2,553,723
Danone SA 1.75% (Reg. S) (c)(g)	EUR	1,500,000	1,671,257
			4,224,980
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Andeavor Logistics LP 6.875% (c)(g)		2,820,000	2,761,933
FINANCIALS - 0.7%
Banks - 0.6%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		1,572,000	1,536,383
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	1,358,000	1,686,041
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(g)	EUR	2,200,000	2,526,623
6.75% (Reg. S) (c)(g)	EUR	2,800,000	3,291,662
Banco Do Brasil SA 9% (b)(c)(g)		2,375,000	2,606,680
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		657,000	651,374
Bank of America Corp.:
5.875% (c)(g)		1,330,000	1,336,907
6.1% (c)(g)		2,955,000	3,223,296
6.25% (c)(g)		1,933,000	2,103,451
6.5% (c)(g)		1,089,000	1,206,651
Bank of Nova Scotia 4.65% (c)(g)		2,677,000	2,493,986
Barclays Bank PLC 7.625% 11/21/22		10,102,000	11,110,054
Barclays PLC:
7.875% (Reg. S) (c)(g)		5,098,000	5,431,282
7.875% (Reg. S) (c)(g)	GBP	1,666,000	2,342,606
Credit Agricole SA:
6.625% (b)(c)(g)		3,791,000	3,873,295
7.875% (b)(c)(g)		1,542,000	1,677,497
Danske Bank A/S 5.875% (Reg. S) (c)(g)	EUR	700,000	828,462
HSBC Holdings PLC 5.25% (c)(g)	EUR	3,295,000	4,052,889
Itau Unibanco Holding SA 6.125% (b)(c)(g)		880,000	885,098
KBC Groep NV 5.625% (c)(g)	EUR	3,015,000	3,475,153
Royal Bank of Scotland Group PLC:
7.5% (c)(g)		4,178,000	4,329,278
8.625% (c)(g)		1,330,000	1,445,596
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	1,598,200	2,147,536
Tinkoff Credit Systems 9.25% (Reg. S) (c)(g)		1,343,000	1,396,086
Wells Fargo & Co. 5.9% (c)(g)		4,885,000	5,036,771
			70,694,657
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	1,300,000	1,445,617
Insurance - 0.1%
Assicurazioni Generali SpA:
6.416% (c)(g)	GBP	1,750,000	2,399,314
8.5% (c)(g)	EUR	1,350,000	1,617,447
Aviva PLC:
5.9021% (c)(g)	GBP	1,200,000	1,700,995
6.125% (c)(g)	GBP	5,390,000	7,794,317
AXA SA 3.941% (c)(g)	EUR	558,000	692,040
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		2,594,000	2,442,100
			16,646,213

TOTAL FINANCIALS			88,786,487

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(f)(g)		2,413,000	289,584
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Deutsche Annington Finance BV 4% (Reg. S) (c)(g)	EUR	1,300,000	1,576,736
Grand City Properties SA 3.75% (c)(g)	EUR	5,200,000	6,054,506
			7,631,242
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	699,000	947,785
TOTAL PREFERRED SECURITIES
(Cost $109,972,898)			112,020,038
		Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.44% (t)
(Cost $388,090,174)		388,014,768	388,092,371

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 3.125% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	4/17/19	EUR 12,200,000	$42,588
Option with an exercise rate of 3.375% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 8,600,000	3,781
Option with an exercise rate of 3.375% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 8,500,000	3,737
Option with an exercise rate of 3.5% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 7-Year iTraxx Europe Crossover Series 325 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 6,100,000	2,163
Option with an exercise rate of 3.75% on a credit default swap with JPMorgan Chase Bank NA to buy protection on the 5-Year iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	3/20/19	EUR 12,700,000	3,313

TOTAL PUT OPTIONS			55,582

TOTAL PURCHASED SWAPTIONS
(Cost $554,896)			55,582
TOTAL INVESTMENT IN SECURITIES - 110.9%
(Cost $13,672,717,786)			13,833,389,199
NET OTHER ASSETS (LIABILITIES) - (10.9)%			(1,359,614,653)
NET ASSETS - 100%			$12,473,774,546

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 3/1/34	$(1,000,000)	$(980,397)
2.5% 3/1/34	(5,500,000)	(5,392,184)
2.5% 3/1/34	(14,000,000)	(13,725,559)
2.5% 3/1/34	(14,000,000)	(13,725,559)
2.5% 3/1/34	(5,500,000)	(5,392,184)
2.5% 3/1/49	(4,103,191)	(3,888,203)
2.5% 3/1/49	(4,103,191)	(3,888,203)
2.5% 3/1/49	(1,900,000)	(1,800,449)
2.5% 3/1/49	(1,900,000)	(1,800,449)
3% 3/1/34	(21,300,000)	(21,257,496)
3% 3/1/34	(12,100,000)	(12,075,854)
3% 3/1/49	(3,575,000)	(3,492,347)
3% 3/1/49	(20,375,000)	(19,903,934)
3% 3/1/49	(6,150,000)	(6,007,813)
3% 3/1/49	(1,900,000)	(1,856,072)
3% 3/1/49	(1,900,000)	(1,856,072)
3% 3/1/49	(10,500,000)	(10,257,242)
3% 3/1/49	(10,500,000)	(10,257,242)
3% 3/1/49	(5,450,000)	(5,323,997)
3% 3/1/49	(5,050,000)	(4,933,245)
3% 3/1/49	(5,450,000)	(5,323,997)
3% 3/1/49	(10,500,000)	(10,257,242)
3% 3/1/49	(5,050,000)	(4,933,245)
3% 3/1/49	(10,500,000)	(10,257,242)
3% 3/1/49	(14,850,000)	(14,506,671)
3% 3/1/49	(14,580,000)	(14,242,913)
3% 3/1/49	(30,100,000)	(29,404,094)
3.5% 3/1/34	(23,950,657)	(24,330,716)
3.5% 3/1/34	(6,250,657)	(6,349,845)
3.5% 3/1/34	(2,300,000)	(2,336,497)
3.5% 3/1/34	(3,200,000)	(3,250,779)
3.5% 3/1/34	(31,700,000)	(32,203,028)
3.5% 3/1/34	(29,200,000)	(29,663,357)
3.5% 3/1/34	(29,200,000)	(29,663,357)
3.5% 3/1/34	(5,600,000)	(5,688,863)
3.5% 3/1/34	(23,600,000)	(23,974,494)
3.5% 3/1/34	(23,600,000)	(23,974,494)
3.5% 3/1/34	(14,000,000)	(14,222,158)
3.5% 3/1/34	(5,500,000)	(5,587,276)
3.5% 3/1/49	(7,050,000)	(7,051,389)
3.5% 3/1/49	(5,100,000)	(5,101,005)
3.5% 3/1/49	(2,000,000)	(2,000,394)
3.5% 3/1/49	(1,400,000)	(1,400,276)
3.5% 3/1/49	(3,800,000)	(3,800,749)
3.5% 3/1/49	(30,100,000)	(30,105,930)
4% 3/1/49	(3,100,000)	(3,159,899)
4% 3/1/49	(3,100,000)	(3,159,899)
4% 3/1/49	(13,100,000)	(13,353,120)
4.5% 3/1/49	(28,300,000)	(29,282,245)

TOTAL FANNIE MAE		(536,399,675)

Freddie Mac
3.5% 3/1/49	(26,900,000)	(26,921,060)
4.5% 3/1/49	(600,000)	(621,552)
4.5% 3/1/49	(600,000)	(621,552)

TOTAL FREDDIE MAC		(28,164,164)

Ginnie Mae
2.5% 3/1/49	(3,575,000)	(3,416,797)
2.5% 3/1/49	(2,975,000)	(2,843,349)
2.5% 3/1/49	(1,800,000)	(1,720,346)
2.5% 3/1/49	(1,900,000)	(1,815,920)
3.5% 3/1/49	(37,200,000)	(37,521,899)
3.5% 3/1/49	(37,200,000)	(37,521,899)
4% 3/1/49	(4,100,000)	(4,207,528)
4% 3/1/49	(2,975,000)	(3,053,024)
4% 3/1/49	(113,175,000)	(116,143,173)
4% 3/1/49	(33,500,000)	(34,378,584)
4% 3/1/49	(61,075,000)	(62,676,777)
4% 3/1/49	(1,800,000)	(1,847,208)
4% 3/1/49	(11,900,000)	(12,212,094)
4% 4/1/49	(1,800,000)	(1,845,801)
4% 4/1/49	(1,800,000)	(1,845,801)
4% 4/1/49	(1,900,000)	(1,948,346)
4.5% 3/1/49	(21,400,000)	(22,141,782)
4.5% 3/1/49	(17,050,000)	(17,640,999)
4.5% 3/1/49	(11,100,000)	(11,484,756)
4.5% 3/1/49	(42,800,000)	(44,283,564)
4.5% 3/1/49	(21,400,000)	(22,141,783)

TOTAL GINNIE MAE		(442,691,430)

TOTAL TBA SALE COMMITMENTS
(Proceeds $1,008,302,551)		$(1,007,255,269)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	27	March 2019	$2,585,817	$57,428	$57,428
ICE Long Gilt Contracts (United Kingdom)	40	June 2019	6,673,663	(81,327)	(81,327)
TME 10 Year Canadian Note Contracts (Canada)	107	June 2019	11,034,591	(48,174)	(48,174)
TOTAL BOND INDEX CONTRACTS					(72,073)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	31	June 2019	6,578,055	(3,209)	(3,209)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	219	June 2019	25,089,188	(43,163)	(43,163)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	173	June 2019	24,993,094	(259,848)	(259,848)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	68	June 2019	8,296,000	(20,040)	(20,040)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	140	June 2019	18,123,438	(47,449)	(47,449)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	113	June 2019	18,034,094	(320,310)	(320,310)
TOTAL TREASURY CONTRACTS					(694,019)

TOTAL PURCHASED					(766,092)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	170	March 2019	25,663,602	17,278	17,278
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	312	June 2019	35,743,500	52,998	52,998
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,034	June 2019	133,854,531	743,998	743,998
TOTAL TREASURY CONTRACTS					796,996

TOTAL SOLD					814,274

TOTAL FUTURES CONTRACTS					$48,182

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	284,843	EUR	249,000	BNP Paribas SA	5/16/19	$(179)
USD	838,280	EUR	732,000	BNP Paribas SA	5/16/19	385
USD	221,763,990	EUR	194,281,000	JPMorgan Chase Bank, N.A.	5/16/19	(622,736)
USD	31,730,134	GBP	24,184,000	Royal Bank Of Canada	5/16/19	(469,117)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,091,647)
					Unrealized Appreciation	385
					Unrealized Depreciation	(1,092,032)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)(3)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$12,387,000	$(61,137)	$(89,772)	$(150,909)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,500,000	(71,566)	(16,753)	(88,319)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	7,803,000	(38,512)	(56,550)	(95,062)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	10,000,000	(49,356)	(35,652)	(85,008)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	14,200,000	(70,086)	(2,268)	(72,354)
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	7,860,000	(38,794)	(54,110)	(92,904)
TOTAL BUY PROTECTION							(329,451)	(255,105)	(584,556)
Sell Protection
Casino Guichard Perrachon SA	Ba1	Jun. 2019	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 400,000	246	3,387	3,633

TOTAL CREDIT DEFAULT SWAPS							$(329,205)	$(251,718)	$(580,923)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (3) Notional amount is stated in U.S. Dollars unless otherwise noted.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2029	EUR 2,460,000	$(4,751)	$0	$(4,751)
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2034	EUR 11,740,000	347,830	0	347,830
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2039	EUR 1,424,000	40,414	0	40,414

TOTAL INTEREST RATE SWAPS							$383,493	$0	$383,493

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,422,488,444 or 11.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,845,871.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $725,772.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $101,345.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Level 3 security

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $607,241 or 0.0% of net assets.

 (q) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	10/26/18 - 11/28/18	$601,579

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,892,850
Total	$3,892,850

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Fund	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Real Estate High Income Fund	$--	$51,000,000	$51,030,249	$--	$30,249	$--	$--
Total	$--	$51,000,000	$51,030,249	$--	$30,249	$--	$--

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,016	$--	$--	$1,016
Energy	183,480	183,480	--	--
Financials	526,425	526,425	--	--
Materials	1,150,608	1,150,608	--	--
Real Estate	3,402,301	2,858,129	544,172	--
Corporate Bonds	4,386,946,046	--	4,386,946,046	--
U.S. Government and Government Agency Obligations	3,642,589,610	--	3,642,589,610	--
U.S. Government Agency - Mortgage Securities	3,323,177,348	--	3,323,177,348	--
Asset-Backed Securities	201,720,480	--	201,074,136	646,344
Collateralized Mortgage Obligations	283,170,216	--	283,169,710	506
Commercial Mortgage Securities	521,382,754	--	521,382,754	--
Municipal Securities	125,890,999	--	125,890,999	--
Foreign Government and Government Agency Obligations	161,964,111	--	161,964,111	--
Bank Loan Obligations	637,210,367	--	633,877,083	3,333,284
Bank Notes	43,905,447	--	43,905,447	--
Preferred Securities	112,020,038	--	112,020,038	--
Money Market Funds	388,092,371	388,092,371	--	--
Purchased Swaptions	55,582	--	55,582	--
Total Investments in Securities:	$13,833,389,199	$392,811,013	$13,436,597,036	$3,981,150
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$385	$--	$385	$--
Futures Contracts	871,702	871,702	--	--
Swaps	388,490	--	388,490	--
Total Assets	$1,260,577	$871,702	$388,875	$--
Liabilities
Forward Foreign Currency Contracts	$(1,092,032)	$--	$(1,092,032)	$--
Futures Contracts	(823,520)	(823,520)	--	--
Swaps	(334,202)	--	(334,202)	--
Total Liabilities	$(2,249,754)	$(823,520)	$(1,426,234)	$--
Total Derivative Instruments:	$(989,177)	$48,182	$(1,037,359)	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,007,255,269)	$--	$(1,007,255,269)	$--
Total Other Financial Instruments:	$(1,007,255,269)	$--	$(1,007,255,269)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$55,582	$0
Swaps(b)	246	(329,451)
Total Credit Risk	55,828	(329,451)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	385	(1,092,032)
Total Foreign Exchange Risk	385	(1,092,032)
Interest Rate Risk
Futures Contracts(d)	871,702	(823,520)
Swaps(b)	388,244	(4,751)
Total Interest Rate Risk	1,259,946	(828,271)
Total Value of Derivatives	$1,316,159	$(2,249,754)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.8%
United Kingdom	2.5%
Netherlands	2.2%
Mexico	2.0%
Luxembourg	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,284,627,612)	$13,445,296,828
Fidelity Central Funds (cost $388,090,174)	388,092,371
Total Investment in Securities (cost $13,672,717,786)		$13,833,389,199
Cash		1,567,621
Foreign currency held at value (cost $17,898,598)		17,898,402
Receivable for investments sold		75,057,091
Receivable for TBA sale commitments		1,008,302,551
Unrealized appreciation on forward foreign currency contracts		385
Dividends receivable		110,867
Interest receivable		87,892,309
Distributions receivable from Fidelity Central Funds		1,030,811
Receivable for daily variation margin on futures contracts		36,707
Bi-lateral OTC swaps, at value		246
Prepaid expenses		17,469
Receivable from investment adviser for expense reductions		1,041,753
Other receivables		3,273
Total assets		15,026,348,684
Liabilities
Payable for investments purchased
Regular delivery	$122,301,285
Delayed delivery	1,416,416,096
TBA sale commitments, at value	1,007,255,269
Unrealized depreciation on forward foreign currency contracts	1,092,032
Distributions payable	18
Bi-lateral OTC swaps, at value	329,451
Accrued management fee	3,168,938
Payable for daily variation margin on centrally cleared OTC swaps	64,213
Other affiliated payables	1,160,055
Other payables and accrued expenses	786,781
Total liabilities		2,552,574,138
Net Assets		$12,473,774,546
Net Assets consist of:
Paid in capital		$12,253,586,440
Total distributable earnings (loss)		220,188,106
Net Assets, for 1,225,348,293 shares outstanding		$12,473,774,546
Net Asset Value, offering price and redemption price per share ($12,473,774,546 ÷ 1,225,348,293 shares)		$10.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period October 25, 2018 (commencement of operations) to February 28, 2019 (Unaudited)
Investment Income
Dividends		$1,812,307
Interest		158,807,429
Income from Fidelity Central Funds		3,892,850
Total income		164,512,586
Expenses
Management fee	$12,899,905
Transfer agent fees	4,220,031
Accounting fees and expenses	512,873
Custodian fees and expenses	79,904
Independent trustees' fees and expenses	13,018
Registration fees	583,841
Audit	50,815
Legal	1,143
Miscellaneous	69,451
Total expenses before reductions	18,430,981
Expense reductions	(3,582,618)
Total expenses after reductions		14,848,363
Net investment income (loss)		149,664,223
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,877,267
Fidelity Central Funds	(2,197)
Other affiliated issuers	30,249
Forward foreign currency contracts	2,578,784
Foreign currency transactions	618,346
Futures contracts	(5,930,750)
Swaps	(6,415)
Total net realized gain (loss)		53,165,284
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	160,669,216
Fidelity Central Funds	2,197
Forward foreign currency contracts	(1,091,647)
Assets and liabilities in foreign currencies	6,172
Futures contracts	48,182
Swaps	(197,430)
Delayed delivery commitments	1,047,282
Total change in net unrealized appreciation (depreciation)		160,483,972
Net gain (loss)		213,649,256
Net increase (decrease) in net assets resulting from operations		$363,313,479

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period October 25, 2018 (commencement of operations) to February 28, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$149,664,223
Net realized gain (loss)	53,165,284
Change in net unrealized appreciation (depreciation)	160,483,972
Net increase (decrease) in net assets resulting from operations	363,313,479
Distributions to shareholders	(143,125,373)
Total distributions	(143,125,373)
Share transactions
Proceeds from sales of shares	12,287,814,765
Reinvestment of distributions	143,125,373
Cost of shares redeemed	(177,353,698)
Net increase (decrease) in net assets resulting from share transactions	12,253,586,440
Total increase (decrease) in net assets	12,473,774,546
Net Assets
Beginning of period	–
End of period	$12,473,774,546
Other Information
Shares
Sold	1,228,911,394
Issued in reinvestment of distributions	14,193,915
Redeemed	(17,757,016)
Net increase (decrease)	1,225,348,293

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Total Bond Fund

Six months ended (Unaudited) February 28,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.126
Net realized and unrealized gain (loss)	.171
Total from investment operations	.297
Distributions from net investment income	(.115)
Distributions from net realized gain	(.002)
Total distributions	(.117)
Net asset value, end of period	$10.18
Total ReturnC,D	2.99%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	3.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,473,775
Portfolio turnover rateH	86%I,J

 A For the period October 25, 2018 (commencement of operations) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2019

1. Organization.

Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$211,846,651
Gross unrealized depreciation	(39,700,325)
Net unrealized appreciation (depreciation)	$172,146,326
Tax cost	$13,661,049,260

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$43,053	$(499,314)
Swaps	(20,325)	(580,923)
Total Credit Risk	22,728	(1,080,237)
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,578,784	(1,091,647)
Total Foreign Exchange Risk	2,578,784	(1,091,647)
Interest Rate Risk
Futures Contracts	(5,930,750)	48,182
Swaps	13,910	383,493
Total Interest Rate Risk	(5,916,840)	431,675
Totals	$(3,315,328)	$(1,740,209)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market and bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and certain in-kind transaction, aggregated $1,370,848,770 and $383,049,877, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest and cash valued at $11,926,796,615 in exchange for 1,192,679,661 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Affiliated Redemptions In-Kind. During the period, the Fund redeemed 6,046,238 shares of Fidelity Real Estate High Income Fund in exchange for investments and cash, including accrued interest, with a value of $51,030,249. The net realized gains of $30,249 on the Fund's redemptions of Fidelity Real Estate High Income Fund shares are included in "Net realized gain (loss) on Investment securities: Other affiliated issuers" in the accompanying Statement of Operations. The Fund recognized gains on the exchanges for federal income tax purposes.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through October 31, 2019. During the period this reimbursement reduced the Fund's expenses by $3,550,139.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $71 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,662.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $30,746.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund and Strategic Advisers Fidelity Core Income Fund were the owners of record of approximately 52% and 48%, respectively of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 25, 2018 to February 28, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2019	Expenses Paid During Period
Actual	.36%	$1,000.00	$1,029.90	$1.27-B
Hypothetical-C		$1,000.00	$1,023.01	$1.81-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 127/365 (to reflect the period October 25, 2018 to February 28, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Total Bond Fund

On March 8, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered its familiarity with Fidelity's management of other fixed income index funds overseen by the Board.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median for those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, after taking into account the contractual expense cap discussed below.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.36% through October 31, 2019.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. The Board noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

STB-SANN-0419
1.9887628.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019